NEW PREMIUM PAYMENT WIRING INSTRUCTIONS


For BVUL policies issued prior to May 22, 2005, wiring instructions for premium payments will change effective August 8, 2005. For BVUL policies issued after May 22, 2005, follow the new wire instructions immediately.

All wire transfers to Principal Financial Group for BVUL policies should be directed as follows:

      Direct to:        Wire Routing Transit Number 121000248
      Bank name:        Wells Fargo Bank, N.A.
      City, State       San Francisco, CA
      Beneficiary Account Number (BNF):  1954173579
      Beneficiary Account Name: Principal Life Insurance Company Individual EFT OBI Info: (instructions - see below*)

       OBI Info is extremely important in identifying how to apply these funds. Please include the following:
       o    As much description as possible in the 68 characters allowed.
       o Contract number(s), business group or Insured's name, special instructions - such as "init prem", "loan repay", etc
       o    Direct it to: ATTN: Kyle Helmick


NOTE: If you currently submit your premium payments via a check, continue to follow your current mailing process. ----

                   PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE

                    VARIABLE UNIVERSAL LIFE INSURANCE POLICY

     Issued by Principal Life Insurance Company (the "Company") through its

        Principal Life Insurance Company Variable Life Separate Account

                    This prospectus is dated April 29, 2005.


As in the case of other life insurance policies, it may not be in your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage. The Policy involves investment risk, including possible loss of principal.


This prospectus provides information that you should know before buying a Policy. It is accompanied by current prospectuses for the underlying mutual funds that are available as investment options under the Policy. Please read these prospectuses carefully and keep them for future reference.


The Securities and Exchange Commission ("SEC") has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Not all the benefits, programs, features and investment options described in this prospectus are available or approved for use in every state. This prospectus offers a Policy which may not be available in all states and is not an offer to sell or solicitation of an offer to buy the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

TABLE OF CONTENTS



SUMMARY: BENEFITS AND RISKS ............................................. 4

 Policy Benefits ........................................................4

 Death Benefits and Proceeds ............................................4

 Premium Payment Flexibility ............................................4

 Policy Values ..........................................................4

 Adjustment Options .....................................................4

 Maturity Proceeds ......................................................4

 Policy Risks ...........................................................5

 Risks of Poor Investment Performance ...................................5

 Policy Termination (Lapse) .............................................5

 Limitations on Access to Surrender Value ...............................5

 Adverse Tax Consequences ...............................................5

 Risks of Underlying Mutual Funds .......................................6

SUMMARY: FEE TABLES .....................................................6

GLOSSARY ................................................................ 11

CORPORATE ORGANIZATION AND OPERATION ....................................13

 The Company ............................................................13

 Principal Life Insurance Company Variable Life Separate Account ........13

 The Funds ..............................................................13

CHARGES AND DEDUCTIONS ..................................................15

 Premium Expense Charge .................................................15

 Surrender Charge .......................................................15

 Monthly Policy Charge ..................................................16

 Underlying Mutual Fund Charges .........................................17

GENERAL DESCRIPTION OF THE POLICY .......................................17

 The Contract ...........................................................17

 Rights Under the Policy ................................................17

 Policy Limitations .....................................................18

 Optional Insurance Benefits ............................................21

 Reservation of Rights ..................................................22

 Right to Exchange Policy ...............................................22

 Suicide ................................................................22

 Delay of Payments ......................................................22

PREMIUMS ................................................................23

 Payment of Premiums ....................................................23

 Premium Limitations ....................................................23

 Allocation of Premiums .................................................23

DEATH BENEFITS AND POLICY VALUES ........................................25

 Death Proceeds .........................................................25

 Death Benefit Option ...................................................26

 Change in Death Benefit Option .........................................26

 IRS Definition of Life Insurance .......................................27

 Maturity Proceeds ......................................................29

 Adjustment Options .....................................................29

 Policy Values ..........................................................30

SURRENDERS AND PARTIAL SURRENDERS .......................................30

 Surrenders .............................................................30

 Examination Offer (Free-Look Provision) ................................31

LOANS ...................................................................31

 Policy Loans ...........................................................31

 Loan Account ...........................................................32

 Loan Payments ..........................................................32

POLICY TERMINATION AND REINSTATEMENT ....................................32

 Policy Termination (Lapse) .............................................32

 Reinstatement ..........................................................33

TAX ISSUES RELATED TO THE POLICY ........................................34

GENERAL PROVISIONS ......................................................36

 Frequent Trading and Market-Timing (Abusive Trading Practices).........36

 Purchase Procedures ....................................................37

 Statement of Values ....................................................38

 Services Available via the Telephone ...................................38

 Misstatement of Age or Gender ..........................................38

 Non-Participating Policy ...............................................38

 Incontestability .......................................................38

 Independent Registered Public Accounting Firm .......................... 39

LEGAL PROCEEDINGS .......................................................39

TABLE OF SEPARATE ACCOUNT DIVISIONS .....................................39

APPENDIX A - TARGET PREMIUMS............................................52

APPENDIX B - ILLUSTRATIONS ..............................................53

APPENDIX C - APPLICABLE PERCENTAGES (for Life Insurance Definition Test)  60

ADDITIONAL INFORMATION ..................................................66

SUMMARY: BENEFITS AND RISKS


This prospectus describes a flexible variable universal life insurance policy offered by the Company. This is a brief summary of the Policy's features. More detailed information follows later in this prospectus.


The Policy is for use by corporations, employers, trusts, associations or similar entities. This Policy is designed for financing non-qualified executive deferred compensation plans, salary continuation plans, post employment benefits or similar purposes.


POLICY BENEFITS

DEATH BENEFITS AND PROCEEDS
The Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the insured dies. Death proceeds are calculated as of the date of death of the insured. The amount of the death proceeds is:
.. the death benefit plus interest (as explained in DEATH BENEFITS AND POLICY
  VALUES - Death Proceeds);
.. minus loan indebtedness;
.. minus any overdue monthly policy charges (Overdue monthly policy charges arise when a Policy is in a grace period and the net policy value is insufficient to cover the sum of the cost of insurance and of additional benefits provided by any rider plus other policy charges).

Death proceeds are paid in cash or applied under a benefit payment option. The Policy provides for three death benefit options. A death benefit option is elected on the application. Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.


PREMIUM PAYMENT FLEXIBILITY
You may choose the amount and frequency of premium payments (subject to certain limitations).

POLICY VALUES
The policy value reflects your premium payments, partial surrenders, policy loans, policy expenses, interest credited to the fixed account and the investment experience of the divisions. There is no guaranteed minimum division value.

Policy Loans
------------
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the net surrender value.

Full Surrender
--------------
The Policy may be surrendered and any net surrender value paid to the owner. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed.


Partial Surrender
-----------------
On or after the first policy anniversary, a Policy may be partially surrendered and the proceeds paid to the owner. The surrender charge does not apply to partial surrenders. A transaction fee of $25 is imposed on each partial surrender after the second partial surrender in a policy year. The minimum amount for a partial surrender is $500.


ADJUSTMENT OPTIONS
The total face amount may be increased (unless the Policy is in a grace period) or decreased.

Total Face Amount Increase
--------------------------
The minimum amount of an increase is $10,000 and is subject to our underwriting guidelines in effect at the time the increase is requested.

Total Face Amount Decrease
--------------------------
On or after the first policy anniversary, a decrease in total face amount may be requested if the request does not decrease the total face amount below $100,000.

MATURITY PROCEEDS
If the insured is living on the maturity date, we will pay the owner an amount equal to the net surrender value. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the maturity date.

POLICY RISKS

RISKS OF POOR INVESTMENT PERFORMANCE
Transaction costs and policy charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the divisions. Without additional premium payments, investment in the fixed account or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the insured's death.

NOTE: Each division invests in a corresponding underlying mutual fund. The underlying mutual funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.

POLICY TERMINATION (LAPSE)
On an ongoing basis, the Policy's net policy value must be sufficient to cover the monthly policy charges and any loan indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the insured.

If the cumulative death benefit guarantee premium requirement is met, the Policy will not terminate prior to the insured's attained age 85 even if the Policy's net policy value is insufficient to cover the monthly policy charge.



LIMITATIONS ON ACCESS TO SURRENDER VALUE
Partial Surrenders
------------------
..    The partial surrender may not be less than $500 and may not be greater than
     90% of the net surrender value.
..    The policy  value will be  reduced by the amount of the  partial  surrender plus any transaction fee(s).
..    A  transaction  fee of $25 is imposed on each partial  surrender  after the second partial surrender in a policy year.


Full Surrenders
---------------
If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.

If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of policy years is calculated from the original policy date through the surrender date - excluding the period during which the Policy was terminated.


ADVERSE TAX CONSEQUENCES
A full surrender or cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus any loan indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.

In certain employer-sponsored life insurance arrangements participants may be required to report for income tax purposes, one or more of the following:
.. the value each year of the life insurance protection provided;
.. an amount equal to any employer-paid premiums; or

.. some or all of the amount by which the current value exceeds the employer's interest in the Policy.
Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

RISKS OF UNDERLYING MUTUAL FUNDS
A comprehensive discussion of the risks of each underlying mutual fund may be found in the underlying mutual fund's prospectus. As with all mutual funds, as the value of an underlying mutual fund's assets rise or fall, the fund's share price changes. If you sell your units in a division (each of which invests in an underlying mutual fund) when their value is less than the price you paid, you will lose money.

Equity Funds
------------
The biggest risk is that the fund's returns may vary, and you could lose money. The equity funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of an underlying mutual fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of an underlying mutual fund's portfolio could also decrease if the stock market goes down.

Income Funds
------------
A fundamental risk of fixed-income securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the underlying mutual fund's share price may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

International Funds
-------------------
The international underlying mutual funds have significant exposure to foreign markets. As a result, their returns and price per share may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

SUMMARY: FEE TABLES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy or surrender the Policy.

                               TRANSACTION FEES
 ------------------------------------------------------------------------------
          CHARGE             WHEN CHARGE IS DEDUCTED       AMOUNT DEDUCTED
 ------------------------------------------------------------------------------
  Maximum Sales Charge:
  on premiums up to Target
  Premium -
   all years                 from each premium paid     6.50% of premium paid
  on premiums over Target
  Premium:
   years 0-5 (after issue
   or adjustment)                                       5.00% of premium paid
   years 6 and after
   (after issue or
   adjustment)                                          6.50% of premium paid
  Taxes (federal, state      from each premium paid     3.45% of premium paid
  and local)
 ------------------------------------------------------------------------------
  Maximum Deferred           from proceeds upon full
  Surrender Charge*          surrender
  Guaranteed Minimum                                    $2.83 per $1,000 of
                                                        policy face amount
  Guaranteed Maximum                                    $46.00 per $1,000 of
                                                        policy face amount
  Current Charge for                                    $10.74 per $1,000 of
  Representative Insured**                              policy face amount
                             from each partial
                             surrender after the        $25 per partial
  Transaction Fee            second                     surrender
                             partial surrender in a
                             policy year
 ------------------------------------------------------------------------------
                             upon each unscheduled
  Transfer Fees              transfer after the first
  Guaranteed                 unscheduled transfer in    $25 per unscheduled
                             a policy month.            transfer
  Current                                               None
 ------------------------------------------------------------------------------

    * Deferred surrender charges decline over time.
    ** Representative Insured is a 45-year old male with a risk classification of preferred non-smoker.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying mutual fund fees and expenses.

    PERIODIC CHARGES OTHER THAN UNDERLYING MUTUAL FUND OPERATING EXPENSES
 ------------------------------------------------------------------------------
                           WHEN CHARGE
         CHARGE            IS DEDUCTED               AMOUNT DEDUCTED
 ------------------------------------------------------------------------------
  Cost of Insurance*:        monthly
  Guaranteed Minimum                       $0.02 per $1,000 of net amount at
                                           risk
  Guaranteed Maximum                       $83.33 per $1,000 of net amount at
                                           risk
  Current Charge for
  Representative                           $0.07 per $1,000 of net amount at
  Insured**                                risk
  Asset Based Charge:        monthly
  Current                                  0.30% of division values per year
 ------------------------------------------------------------------------------
  Optional Insurance
  Benefits
                                           equivalent to $0.10 per $1,000 per
  Accounting Benefit                       year for the first five policy years
  Rider                      monthly       for policies issued through May 21,
                                           2004
                                           equivalent to $0.25 per $1,000 per
                                           year for the first five policy years
                             monthly       for policies issued after May 21,
                                           2004
  Supplemental Benefit
  Rider                      monthly
  Guaranteed Minimum                       $0.04 per $1,000 of net amount at
                                           risk
  Guaranteed Maximum                       $83.33 per $1,000 of net amount at
                                           risk
  Current Charge for                       $0.38 per $1,000 of net amount at
  Representative                           risk
  Insured**
 ------------------------------------------------------------------------------
  Maximum Policy loan
  interest (applies
  only if a                 annually
  policy loan is
  outstanding)           (accrued daily)
   policy years 1-10                       1.0% of loan balance per year****
   after policy year 10                    0.3% of loan balance per year****
 ------------------------------------------------------------------------------


    * The cost of insurance rate at issue and for any underwritten total face amount increase is based on the gender, issue age and age at adjustment, duration since issue and since adjustment, smoking status, and risk classification of the insured. The charge shown in the table may not be representative of the charge that a particular policy owner will pay. Typically, cost of insurance rates are lower for insureds who: are non-smokers; have a risk classification of preferred; are younger; and are fully underwritten. You may obtain more information about the particular cost of insurance charge that would apply to you from your registered representative or by phoning 1-800-247-9988.

    ** Representative insureds is a 45-year old male with a risk classification of preferred non-smoker.


    *** The difference between the interest charged on a loan balance and the interest credited to the loan account


The next table shows the minimum and maximum fees and expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained in the prospectus for each underlying mutual fund.

Annual Underlying Mutual Fund Operating Expenses as of December 31, 2004.

                                                                            MINIMUM        MAXIMUM
 -----------------------------------------------------------------------------------------------------
 Total annual underlying mutual fund operating expenses (expenses that
 are deducted from underlying mutual fund assets, including management    0.14%         1.73%
 fees, distribution and/or service (12b-1) fees and other expenses)
 -----------------------------------------------------------------------------------------------------


The following table shows the fees and expenses (before waiver or reimbursement) charged by each underlying mutual fund for the fiscal year ended December 31, 2004.

                                                                                           TOTAL                     CONTRACTUAL
                                         MANAGEMENT       12B-1         OTHER              GROSS                         NET
 UNDERLYING MUTUAL FUNDS                    FEES        FEES/(1)/      EXPENSES      EXPENSES/(//2//)/                 EXPENSES
 -----------------------                 ----------     ---------      --------      -----------------               -----------
 AIM V.I. Aggressive Growth Fund -
 Series I Shares                           0.80%                  N/A   0.36%                         1.16%/(3)(4)/  1.11%/(3)(4)/
 AIM V.I. Core Stock Fund - Series I
 Shares                                    0.75                   N/A   0.46                          1.21/(//3//)//(//1.15/(3)(4)
 AIM V.I. Dynamics Fund - Series I
 Shares                                    0.75                   N/A   0.39                          1.14/(3)(//5//)/ 1.13/(3)(5)
 AIM V.I. Health Sciences (effective
 July 1, 2005 AIM V.I. Global
 Health Care) Fund - Series I              0.75                   N/A   0.36                          1.11/(3)(//5//)/ 1.10/(3)(5)
 AIM V.I. International Growth Fund -
 Series I Shares                           0.74                   N/A   0.40                          1.14
 AIM V.I. Premier Equity Fund - Series
 I Shares                                  0.61                   N/A   0.30                          0.91
 AIM V.I. Small Company Growth Fund -
 Series I Shares                           0.75                   N/A   0.61                          1.36/(3)(//5//)/ 1.30/(3)(5)
 AIM V.I. Technology Fund - Series I
 Shares                                    0.75                   N/A   0.40                          1.15
 American Century VP Income & Growth -
 Class II                                  0.70                  0.25   0.00                          0.95/(//6//)/
 American Century VP International -
 Class II                                  1.17                  0.25   0.00                          1.42/(//6//)/
 American Century VP Ultra - Class II      0.90                  0.25   0.00                          1.15/(//6//)/
 American Century VP Value - Class II      0.83                  0.25   0.00                          1.08/(//6//)/
 Dreyfus IP Core Value - Service Class     0.75                  0.25   0.10                          1.10/(//7//)/
 Dreyfus IP Founders Discovery -
 Initial Class                             0.90                   N/A   0.36                          1.26
 Dreyfus IP Founders Growth - Initial
 Class                                     0.75                   N/A   0.25                          1.00/(//7//)/
 Dreyfus Socially Responsible Growth -
 Service Class                             0.75                  0.25   0.06                          1.06
 Dreyfus VIF Appreciation - Service
 Class                                     0.75                  0.25   0.04                          1.04
 Dreyfus VIF Developing Leaders -
 Service Class                             0.75                  0.25   0.04                          1.04
 Dreyfus VIF Quality Bond - Service
 Class                                     0.65                  0.25   0.09                          0.99
 Fidelity VIP Asset Manager - Service
 Class 2                                   0.53                  0.25   0.14                          0.92/(//8//)/
 Fidelity VIP Contrafund - Service
 Class 2                                   0.57                  0.25   0.11                          0.93/(//8//)/
 Fidelity VIP Equity-Income - Service
 Class 2                                   0.47                  0.25   0.11                          0.83/(//8//)/
 Fidelity VIP Growth - Service Class 2     0.58                  0.25   0.10                          0.93/(//8//)/
 Fidelity VIP High Income - Service
 Class 2                                   0.58                  0.25   0.14                          0.97
 Fidelity VIP Mid Cap - Service Class 2    0.57                  0.25   0.14                          0.96/(//8//)/
 Franklin Templeton VIP Trust Income
 Securities Fund - Class 2                 0.47                  0.25   0.02                           0.74/(//9//)//(/ 10/)/
 Franklin Templeton VIP Trust Mutual
 Discovery Securities Fund -
 Class 2                                   0.80                  0.25   0.21                           1.26/(//9//)/
 Franklin Templeton VIP Trust Mutual
 Shares Securities Fund -
 Class 2                                   0.60                  0.25   0.15                           1.00/(//9//)/
 Franklin Templeton VIP Trust Rising
 Dividends Securities Fund -
 Class 2                                   0.68                  0.25   0.03                           0.96/(//9//)//(/10 /)/
 Franklin Templeton VIP Trust Small Cap
 Value Securities Fund -
 Class 2                                   0.53                  0.25   0.18                           0.96/(//9//)/
 Janus Aspen Series Balanced Portfolio
 - Service Shares                          0.55                  0.25   0.01                           0.81/(11)/
 Janus Aspen Series Core Equity
 Portfolio - Service Shares                0.60                  0.25   0.88                           1.73/(11)/      1.45/(12//
 Janus Aspen Series Flexible Bond
 Portfolio - Service Shares                0.52                  0.25   0.03                           0.80/(11)/
 Janus Aspen International Growth -
 Service Shares                            0.64                  0.25   0.04                           0.93/(11)/
 Janus Aspen Series Mid Cap Growth
 Portfolio - Service Shares                0.64                  0.25   0.01                           0.90/(11)/
 Janus Aspen Series Worldwide Growth
 Portfolio - Service Shares                0.60                  0.25   0.03                           0.88/(11)/
 JP Morgan Bond Series Trust II - Bond
 Portfolio                                 0.30                   N/A   0.45                           0.75/(1//3//)/
 JP Morgan Small Company Series Trust
 II - Small Company
 Portfolio                                 0.60                   N/A   0.55                           1.15/(1//3//)/
 MFS VIT Emerging Growth Series -
 Service Class                             0.75                  0.25   0.12                           1.12/(//1//4//)/
 MFS VIT MidCap Growth Series - Service
 Class                                     0.75                  0.25   0.12                           1.12/(//1//4//)/
 MFS VIT New Discovery Series - Service
 Class                                     0.90                  0.25   0.11                           1.26/(//1//4//)/
 MFS VIT Value Series - Service Class      0.75                  0.25   0.18                           1.18/(//1//4//)/1.15/(15//
 Neuberger Berman AMT Guardian
 Portfolio - Class I                       0.85                   N/A   0.13                           0.98            0.98/(16//
 Principal VCF Bond                        0.46                   N/A   0.01                           0.47
 Principal VCF Capital Value               0.60                   N/A   0.00                           0.60/(//1//7//)/
 Principal VCF Diversified
 International                             0.85                   N/A   0.12                           0.97/(//1//7//)/
 Principal VCF Equity Growth               0.76                   N/A   0.01                           0.77/(//1//7//)/
 Principal VCF Government Securities       0.44                   N/A   0.00                           0.44
 Principal VCF Growth                      0.60                   N/A   0.00                           0.60/(//1//7//)/
 Principal VCF International SmallCap      1.20                   N/A   0.11                           1.31/(//1//7//)/
 Principal VCF LargeCap Blend              0.75                   N/A   0.03                           0.78/(1//8//)/
 Principal VCF LargeCap Growth Equity      1.00                   N/A   0.05                           1.05/(1//9//)/
 Principal VCF LargeCap Value              0.75                   N/A   0.01                           0.76/(//20//)/
 Principal VCF Limited Term Bond           0.50                   N/A   0.03                           0.53/(//20//)/
 Principal VCF MidCap                      0.58                   N/A   0.01                           0.59/(//1//7//)/
 Principal VCF MidCap Growth               0.90                   N/A   0.02                           0.92/(//2//1//)/
 Principal VCF MidCap Value                1.05                   N/A   0.03                           1.08/(//2//1//)/
 Principal VCF Money Market                0.48                   N/A   0.01                           0.49
 Principal VCF Real Estate Securities      0.90                   N/A   0.00                           0.90/(//1//7//)/
 Principal VCF SmallCap                    0.85                   N/A   0.01                           0.86/(//1//7//)/
 Principal VCF SmallCap Growth             1.00                   N/A   0.01                           1.01/(//2//1//)/
 Principal VCF SmallCap Value              1.10                   N/A   0.03                           1.13/(//2//1//)/
 Putnam VT Growth & Income Fund - Class
 IB                                        0.48                  0.25   0.06                           0.79
 Putnam VT International Equity Fund -
 Class IB                                  0.75                  0.25   0.19                           1.19
 Putnam VT Voyager Fund - Class IB         0.56                  0.25   0.08                           0.89
 Vanguard VIF Balanced Portfolio           0.24                   N/A   0.02                           0.26
 Vanguard VIF Equity Index Portfolio       0.12                   N/A   0.02                           0.14
 Vanguard VIF MidCap Index Portfolio       0.21                   N/A   0.03                           0.24
 Wells Fargo Advantage VT Asset
 Allocation Fund                           0.55                  0.25   0.22                           1.02            1.00/(22//
 Wells Fargo Advantage VT Equity Income
 Fund                                      0.55                  0.25   0.23                           1.03            1.00/(22/
 Wells Fargo Advantage VT Large Company
 Growth Fund                               0.55                  0.25   0.25                           1.05            1.00/(22/

/ //(1)/ Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
/ //(//2//)/ The Company and Princor Financial Services Corporation may receive a portion of the underlying fund expenses for record keeping, marketing and distribution services.
/ //(//3//)/ The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; (vi) expenses related to a merger or reorganization, a approved by the fund's board of trustees; and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through April 30, 2006.
/ //(4)/ Effective January 1, 2005 through June 30, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.
/ //(//5//)/ Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.
/ //(//6//)/ Based on expenses incurred by the fund, as stated in the most recent shareholder report. The fund has a stepped fee schedule, As a result, the fund's management fee rate generally decreases as fund assets increase.
/ //(//7//)/ The Dreyfus Corporation has agreed, until December 31, 2005, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed: Core Value 1.00% and Founders Growth 1.00%.
/ //(//8//)/ A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been VIP Asset Manager 0.91%; VIP Contrafund 0.91%; VIP Equity-Income 0.82%; VIP Growth 0.90%; and VIP Mid Cap 0.93%. These offsets may be discontinued at any time.

/ //(//9//)/ Franklin Templeton has stated while the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
/ //(//10//)/ The Fund administration fee is paid indirectly through the management fee.
/ //(11)/ Restated to reflect reductions in the Portfolios' Management fee effective July 1, 2004.
/ //(//1//2//)/ Janus Capital has contractually agreed to waive management fees and other expenses to the extent necessary so that total operating expenses (excluding the distribution and shareholder servicing fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain levels until at least May 1, 2006.
/ //(1//3//)/ Reflects a written agreement pursuant to which JPMorgan Funds
 Management, Inc. agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's Shares (excluding interest, taxes and extraordinary expenses exceed 0.75% for Bond Portfolio and 1.15% for Small Company Portfolio of its average daily net assets through 4/30/06. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.
/ //(1//4//)/ An expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 1.11% for Emerging Growth Series and 1.25% for New Discovery Series.
/ //(1//5//)/ MFS has contractually agreed to bear the series' expenses such that "Other Expenses" do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2006, unless the Board of Trustees which oversees the fund consents to any earlier revision or termination of this arrangement.
/ //(1//6//)/ Neuberger Berman Management Inc. ("NBMI") has undertaken through
 December 31, 2007 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate 1% of the Portfolio's average daily net asset value. The expense limitation arrangements for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
/ //(//1//7//)/ Expense ratio without fees paid indirectly through a commission recapture agreement or a custodial agreement. If such fees were included, the expense ratio shown would be lower.
/ //(1//8//)/ Expense ratio without fees paid indirectly through a commission recapture agreement or a custodial agreement and the Manager's voluntary expense limit. The expense limit ceased on May 1, 2004. If such fees were included, the expense ratio shown would be lower.
/ //(1//9//)/ Expense ratio without fees paid indirectly through a commission recapture agreement or a custodial agreement and the Manager's voluntary expense limit. The expense limit ceased on May 1, 2002. If such fees were included, the expense ratio shown would be lower.
/ //(//20//)/ Expense ratio without the Manager's voluntary expense limit. The expense limit ceased on May 1, 2004.
/ //(//2//1//)/ Expense ratio without fees paid indirectly through a commission recapture agreement or a custodial agreement and the Manager's voluntary expense limit. The expense limit ceased on January 1, 2001. If such fees were included, the expense ratio shown would be lower.
/ //(//2//2//)/ Wells Fargo has implemented a breakpoint schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Wells Fargo has committed through April 30, 2006 to contractually waive fees and/or reimburse expenses to the extent necessary to maintain each Fund's net operating expense ratio shown.

GLOSSARY


ADJUSTMENT - change to the Policy resulting from an increase or decrease in total face amount or a change in: smoking status; death benefit option; rating or riders.


ADJUSTMENT DATE - the monthly date on or next following the Company's approval of a requested adjustment.


ATTAINED AGE - the insured's issue age plus the number of full policy years since the policy date.


BUSINESS DAY - any date that the New York Stock Exchange ("NYSE") is open for trading and trading is not restricted.


CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM - a premium which is required to be paid in order to guarantee the Policy will not lapse for a specific number of years.


DIVISION - a part of the Separate Account which invests in shares of a corresponding underlying mutual fund.


EFFECTIVE DATE - the date on which all requirements for issuance of a Policy have been satisfied.


FACE AMOUNT - life insurance coverage amount. It is referred to as the total face amount.


FIXED ACCOUNT - that part of the Policy value that is not in the divisions or the loan account.


GENERAL ACCOUNT - assets of the Company other than those allocated to any of our Separate Accounts.


INSURED - the person named as the "insured" on the most recent application for the Policy. The insured may or may not be the owner.


LOAN ACCOUNT - that part of the Policy value that reflects the total loan indebtedness.


LOAN INDEBTEDNESS - the amount of any policy loan and unpaid loan interest.


MATURITY DATE - the policy anniversary when the insured's attained age is 100.


MONTHLY DATE - the day of the month which is the same day as the policy date.


     Example: If the policy date is September 5, 2005, the first monthly date is October 5, 2005.


MONTHLY POLICY CHARGE - the amount subtracted from the policy value on each monthly date equal to the sum of the cost of insurance and the cost of additional benefits provided by any rider plus the asset based charge in effect on the monthly date.


NET AMOUNT AT RISK - the amount upon which cost of insurance charges are based. It is the result of:
  . the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0024663; minus
  . the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.

NET POLICY VALUE - the policy value minus any loan indebtedness.


NET PREMIUM - the gross premium less the deductions for the premium expense charge. It is the amount of premium allocated to the divisions and/or the fixed account.


NET SURRENDER VALUE - surrender value minus any loan indebtedness.


NO-LAPSE GUARANTEE PREMIUM - a premium which is required to be paid in order to guarantee the Policy will not lapse in the first five years.


NOTICE - any form of communication received in our home office which provides the information we need which may be in writing sent to us by mail or another manner we approve in advance.

OWNER - the party which owns all the rights and privileges of this Policy.


POLICY DATE - the date from which monthly dates, policy years and policy anniversaries are determined.


POLICY FACE AMOUNT - the insurance benefit provided by the Policy without any riders.


POLICY MONTH - any one-month period beginning on the monthly date.


     Example: The monthly date is May 5, 2005, the first policy month ends on June 4, 2005.


POLICY VALUE - the sum of the values in the divisions, the fixed account and the loan account.


POLICY YEAR - the one-year period beginning on the policy date and ending one day before the policy anniversary and any subsequent one year period beginning on a policy anniversary.


     Example: If the policy date is September 5, 2005, the first policy year ends on September 4, 2005. The first policy anniversary falls on September 5, 2006.


PREMIUM EFFECTIVE DATE - the date we receive initial premium payment.


PREMIUM EXPENSE CHARGE - the charge deducted from premium payments to cover a sales charge and state, local and federal taxes.


PRORATED BASIS - in the proportion that the value of a particular division or the fixed account bears to the total value of all divisions and the fixed account.


SERVICE OFFICE - Principal Financial Group Service Center
          P.O. Box 9296
          Des Moines, Iowa 50306-9296
          Phone: 1-800-247-9988
          Fax:1-515-235-9720

SURRENDER VALUE - policy value minus any surrender charge. The surrender value also includes any value provided by a rider benefit.



TARGET PREMIUM - a premium amount which is used to determine any applicable premium expense charge and surrender charge under a Policy. Target premiums are provided in Appendix A.



TOTAL FACE AMOUNT - policy face amount plus face amount of the supplemental benefit rider, if any.


UNDERLYING MUTUAL FUND - a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division invests.


UNIT - the accounting measure used to calculate the value of each division.


VALUATION PERIOD - the period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. on each business day, and ends at the close of normal trading of the NYSE on the next business day.


WRITTEN REQUEST - actual delivery to the Company or the service office of a written notice or request, signed and dated, on a form we supply or approve.


YOU - the owner(s) of the Policy.


CORPORATE ORGANIZATION AND OPERATION


THE COMPANY
The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The

Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a directly wholly owned subsidiary of Principal Financial Group, Inc.

On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.


PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
The Separate Account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.

The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to Policy owners under the Policy.


THE FUNDS
The assets of each division of the Separate Account invest in a corresponding underlying mutual fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each division are separate from the others. A division's performance has no effect on the investment performance of any other division.

The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). ADDITIONAL COPIES OF THESE DOCUMENTS ARE AVAILABLE WITHOUT CHARGE FROM A SALES REPRESENTATIVE OR OUR SERVICE OFFICE (1-800-247-9988).



The Table of Separate Account Divisions later in this prospectus contains a brief summary of the investment objectives of, and sub-advisor for, each division.


New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.

Deletion or Substitution of Investments
---------------------------------------
We reserve the right to make certain changes if, in our judgement, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:
.. transfer assets in any division to another division;
.. add, combine or eliminate divisions; or .. substitute the shares of a division for shares in another division:
  . if shares of a division are no longer available for investment; or . if in our judgement, investment in a division becomes inappropriate considering the purposes of the division.

If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).

THE FIXED ACCOUNT
The fixed account is a part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the fixed account, and any interest in it, is not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures relating to it are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the fixed account from your sales representative.

Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in the general account.


We guarantee that the fixed account value accrues interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.


Our underwriting guidelines prohibit fixed account values in related policies* to exceed $20 million without our prior approval. In addition, without our prior approval, in each calendar year no more than $5 million of net premium payment allocations and/or transfers to the fixed account may be made by related policies. In the absence of your instructions, we will refund the premium payment and/or reject the transfer instructions which would otherwise cause these limits to be exceeded.

Related policies are those owned and/or sponsored by a single entity (for example, the employer of the insureds). We determine what policies are related. We reserve the right to limit premium payments and/or transfers allocated to the fixed account.


Voting Rights
-------------
We vote division shares at shareholder meetings of the underlying mutual funds. We follow the voting instructions received from people having the voting interest in the division shares.

You have a voting interest under a Policy. You have one vote for each $100 of policy value in the division(s). Fractional votes are allocated for amounts less than $100. The number of votes on which you have the right to instruct us is determined as of a date established by the mutual fund for setting the shareholders eligible to vote.


According to procedures adopted by the mutual fund, voting instructions are solicited by a written proxy statement before a shareholder meeting. We vote other underlying mutual fund shares, for which no voting instructions are received, in the same proportion as the shares for which we receive voting instructions. Underlying mutual fund shares held in our general account are voted in proportion to instructions that are received with respect to the participating contracts.


If we determine, under applicable law, that underlying mutual fund shares need not be voted according to the instructions received, we may vote underlying mutual fund shares held in the Separate Account in our own right.


We may, when required by state insurance regulatory authorities, disregard voting instructions. This may be done if the instructions would require shares to be voted to:
.. change a subclassification or investment objective of the underlying mutual fund;
.. disapprove an investment advisory contract of the underlying mutual fund; or .. approve changes initiated by an owner in the investment policy or investment advisor of the underlying mutual fund if we reasonably disapprove of the changes. The change would be disapproved only if:
  . the proposed change is contrary to state law;
  . prohibited by state regulatory authorities; or . we determine the change is inconsistent with the investment objectives of the mutual fund.

CHARGES AND DEDUCTIONS


We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis while others are deducted at the time a Policy is surrendered or terminated. These charges are intended to cover distribution expenses (commissions paid to registered representatives, printing of prospectuses and advertising), administrative expenses (processing applications; conducting medical examinations; determining insurability; establishing and maintaining records; processing death benefit claims and policy changes, reporting and overhead), mortality expenses and profit.


PREMIUM EXPENSE CHARGE (SALES CHARGE AND TAXES)
When we receive your premium payment, we deduct a premium expense charge.

                      CURRENT PREMIUM EXPENSE CHARGE (AS A % OF PREMIUM PAID)*
                      ----------------------------------
 YEARS SINCE ISSUE OR ADJUSTMENT  SALES CHARGE**  STATE AND LOCAL TAXES  FEDERAL TAXES       TOTAL
 -------------------------------  --------------  ---------------------  -------------       -----
 1 through 5                          6.50%               2.20%              1.25%           9.95%
 more than 5 years                    6.50                2.20               1.25            9.95%



    * Deducted from premiums paid in each period. The premium expense charge also applies to premiums attributable to a face amount increase.

    ** The sales charge on premiums in excess of Target Premium is reduced to 5.0% in years 1 through 5.


The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy. The sales load is intended to pay us for distribution expenses, including commissions paid to sales representatives, printing of prospectuses and sales literature, and advertising.



Target Premium
--------------
The target premium is based on the gender, if applicable, age and risk classification of the insured (see APPENDIX A - TARGET PREMIUM). The target premium is a calculated premium amount used to determine the premium expense charge and the surrender charge. The target premium is not required to be paid.


SURRENDER CHARGE
A surrender charge is imposed upon full surrender of the Policy within ten years of the policy date or of a policy face amount increase. In addition, if you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed.

Surrender charges vary based on the target premium of the Policy, age at issue or adjustment, state of issue and number of policy years since issue or adjustment. The charge applies only during the first ten policy years unless there is a policy face amount increase. A policy face amount increase has its own surrender charge period that begins on the adjustment date. The total surrender charge on the Policy is the sum of the surrender charges for the policy face amount at issue and each policy face amount increase. The surrender charge is not affected by any decrease in policy face amount or any change in policy face amount resulting from a change of death benefit options.


The surrender charge on an early surrender or Policy lapse is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.


The surrender charge compensates us for expenses related to the sale of the Policy.



Surrender charge percentage
---------------------------
The surrender charge is (a) multiplied by (b) where:
    (a) is the target premium calculated using the rates in Appendix A;

    (b) is the percentage shown below:

         DEFERRED SALES CHARGE (AS A PERCENTAGE OF TARGET PREMIUM)
          POLICY YEAR             AGES 20-65*    AGES 66-70*     AGES 71-75*
          -----------             -----------    -----------     -----------
               1                      75%            75%             55%
               2                      75             70              50
               3                      75             65              45
               4                      70             60              40
               5                      60             50              35
               6                      50             45              30
               7                      40             35              25
               8                      30             30              20
               9                      20             20              15
              10                      10             10               5

  * Age since issue or adjustment


MONTHLY POLICY CHARGE
The monthly policy charge is made up of:
.. a charge for the cost of insurance;
.. an asset based charge; and
.. any charge for an optional insurance benefit added by rider(s).

On the policy date and each monthly date thereafter, we deduct the charge from your policy value. The deduction is made using your current monthly policy charge allocation percentages. Your allocation percentages may be:
.. the same as allocation percentages for premium payments;
.. determined on a prorated basis; or
.. determined by any other allocation method which we agree upon.

If you do not designate monthly policy charge allocation percentages, they will be the same as the allocation percentages for premium payments. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective on the next monthly date. If we cannot follow your instructions because of insufficient value in any division and/or the fixed account, the monthly policy charge is deducted on a prorated basis.


Cost of Insurance Charge
------------------------
This charge compensates us for providing insurance protection under the Policy.

The monthly cost of insurance charge is (a) multiplied by (b) where:
    (a) is the cost of insurance rate (described below) divided by 1,000; and
    (b) is the net amount at risk.

The net amount at risk is the difference between the death benefit and the policy value (see Glossary for formula). The lower the policy value, the higher the net amount at risk thus higher cost of insurance charges. The net amount at risk is affected by investment performance, policy loans, payment of premiums and charges under the Policy, death benefit option chosen, partial surrenders and face amount adjustments.

Different cost of insurance rates may apply to policy face amount increases and to supplemental benefit riders. The cost of insurance for the increase is based on the insured's gender*, issue age, duration since issue, smoking status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the insured's gender*, attained age and risk classification at the time of the increase.
  * The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.


Groups and persons buying Policies under a sponsored arrangement may apply for flexible underwriting. If flexible underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience.

Flexible underwriting programs currently available include: batch underwriting, simplified issue underwriting and guaranteed issue underwriting.


Special underwriting programs are offered that provide simplified underwriting. The cost of insurance rates for healthy individuals are greater under simplified underwriting than on Policies subjected to full underwriting.


Asset Based Charge
------------------
The asset based charge compensates us for distribution and administrative expenses.

Each month during the first ten policy years, we deduct an asset based charge at an annual rate of 0.40% of the net policy value. Each month thereafter, we deduct a charge at an annual rate of 0.30% of the net policy value.


We reserve the right to increase the annual rate but guarantee that the maximum annual rate will not exceed 0.60% of the net policy value. If we increase the annual rate, the increase will only apply to policies issued on or after the date of the increase.


ASSET BASED CHARGE
The asset based charge compensates us for assuming risks associated with mortality and expense costs. The mortality risk is that the insured does not live as long as expected. The expense risk is that the costs of issuing and administering the Policy are more than expected.

Each month, we deduct an asset based charge at an annual rate of 0.30% of the division values. We reserve the right to increase the annual rate but guarantee that the maximum annual rate will not exceed 0.60% of the division values. If we increase the annual rate, the increase will only apply to policies issued on or after the date of the increase.


UNDERLYING MUTUAL FUND CHARGES
The assets of each division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the mutual fund. Current management fees and operating expenses for a mutual fund are shown in the prospectus for the underlying mutual fund.

GENERAL DESCRIPTION OF THE POLICY


THE CONTRACT
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, current data pages, copies of any supplemental applications, amendments, endorsements and revised data pages which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.

The descriptions that follow are based on provisions of the Policy offered by this prospectus.


RIGHTS UNDER THE POLICY
Ownership
---------
Unless changed, the owner is as named in the application. The owner may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).

All rights and privileges of ownership of a Policy end if death proceeds are paid, upon the maturity date (unless the Extended Coverage Rider is in effect), if the Policy is surrendered or if the grace period ends without our receiving the payment required to keep the Policy in force.


If an owner dies before the Policy terminates, the surviving owner(s), if any, succeeds to that person's ownership interest, unless otherwise specified. If all owners die before the Policy terminates, the Policy passes to the estate of the last surviving owner. If the owner is not a natural person and is no longer in existence, the insured becomes the owner unless otherwise required by law. With our consent, you may specify a different arrangement for contingent ownership.


You may change your ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.


Beneficiary
-----------
If the insured dies before the maturity date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

If no beneficiary(ies) survives the insured, the death proceeds are paid to the owner(s) or the estate of the owner(s) in equal percentages unless otherwise specified.


Assignment
----------
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.

An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.


POLICY LIMITATIONS
Division Transfers
------------------
After the initial allocation of premiums, you may transfer amounts between the divisions and/or to the fixed account. You must specify the dollar amount or whole percentage to transfer from each division. The transfer is made, and the values determined as of the end of the valuation period in which we receive your request. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

You may request an unscheduled transfer or set up a periodic transfer by:
.. sending a written request to our service office;
.. calling us if telephone privileges apply (1-800-247-9988); or
.. faxing the notice to us (1-515-235-9720).


UNSCHEDULED TRANSFERS . You may make unscheduled transfers from a division to another division and/or the fixed account. We reserve the right to impose a transfer fee of up to $25 on each unscheduled transfer after the first unscheduled transfer in a policy month.


SCHEDULED TRANSFERS . You may elect to have automatic transfers made out of one division into one or more of the other divisions. You may not make automatic transfers from the divisions to the fixed account. You choose the investment options, the dollar amount and timing of the transfers. There is no transfer fee on scheduled transfers. There is no charge for participation in the scheduled transfer program.

Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.

     Example:

         MONTH       AMOUNT INVESTED      SHARE PRICE      SHARES PURCHASED
         -----       ---------------      -----------      ----------------
       January           $    100           $ 25.00                       4
       February          $    100           $ 20.00                       5
       March             $    100           $ 20.00                       5
       April             $    100           $ 10.00                      10
       May               $    100           $ 15.00                       6
       June              $    100           $ 20.00                       5
                         --------           -------                       -
        Total            $    600           $ 18.33                      35


In the example above, the average share price is $18.33 (total of share prices ($110.00) divided by number of purchases (6)) and the average share cost is $17.14 (amount invested ($600.00) divided by number of shares purchased (35)).

Automatic transfers are made on a periodic basis.
.. The amount of the transfer is:
  . the dollar amount selected; or
  . a percentage of the division value as of the date specified (other than the
    29th, 30th or 31st).
.. You select the transfer date (other than the 29th, 30th or 31st) and the transfer frequency (annually, semi-annually, quarterly or monthly). If the selected date is not a business day, the transfer is completed on the next business day.
.. Transfers continue until your interest in the division has a zero balance or we receive notice to stop them.
.. We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Automatic Portfolio Rebalancing (APR)
-------------------------------------
APR allows you to maintain a specific percentage of your net policy value in the divisions over time.
     Example: You may choose to rebalance so that 50% of your policy values are in the Bond division and 50% in the Capital Value division. At the end of the specified period, market changes may have caused 60% of your value to be in the Bond division and 40% in the Capital Value division. By rebalancing, units from the Bond division are sold and the proceeds are used to purchase units in the Capital Value division so that 50% of the policy values are once again invested in each division.

You may elect APR at the time of application or after the Policy has been issued. There is no charge for participation in the APR program. The APR transfers:
.. do not begin until the expiration of the examination offer period;
.. are done without charge;
.. may be done on the specified frequency (monthly, quarterly, semiannual or annual) on a calendar year or policy year basis;
.. may be done by:
  . calling us (if telephone privileges apply (1-800-247-9988));
  . mailing your written request to our service office; or
  . faxing your request to us (1-515-235-9720).
.. are made at the end of the next valuation period after we receive your instruction;
.. are not available if you have scheduled transfers from the same divisions. .. are not available for any value in the fixed account.

Fixed Account Transfers
-----------------------
Transfers from the fixed account to your division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled fixed account transfer. You may not make both a scheduled and an unscheduled transfer from the fixed account in the same calendar year. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.


UNSCHEDULED TRANSFERS . You may make one unscheduled transfer from the fixed account to division(s) during the first 30-day period of each calendar quarter. .. In each calendar year, the transfers may not exceed:

  . your fixed account value as of December 31 of the prior year (if $5,000 or less);
  . $5,000 (if your fixed account value as of December 31 of the prior year is greater than $5,000 but not more than $20,000); or . 25% of your fixed account value as of December 31 of the prior year (if the fixed account value is greater than $20,000).
.. We must receive your notice during the 30-day period.
.. You must specify the dollar amount or percentage to be transferred.
.. There is no transaction charge imposed on the transfer(s).


SCHEDULED TRANSFER PROGRAMS . You may make scheduled transfers from the fixed account to your division(s) without an additional charge as follows:
.. The value of your fixed account must be $20,000 or more when your scheduled transfers begin.

.. You must elect participation in the program by furnishing us with notice. The election may be made at any time following the end of the examination period. Once made, this election is irrevocable.
.. Transfers to the divisions will be made in the proportions used for allocation of premium payments.
.. If your premium payments included an allocation to the fixed account, your notice must include new premium payment allocations to the division(s) only.
.. During the transfer period, you may not:
  . make unscheduled transfers out of the fixed account; or make transfers and premium payments to the fixed account.

The transfers will be effective as of the valuation period during which we receive your notice and will be made according to the following schedule:
.. The first transfer will be 25% of the fixed account value, .. 12 months from the first transfer (or next business day if the transfer day is not a business day), 33% of the fixed account value, .. 24 months from the first transfer (or next business day if the transfer day is not a business day), 50% of the fixed account value, and .. 36 months from the first transfer (or next business day if the transfer day is not a business day), the balance of the fixed account value.
If on any transfer date, the fixed account value prior to the transfer is $5,000 or less, the entire fixed account value will be transferred.
     Example: The example does not reflect payment of interest on the value in the fixed account. It also assumes that monthly policy charges are not taken from the fixed account and that you make no partial surrenders or policy loans from the fixed account.

           The policy is dated July 1, 2004. On February 7, 2005, the balance in the fixed account is $100,000 and scheduled transfers are elected. The transfers will occur as follows:

               DATE                      BALANCE        PERCENT TO BE TRANSFERRED   AMOUNT TO BE TRANSFERRED
 February 7, 2005                     $      100,000             25%                         $25,000
 February 7, 2006                     $       75,000             33%                         $24,750
 February 7, 2007                     $       50,250             50%                         $25,125
 February 7, 2008                     $       25,125             100%                        $25,125

           The first day that you may make transfers or premium payments to the fixed account is February 8, 2008. After January 1, 2009, you may make an unscheduled transfer from the fixed account as set forth above.

OPTIONAL INSURANCE BENEFITS
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy. Detailed information concerning optional insurance benefits may be obtained from an authorized agent or our home office. NOT ALL OPTIONAL INSURANCE BENEFITS ARE AVAILABLE IN ALL STATES. SOME PROVISIONS MAY VARY FROM STATE TO STATE. The cost, if any, of an optional insurance benefit is deducted from your policy value.

Accounting Benefit Rider
------------------------

This rider is available on business cases only and provides if the Policy is surrendered, any surrender charge which would otherwise apply, will be waived. This waiver of surrender charge does not apply to a Policy which is surrendered for the purpose of replacing it with a policy from another company, including Internal Revenue Code Section 1035 exchanges. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider must be elected at the time of application or any time prior to issue. There is a charge for this rider.

Change of Insured Rider
-----------------------
This rider is available on business cases only and allows the business to change the insured when an employee leaves employment or ownership of the business changes. The rider may be added at any time prior to the proposed insured's issue age 69. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior insured. We must receive satisfactory evidence of insurability according to our underwriting guidelines then in effect) for the newly named insured. Future cost of insurance rates are based on the gender, issue age, smoking status and risk classification of the newly named insured. The death proceeds are paid when the newly named insured dies. There is no charge for this rider.

Death Benefit Guarantee Rider
-----------------------------
This rider guarantees that the Policy will not lapse before the insured's age 85 provided that the cumulative death benefit guarantee premium requirement is met. This rider is automatically made a part of the Policy as long as the premium (planned or paid) is equal to or greater than the annual death benefit guarantee premium requirement. The level of premium (planned or paid) at issue, determines whether the no-lapse guarantee is extended to the insured's age 85. An illustration (available at no charge from your sales representative or our home office) will provide the cumulative death benefit guarantee premium requirement applicable to your Policy. The cumulative death benefit guarantee premium requirement is described in the section "PREMIUMS."

The use of this rider disqualifies the use of the Supplemental Benefit Rider. There is no charge for this rider.


If on any monthly date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated.


The rider may not be added after the Policy has been issued.


Extended Coverage Rider
-----------------------
This rider extends the Policy beyond the maturity date as long as the Policy is still in-force and the insured is living on the maturity date. The Policy will then terminate upon the insured's death. No monthly policy charges are deducted after the maturity date. No additional premium payments are allowed, adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All investment account values will be transferred to the Money Market division and no further transfers are allowed. This rider is added automatically to all Policies when issued. You may choose not to extend the maturity date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy. There is no charge for this rider.

Supplemental Benefit Rider
--------------------------
This rider provides additional insurance (face amount) at a reduced cost. The use of this rider disqualifies the use of the Death Benefit Guarantee Rider. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at anytime that the insured's attained age is at least 20 but no more than 75. There is a charge for this rider.

RESERVATION OF RIGHTS
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.

We also reserve the right to amend or terminate the special plans described in this prospectus, for example preauthorized premium payments. You would be notified of any such action to the extent required by law.

RIGHT TO EXCHANGE POLICY
The Policy may be exchanged for a new life insurance policy on the life of the insured which is made available by the Company for this purpose. The new policy will not be a term insurance policy or a variable life insurance policy. Evidence of insurability will not be required.

The exchange must be made during the first 24 months from the policy date while the Policy is in force and not in a grace period. The exchange is effective upon our receipt of written notice. This Policy then terminates. The new policy has the same policy date as this Policy. The policy value immediately after the exchange will be the same as immediately before the exchange. From the exchange date forward, the policy value will no longer be affected by the investment performance of the divisions. Benefit riders included as a part of the Policy may be exchanged, without evidence of insurability, for similar benefit riders on the new policy.


The new policy has the same death benefit as this Policy unless required to be higher in order to qualify as "life insurance" as defined in Section 7702 of the Internal Revenue Code as amended. The new policy is based on the same issue age, gender (if applicable) and risk classification as this Policy


No additional charge is made for this exchange privilege. Any outstanding loan indebtedness must be repaid or transferred to the new policy.


SUICIDE
Death proceeds are not paid if the insured dies by suicide, while sane or insane, within two years of the policy date (or two years from the date of total face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any loan indebtedness and partial surrenders. In the event of suicide within two years of a total face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. This amount will be paid to the beneficiary(ies).

DELAY OF PAYMENTS
Payment due to exercise of your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.

The right to sell shares may be suspended during any period when:
.. trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or .. an emergency exists, as determined by the SEC, as a result of which:
  . disposal by a fund of securities owned by it is not reasonably practicable;
  . it is not reasonably practicable for a fund to fairly determine the value of its net assets; or
  . the SEC permits suspension for the protection of security holders.

If payments are delayed and your instruction is not canceled by your written instruction, the amount of the transaction is determined the first business day following the expiration of the permitted delay. The transaction is made within five days thereafter.


In addition, payments on surrenders attributable to a premium payment made by check may be delayed up to 15 days. This permits payment to be collected on the check.


We may defer payment from the fixed account for a period of up to six months.

PREMIUMS


PAYMENT OF PREMIUMS
The amount and frequency of your premium payments affects the policy value, the net policy value and how long the Policy remains in force. Generally, the higher the policy face amount the higher the no-lapse guarantee premium will be. You must pay premiums to us at our service office, Principal Life Insurance Company, P.O. Box 9296, Des Moines, Iowa 50306-9296.

You may make unscheduled payments and/or establish a payment schedule (we send premium reminder notices if you establish an annual, semiannual or quarterly planned payment schedule).


PREMIUM LIMITATIONS
In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the maximum premium payments allowed for life insurance under the Internal Revenue Code. If you make a premium payment that would result in total premiums exceeding the maximum limitation, we only accept that portion of the payment that makes total premiums equal the maximum. Unless otherwise directed, any excess will be returned and no further premiums are accepted until allowed by the current maximum premium limitations.

ALLOCATION OF PREMIUMS
We allocate initial net premiums on the later of the policy date or the premium effective date. Allocations are made to the divisions according to your instructions. The total of all allocation percentages must equal 100. Net premiums are allocated as of the valuation period in which they are received.

The percentage allocation for future premium payments may be changed, without charge, at any time by:
  . sending a written request to our service office
  . calling the service office at 1-800-247-9988 (if telephone privileges apply); or
  . faxing the notice to us (1-515-235-9720)
The allocation changes are effective at the end of the valuation period in which the new instructions are received.

Premium Refund States:
----------------------
If the policy is issued in a state requiring full refund of premium, the initial net premium, including any premium received during the examination period, is allocated to the Money Market division on the later of the policy date or the premium effective date. After the examination period, the premium held in the Money Market division will be reallocated to the divisions according to your instructions. If the day following the examination period is not a valuation day, the transfer will occur on the next valuation day.
     Example: If the examination period is 10 days, you sign a policy delivery receipt and the premium effective date of the policy is February 1st, at the close of business on February 11th, the premiums held in the Money Market division are reallocated to the divisions that you selected.

If the purchase of this policy falls within the definition of a replacement under state law, we reserve the right to retain the initial net premiums in the Money Market division to correspond to the examination period of a particular state's replacement requirements.


Market Value States:
--------------------
If the policy is issued in a state allowing refund of net policy value, the initial net premium is allocated to the divisions according to your instructions on the later of the policy date or the premium effective date. In these states, we will refund the net policy value, which may be more or less than your premium, if the policy is returned during the examination period.
     Example: If the policy date and premium effective date are February 2nd, the premiums are allocated to the divisions that you selected on February 2nd.

Division Valuation
------------------
There is no guaranteed minimum division value. Its value reflects the investment experience of the division. It is possible that the investment performance could cause a loss of the entire amount allocated to the division. Without additional premiums payments or a Death Benefit Guarantee rider, it is possible that no death benefit would be paid upon the insured's death.

At the end of any valuation period, your value in a division is:
.. the number of units you have in the division
.. multiplied by the value of a unit in the division.

The number of units is the total of units purchased by allocations to the division from:
.. your initial premium payment (less premium expense charges);
.. plus subsequent premium payments (less premium expense charges);
.. plus transfers from another division or the fixed account minus units sold:
.. for partial surrenders from the division;
.. as part of a transfer to another division, the fixed account or the loan account; and
.. to pay monthly policy charges and any transaction fees.

We calculate unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate unit values on these recognized holidays:
New Year's Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President's Day; Christmas; Good Friday; Memorial Day and Independence Day. In addition, we do not calculate unit values if an emergency exists making disposal or valuation of securities held in the underlying mutual funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders. To calculate the unit value of a division, the unit value from the previous business day is multiplied by the division's net investment factor for the current valuation period. The number of units does not change due to a change in unit value.


The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:
[{the share price (net asset value) of the underlying mutual fund at the end of the valuation period before that day's transactions
                                      plus
the per share amount of the dividend (or other distribution) made by the mutual fund during the valuation period}
                                   divided by
    the share price of the underlying mutual fund at the end of the previous valuation period after that day's transactions].

When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.


Fixed Account Valuation
-----------------------
The value of your fixed account on any business day is:
.. net premiums allocated to the fixed account
.. plus transfers from the division(s) and the loan account (as a result of a loan repayment)
.. plus interest credited to the fixed account
.. minus surrenders, transaction fees and monthly policy charges
.. minus transfers to the loan account
.. minus transfers to the division(s)

DEATH BENEFITS AND POLICY VALUES


DEATH PROCEEDS
If coverage is in effect and the insured dies before the maturity date, we pay death proceeds. We must receive:
.. proof of the death of the insured;
.. Beneficiary's Statement (Claim Form)*; and
.. Trust Agreement (if the beneficiary is a trust).

  * If the beneficiary is a corporation, the Claim Form must be signed by a corporate officer and submitted with a copy of the Articles of Incorporation or By-Laws indicating the authority of the office and a current Board resolution providing the name of the officer authorized to execute the Claim Form. The corporation must also submit a Certificate of Good Standing or Certificate of Existence provided by the state of incorporation.

Payment is made to any assignee. The remainder is paid to your named beneficiary(ies) under your designated benefit payment option (see GENERAL DESCRIPTION OF THE POLICY - Rights Under the Policy).

The payments are made in cash lump sum or under a benefit payment option. Death proceeds are calculated as of the date of the insured's death and include:
.. the death benefit described below;
.. minus loan indebtedness;
.. minus any overdue monthly policy charges if the insured died during a grace period;
.. plus interest on the death proceeds as required by state law.

Benefit Instructions
--------------------
While the insured is alive, you may give us instructions for payment of death proceeds under one of the benefit payment options of the Policy. If at the insured's death, you have not provided benefit payment option instructions, the beneficiary(ies) select the benefit payment option to be used. If no benefit payment option is selected, the death proceeds are paid in a cash lump sum. These choices are also available if the Policy matures or is surrendered. The instructions or changes to the instructions must be in writing. If you change the beneficiary(ies), prior benefit payment option instructions are revoked.

The benefit payment options include:
.. Custom Benefit Arrangement
   A customized benefit payment option may be arranged with our approval.
.. Life Income
   We pay income during a person's lifetime. Without a guaranteed period, it is possible that only one payment is made under this option if the beneficiary dies before the second payment is due. A minimum guaranteed period of from 5 to 30 years may be used (if the beneficiary dies before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions).
.. Joint and Survivor Life Income
   We pay income during the lifetime of two people and continue until the death of the survivor. Without a guaranteed period, it is possible that only one payment is made under this option if both of the beneficiaries die before the second payment is due. A minimum guaranteed period of from 5 to 30 years may be used (if both of the beneficiaries die before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions).
If no beneficiary(ies) survive the insured, the death proceeds will be paid to the owner or the owner's estate unless otherwise specified.

Interest at a rate set by us, but never less than required by state law, will be applied to calculate the above benefit payment options.


DEATH BENEFIT OPTION
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.

The three death benefit options available are:
.. Death Benefit Option 1 - the death benefit equals the greater of:
  . the total face amount; or
  . the amount found by multiplying the policy value by the applicable percentage*.
.. Death Benefit Option 2 - the death benefit equals the greater of:
  . the total face amount plus the policy value; or . the amount found by multiplying the policy value by the applicable percentage*.

.. Death Benefit Option 3 - the death benefit equals the greater of:
  . the total face amount plus the greater of a) premiums paid less partial surrenders or b) zero; or
  . the amount found by multiplying the policy value by the applicable percentage*.
    * The applicable percentage tables are in Appendix C and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.

     Example: The following assumptions are made to demonstrate the use of the Tables found in Appendix C.
           Death Benefit Option: 1
           Face Amount: $1,000,000
           Policy Value: $900,000
           Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test
           Attained Age: 45
           Risk Class: Preferred Non-Smoker
           Applicable Percentage: 215%
           Death Benefit: $900,000 x 215% = $1,935,000

           If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 287.78% (assuming the insured is a male) and the death benefit would be $2,590,020.

CHANGE IN DEATH BENEFIT OPTION
The death benefit option may be changed prior to the insured's attained age 75. You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with, or next follows, our approval. If the death benefit option change involves a face decrease, you may elect to keep the current face amount, subject to underwriting review and approval.

The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the total face amount so that the death benefit immediately after the change equals the death benefit before the change.

..

       CHANGING FROM DEATH BENEFIT OPTION 1 TO DEATH BENEFIT OPTION 2
 We will decrease the total face amount. The amount of the decrease is equal to the policy value on the effective date of the change. If there have been increases in the total face amount, the decrease of total face amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, we will require proof of insurability. Cost of insurance charges will likely increase. This example assumes that the policy face amount equals the total face amount.
 --------------------------
-------------------------------------------------------------------------------
   TOTAL FACE AMOUNT            DEATH BENEFIT               POLICY VALUE
-------------------------------------------------------------------------------
   BEFORE THE CHANGE          BEFORE THE CHANGE          BEFORE THE CHANGE
-------------------------------------------------------------------------------
       $1,000,000                $1,000,000                   $50,000
-------------------------------------------------------------------------------
    AFTER THE CHANGE          AFTER THE CHANGE            AFTER THE CHANGE
-------------------------------------------------------------------------------
        $950,000                 $1,000,000                   $50,000
 ($1,000,000 - $50,000)      ($950,000+$50,000)
-------------------------------------------------------------------------------

       CHANGING FROM DEATH BENEFIT OPTION 2 TO DEATH BENEFIT OPTION 1
 We will increase the total face amount. The amount of the increase is equal to the policy value on the effective date of the change. The total face amount increase will be in the same proportion as the policy face amount to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required.
 Cost of insurance charges will likely decrease. This example assumes that the policy face amount equals the total face amount.
-------------------------------------------------------------------------------
   TOTAL FACE AMOUNT            DEATH BENEFIT               POLICY VALUE
-------------------------------------------------------------------------------
   BEFORE THE CHANGE          BEFORE THE CHANGE          BEFORE THE CHANGE
-------------------------------------------------------------------------------
       $1,000,000                $1,050,000                   $50,000
                            ($1,000,000+$50,000)
-------------------------------------------------------------------------------
    AFTER THE CHANGE          AFTER THE CHANGE            AFTER THE CHANGE
-------------------------------------------------------------------------------
       $1,050,000                $1,050,000                   $50,000
 ($1,000,000 + $50,000)
-------------------------------------------------------------------------------

       CHANGING FROM DEATH BENEFIT OPTION 3 TO DEATH BENEFIT OPTION 1
 We will increase the total face amount if the total premiums paid are greater than total partial surrenders (including any transaction fees) as of the effective date of the change. The increase will be in the same proportion as the policy face amount is to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option
 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.
 -----------------------------
-------------------------------------------------------------------------------
     TOTAL FACE AMOUNT            DEATH BENEFIT              POLICY VALUE
-------------------------------------------------------------------------------
     BEFORE THE CHANGE          BEFORE THE CHANGE         BEFORE THE CHANGE
-------------------------------------------------------------------------------
        $1,000,000                  $1,020,000                 $50,000
                          ($1,000,000+($30,000-$10,000))
-------------------------------------------------------------------------------
     AFTER THE CHANGE              AFTER THE CHANGE            AFTER THE CHANGE
-----------------------------------------------------------------------------------
        $1,020,000                    $1,020,000                   $50,000
 ($1,000,000 + ($30,000 -
         $10,000))
-----------------------------------------------------------------------------------

-------------------------------------------------------------------------------
       CHANGING FROM DEATH BENEFIT OPTION 3 TO DEATH BENEFIT OPTION 2
 We will either increase or decrease the total face amount by subtracting the policy value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death
 Benefit Option 2, we will require proof of insurability. Cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.
 -------------------------------
-------------------------------------------------------------------------------
      TOTAL FACE AMOUNT            DEATH BENEFIT             POLICY VALUE
-------------------------------------------------------------------------------
      BEFORE THE CHANGE          BEFORE THE CHANGE        BEFORE THE CHANGE
-------------------------------------------------------------------------------
         $1,000,000                  $1,020,000                $50,000
                           ($1,000,000+($30,000-$10,000))
-------------------------------------------------------------------------------
      AFTER THE CHANGE               AFTER THE CHANGE            AFTER THE CHANGE
-------------------------------------------------------------------------------------
          $970,000                      $1,020,000                   $50,000
  ($1,000,000 + ($30,000 -          ($970,000+$50,000)
     $10,000) - $50,000)
-------------------------------------------------------------------------------------

IRS DEFINITION OF LIFE INSURANCE
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen on the application. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.

The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on policy values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any adjustment to the Policy.


If at any time a premium is paid which would result in total premiums exceeding the current guideline premium limits, we accept only that portion of the premium which would make the total premiums equal the guideline premium limits.


The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of policy values that can accumulate relative to the death benefit.


To satisfy either test, the ratio of the policy value to the death benefit must be at least as great as the applicable percentage shown in Appendix C. As the policy value increases, the minimum death benefit may be required to increase. Because the cost of insurance you pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.


As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:
.. smaller applicable percentages
.. lower minimum death benefit
.. lower cost of insurance charges
.. better policy value growth.

The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better policy value growth.


This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help you determine which test meets your objectives. An illustration may be obtained from your registered representative or by calling 1-800- 247-9988.


The table below demonstrates the minimum death benefit based on the test chosen. Policy value assumptions may not be realistic.


The example below is based on the following:
.. The insured is a male with an attained age of 45 at the time the Policy was issued. He dies at the beginning of the sixth policy year (attained age 50)
.. Face amount is $100,000
.. Death Benefit Option 1
.. Policy value at the date of death is $25,000
.. The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x policy value)
.. The minimum death benefit under the cash value accumulation test is $61,820
  (assuming an applicable percentage of 247.28%)

                        THE DEATH BENEFIT PAYABLE IS THE
                           LARGER OF THESE TWO AMOUNTS
                        ---------------------------------
                                              MINIMU M         NET AMOUNT AT
                                               DEATH            RISK USED IN
                                              BENEFIT       CALCULATING THE COST
                           FACE AMOUNT        --------      OF INSURANCE CHARGE
                           -----------                      --------------------
 Guideline
 Premium/Cash Value
 Corridor Test              $100,000          $46,250            $74,753.98
 Cash Value
 Accumulation Test          $100,000          $61,820            $74,753.98


Here's the same example, but with a policy value of $75,000. Because the policy value has increased, the minimum death benefit is now:
.. $138,750 for the guideline premium/cash value corridor test
.. $185,460 for the cash value accumulation test.

                        THE DEATH BENEFIT PAYABLE IS THE
                           LARGER OF THESE TWO AMOUNTS
                        ---------------------------------
                                              MINIMU M         NET AMOUNT AT
                                               DEATH            RISK USED IN
                                              BENEFIT       CALCULATING THE COST
                           FACE AMOUNT        --------      OF INSURANCE CHARGE
                           -----------                      --------------------
 Guideline
 Premium/Cash Value
 Corridor Test              $100,000          $138,750          $ 63,408.64
 Cash Value
 Accumulation Test          $100,000          $185,460          $110,003.73


Keep in mind that cost of insurance charges, which affect your Policy's value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of the discounted net amount at risk. As the net amount at risk increases, the cost of insurance increases. Policy value also varies depending on the performance of the investment options in your Policy.

All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in face amount may be required, if the transaction would cause a refund of premium and/or distribution of the policy value in order to maintain compliance with the
Section 7702 limits.


MATURITY PROCEEDS
The maturity date is the policy anniversary where the insured's attained age is 100 and is shown on your current data pages. If the insured is living on the maturity date, the Policy is in force and you do not want the maturity date extended by the Extended Coverage Rider, maturity proceeds equal to the net surrender value are paid. If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy's maturity and avoid conversion to Death Benefit Option 1, you must send instructions to our office.

The maturity proceeds are paid either as a cash lump sum on the maturity date or under the benefit payment option you have selected. Only if the Extended Coverage Rider is present on the Policy will the maturity date automatically be extended to the date of the insured's death (as explained in GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits).


ADJUSTMENT OPTIONS
Increase in policy face amount
------------------------------
You may request an increase at any time provided that the Policy is not in a grace period and monthly policy charges are not being waived under a rider. The minimum increase in policy face amount is $10,000.

The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured. If your request is not approved, no changes are made to your Policy.


We will approve your request if:
.. the insured is alive at the time of your request; and .. the attained age of the insured is 75 or less at the time of the request; and .. we receive evidence satisfactory to us that the insured is insurable under our underwriting guidelines in place at the time of your request; and .. the increase is at least the minimum increase as shown on your current data pages.

The increase in policy face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request. No examination offer period applies to an increase in policy face amount.


We calculate an "adjustment conditional receipt premium deposit" (payment that accompanies request) based on your request for an increase. If you make a payment with your adjustment application of at least as much as the adjustment conditional receipt premium deposit, we issue a conditional receipt. The conditional receipt shows receipt of the payment and outlines any interim insurance coverage.


Any payment made with the adjustment application is held in our general account without interest. If we approve the adjustment, on the effective date of the adjustment, the amount of the premium payment being held minus the premium expense charge is moved to the divisions. Your current premium allocation percentages are used to make this allocation.


The cost of insurance charge will increase in the event of an increase in a Policy's face amount. If there is insufficient value to pay the higher charges after an increase in face amount, the Policy will lapse, unless the no-lapse or death benefit guarantees are in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in face amount.


Decrease in policy face amount
------------------------------
On or after the first policy anniversary, you may request a decrease in the policy face amount. No transaction fee is imposed on decreases in the policy face amount. A decrease in face amount lowers the cost of insurance charges but does not reduce surrender charges. A decrease is requested as follows:

.. the request must be made on an adjustment application;
.. the application must be signed by the owner(s);
.. the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request; and .. the decrease may not reduce the total face amount below $100,000.

A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the policy value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.


POLICY VALUES
Your policy value is equal to the sum of the values in the divisions, the fixed account and loan account. The policy value:
.. increases as premiums are applied and interest is credited;
.. decreases as policy loans, partial surrenders and policy expenses are deducted; and
.. can increase or decrease as the investment experience of your chosen divisions fluctuates.

SURRENDERS AND PARTIAL SURRENDERS


SURRENDERS
A request for surrender must be in writing. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the surrender value calculated as of the end of the valuation period during which we receive the written request for surrender.

Total and partial surrenders from the Policy are generally paid within five business days of our receipt of the written request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION - Delay of Payments).


Full surrender
--------------
The Policy may be surrendered while the Policy is in effect. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. There is no refund of any monthly policy charges deducted before the full surrender effective date.

We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the net surrender value.



Partial surrender
-----------------
On or after the first policy anniversary and prior to the maturity date, you may surrender a part of the net surrender value. The partial surrender may not be less than $500 and may not be greater than 90% of the net surrender value. A transaction fee of $25 is charged on each partial surrender after the second partial surrender in a policy year. The partial surrender may not decrease the total face amount to less than $100,000. Partial surrenders may negatively affect your Death Benefit Guarantee rider, if applicable.


Your policy value is reduced by the amount of the surrender plus any transaction fee. We surrender units from the divisions and/or values from the fixed account to equal the dollar amount of the surrender request. The amount of the surrender and the transaction fee are deducted from your divisions and/or fixed account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your monthly policy charge allocation percentages. No surrender charge is imposed on a partial surrender.

.. If Death Benefit Option 1 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the amount of the partial surrender plus transaction fee that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount the partial surrender plus transaction fee exceeds the difference between the death benefit and total face amount. If the total face amount had been increased, any reduction of the total face amount is made on a last in, first out basis.

    PREFERRED PARTIAL SURRENDER (PERTAINS ONLY IF DEATH BENEFIT OPTION 1 IS IN

    EFFECT) . During any policy year, 5% of the net surrender value as of the end of the prior policy year may be surrendered without a subsequent decrease in the total face amount. Any amount surrendered in excess of 5% causes a reduction in the total face amount. The 5% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any policy year or $250,000 over the life of the Policy.

    The maximum preferred partial surrender is equal to ((a) plus (b)) not to exceed (c) where:
    (a) is the amount of the surrender plus transaction fee;
    (b) is the amount of any preferred partial surrenders in the same policy year; and
    (c) is 5% of the net surrender value at the end of the prior policy year.

.. If the Death Benefit Option 2 is in effect, there is no reduction in the total face amount upon a partial surrender.


.. If the Death Benefit Option 3 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the greater of (a) or
  (b) where:
    (a) is the amount by which the total partial surrenders exceed total premiums paid*; and
    (b) is zero.

    In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount determined above which exceeds the difference between the death benefit and total face amount. If the total face amount has been increased, any reduction of the total face amount is made on a last in, first out basis.

    * Face amount reduction will be less if the face amount has already been reduced due to a prior partial surrender.


EXAMINATION OFFER (FREE-LOOK PROVISION)
It is important to us that you are satisfied with your policy. If you are not satisfied, your request to return the policy must be in writing. You may return your policy and written request to either your agent or our office before the later of (as determined by postmark):
  . 10 days after you receive the policy or, . such later date as specified by applicable state law

If you return this policy, we will refund your full premium in states where required. In states where permitted, we will refund the net policy value, which may be more or less than your premium.


LOANS


POLICY LOANS
While your Policy is in effect (but after the examination offer period) and has a net surrender value, you may borrow money from us with the Policy as the security for the policy loan.
.. The maximum amount you may borrow is 90% of the net surrender value as of the date we process the policy loan.
.. If telephone privileges apply, you may request a policy loan of $100,000 or less by calling us at 1-800-247-9988. If you do not have telephone privileges or are requesting a policy loan of more than $100,000, the request must be made in writing.
.. Generally, policy loan proceeds are sent within five business days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).
.. Requests for policy loans from any joint owner are binding on all joint owners.
.. Policy loans may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse)).

You are charged interest on your policy loan. During the first ten policy years, the interest rate is 5.00% per year. After policy year ten, the interest rate is 4.30% per year. If coverage is extended beyond the maturity date, the interest rate is 4.00% per year. Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan amount. Adding unpaid interest to the policy loan amount causes additional amounts to be redeemed from the division(s) and redemption proceeds transferred to the loan account. Redemptions are made in the same proportion as the allocation used for the most recent monthly policy charge.

A policy loan generally has a permanent effect on policy values. If a policy loan had not been made, the policy value would reflect the investment experience of the division(s) and the interest credited to the fixed account. In addition, loan indebtedness is subtracted from:
.. death proceeds at the death of the insured;
.. surrender value upon full surrender or termination of a Policy; and .. maturity proceeds paid.

Policy loans and unpaid loan interest reduce your net policy value. If the net policy value is less than the monthly policy charges on a monthly date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT
- Policy Termination (Lapse)).


If the Policy lapses with an outstanding loan balance, there may be tax consequences.


LOAN ACCOUNT
When a policy loan is taken, a loan account is established. An amount equal to the loan is transferred from your divisions and/or fixed account to your loan account. There are no restrictions on the divisions from which the loan amount can be transferred. Loan accounts are part of our general account. You may instruct us on the proportions to be taken from your divisions or the fixed account. If instructions are not provided, the redemptions are taken in the same proportion as the allocation used for the most recent monthly policy charge.

Your loan account earns interest from the date of transfer. The loan account interest rate is 4.00% per year. Interest accrues daily and is paid at the end of the policy year.


LOAN PAYMENTS
While the Policy is in force and before the insured dies, you may pay the loan indebtedness as follows:
.. policy loans may be repaid totally or in part;
.. repayments are allocated to the division(s) and/or the fixed account in the proportions used for allocation of premium payments;
.. payments that we receive that are not designated as premium payments are applied as loan repayments if a policy loan is outstanding;
.. the repayments are allocated as of the valuation period in which we receive the repayment; and
.. repayments are to be sent to our service office

POLICY TERMINATION AND REINSTATEMENT


POLICY TERMINATION (LAPSE)
If the net policy value on any monthly date is less than the monthly policy charge, a 61-day grace period begins. The grace period begins when we send a notice of pending lapse. The notice:
.. is mailed to your last known post office address;
.. shows the minimum payment required to keep the Policy in force; and .. shows the 61-day period during which we will accept the required payment.

The minimum required payment is (a) plus ((b) divided by (c)) where:
    (a) is the amount by which the net policy value is less than zero before deducting the month policy charge on the monthly date preceding the grace period;
    (b) is three monthly policy charges; and
    (c) is 1 minus the maximum premium expense charge.

The determination of three monthly policy charges is made by taking three times the "failed monthly deduction that could not be made due to insufficient policy value."
     Example: Policy Value: $5,000

           Loan Balance: $4,000
           Net Policy Value: $1,000 (Policy Value - Loan Balance)
           Monthly Policy Charge: $1,500
           Maximum Premium Expense Charge in the first policy year: 9.95% (6.50%
            sales charge, 2.20% state and local taxes, 1.25% federal taxes). Minimum required payment is $0 + ((3 x $1,500)/(1 - 0.0995)) =
           $4,997.22

Grace Period
------------
The grace period will end 61 days after the day the notice is mailed. If the required premium is not received by us by the end of the grace period, the Policy will lapse without value.

The required premium is intended to reimburse us for the monthly policy charges during the grace period. If the grace period ends before we receive the required premium, we keep any remaining value in the Policy to cover past due policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.


The Policy is in force during a grace period. If we do not receive the required premium, the Policy terminates as of the end of the grace period. If the insured dies during a grace period, the death benefit is paid and the amount is reduced by:
.. all monthly policy charges due and unpaid at the death of the insured; and
.. any loan indebtedness.

The Policy also terminates:
.. when you make a full Policy surrender;
.. when death proceeds are paid; and
.. on the maturity date.
When the Policy terminates, all of the owners' Policy rights and privileges end.

Neither partial surrenders nor policy loans may be made during a grace period.


NOTE: The state of Florida requires that the net surrender value of the policy equal zero prior to entering a grace period. the grace period will end 31 days after the day the notice is mailed.

REINSTATEMENT
Subject to certain conditions, you may reinstate a Policy that terminated because of insufficient value. The Policy may only be reinstated:
.. prior to the maturity date and while the insured is alive;
.. upon our receipt of satisfactory evidence of insurability (according to our underwriting guidelines then in effect);
.. if you make a payment of a reinstatement premium; and .. if the application for reinstatement is mailed to us within three years of the
  Policy termination (in some states, we must provide a longer period of time for Policy reinstatement).

The reinstatement premium is calculated using the required premium formulas found above in the Policy Termination (Lapse) section. The required premium in effect on the date the Policy was terminated will be used in this calculation. If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated).


We do not require payment of monthly policy charges during the period the Policy was terminated. Reinstatement is effective on the next monthly date following our approval of the reinstatement application. Premiums received with your reinstatement application are held in our general account without interest until the reinstatement date. If the reinstatement is approved, they are allocated to your selected division(s) on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions. The reinstated Policy has the same policy date as the original Policy. Your rights and privileges as owner(s) are restored upon reinstatement.

If you reinstate your Policy, the premium expense charge is calculated based on the number of years the Policy was in force. The period of time during which the Policy was terminated is not included in this calculation.


TAX ISSUES RELATED TO THE POLICY

The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.

NOTE: DUE TO THE COMPLEXITY OF THESE RULES AND BECAUSE THEY ARE AFFECTED BY THE
     FACTS AND CIRCUMSTANCES OF EACH POLICY, YOU SHOULD CONSULT WITH LEGAL AND TAX COUNSEL AND OTHER COMPETENT ADVISORS REGARDING THESE MATTERS.

TAXATION OF DEATH PROCEEDS
The death proceeds payable under a Policy are generally excludable from the gross income of the beneficiary(ies) under the Internal Revenue Code. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

TAXATION OF MATURITY PROCEEDS
A taxable event may occur if the net surrender value at maturity plus any loan indebtedness is greater than the remaining premiums paid (premiums paid less partial surrenders and premium refunds; not less than zero). The taxable amount is the difference between the surrender value and the remaining premiums in the policy.

TAXATION OF GROWTH IN POLICY VALUE
Any increase in policy value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under
Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the policy owner will be subject to income tax on annual increases in cash value.

TAXATION OF POLICY SURRENDERS AND PARTIAL SURRENDERS
A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any loan indebtedness, upon surrender or lapse, is added to the net surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.

A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your premiums paid into the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen policy years, you make a partial surrender with a corresponding reduction in the total fact amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.


Transfers between the division(s) are not considered as distributions from the Policy and would not be considered taxable income.


NOTE: The tax treatment of partial surrenders described above also applies to preferred partial surrenders.

TAXATION OF POLICY LOANS AND LOAN INTEREST
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.

If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax.


If the Policy lapses with an outstanding loan balance, there may be tax consequences.


TAXATION OF CHANGE OF OWNER
If an ownership change occurs, the taxable amount is calculated by taking the policy value less net premiums paid.

A transfer of ownership by gift is not subject to income tax unless there is loan indebtedness that exceeds net premiums paid. A transfer of ownership by gift may have gift tax implications.


TAXATION OF CHANGE OF INSURED
For tax purposes, changing the insured is considered to be the same as a surrender of the policy. The taxable amount is the difference between the policy value and the net premiums paid.

MODIFIED ENDOWMENT CONTRACT STATUS
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of policy value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your policy value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is .. made after the owner attains age 591/2; or .. attributable to the taxpayer becoming disabled; or .. part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.

Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. In the absence of your instructions, we will refund all or part of the premium payment that would make the Policy a modified endowment contract.


TAXATION OF EXCHANGE OR ASSIGNMENT OF POLICIES
A change of policy, or an exchange or assignment of a Policy may have tax consequences. An assignment or exchange may result in taxable income to the transferring owner.

CORPORATE ALTERNATIVE MINIMUM TAX

Ownership of a Policy by certain corporations may affect the owner's exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, the corporate owner must make two computations. First, the corporation must take into account a portion of the current year's increase in the built-in gain in its corporate owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of a) the premiums paid on that Policy in the year of death, and b) the corporation's basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation's tax year immediately preceding the year of death. The corporate alternative minimum tax does not apply to S Corporations. Such tax also does not apply to "Small Corporations" as defined by Section 55(c) of the Internal Revenue Code. Corporations with gross receipts of $5,000,000 or less for their first taxable year after 1996, with gross receipts not exceeding $7,500,000 after the first taxable year, will meet this definition.

SPECIAL CONSIDERATIONS FOR CORPORATIONS
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

OTHER TAX ISSUES
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the insured dies.

WITHHOLDING
Withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect.

GENERAL PROVISIONS


FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)

This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the underlying mutual funds by;
  . forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the underlying mutual funds; and .. Increase expenses of the underlying mutual fund and separate account due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
.. Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1/st/ class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
.. Limiting the number of unscheduled transfer during a Contract year to no more than 12;

.. Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
.. Taking such other action as directed by the underlying mutual fund.

The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.

In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within three business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.


PURCHASE PROCEDURES
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.

The minimum total face amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum total face amount. The increased minimum face amount would apply only to Policies issued after the effective date of the increase.


To issue a Policy, we require that the age of the insured be 75 or younger as of the policy date. Other underwriting restrictions may apply. An applicant for the Policy must:
.. furnish satisfactory evidence of insurability of the insured; and .. meet our insurance underwriting guidelines and suitability rules.

If you want insurance coverage to start at the time the application is submitted, a payment must be sent with the completed application. The amount is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, a conditional receipt may be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.


We reserve the right to reject any application or related premium if we determine that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned no later than five business days from the date the application was rejected.


Important Information about Customer Identification Procedures
------------------------------------------------------------------
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


Policy Date
-----------
If we issue a Policy, a policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates are dated on the 28th of the same month. Policies that are issued on a cash on delivery (COD) basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. The policy date is shown on the current data pages. Current data pages are the most recent policy specification pages issued to a Policy owner and are located in the Policy.

Upon specific request and our approval, the Policy may be backdated. The policy date may not be more than six months prior to the date of application (or shorter period if required by state law). Payment of at least the monthly policy charges is required for the backdated period. Monthly policy charges are deducted from the policy value for the backdated period.


Effective Date
--------------
The Policy date and the effective date are the same unless:
.. a backdated Policy date is requested; or .. a Policy is applied for on a COD basis (the effective date is the date we receive at least one monthly policy charge).

The insurance coverage does not take effect until you actually receive the Policy. If the insured was to die before the owner actually receives the Policy, there is no coverage under the Policy (coverage is determined solely under the terms of conditional receipt, if any).


STATEMENT OF VALUES
You will receive an annual statement once each policy year. The statement will show:
.. current death benefit;
.. current policy value and net surrender value;
.. all premiums paid since the last statement;
.. all charges since the last statement;
.. any loan indebtedness;
.. any partial surrenders since the last statement;
.. the number of units and unit value;
.. total value of each of the divisions and of the fixed account;
.. designated beneficiary(ies); and
.. all riders included in the Policy.

At any time, you may request a free current statement by telephoning 1-800-247-9988.


We also send you the reports required by the Investment Company Act of 1940 (as amended).


SERVICES AVAILABLE VIA THE TELEPHONE
If you elect telephone privileges, instructions for the following transactions may be given to us via the telephone:
.. change in allocations of future premium payments;
.. change in allocation of the monthly policy charge;
.. change to your APR instructions;
.. change to your scheduled transfer instructions;
.. unscheduled transfers; and
.. request for a policy loan (of $100,000 or less).

Instructions:
.. may be given by calling us at 1-800-247-9988 between 8 a.m. and 5 p.m. Eastern
  Time on any day that the NYSE is open;
.. must be received by us before the close of the NYSE (generally 4:00 p.m.
  Eastern Time) to be effective the day they are given;
.. are effective the next business day if not received until after the close of the NYSE.

Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction instructions, the Separate Account and the Company reserve the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner's address of record.


MISSTATEMENT OF AGE OR GENDER
If the age or, where applicable, gender of the insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.

NON-PARTICIPATING POLICY
The Policies do not share in any divisible surplus of the Company.

INCONTESTABILITY
We will not contest the insurance coverage provided by the Policy, except for any increases in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. Any face amount increase has its own two-year contestability period that begins on the effective date of the adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal Life Insurance Company are included in the Statement of Additional Information. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AIM V.I. AGGRESSIVE GROWTH DIVISION

              INVESTS IN: AIM V.I. Aggressive Growth Fund - Series I Shares INVESTMENT ADVISOR: A I M Advisors, Inc.

              INVESTMENT OBJECTIVE: seeks to achieve long-term capital growth by investing primarily in common stocks of small- and medium sized growth companies.

AIM V.I. CORE STOCK DIVISION

              INVESTS IN: AIM V.I. Core Stock Fund - Series I Shares
              INVESTMENT ADVISOR: A I M Advisors, Inc. (Sub-advisor is INVESCO
                Institutional (N.A.), Inc.)
              INVESTMENT OBJECTIVE: seeks to provide a high total return through both growth and current income. The Fund normally invests at least 80% of its net assets in common and preferred stocks.

AIM V.I. DYNAMICS DIVISION

              INVESTS IN: AIM V.I. Dynamics Fund - Series I Shares INVESTMENT ADVISOR: A I M Advisors, Inc.

              INVESTMENT OBJECTIVE: seeks long-term capital growth by normally investing at least 65% of its net assets in common stocks of mid-size companies.

AIM V.I. HEALTH SCIENCES DIVISION (EFFECTIVE JULY 1, 2005 THE AIM V.I. GLOBAL HEALTH CARE DIVISION)

              INVESTS IN: AIM V.I. Global Health Care Fund - Series I Shares INVESTMENT ADVISOR: A I M Advisors, Inc.

              INVESTMENT OBJECTIVE: seeks long-term capital growth. The Fund invests normally 80% of its assets in securities of healthcare industry companies.

AIM V.I. INTERNATIONAL GROWTH DIVISION

              INVESTS IN: AIM V.I. International Growth Fund - Series I Shares

              INVESTMENT ADVISOR: A I M Advisors, Inc.

              INVESTMENT OBJECTIVE: seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

AIM V.I. PREMIER EQUITY DIVISION

              INVESTS IN: AIM V.I. Premier Equity Fund - Series I Shares INVESTMENT ADVISOR: A I M Advisors, Inc.

              INVESTMENT OBJECTIVE: seeks to achieve long-term growth of capital. Income is a secondary objective. The Fund invests normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AIM V.I. SMALL COMPANY GROWTH DIVISION

              INVESTS IN: AIM V.I. Small Company Growth Fund - Series I Shares

              INVESTMENT ADVISOR: A I M Advisors, Inc.

              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing at least 80% of its net assets in small-capitalization companies.

AIM V.I. TECHNOLOGY DIVISION

              INVESTS IN: AIM V.I. Technology Fund - Series I Shares INVESTMENT ADVISOR: A I M Advisors, Inc.

              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily at least 80% of its net assets in the equity securities and equity related instruments of companies engaged in technology related industries.

AMERICAN CENTURY VP INCOME & GROWTH DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Income &
                Growth Fund - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks dividend growth, current income and appreciation. The account will seek to achieve its investment objective by investing in common stocks.

AMERICAN CENTURY VP INTERNATIONAL DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP
                International Fund - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth around the world by investing in stocks of foreign companies.

AMERICAN CENTURY VP ULTRA DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Ultra
                Fund - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in stocks of U.S. companies.

AMERICAN CENTURY VP VALUE DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Value
                Fund - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks capital growth over time and, secondarily, income by investing primarily in equity securities.

DREYFUS IP CORE VALUE DIVISION

              INVESTS IN: Dreyfus Investment Portfolios Core Value Portfolio -
                Service Class
              INVESTMENT ADVISOR: The Boston Company through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term capital growth as a primary objective, with current income as a secondary objective. Invests primarily in equity securities of large-cap value companies.

DREYFUS IP FOUNDERS DISCOVERY DIVISION

              INVESTS IN: Dreyfus Investment Portfolios Founders Discovery
                Portfolio - Initial Class
              INVESTMENT ADVISOR: Founders Asset Management LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks capital appreciation. To pursue this goal, the portfolio invests primarily in equity securities of small, U.S. based companies which are characterized as "growth" companies.

DREYFUS IP FOUNDERS GROWTH DIVISION

              INVESTS IN: Dreyfus Investment Portfolios Founders Growth
                Portfolio - Initial Class
              INVESTMENT ADVISOR: Founders Asset Management LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks capital appreciation by investing in stocks of small-cap growth companies.

DREYFUS SOCIALLY RESPONSIBLE GROWTH DIVISION

              INVESTS IN: Dreyfus Socially Responsible Growth Fund, Inc. -
                Service Class
              INVESTMENT ADVISOR: The Dreyfus Corporation
              INVESTMENT OBJECTIVE: seeks capital growth by investing primarily in large-cap stocks that meet certain financial as well as social criteria.

DREYFUS VIF APPRECIATION DIVISION

              INVESTS IN: Dreyfus Variable Investment Fund Appreciation
                Portfolio - Service Class
              INVESTMENT ADVISOR: Fayez Sarofim & Co. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing in common stocks.

DREYFUS VIF DEVELOPING LEADERS DIVISION (FORMERLY DREYFUS VIF SMALL CAP
DIVISION)

              INVESTS IN: Dreyfus Variable Investment Fund Developing Leaders
                Portfolio - Service Class
              INVESTMENT ADVISOR: The Dreyfus Corporation
              INVESTMENT OBJECTIVE: seeks capital appreciation by investing in the stocks of companies with small market capitalizations.

DREYFUS VIF QUALITY BOND DIVISION

              INVESTS IN: Dreyfus Variable Investment Fund Quality Bond
                Portfolio - Service Class
              INVESTMENT ADVISOR: The Dreyfus Corporation
              INVESTMENT OBJECTIVE: seeks to maximize current income consistent with the preservation of capital and maintenance of liquidity by investing in fixed-income securities.

FIDELITY VIP ASSET MANAGER DIVISION

              INVESTS IN: Fidelity VIP Asset Manager Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP CONTRAFUND DIVISION

              INVESTS IN: Fidelity VIP Contrafund Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks long-term capital appreciation.

FIDELITY VIP EQUITY-INCOME DIVISION

              INVESTS IN: Fidelity VIP Equity-Income Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goad is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 Index.

FIDELITY VIP GROWTH DIVISION

              INVESTS IN: Fidelity VIP Growth Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks to achieve capital appreciation.

FIDELITY VIP HIGH INCOME DIVISION

              INVESTS IN: Fidelity VIP High Income Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks a high level of current income while also considering growth of capital. The fund invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

FIDELITY VIP MID CAP DIVISION

              INVESTS IN: Fidelity VIP Mid Cap Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks long-term growth of capital.

FRANKLIN INCOME SECURITIES DIVISION

              INVESTS IN: Franklin Templeton VIP Trust Income Securities Fund -
                Class 2
              INVESTMENT ADVISOR: Franklin Templeton Investments
              INVESTMENT OBJECTIVE: seeks to maximize income, while maintaining prospects for capital appreciation. The portfolio invests in debit and equity securities, including lower-rated "junk bonds." May also invest in foreign securities, including emerging markets.

FRANKLIN MUTUAL DISCOVERY DIVISION

              INVESTS IN: Franklin Templeton VIP Trust Mutual Discovery
                Securities Fund - Class 2
              INVESTMENT ADVISOR: Franklin Templeton Investments
              INVESTMENT OBJECTIVE: seeks long-term capital appreciation. The
                Fund invests primarily in common stocks of U.S. and foreign companies the manager believes are undervalued.

FRANKLIN MUTUAL SHARES DIVISION

              INVESTS IN: Franklin Templeton VIP Trust Mutual Shares Securities
                Fund - Class 2
              INVESTMENT ADVISOR: Franklin Templeton Investments
              INVESTMENT OBJECTIVE: seeks capital appreciation with income as a secondary goal by emphasizing investments in equity securities of larger and medium-sized companies.

FRANKLIN RISING DIVIDENDS DIVISION

              INVESTS IN: Franklin Templeton VIP Trust Rising Dividends
                Securities Fund - Class 2
              INVESTMENT ADVISOR: Franklin Templeton Investments
              INVESTMENT OBJECTIVE: seeks long-term capital appreciation by investing primarily in financially sound companies that have paid rising dividends.

FRANKLIN SMALL CAP VALUE SECURITIES DIVISION

              INVESTS IN: Franklin Templeton VIP Trust Small Cap Value
                Securities Fund - Class 2
              INVESTMENT ADVISOR: Franklin Templeton Investments
              INVESTMENT OBJECTIVE: seeks long term total return. The portfolio invests primarily in securities of companies which the manager believes are selling substantially below the underlying value of the assets or private market value.

JANUS ASPEN BALANCED DIVISION

              INVESTS IN: Janus Aspen Series Balanced Portfolio - Service Shares INVESTMENT ADVISOR: Janus Capital Management LLC
              INVESTMENT OBJECTIVE: seeks long-term growth of capital,
                consistent with preservation of capital and balanced by current income.

JANUS ASPEN CORE EQUITY DIVISION

              INVESTS IN: Janus Aspen Series Core Equity Portfolio - Service
                Shares
              INVESTMENT ADVISOR: Janus Capital Management LLC
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by normally investing at least 80% of its net assets in equity securities selected for their growth potential.

JANUS ASPEN FLEXIBLE BOND DIVISION (PREVIOUSLY THE JANUS ASPEN FLEXIBLE INCOME DIVISION)

              INVESTS IN: Janus Aspen Series Flexible Bond Portfolio - Service
                Shares
              INVESTMENT ADVISOR: Janus Capital Management LLC

              INVESTMENT OBJECTIVE: seeks to obtain maximum total return, consistent with preservation of capital by normally investing at least 80% of its net assets in bonds, including, but not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities and zero-coupon bonds.

JANUS ASPEN INTERNATIONAL GROWTH DIVISION

              INVESTS IN: Janus Aspen Series International Growth Portfolio -
                Service Shares
              INVESTMENT ADVISOR: Janus Capital Management LLC
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing at least 80% of net assets in securities of issuers from at least five different countries, excluding the United States.

JANUS ASPEN MID CAP GROWTH DIVISION

              INVESTS IN: Janus Aspen Series Mid Cap Growth Portfolio - Service
                Shares
              INVESTMENT ADVISOR: Janus Capital Management LLC
              INVESTMENT OBJECTIVE: seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 80% of its net assets in equity securities of medium-sized companies.

JANUS ASPEN WORLDWIDE GROWTH DIVISION

              INVESTS IN: Janus Aspen Series Worldwide Growth Portfolio -
                Service Shares
              INVESTMENT ADVISOR: Janus Capital Management LLC
              INVESTMENT OBJECTIVE: seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world.

JP MORGAN BOND DIVISION

              INVESTS IN: JP Morgan Bond Series Trust II - Bond Portfolio INVESTMENT ADVISOR: JP Morgan Fleming Asset Management
              INVESTMENT OBJECTIVE: seeks to provide a steady stream of current income and to maintain liquidity.

JP MORGAN SMALL COMPANY DIVISION

              INVESTS IN: JP Morgan Small Company Series Trust II - Small
                Company Portfolio
              INVESTMENT ADVISOR: JP Morgan Fleming Asset Management
              INVESTMENT OBJECTIVE: seeks long-term growth of capital from small company stocks.

MFS VIT EMERGING GROWTH DIVISION

              INVESTS IN: MFS VIT Emerging Growth Series - Service Class INVESTMENT ADVISOR: Massachusetts Financial Services Company INVESTMENT OBJECTIVE: seeks emerging growth companies for long-term growth of capital.

MFS VIT MIDCAP GROWTH DIVISION

              INVESTS IN: MFS VIT MidCap Growth Series - Service Class INVESTMENT ADVISOR: Massachusetts Financial Services Company INVESTMENT OBJECTIVE: seeks long-term growth of capital from mid-capitalization company stocks.

MFS VIT NEW DISCOVERY DIVISION

              INVESTS IN: MFS VIT New Discovery Series - Service Class INVESTMENT ADVISOR: Massachusetts Financial Services Company INVESTMENT OBJECTIVE: seeks long-term growth potential from small company stocks.

MFS VIT VALUE DIVISION

              INVESTS IN: MFS VIT Value Series - Service Class
              INVESTMENT ADVISOR: Massachusetts Financial Services Company INVESTMENT OBJECTIVE: seeks undervalued income producing stocks with capital appreciation potential.

NEUBERGER BERMAN AMT GUARDIAN DIVISION

              INVESTS IN: Neuberger Berman AMT Guardian Portfolio - Class I INVESTMENT ADVISOR: Neuberger Berman Management Inc.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital and, secondarily, current income by primarily investing in stocks of long-established companies considered to be undervalued in comparison to stocks of similar companies.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Bond Account INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Capital Value
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

DIVERSIFIED INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Diversified
                International Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

EQUITY GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Growth
                Account
              INVESTMENT ADVISOR: T. Rowe Price Associates, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

GOVERNMENT SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Government
                Securities Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Growth Account INVESTMENT ADVISOR: Columbus Circle Investors through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

INTERNATIONAL SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                SmallCap Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LARGECAP BLEND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Blend
                Account
              INVESTMENT ADVISOR: T. Rowe Price Associates, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

LARGECAP GROWTH EQUITY DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Growth
                Equity Account
              INVESTMENT ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of U.S. companies, with a focus on growth stocks.

LARGECAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Value
                Account
              INVESTMENT ADVISOR: Alliance Capital Management L.P. through its
                Bernstein Investment Research and Management unit through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital.

LIMITED TERM BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Limited Term Bond
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide current income.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MIDCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Account

              INVESTMENT ADVISOR: Mellon Equity Associates, LLP through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MIDCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Value
                Account
              INVESTMENT ADVISOR: Neuberger Berman Management, Inc. through a sub-advisory agreement.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Money Market
                Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

REAL ESTATE SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Real Estate
                Securities Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek to generate a high total return. The
                Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.

SMALLCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Growth
                Account
              INVESTMENT ADVISOR: Emerald Advisors, Inc. through a sub-advisory agreement and
                UBS Global Asset Management (Americas) Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SMALLCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Value
                Account
              INVESTMENT ADVISOR: J.P. Morgan Investment Management, Inc.
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

PUTNAM VT GROWTH & INCOME DIVISION

              INVESTS IN: Putnam VT Growth & Income Fund - Class IB
              INVESTMENT ADVISOR: Putnam Investment Management, LLC
              INVESTMENT OBJECTIVE: seeks capital growth and current income by investing mainly in common stocks of U.S. companies.

PUTNAM VT INTERNATIONAL EQUITY DIVISION

              INVESTS IN: Putnam VT International Equity Fund - Class IB INVESTMENT ADVISOR: Putnam Investment Management, LLC INVESTMENT OBJECTIVE: seeks capital appreciation by investing mainly in common stocks of companies outside the U.S.

PUTNAM VT VOYAGER DIVISION

              INVESTS IN: Putnam VT Voyager Fund - Class IB
              INVESTMENT ADVISOR: Putnam Investment Management, LLC INVESTMENT OBJECTIVE: seeks capital appreciation by investing primarily in common stocks of U.S. companies.

VANGUARD VIF BALANCED DIVISION

              INVESTS IN: Vanguard VIF Balanced Portfolio
              INVESTMENT ADVISOR: Wellington Management Company
              INVESTMENT OBJECTIVE: seeks a reasonable level of income with conservation of capital. The Portfolio invests primarily in common stocks of large and medium size companies.

VANGUARD VIF EQUITY INDEX DIVISION

              INVESTS IN: Vanguard VIF Equity Index Portfolio
              INVESTMENT ADVISOR: Vanguard Quantitative Equity Group
              INVESTMENT OBJECTIVE: seeks long-term growth of capital and income to match the performance of a broad-based market index of stocks of large U.S. companies.

VANGUARD VIF MIDCAP INDEX DIVISION

              INVESTS IN: Vanguard VIF MidCap Index Portfolio
              INVESTMENT ADVISOR: Vanguard Quantitative Equity Group INVESTMENT OBJECTIVE: seeks long-term growth of capital by attempting to match the performance of a broad-based market index of medium size U.S. Companies.

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION DIVISION

              INVESTS IN: Wells Fargo Advantage VT Funds Asset Allocation Fund INVESTMENT ADVISOR: Wells Capital Management Incorporated through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to earn long-term total return consistent with reasonable risk. The Fund invests in equity and fixed-income securities in varying proportions, with an emphasis on equity securities.

WELLS FARGO ADVANTAGE VT EQUITY INCOME DIVISION

              INVESTS IN: Wells Fargo Advantage VT Funds Equity Income Fund INVESTMENT ADVISOR: Wells Capital Management Incorporated through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to provide long-term capital
                appreciation and above average dividend income. The Fund invests in common stocks of large U.S. companies.

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH DIVISION

              INVESTS IN: Wells Fargo Advantage VT Funds Large Company Growth
                Fund
              INVESTMENT ADVISOR: Wells Capital Management Incorporated through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to provide long-term capital
                appreciation. The Fund invests in common stocks of large U.S. companies.

APPENDIX A - TARGET PREMIUMS

                               STANDARD/PREFERRED
                                 TARGET PREMIUMS
                       ANNUAL PER $1000 POLICY FACE AMOUNT
                              NONSMOKER AND SMOKER
AGE     MALE     FEMALE    UNISEX          AGE       MALE     FEMALE      UNISEX
0       3.50       2.83      3.41           45      14.31      11.93       14.00
1       3.50       2.83      3.41           46      15.08      12.53       14.75
2       3.50       2.83      3.41           47      15.90      13.16       15.54
3       3.50       2.83      3.41           48      16.77      13.83       16.39
4       3.50       2.83      3.41           49      17.70      14.54       17.29
5       3.50       2.83      3.41           50      18.68      15.30       18.24
6       3.50       2.83      3.41           51      19.74      16.10       19.27
7       3.50       2.83      3.41           52      20.86      16.94       20.35
8       3.50       2.83      3.41           53      22.05      17.85       21.50
9       3.50       2.83      3.41           54      23.32      18.80       22.73
10      3.50       2.83      3.41           55      24.67      19.82       24.04
11      3.65       2.91      3.55           56      26.11      20.90       25.43
12      3.80       3.00      3.70           57      27.65      22.05       26.92
13      3.95       3.08      3.84           58      29.30      23.29       28.52
14      4.10       3.17      3.98           59      31.05      24.62       30.21
15      4.25       3.25      4.12           60      32.93      26.06       32.04
16      4.62       3.63      4.49           61      34.94      27.60       33.99
17      4.99       4.00      4.86           62      37.10      29.26       36.08
18      5.36       4.38      5.23           63      39.40      31.06       38.32
19      5.73       4.75      5.60           64      41.86      32.97       40.70
20      6.10       5.13      5.97           65      44.48      35.02       43.25
21      6.11       5.16      5.99           66      47.29      37.21       45.98
22      6.12       5.20      6.00           67      50.30      39.58       48.91
23      6.13       5.23      6.01           68      53.52      42.14       52.04
24      6.14       5.27      6.03           69      56.98      44.93       55.41
25      6.15       5.30      6.04           70      60.71      47.98       59.06
26      6.29       5.42      6.18           71      64.73      51.30       62.98
27      6.43       5.54      6.31           72      69.02      54.93       67.19
28      6.57       5.65      6.45           73      73.62      58.86       71.70
29      6.71       5.77      6.59           74      78.48      63.12       76.48
30      6.85       5.89      6.73           75      83.65      67.71       81.58
31      7.17       6.16      7.04           76      87.77      71.45       85.65
32      7.51       6.44      7.37           77      91.89      75.20       89.72
33      7.87       6.74      7.72           78      96.00      78.94       93.78
34      8.25       7.06      8.10           79     100.12      82.69       97.85
35      8.66       7.40      8.50           80     104.24      86.43      101.92
36      9.10       7.76      8.93           81     113.32      95.74      111.03
37      9.55       8.13      9.37           82     122.40     105.05      120.14
38     10.03       8.53      9.84           83     131.48     114.36      129.25
39     10.54       8.94     10.33           84     140.56     123.67      138.36
40     11.09       9.38     10.87           85     149.64     132.98      147.47
41     11.66       9.83     11.42
42     12.26      10.32     12.01
43     12.91      10.82     12.64
44     13.59      11.36     13.30

APPENDIX B - ILLUSTRATIONS


   SAMPLE ILLUSTRATIONS OF POLICY VALUES, SURRENDER VALUES AND DEATH BENEFITS

The following tables illustrate how the policy value, surrender value and death proceeds of the Policy may change with the investment experience of the divisions. The tables show how these amounts in the Policy vary over time if planned periodic premiums are paid annually and if the investment return of the divisions were a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The death benefits and values would be different from those shown if the return averaged 0%, 6% or 12%, but fluctuated above and below those averages during the year. Death benefits options 1, 2 and 3 are illustrated.


The illustrations reflect a hypothetical Policy issued to a 45 year-old male non-smoker, Preferred class. Illustrations for younger males or for females would be more favorable than those presented. Illustrations for older males or smokers would be less favorable.
.. Illustrations 1, 3 and 5 reflect current monthly policy and premium expense charges.
.. Illustrations 2, 4 and 6 reflect the guaranteed maximum monthly policy and premium expense charges.

The illustrations reflect all Policy charges including:
.. deductions from premiums for sales load and state and federal taxes;
.. cost of insurance charge;
.. asset based risk charge; and
.. contingent deferred sales load that may be deducted in the Policy was fully surrendered or if it lapsed.

In addition, the illustrations reflect the average of fees and expenses of the divisions available through the Policy during the fiscal year ending December 31, 2004. The Manager of certain divisions has agreed to reimburse operating expenses, if necessary, to limit total operating expenses for those divisions during the year ending December 31, 2004. More information about the expense reimbursements can be found in the prospectuses for the underlying mutual funds which accompany this prospectus. There is no assurance that the fee reimbursement programs will continue beyond 2005. In the future, fees and expenses of the divisions may be more or less than those shown. Such changes would make the operating expenses actually incurred by a division differ from the average rate used in the illustrations.


The illustrations are based on the assumption that:
.. $1,000,000 initial fee amount;
.. annual payments are $20,000;
.. no changes are made to the death benefit option or face amount; .. no policy loans and/or partial surrenders are made; and .. no riders are in effect.

Upon request, we will prepare a comparable illustration based upon the proposed insured's actual age, gender, smoking status, risk classification and desired Policy features. For those illustrations, you have an option of selecting which divisions (and their specific fees and expenses) are used. If no selection is made, the illustration is run using a hypothetical average.


In advertisements or sales literature for the Policies that include performance data for one of more of the divisions, we may include policy values, surrender values and death benefit figures computed using the same methods that were used in creating the following illustrations. However, the actual average total rate of return for the specific division(s) will be used instead of the average used in the following illustrations. This information may be shown in the form of graphs, charts, tables and examples. It may include data for periods prior to the offering of the Policy for a division that has had performance during such prior period (with policy charges assumed to be equal to current charges for any period(s) prior to the offering of the Policy).



Illustration 1                                            PRINCIPAL LIFE INSURANCE COMPANY
                                                           BENEFIT VARIABLE UNIVERSAL LIFE
PLANNED PREMIUM $20,000                                   MALE AGE 45 PREFERRED NON-SMOKER            Initial Face Amount $1,000,000
                                                              ASSUMING CURRENT CHARGES                        Death Benefit Option 1
                                                                       (All States)

---------------------------------------------------------------------------------------------------------------------

                                                                       Death Benefit (2)
                                                                          Assuming Hypothetical Gross
                                                                          Annual Investment Return of
                                           ------------------------------------------------------------------       -

   End of          Accumulated                    0%                      6%                       12%
    Year           Premiums (1)              (-.94% Net)              (5.06% Net)             (11.06% Net)
--------------     -----------------       -----------------        ----------------         ----------------       -
      1                      21,000               1,000,000               1,000,000                1,000,000
      2                      43,050               1,000,000               1,000,000                1,000,000
      3                      66,203               1,000,000               1,000,000                1,000,000
      4                      90,513               1,000,000               1,000,000                1,000,000
      5                     116,038               1,000,000               1,000,000                1,000,000
      6                     142,840               1,000,000               1,000,000                1,000,000
      7                     170,982               1,000,000               1,000,000                1,000,000
      8                     200,531               1,000,000               1,000,000                1,000,000
      9                     231,558               1,000,000               1,000,000                1,000,000
     10                     264,136               1,000,000               1,000,000                1,000,000
     11                     298,343               1,000,000               1,000,000                1,000,000
     12                     334,260               1,000,000               1,000,000                1,000,000
     13                     371,973               1,000,000               1,000,000                1,000,000
     14                     411,571               1,000,000               1,000,000                1,000,000
     15                     453,150               1,000,000               1,000,000                1,000,000
     20                     694,385               1,000,000               1,000,000                1,368,152
     25                   1,002,269               1,000,000               1,000,000                2,293,493
     30                   1,395,216               1,000,000               1,129,034                3,630,677

Illustration 1                                            PRINCIPAL LIFE INSURANCE COMPANY
                                                           BENEFIT VARIABLE UNIVERSAL LIFE
PLANNED PREMIUM $20,000                                   MALE AGE 45 PREFERRED NON-SMOKER            Initial Face Amount $1,000,000
                                                              ASSUMING CURRENT CHARGES                        Death Benefit Option 1
                                                                       (All States)

---------------------------------------------------------------------------------------------------------------------------------

                                               Policy Value (2)                                         Surrender Value (2)
                                         Assuming Hypothetical Gross                              Assuming Hypothetical Gross
                                         Annual Investment Return of                              Annual Investment Return of
                              ---------------------------------------------------  ----------------------------------------------

   End of Accumulated              0%               6%                12%               0%             6%             12%
    Year  Premiums (1)         (-.94% Net)      (5.06% Net)       (11.06% Net)      (-.94% Net)   (5.06% Net)     (11.06% Net)
---------------------------   --------------   --------------   -----------------  -------------- -------------- ----------------
      1             21,000           17,052           18,108              19,164           6,320          7,375            8,432
      2             43,050           33,527           36,698              39,996          22,794         25,965           29,263
      3             66,203           49,406           55,768              62,651          38,674         45,035           51,918
      4             90,513           64,812           75,462              87,452          54,795         65,445           77,435
      5            116,038           79,797           95,859             114,686          71,211         87,273          106,100
      6            142,840           94,314          116,944             144,565          87,159        109,789          137,410
      7            170,982          108,479          138,868             177,505         102,755        133,144          171,781
      8            200,531          122,275          161,655             213,830         117,982        157,362          209,537
      9            231,558          135,670          185,318             253,890         132,808        182,456          251,028
     10            264,136          148,626          209,867             298,073         147,195        208,436          296,642
     11            298,343          161,194          235,481             347,108         161,194        235,481          347,108
     12            334,260          173,158          261,957             401,228         173,158        261,957          401,228
     13            371,973          184,418          289,263             460,985         184,418        289,263          460,985
     14            411,571          197,680          319,865             528,894         197,680        319,865          528,894
     15            453,150          210,527          351,763             604,136         210,527        351,763          604,136
     20            694,385          267,565          532,906           1,121,436         267,565        532,906        1,121,436
     25          1,002,269          312,346          761,000           1,977,149         312,346        761,000        1,977,149
     30          1,395,216          341,012        1,055,172           3,393,156         341,012      1,055,172        3,393,156

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, policy value, and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6%, or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, policy value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6%, or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Illustration 2                                PRINCIPAL LIFE INSURANCE COMPANY
                                               BENEFIT VARIABLE UNIVERSAL LIFE
PLANNED PREMIUM $20,000                       MALE AGE 45 PREFERRED NON-SMOKER                       Initial Face Amount $1,000,000
                                                 ASSUMING GUARANTEED CHARGES                                 Death Benefit Option 1
                                                        (All States)

-------------------------------------------------------------------------------------------------------------

                                                                   Death Benefit (2)
                                                                      Assuming Hypothetical Gross
                                                                      Annual Investment Return of
                                          --------------------------------------------------------------

   End of          Accumulated                  0%                     6%                     12%
    Year           Premiums (1)             (-.94% Net)           (5.06% Net)            (11.06% Net)
--------------     -----------------      ----------------      -----------------       ----------------
      1                      21,000             1,000,000              1,000,000              1,000,000
      2                      43,050             1,000,000              1,000,000              1,000,000
      3                      66,203             1,000,000              1,000,000              1,000,000
      4                      90,513             1,000,000              1,000,000              1,000,000
      5                     116,038             1,000,000              1,000,000              1,000,000
      6                     142,840             1,000,000              1,000,000              1,000,000
      7                     170,982             1,000,000              1,000,000              1,000,000
      8                     200,531             1,000,000              1,000,000              1,000,000
      9                     231,558             1,000,000              1,000,000              1,000,000
     10                     264,136             1,000,000              1,000,000              1,000,000
     11                     298,343             1,000,000              1,000,000              1,000,000
     12                     334,260             1,000,000              1,000,000              1,000,000
     13                     371,973             1,000,000              1,000,000              1,000,000
     14                     411,571             1,000,000              1,000,000              1,000,000
     15                     453,150             1,000,000              1,000,000              1,000,000
     20                     694,385             1,000,000              1,000,000              1,159,814
     25                   1,002,269             1,000,000              1,000,000              1,935,332
     30                   1,395,216             1,000,000              1,000,000              3,036,225

Illustration 2                                PRINCIPAL LIFE INSURANCE COMPANY
                                               BENEFIT VARIABLE UNIVERSAL LIFE
PLANNED PREMIUM $20,000                       MALE AGE 45 PREFERRED NON-SMOKER                       Initial Face Amount $1,000,000
                                                 ASSUMING GUARANTEED CHARGES                                 Death Benefit Option 1
                                                        (All States)

----------------------------------------------------------------------------------------------------------------------------------

                                                 Policy Value (2)                            Surrender Value (2)
                                             Assuming Hypothetical Gross                   Assuming Hypothetical Gross
                                             Annual Investment Return of                   Annual Investment Return of
                               ------------------------------------------------- -------------------------------------------------

   End of     Accumulated           0%               6%               12%            0%                6%               12%
    Year      Premiums (1)      (-.94% Net)      (5.06% Net)      (11.06% Net)   (-.94% Net)      (5.06% Net)       (11.06% Net)
------------  -------------------------------  ----------------  --------------- -------------   ---------------   ---------------
      1                 21,000        14,625            15,604           16,584         3,893             4,871             5,851
      2                 43,050        28,844            31,718           34,714        18,111            20,986            23,982
      3                 66,203        42,648            48,359           54,552        31,916            37,627            43,820
      4                 90,513        56,031            65,543           76,278        46,014            55,526            66,261
      5                116,038        68,969            83,272          100,079        60,383            74,686            91,493
      6                142,840        81,372           101,478          126,087        74,217            94,323           118,932
      7                170,982        93,274           120,225          154,604        87,550           114,501           148,880
      8                200,531       104,629           139,498          185,874       100,336           135,205           181,581
      9                231,558       115,400           159,292          220,193       112,538           156,430           217,331
     10                264,136       125,526           179,582          257,875       124,095           178,151           256,444
     11                298,343       135,100           200,568          299,605       135,100           200,568           299,605
     12                334,260       143,945           222,073          345,600       143,945           222,073           345,600
     13                371,973       152,036           244,126          396,406       152,036           244,126           396,406
     14                411,571       159,330           266,743          452,639       159,330           266,743           452,639
     15                453,150       165,745           289,912          514,990       165,745           289,912           514,990
     20                694,385       180,940           413,833          950,667       180,940           413,833           950,667
     25              1,002,269       153,368           552,074        1,668,390       153,368           552,074         1,668,390
     30              1,395,216        45,102           713,993        2,837,593        45,102           713,993         2,837,593

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, policy value, and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6%, or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, policy value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6%, or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



Illustration 3                           PRINCIPAL LIFE INSURANCE COMPANY
                                         BENEFIT VARIABLE UNIVERSAL LIFE
PLANNED PREMIUM $20,000                  MALE AGE 45 PREFERRED NON-SMOKER                          Initial Face Amount $1,000,000
                                            ASSUMING CURRENT CHARGES                                       Death Benefit Option 2
                                                 (All States)

------------------------------------------------------------------------------------------------------------------------

                                                                       Death Benefit (2)
                                                                          Assuming Hypothetical Gross
                                                                          Annual Investment Return of
                                           ------------------------------------------------------------------

   End of          Accumulated                    0%                      6%                       12%
    Year           Premiums (1)              (-.94% Net)              (5.06% Net)             (11.06% Net)
--------------     -----------------       -----------------        ----------------         ----------------
      1                      21,000               1,017,038               1,018,093                1,019,148
      2                      43,050               1,033,471               1,036,636                1,039,929
      3                      66,203               1,049,270               1,055,611                1,062,473
      4                      90,513               1,064,550               1,075,150                1,087,084
      5                     116,038               1,079,359               1,095,320                1,114,024
      6                     142,840               1,093,649               1,116,091                1,143,477
      7                     170,982               1,107,530               1,137,601                1,175,825
      8                     200,531               1,120,979               1,159,855                1,211,344
      9                     231,558               1,133,951               1,182,834                1,250,319
     10                     264,136               1,146,393               1,206,513                1,293,054
     11                     298,343               1,158,323               1,231,000                1,340,128
     12                     334,260               1,169,501               1,256,025                1,391,609
     13                     371,973               1,179,788               1,281,462                1,447,814
     14                     411,571               1,192,544               1,310,784                1,512,809
     15                     453,150               1,204,775               1,341,121                1,584,387
     20                     694,385               1,256,418               1,507,654                2,066,192
     25                   1,002,269               1,290,646               1,701,193                2,849,318
     30                   1,395,216               1,300,457               1,919,523                4,123,457


Illustration 3                           PRINCIPAL LIFE INSURANCE COMPANY
                                         BENEFIT VARIABLE UNIVERSAL LIFE
PLANNED PREMIUM $20,000                  MALE AGE 45 PREFERRED NON-SMOKER                          Initial Face Amount $1,000,000
                                            ASSUMING CURRENT CHARGES                                       Death Benefit Option 2
                                                 (All States)

------------------------------------------------------------------------------------------------------------------------------------

                                                Policy Value (2)                                 Surrender Value (2)
                                         Assuming Hypothetical Gross                         Assuming Hypothetical Gross
                                         Annual Investment Return of                         Annual Investment Return of
                              ------------------------------------------------       -----------------------------------------------

   End of  Accumulated             0%             6%               12%                    0%              6%             12%
    Year   Premiums (1)        (-.94% Net)    (5.06% Net)      (11.06% Net)           (-.94% Net)    (5.06% Net)     (11.06% Net)
---------  -----------------  -------------- --------------  -----------------       -------------- --------------- ----------------
      1              21,000          17,038         18,093             19,148                6,305           7,360            8,416
      2              43,050          33,471         36,636             39,929               22,739          25,904           29,196
      3              66,203          49,270         55,611             62,473               38,537          44,879           51,741
      4              90,513          64,550         75,150             87,084               54,533          65,133           77,067
      5             116,038          79,359         95,320            114,024               70,773          86,734          105,438
      6             142,840          93,649        116,091            143,477               86,494         108,936          136,322
      7             170,982         107,530        137,601            175,825              101,806         131,877          170,101
      8             200,531         120,979        159,855            211,344              116,686         155,562          207,051
      9             231,558         133,951        182,834            250,319              131,089         179,972          247,457
     10             264,136         146,393        206,513            293,054              144,962         205,082          291,623
     11             298,343         158,323        231,000            340,128              158,323         231,000          340,128
     12             334,260         169,501        256,025            391,609              169,501         256,025          391,609
     13             371,973         179,788        281,462            447,814              179,788         281,462          447,814
     14             411,571         192,544        310,784            512,809              192,544         310,784          512,809
     15             453,150         204,775        341,121            584,387              204,775         341,121          584,387
     20             694,385         256,418        507,654          1,066,192              256,418         507,654        1,066,192
     25           1,002,269         290,646        701,193          1,849,318              290,646         701,193        1,849,318
     30           1,395,216         300,457        919,523          3,123,457              300,457         919,523        3,123,457

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, policy value, and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6%, or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, policy value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6%, or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



Illustration 4                                PRINCIPAL LIFE INSURANCE COMPANY
                                              BENEFIT VARIABLE UNIVERSAL LIFE
PLANNED PREMIUM $20,000                      MALE AGE 45 PREFERRED NON-SMOKER                     Initial Face Amount $1,000,000
                                                ASSUMING GUARANTEED CHARGES                               Death Benefit Option 2
                                                         (All States)

------------------------------------------------------------------------------------------------------------

                                                                   Death Benefit (2)
                                                                      Assuming Hypothetical Gross
                                                                      Annual Investment Return of
                                          --------------------------------------------------------------

   End of          Accumulated                  0%                     6%                     12%
    Year           Premiums (1)             (-.94% Net)           (5.06% Net)            (11.06% Net)
--------------     -----------------      ----------------      -----------------       ----------------
      1                      21,000             1,014,571              1,015,546              1,016,523
      2                      43,050             1,028,680              1,031,537              1,034,515
      3                      66,203             1,042,314              1,047,975              1,054,113
      4                      90,513             1,055,458              1,064,858              1,075,464
      5                     116,038             1,068,081              1,082,167              1,098,714
      6                     142,840             1,080,085              1,099,813              1,123,949
      7                     170,982             1,091,493              1,117,827              1,151,399
      8                     200,531             1,102,244              1,136,157              1,181,226
      9                     231,558             1,112,286              1,154,754              1,213,620
     10                     264,136             1,121,542              1,173,541              1,248,759
     11                     298,343             1,130,083              1,192,648              1,287,149
     12                     334,260             1,137,716              1,211,833              1,328,804
     13                     371,973             1,144,403              1,231,050              1,374,022
     14                     411,571             1,150,087              1,250,229              1,423,113
     15                     453,150             1,154,660              1,269,245              1,476,365
     20                     694,385             1,156,415              1,356,222              1,816,621
     25                   1,002,269             1,107,549              1,407,806              2,316,397
     30                   1,395,216                     -              1,376,992              3,038,908

Illustration 4                                PRINCIPAL LIFE INSURANCE COMPANY
                                              BENEFIT VARIABLE UNIVERSAL LIFE
PLANNED PREMIUM $20,000                      MALE AGE 45 PREFERRED NON-SMOKER                     Initial Face Amount $1,000,000
                                                ASSUMING GUARANTEED CHARGES                               Death Benefit Option 2
                                                         (All States)

---------------------------------------------------------------------------------------------------------------------------------

                                                Policy Value (2)                              Surrender Value (2)
                                           Assuming Hypothetical Gross                     Assuming Hypothetical Gross
                                           Annual Investment Return of                     Annual Investment Return of
                                  ----------------------------------------------  -----------------------------------------------

   End of   Accumulated                0%            6%               12%             0%               6%              12%
    Year    Premiums (1)           (-.94% Net)   (5.06% Net)      (11.06% Net)    (-.94% Net)     (5.06% Net)      (11.06% Net)
----------- -----------------     -------------- --------------   --------------  -------------  ---------------  ---------------
      1               21,000             14,571         15,546           16,523          3,838            4,813            5,790
      2               43,050             28,680         31,537           34,515         17,948           20,805           23,783
      3               66,203             42,314         47,975           54,113         31,581           37,242           43,380
      4               90,513             55,458         64,858           75,464         45,441           54,841           65,447
      5              116,038             68,081         82,167           98,714         59,495           73,581           90,128
      6              142,840             80,085         99,813          123,949         72,930           92,658          116,794
      7              170,982             91,493        117,827          151,399         85,769          112,103          145,675
      8              200,531            102,244        136,157          181,226         97,951          131,864          176,933
      9              231,558            112,286        154,754          213,620        109,424          151,892          210,758
     10              264,136            121,542        173,541          248,759        120,111          172,110          247,328
     11              298,343            130,083        192,648          287,149        130,083          192,648          287,149
     12              334,260            137,716        211,833          328,804        137,716          211,833          328,804
     13              371,973            144,403        231,050          374,022        144,403          231,050          374,022
     14              411,571            150,087        250,229          423,113        150,087          250,229          423,113
     15              453,150            154,660        269,245          476,365        154,660          269,245          476,365
     20              694,385            156,415        356,222          816,621        156,415          356,222          816,621
     25            1,002,269            107,549        407,806        1,316,397        107,549          407,806        1,316,397
     30            1,395,216                  -        376,992        2,038,908              -          376,992        2,038,908

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, policy value, and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6%, or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, policy value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6%, or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.




Illustration 5                                 PRINCIPAL LIFE INSURANCE COMPANY
                                                BENEFIT VARIABLE UNIVERSAL LIFE
PLANNED PREMIUM $20,000                        MALE AGE 45 PREFERRED NON-SMOKER               Initial Face Amount $1,000,000
                                                    ASSUMING CURRENT CHARGES                         Death Benefit Option 3
                                                            (All States)

------------------------------------------------------------------------------------------------------------------

                                                                       Death Benefit (2)
                                                                          Assuming Hypothetical Gross
                                                                          Annual Investment Return of
                                           ------------------------------------------------------------------

   End of          Accumulated                    0%                      6%                       12%
    Year           Premiums (1)              (-.94% Net)              (5.06% Net)             (11.06% Net)
--------------     -----------------       -----------------        ----------------         ----------------
      1                      21,000               1,020,000               1,020,000                1,020,000
      2                      43,050               1,040,000               1,040,000                1,040,000
      3                      66,203               1,060,000               1,060,000                1,060,000
      4                      90,513               1,080,000               1,080,000                1,080,000
      5                     116,038               1,100,000               1,100,000                1,100,000
      6                     142,840               1,120,000               1,120,000                1,120,000
      7                     170,982               1,140,000               1,140,000                1,140,000
      8                     200,531               1,160,000               1,160,000                1,160,000
      9                     231,558               1,180,000               1,180,000                1,180,000
     10                     264,136               1,200,000               1,200,000                1,200,000
     11                     298,343               1,220,000               1,220,000                1,220,000
     12                     334,260               1,240,000               1,240,000                1,240,000
     13                     371,973               1,260,000               1,260,000                1,260,000
     14                     411,571               1,280,000               1,280,000                1,280,000
     15                     453,150               1,300,000               1,300,000                1,300,000
     20                     694,385               1,400,000               1,400,000                1,400,000
     25                   1,002,269               1,500,000               1,500,000                2,232,596
     30                   1,395,216               1,600,000               1,600,000                3,537,771


Illustration 5                                 PRINCIPAL LIFE INSURANCE COMPANY
                                                BENEFIT VARIABLE UNIVERSAL LIFE
PLANNED PREMIUM $20,000                        MALE AGE 45 PREFERRED NON-SMOKER               Initial Face Amount $1,000,000
                                                    ASSUMING CURRENT CHARGES                         Death Benefit Option 3
                                                            (All States)

---------------------------------------------------------------------------------------------------------------------------------

                                                  Policy Value (2)                              Surrender Value (2)
                                           Assuming Hypothetical Gross                     Assuming Hypothetical Gross
                                           Annual Investment Return of                     Annual Investment Return of
                                ------------------------------------------------ ------------------------------------------------

   End of     Accumulated            0%              6%              12%              0%              6%              12%
    Year      Premiums (1)       (-.94% Net)     (5.06% Net)     (11.06% Net)     (-.94% Net)    (5.06% Net)      (11.06% Net)
------------  ----------------- --------------  --------------  ---------------- -------------- --------------- -----------------
      1                 21,000         17,036          18,091            19,147          6,303           7,358             8,414
      2                 43,050         33,463          36,630            39,925         22,730          25,898            29,193
      3                 66,203         49,246          55,597            62,469         38,513          44,864            51,737
      4                 90,513         64,500          75,124            87,087         54,483          65,107            77,070
      5                116,038         79,268          95,279           114,048         70,682          86,693           105,462
      6                142,840         93,500         116,034           143,548         86,345         108,879           136,393
      7                170,982        107,303         137,530           175,982        101,579         131,806           170,258
      8                200,531        120,648         159,772           211,648        116,355         155,479           207,355
      9                231,558        133,484         182,748           250,855        130,622         179,886           247,993
     10                264,136        145,752         206,435           293,948        144,321         205,004           292,517
     11                298,343        157,450         230,949           341,571        157,450         230,949           341,571
     12                334,260        168,323         256,031           393,876        168,323         256,031           393,876
     13                371,973        178,206         281,565           451,298        178,206         281,565           451,298
     14                411,571        190,738         310,964           517,297        190,738         310,964           517,297
     15                453,150        202,692         341,423           590,236        202,692         341,423           590,236
     20                694,385        251,624         509,949         1,089,891        251,624         509,949         1,089,891
     25              1,002,269        279,232         710,814         1,924,651        279,232         710,814         1,924,651
     30              1,395,216        273,372         950,642         3,306,328        273,372         950,642         3,306,328


(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, policy value, and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6%, or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, policy value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6%, or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Illustration 6                               PRINCIPAL LIFE INSURANCE COMPANY
                                             BENEFIT VARIABLE UNIVERSAL LIFE
PLANNED PREMIUM $20,000                     MALE AGE 45 PREFERRED NON-SMOKER                 Initial Face Amount $1,000,000
                                               ASSUMING GUARANTEED CHARGES                   Death Benefit Option 3
                                                       (All States)

-----------------------------------------------------------------------------------------------------------

                                                                   Death Benefit (2)
                                                                      Assuming Hypothetical Gross
                                                                      Annual Investment Return of
                                          --------------------------------------------------------------

   End of          Accumulated                  0%                     6%                     12%
    Year           Premiums (1)             (-.94% Net)           (5.06% Net)            (11.06% Net)
--------------     -----------------      ----------------      -----------------       ----------------
      1                      21,000             1,020,000              1,020,000              1,020,000
      2                      43,050             1,040,000              1,040,000              1,040,000
      3                      66,203             1,060,000              1,060,000              1,060,000
      4                      90,513             1,080,000              1,080,000              1,080,000
      5                     116,038             1,100,000              1,100,000              1,100,000
      6                     142,840             1,120,000              1,120,000              1,120,000
      7                     170,982             1,140,000              1,140,000              1,140,000
      8                     200,531             1,160,000              1,160,000              1,160,000
      9                     231,558             1,180,000              1,180,000              1,180,000
     10                     264,136             1,200,000              1,200,000              1,200,000
     11                     298,343             1,220,000              1,220,000              1,220,000
     12                     334,260             1,240,000              1,240,000              1,240,000
     13                     371,973             1,260,000              1,260,000              1,260,000
     14                     411,571             1,280,000              1,280,000              1,280,000
     15                     453,150             1,300,000              1,300,000              1,300,000
     20                     694,385             1,400,000              1,400,000              1,400,000
     25                   1,002,269             1,500,000              1,500,000              1,735,722
     30                   1,395,216                     -              1,600,000              2,736,521

Illustration 6                               PRINCIPAL LIFE INSURANCE COMPANY
                                             BENEFIT VARIABLE UNIVERSAL LIFE
PLANNED PREMIUM $20,000                     MALE AGE 45 PREFERRED NON-SMOKER                 Initial Face Amount $1,000,000
                                               ASSUMING GUARANTEED CHARGES                   Death Benefit Option 3
                                                       (All States)

------------------------------------------------------------------------------------------------------------------------------------

                                                  Policy Value (2)                              Surrender Value (2)
                                            Assuming Hypothetical Gross                     Assuming Hypothetical Gross
                                            Annual Investment Return of                     Annual Investment Return of
                               ---------------------------------------------------  ------------------------------------------------

   End of   Accumulated             0%               6%                 12%              0%              6%               12%
    Year    Premiums (1)        (-.94% Net)      (5.06% Net)        (11.06% Net)     (-.94% Net)    (5.06% Net)       (11.06% Net)
----------- -----------------  --------------  ----------------    ---------------  -------------- ---------------   ---------------
      1          21,000          14,559            15,536             16,514           3,827           4,803             5,781
      2          43,050          28,636            31,500             34,485          17,903          20,767            23,752
      3          66,203          42,211            47,891             54,051          31,479          37,159            43,319
      4          90,513          55,266            64,708             75,368          45,249          54,691            65,351
      5         116,038          67,760            81,929             98,587          59,174          73,343            90,001
      6         142,840          79,588            99,461            123,807          72,433          92,306           116,652
      7         170,982          90,761           117,336            151,276          85,037         111,612           145,552
      8         200,531         101,204           135,495            181,180          96,911         131,202           176,887
      9         231,558         110,848           153,889            213,743         107,986         151,027           210,881
     10         264,136         119,593           172,433            249,189         118,162         171,002           247,758
     11         298,343         127,484           191,254            288,091         127,484         191,254           288,091
     12         334,260         134,297           210,105            330,547         134,297         210,105           330,547
     13         371,973         139,960           228,934            376,964         139,960         228,934           376,964
     14         411,571         144,373           247,663            427,793         144,373         247,663           427,793
     15         453,150         147,374           266,157            483,512         147,374         266,157           483,512
     20         694,385         133,637           348,670            858,726         133,637         348,670           858,726
     25       1,002,269          40,362           386,875          1,496,312          40,362         386,875         1,496,312
     30       1,395,216               -           304,155          2,557,496               -         304,155         2,557,496

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, policy value, and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6%, or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, policy value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6%, or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

APPENDIX C

APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)


GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

  INSURED'S    PERCENTAGE OF    INSURED'S    PERCENTAGE OF    INSURED'S     PERCENTAGE OF
 ATTAINED AGE   POLICY VALUE   ATTAINED AGE   POLICY VALUE   ATTAINED AGE    POLICY VALUE
      20           250.00           47           203.00           74            107.00
      21           250.00           48           197.00           75            105.00
      22           250.00           49           191.00           76            105.00
      23           250.00           50           185.00           77            105.00
      24           250.00           51           178.00           78            105.00
      25           250.00           52           171.00           79            105.00
      26           250.00           53           164.00           80            105.00
      27           250.00           54           157.00           81            105.00
      28           250.00           55           150.00           82            105.00
      29           250.00           56           146.00           83            105.00
      30           250.00           57           142.00           84            105.00
      31           250.00           58           138.00           85            105.00
      32           250.00           59           134.00           86            105.00
      33           250.00           60           130.00           87            105.00
      34           250.00           61           128.00           88            105.00
      35           250.00           62           126.00           89            105.00
      36           250.00           63           124.00           90            105.00
      37           250.00           64           122.00           91            104.00
      38           250.00           65           120.00           92            103.00
      39           250.00           66           119.00           93            102.00
      40           250.00           67           118.00           94            101.00
      41           243.00           68           117.00           95            101.00
      42           236.00           69           116.00           96            101.00
      43           229.00           70           115.00           97            101.00
      44           222.00           71           113.00           98            101.00
      45           215.00           72           111.00           99            101.00
      46           209.00           73           109.00

 CASH VALUE ACCUMULATION TEST PERCENTAGE OF POLICY VALUE - MALE
    RISK       PREFERRED OR
   CLASS:        STANDARD       A        B        C        D        E        F        G         H
ATTAINED AGE:
 20               639.37%     534.87%  499.92%  471.57%  427.89%  395.39%  369.97%  349.40%   317.80%
 21               621.01%     520.61%  487.03%  459.79%  417.81%  386.56%  362.12%  342.32%   311.91%
 22               603.00%     506.56%  474.31%  448.14%  407.80%  377.76%  354.27%  335.24%   305.99%
 23               585.25%     492.64%  461.66%  436.52%  397.78%  368.92%  346.35%  328.06%   299.94%
 24               567.76%     478.82%  449.08%  424.94%  387.73%  360.02%  338.34%  320.77%   293.76%
 25               550.50%     465.11%  436.55%  413.38%  377.66%  351.05%  330.24%  313.37%   287.43%
 26               533.49%     451.50%  424.08%  401.84%  367.55%  342.01%  322.03%  305.84%   280.93%
 27               516.76%     438.04%  411.72%  390.37%  357.45%  332.95%  313.77%  298.23%   274.33%
 28               500.37%     424.80%  399.53%  379.03%  347.44%  323.92%  305.52%  290.61%   267.68%
 29               484.35%     411.79%  387.54%  367.86%  337.55%  314.98%  297.32%  283.02%   261.02%
 30               468.73%     399.07%  375.79%  356.91%  327.82%  306.16%  289.22%  275.50%   254.40%
 31               453.53%     386.65%  364.31%  346.19%  318.27%  297.49%  281.25%  268.08%   247.85%
 32               438.79%     374.58%  353.14%  335.74%  308.96%  289.03%  273.44%  260.82%   241.42%
 33               424.48%     362.84%  342.26%  325.57%  299.87%  280.75%  265.81%  253.70%   235.10%
 34               410.64%     351.47%  331.72%  315.71%  291.05%  272.71%  258.38%  246.77%   228.94%
 35               397.25%     340.46%  321.50%  306.14%  282.49%  264.90%  251.15%  240.03%   222.94%
 36               384.33%     329.81%  311.63%  296.88%  274.20%  257.33%  244.15%  233.49%   217.11%
 37               371.86%     319.54%  302.08%  287.94%  266.18%  250.01%  237.38%  227.15%   211.47%
 38               359.85%     309.63%  292.89%  279.32%  258.46%  242.95%  230.84%  221.05%   206.02%
 39               348.28%     300.10%  284.04%  271.03%  251.02%  236.15%  224.55%  215.17%   200.77%
 40               337.17%     290.93%  275.53%  263.05%  243.87%  229.62%  218.50%  209.51%   195.73%
 41               326.48%     282.12%  267.35%  255.38%  237.00%  223.35%  212.70%  204.09%   190.90%
 42               316.22%     273.67%  259.50%  248.03%  230.41%  217.33%  207.14%  198.89%   186.27%
 43               306.36%     265.54%  251.96%  240.97%  224.08%  211.56%  201.79%  193.91%   181.83%
 44               296.89%     257.74%  244.72%  234.19%  218.01%  206.02%  196.68%  189.13%   177.58%
 45               287.78%     250.25%  237.77%  227.68%  212.19%  200.71%  191.76%  184.54%   173.50%
 46               279.04%     243.05%  231.09%  221.43%  206.59%  195.61%  187.05%  180.15%   169.60%
 47               270.63%     236.13%  224.68%  215.42%  201.22%  190.71%  182.53%  175.93%   165.85%
 48               262.54%     229.48%  218.51%  209.64%  196.05%  186.00%  178.18%  171.87%   162.25%
 49               254.76%     223.07%  212.57%  204.08%  191.08%  181.46%  173.99%  167.97%   158.78%
 50               247.28%     216.92%  206.86%  198.73%  186.30%  177.11%  169.96%  164.22%   155.45%
 51               240.08%     210.99%  201.36%  193.59%  181.69%  172.91%  166.09%  160.60%   152.24%
 52               233.17%     205.31%  196.09%  188.65%  177.28%  168.89%  162.38%  157.14%   149.17%
 53               226.54%     199.86%  191.04%  183.93%  173.06%  165.04%  158.83%  153.84%   146.24%
 54               220.19%     194.64%  186.21%  179.41%  169.02%  161.37%  155.45%  150.69%   143.45%
 55               214.12%     189.67%  181.60%  175.10%  165.18%  157.88%  152.23%  147.70%   140.81%
 56               208.30%     184.91%  177.20%  170.99%  161.52%  154.56%  149.17%  144.85%   138.30%
 57               202.74%     180.36%  172.99%  167.06%  158.03%  151.39%  146.26%  142.15%   135.93%
 58               197.41%     176.01%  168.97%  163.31%  154.69%  148.37%  143.49%  139.58%   133.66%
 59               192.30%     171.83%  165.11%  159.71%  151.50%  145.48%  140.83%  137.12%   131.50%
 60               187.39%     167.83%  161.41%  156.26%  148.43%  142.70%  138.29%  134.76%   129.43%
 61               182.68%     163.99%  157.87%  152.96%  145.50%  140.05%  135.86%  132.51%   127.46%
 62               178.18%     160.32%  154.48%  149.80%  142.70%  137.52%  133.53%  130.35%   125.57%
 63               173.87%     156.81%  151.24%  146.78%  140.03%  135.10%  131.32%  128.31%   123.78%
 64               169.75%     153.47%  148.17%  143.92%  137.50%  132.82%  129.23%  126.38%   122.09%
 65               165.83%     150.30%  145.24%  141.20%  135.10%  130.66%  127.26%  124.56%   120.51%
 66               162.10%     147.29%  142.47%  138.63%  132.83%  128.62%  125.40%  122.85%   119.02%
 67               158.55%     144.42%  139.84%  136.18%  130.68%  126.69%  123.65%  121.23%   117.62%
 68               155.15%     141.69%  137.33%  133.86%  128.64%  124.86%  121.98%  119.70%   116.30%
 69               151.90%     139.08%  134.93%  131.64%  126.68%  123.11%  120.39%  118.25%   115.05%
 70               148.80%     136.58%  132.64%  129.51%  124.82%  121.44%  118.88%  116.85%   113.85%
 71               145.83%     134.19%  130.45%  127.48%  123.04%  119.85%  117.43%  115.52%   112.70%
 72               143.00%     131.93%  128.37%  125.56%  121.35%  118.33%  116.05%  114.26%   111.61%
 73               140.33%     129.79%  126.41%  123.74%  119.76%  116.91%  114.76%  113.07%   110.58%
 74               137.81%     127.78%  124.58%  122.05%  118.28%  115.59%  113.56%  111.97%   109.63%
 75               135.45%     125.92%  122.88%  120.48%  116.91%  114.37%  112.46%  110.97%   108.77%
 76               133.24%     124.18%  121.30%  119.03%  115.66%  113.26%  111.46%  110.05%   107.99%
 77               131.17%     122.56%  119.83%  117.68%  114.50%  112.24%  110.54%  109.22%   107.28%
 78               129.21%     121.05%  118.46%  116.43%  113.42%  111.29%  109.70%  108.45%   106.64%
 79               127.36%     119.61%  117.16%  115.24%  112.41%  110.40%  108.90%  107.74%   106.04%
 80               125.59%     118.24%  115.93%  114.11%  111.44%  109.56%  108.15%  107.06%   105.47%
 81               123.91%     116.94%  114.75%  113.04%  110.52%  108.76%  107.44%  106.42%   104.93%
 82               122.31%     115.71%  113.64%  112.02%  109.65%  107.99%  106.76%  105.80%   104.42%
 83               120.81%     114.55%  112.60%  111.07%  108.83%  107.27%  106.11%  105.22%   103.93%
 84               119.41%     113.48%  111.63%  110.19%  108.08%  106.61%  105.52%  104.69%   103.48%
 85               118.11%     112.50%  110.75%  109.38%  107.39%  106.01%  104.99%  104.20%   103.07%
 86               116.91%     111.61%  109.95%  108.65%  106.77%  105.47%  104.51%  103.77%   102.71%
 87               115.79%     110.79%  109.21%  107.99%  106.21%  104.98%  104.08%  103.38%   102.39%
 88               114.74%     110.03%  108.55%  107.39%  105.71%  104.55%  103.69%  103.04%   102.11%
 89               113.74%     109.32%  107.93%  106.84%  105.25%  104.15%  103.34%  102.73%   101.97%
 90               112.77%     108.65%  107.34%  106.32%  104.82%  103.78%  103.02%  102.44%   101.00%
 91               111.80%     108.00%  106.78%  105.82%  104.42%  103.44%  102.72%  102.18%   101.00%
 92               110.82%     107.34%  106.22%  105.33%  104.02%  103.11%  102.44%  101.97%   101.00%
 93               109.79%     106.66%  105.64%  104.82%  103.62%  102.78%  102.16%  101.00%   101.00%
 94               108.68%     105.91%  105.00%  104.27%  103.19%  102.42%  101.97%  101.00%   101.00%
 95               107.47%     105.07%  104.28%  103.64%  102.69%  102.01%  101.00%  101.00%   101.00%
 96               106.16%     104.13%  103.48%  102.92%  102.13%  101.97%  101.00%  101.00%   101.00%
 97               104.76%     103.10%  102.60%  102.13%  101.97%  101.00%  101.00%  101.00%   101.00%
 98               103.33%     102.02%  101.97%  101.97%  101.00%  101.00%  101.00%  101.00%   101.00%
 99               101.97%     101.97%  101.00%  101.00%  101.00%  101.00%  101.00%  101.00%   101.00%
 100+             101.00%     101.00%  101.00%  101.00%  101.00%  101.00%  101.00%  101.00%   101.00%

 CASH VALUE ACCUMULATION TEST PERCENTAGE OF POLICY VALUE- FEMALE
  RISK     PREFERRED OR
 CLASS:      STANDARD        A         B         C         D         E         F         G          H
ATTAINED
  AGE:
 20        762.99%        637.79%   595.38%   560.82%   507.35%   467.43%   436.19%   410.90%   372.11%
 21        738.68%        618.38%   577.63%   544.40%   492.99%   454.60%   424.55%   400.21%   362.87%
 22        715.05%        599.48%   560.31%   528.38%   478.96%   442.04%   413.13%   389.71%   353.78%
 23        692.09%        581.06%   543.43%   512.74%   465.23%   429.74%   401.94%   379.41%   344.84%
 24        669.78%        563.13%   526.97%   497.48%   451.82%   417.70%   390.96%   369.30%   336.05%
 25        648.14%        545.70%   510.96%   482.63%   438.74%   405.94%   380.24%   359.41%   327.43%
 26        627.11%        528.72%   495.35%   468.13%   425.96%   394.44%   369.73%   349.71%   318.95%
 27        606.71%        512.22%   480.16%   454.01%   413.50%   383.20%   359.46%   340.21%   310.64%
 28        586.92%        496.17%   465.39%   440.27%   401.34%   372.24%   349.42%   330.92%   302.49%
 29        567.76%        480.61%   451.04%   426.91%   389.52%   361.56%   339.63%   321.85%   294.53%
 30        549.18%        465.50%   437.10%   413.93%   378.02%   351.15%   330.08%   313.00%   286.74%
 31        531.21%        450.86%   423.59%   401.33%   366.84%   341.03%   320.79%   304.38%   279.15%
 32        513.81%        436.66%   410.48%   389.10%   355.98%   331.19%   311.75%   295.98%   271.74%
 33        496.96%        422.89%   397.75%   377.23%   345.42%   321.61%   302.94%   287.79%   264.51%
 34        480.65%        409.53%   385.39%   365.69%   335.14%   312.28%   294.35%   279.80%   257.43%
 35        464.89%        396.62%   373.45%   354.53%   325.20%   303.25%   286.03%   272.05%   250.57%
 36        449.66%        384.12%   361.87%   343.71%   315.55%   294.48%   277.94%   264.52%   243.89%
 37        434.98%        372.07%   350.72%   333.29%   306.25%   286.02%   270.14%   257.26%   237.45%
 38        420.85%        360.48%   339.98%   323.25%   297.30%   277.88%   262.63%   250.26%   231.25%
 39        407.27%        349.33%   329.66%   313.60%   288.70%   270.06%   255.43%   243.55%   225.29%
 40        394.23%        338.64%   319.77%   304.36%   280.46%   262.57%   248.53%   237.14%   219.61%
 41        381.72%        328.39%   310.29%   295.51%   272.58%   255.41%   241.94%   231.01%   214.19%
 42        369.72%        318.57%   301.21%   287.03%   265.04%   248.58%   235.65%   225.16%   209.03%
 43        358.21%        309.16%   292.51%   278.91%   257.83%   242.04%   229.64%   219.58%   204.11%
 44        347.14%        300.11%   284.14%   271.11%   250.90%   235.76%   223.88%   214.23%   199.39%
 45        336.48%        291.40%   276.10%   263.61%   244.23%   229.72%   218.33%   209.09%   194.87%
 46        326.22%        283.02%   268.35%   256.38%   237.82%   223.92%   213.00%   204.14%   190.52%
 47        316.33%        274.93%   260.88%   249.41%   231.63%   218.31%   207.86%   199.38%   186.32%
 48        306.78%        267.12%   253.67%   242.69%   225.66%   212.91%   202.90%   194.77%   182.27%
 49        297.58%        259.60%   246.71%   236.20%   219.90%   207.69%   198.11%   190.33%   178.37%
 50        288.71%        252.34%   240.01%   229.94%   214.34%   202.66%   193.49%   186.05%   174.61%
 51        280.16%        245.35%   233.54%   223.92%   208.99%   197.82%   189.05%   181.93%   170.99%
 52        271.93%        238.60%   227.31%   218.10%   203.83%   193.15%   184.77%   177.97%   167.51%
 53        263.99%        232.11%   221.31%   212.50%   198.86%   188.65%   180.65%   174.15%   164.16%
 54        256.36%        225.87%   215.54%   207.13%   194.09%   184.34%   176.70%   170.49%   160.96%
 55        249.00%        219.85%   209.99%   201.95%   189.50%   180.20%   172.90%   166.98%   157.89%
 56        241.92%        214.06%   204.64%   196.96%   185.08%   176.20%   169.25%   163.61%   154.94%
 57        235.07%        208.46%   199.46%   192.14%   180.81%   172.34%   165.71%   160.34%   152.09%
 58        228.45%        203.02%   194.44%   187.45%   176.65%   168.59%   162.27%   157.16%   149.31%
 59        222.01%        197.74%   189.55%   182.88%   172.59%   164.91%   158.90%   154.04%   146.57%
 60        215.77%        192.59%   184.78%   178.43%   168.62%   161.31%   155.60%   150.97%   143.88%
 61        209.70%        187.58%   180.14%   174.08%   164.75%   157.79%   152.36%   147.96%   141.23%
 62        203.84%        182.74%   175.64%   169.87%   160.98%   154.37%   149.21%   145.03%   138.65%
 63        198.20%        178.06%   171.30%   165.81%   157.36%   151.07%   146.17%   142.21%   136.15%
 64        192.79%        173.59%   167.16%   161.93%   153.90%   147.93%   143.27%   139.52%   133.78%
 65        187.61%        169.33%   163.20%   158.24%   150.60%   144.94%   140.53%   136.98%   131.55%
 66        182.67%        165.26%   159.43%   154.72%   147.47%   142.11%   137.93%   134.57%   129.45%
 67        177.93%        161.37%   155.83%   151.36%   144.49%   139.41%   135.46%   132.29%   127.45%
 68        173.38%        157.62%   152.37%   148.12%   141.62%   136.82%   133.09%   130.10%   125.55%
 69        168.99%        154.01%   149.02%   145.00%   138.84%   134.30%   130.79%   127.97%   123.69%
 70        164.74%        150.50%   145.77%   141.96%   136.14%   131.86%   128.55%   125.89%   121.87%
 71        160.64%        147.11%   142.63%   139.02%   133.52%   129.48%   126.36%   123.87%   120.10%
 72        156.70%        143.86%   139.61%   136.20%   131.00%   127.19%   124.26%   121.91%   118.38%
 73        152.93%        140.75%   136.73%   133.50%   128.60%   125.01%   122.25%   120.05%   116.74%
 74        149.37%        137.82%   134.02%   130.96%   126.34%   122.96%   120.37%   118.31%   115.21%
 75        146.01%        135.06%   131.47%   128.59%   124.23%   121.05%   118.62%   116.69%   113.80%
 76        142.84%        132.48%   129.09%   126.37%   122.27%   119.29%   117.01%   115.21%   112.51%
 77        139.87%        130.07%   126.87%   124.31%   120.45%   117.66%   115.53%   113.84%   111.33%
 78        137.06%        127.80%   124.78%   122.38%   118.76%   116.14%   114.15%   112.58%   110.24%
 79        134.40%        125.66%   122.82%   120.56%   117.16%   114.72%   112.86%   111.40%   109.23%
 80        131.87%        123.63%   120.96%   118.84%   115.66%   113.38%   111.65%   110.29%   108.28%
 81        129.49%        121.72%   119.21%   117.22%   114.24%   112.11%   110.51%   109.24%   107.38%
 82        127.23%        119.92%   117.56%   115.69%   112.91%   110.93%   109.43%   108.26%   106.54%
 83        125.12%        118.24%   116.03%   114.28%   111.67%   109.82%   108.44%   107.35%   105.76%
 84        123.16%        116.70%   114.62%   112.98%   110.54%   108.82%   107.53%   106.53%   105.06%
 85        121.34%        115.28%   113.33%   111.79%   109.52%   107.91%   106.71%   105.78%   104.42%
 86        119.66%        113.98%   112.15%   110.72%   108.59%   107.09%   105.98%   105.11%   103.86%
 87        118.10%        112.79%   111.08%   109.74%   107.75%   106.36%   105.32%   104.52%   103.36%
 88        116.64%        111.69%   110.10%   108.85%   107.00%   105.70%   104.73%   103.99%   102.91%
 89        115.27%        110.68%   109.20%   108.03%   106.31%   105.10%   104.20%   103.51%   102.51%
 90        113.97%        109.73%   108.36%   107.27%   105.67%   104.55%   103.72%   103.07%   102.16%
 91        112.71%        108.83%   107.56%   106.56%   105.08%   104.04%   103.27%   102.68%   101.97%
 92        111.48%        107.95%   106.80%   105.88%   104.52%   103.57%   102.85%   102.31%   101.00%
 93        110.24%        107.08%   106.04%   105.21%   103.98%   103.11%   102.46%   101.97%   101.00%
 94        108.97%        106.19%   105.27%   104.53%   103.43%   102.64%   102.06%   101.00%   101.00%
 95        107.64%        105.23%   104.44%   103.80%   102.84%   102.16%   101.97%   101.00%   101.00%
 96        106.24%        104.21%   103.56%   103.01%   102.21%   101.97%   101.00%   101.00%   101.00%
 97        104.79%        103.13%   102.64%   102.17%   101.97%   101.00%   101.00%   101.00%   101.00%
 98        103.34%        102.04%   101.97%   101.97%   101.00%   101.00%   101.00%   101.00%   101.00%
 99        101.97%        101.97%   101.00%   101.00%   101.00%   101.00%   101.00%   101.00%   101.00%
 100+      101.00%        101.00%   101.00%   101.00%   101.00%   101.00%   101.00%   101.00%   101.00%

 CASH VALUE ACCUMULATION TEST PERCENTAGE OF POLICY VALUE- UNISEX
  RISK     PREFERRED OR
 CLASS:      STANDARD        A         B         C         D         E         F         G          H
ATTAINED
  AGE:
 20        660.51%        551.81%   515.46%   485.97%   440.56%   406.80%   380.43%   359.09%   326.35%
 21        641.23%        536.78%   501.85%   473.50%   429.86%   397.39%   372.02%   351.49%   319.98%
 22        622.33%        522.00%   488.43%   461.19%   419.25%   388.04%   363.65%   343.90%   313.59%
 23        603.74%        507.36%   475.11%   448.95%   408.64%   378.66%   355.21%   336.24%   307.09%
 24        585.45%        492.88%   461.91%   436.78%   398.07%   369.26%   346.74%   328.50%   300.49%
 25        567.49%        478.59%   448.84%   424.71%   387.53%   359.86%   338.23%   320.72%   293.81%
 26        549.81%        464.44%   435.87%   412.70%   377.00%   350.43%   329.66%   312.84%   287.00%
 27        532.48%        450.50%   423.07%   400.82%   366.54%   341.04%   321.09%   304.94%   280.14%
 28        515.51%        436.78%   410.45%   389.09%   356.18%   331.69%   312.55%   297.05%   273.24%
 29        498.95%        423.35%   398.07%   377.56%   345.97%   322.46%   304.09%   289.21%   266.36%
 30        482.82%        410.24%   385.96%   366.27%   335.95%   313.39%   295.75%   281.48%   259.55%
 31        467.14%        397.44%   374.14%   355.23%   326.13%   304.48%   287.55%   273.85%   252.82%
 32        451.93%        385.01%   362.63%   344.49%   316.55%   295.78%   279.54%   266.40%   246.22%
 33        437.18%        372.92%   351.45%   334.03%   307.22%   287.28%   271.70%   259.09%   239.74%
 34        422.91%        361.22%   340.61%   323.89%   298.16%   279.03%   264.09%   251.99%   233.43%
 35        409.11%        349.88%   330.10%   314.06%   289.36%   271.01%   256.67%   245.08%   227.28%
 36        395.79%        338.93%   319.94%   304.55%   280.85%   263.25%   249.50%   238.38%   221.31%
 37        382.93%        328.35%   310.13%   295.35%   272.62%   255.74%   242.55%   231.89%   215.53%
 38        370.55%        318.17%   300.68%   286.50%   264.70%   248.50%   235.86%   225.64%   209.96%
 39        358.64%        308.36%   291.58%   277.98%   257.07%   241.54%   229.41%   219.61%   204.59%
 40        347.20%        298.94%   282.84%   269.80%   249.74%   234.85%   223.23%   213.84%   199.45%
 41        336.19%        289.89%   274.45%   261.94%   242.71%   228.43%   217.30%   208.30%   194.51%
 42        325.63%        281.21%   266.40%   254.40%   235.97%   222.28%   211.62%   203.00%   189.80%
 43        315.48%        272.87%   258.66%   247.16%   229.49%   216.38%   206.16%   197.91%   185.27%
 44        305.74%        264.86%   251.24%   240.22%   223.28%   210.73%   200.94%   193.04%   180.95%
 45        296.37%        257.16%   244.11%   233.54%   217.31%   205.29%   195.92%   188.36%   176.79%
 46        287.36%        249.77%   237.25%   227.13%   211.59%   200.07%   191.11%   183.87%   172.81%
 47        278.70%        242.66%   230.67%   220.97%   206.08%   195.06%   186.48%   179.56%   168.99%
 48        270.37%        235.82%   224.33%   215.04%   200.79%   190.24%   182.03%   175.42%   165.32%
 49        262.34%        229.23%   218.22%   209.33%   195.69%   185.59%   177.75%   171.42%   161.77%
 50        254.63%        222.89%   212.35%   203.83%   190.78%   181.13%   173.63%   167.58%   158.37%
 51        247.20%        216.79%   206.70%   198.55%   186.06%   176.83%   169.66%   163.89%   155.09%
 52        240.07%        210.94%   201.28%   193.48%   181.53%   172.71%   165.86%   160.35%   151.96%
 53        233.22%        205.32%   196.08%   188.61%   177.19%   168.76%   162.22%   156.96%   148.96%
 54        226.66%        199.95%   191.10%   183.96%   173.04%   164.99%   158.75%   153.73%   146.10%
 55        220.38%        194.81%   186.34%   179.52%   169.09%   161.40%   155.45%   150.66%   143.39%
 56        214.36%        189.89%   181.80%   175.27%   165.31%   157.98%   152.30%   147.74%   140.82%
 57        208.60%        185.18%   177.45%   171.22%   161.71%   154.71%   149.30%   144.96%   138.37%
 58        203.06%        180.66%   173.27%   167.32%   158.25%   151.58%   146.43%   142.30%   136.04%
 59        197.74%        176.32%   169.26%   163.59%   154.93%   148.58%   143.67%   139.74%   133.79%
 60        192.62%        172.15%   165.41%   159.99%   151.74%   145.69%   141.02%   137.29%   131.64%
 61        187.71%        168.14%   161.71%   156.54%   148.68%   142.92%   138.48%   134.93%   129.57%
 62        182.99%        164.30%   158.16%   153.23%   145.74%   140.26%   136.04%   132.67%   127.59%
 63        178.47%        160.62%   154.76%   150.07%   142.93%   137.72%   133.72%   130.52%   125.70%
 64        174.16%        157.12%   151.53%   147.06%   140.27%   135.32%   131.52%   128.48%   123.92%
 65        170.05%        153.78%   148.46%   144.20%   137.75%   133.05%   129.44%   126.57%   122.25%
 66        166.14%        150.62%   145.55%   141.50%   135.36%   130.90%   127.48%   124.76%   120.69%
 67        162.40%        147.60%   142.78%   138.92%   133.10%   128.87%   125.63%   123.06%   119.21%
 68        158.82%        144.72%   140.13%   136.47%   130.94%   126.94%   123.87%   121.45%   117.82%
 69        155.40%        141.96%   137.60%   134.12%   128.88%   125.09%   122.19%   119.90%   116.48%
 70        152.11%        139.32%   135.17%   131.87%   126.90%   123.31%   120.58%   118.42%   115.20%
 71        148.96%        136.78%   132.84%   129.71%   125.00%   121.61%   119.03%   117.00%   113.97%
 72        145.96%        134.37%   130.63%   127.65%   123.20%   119.99%   117.56%   115.64%   112.80%
 73        143.11%        132.08%   128.53%   125.71%   121.49%   118.46%   116.17%   114.36%   111.69%
 74        140.42%        129.93%   126.56%   123.89%   119.90%   117.03%   114.87%   113.17%   110.66%
 75        137.89%        127.93%   124.73%   122.20%   118.42%   115.72%   113.68%   112.08%   109.72%
 76        135.52%        126.05%   123.02%   120.63%   117.06%   114.51%   112.59%   111.08%   108.87%
 77        133.28%        124.30%   121.43%   119.17%   115.80%   113.39%   111.59%   110.17%   108.10%
 78        131.18%        122.66%   119.94%   117.80%   114.62%   112.36%   110.66%   109.34%   107.39%
 79        129.17%        121.10%   118.53%   116.51%   113.51%   111.39%   109.79%   108.55%   106.73%
 80        127.26%        119.61%   117.18%   115.28%   112.46%   110.46%   108.97%   107.80%   106.10%
 81        125.43%        118.19%   115.90%   114.10%   111.45%   109.57%   108.18%   107.09%   105.50%
 82        123.70%        116.85%   114.68%   112.99%   110.49%   108.73%   107.42%   106.41%   104.93%
 83        122.06%        115.59%   113.54%   111.94%   109.59%   107.94%   106.71%   105.77%   104.39%
 84        120.53%        114.41%   112.48%   110.97%   108.76%   107.21%   106.06%   105.18%   103.89%
 85        119.11%        113.33%   111.51%   110.09%   108.00%   106.55%   105.47%   104.64%   103.44%
 86        117.79%        112.34%   110.62%   109.28%   107.31%   105.95%   104.93%   104.16%   103.04%
 87        116.55%        111.43%   109.81%   108.54%   106.69%   105.40%   104.45%   103.72%   102.67%
 88        115.39%        110.58%   109.06%   107.87%   106.12%   104.91%   104.02%   103.33%   102.35%
 89        114.28%        109.79%   108.36%   107.24%   105.60%   104.46%   103.62%   102.98%   102.06%
 90        113.20%        109.03%   107.70%   106.65%   105.12%   104.05%   103.26%   102.65%   101.97%
 91        112.14%        108.30%   107.06%   106.09%   104.66%   103.65%   102.92%   102.35%   101.00%
 92        111.07%        107.57%   106.43%   105.53%   104.21%   103.28%   102.59%   102.07%   101.00%
 93        109.96%        106.82%   105.79%   104.97%   103.76%   102.90%   102.27%   101.97%   101.00%
 94        108.79%        106.02%   105.10%   104.37%   103.28%   102.51%   101.97%   101.00%   101.00%
 95        107.54%        105.14%   104.35%   103.70%   102.75%   102.07%   101.00%   101.00%   101.00%
 96        106.19%        104.16%   103.51%   102.96%   102.16%   101.97%   101.00%   101.00%   101.00%
 97        104.77%        103.11%   102.62%   102.15%   101.97%   101.00%   101.00%   101.00%   101.00%
 98        103.34%        102.03%   101.97%   101.97%   101.00%   101.00%   101.00%   101.00%   101.00%
 99        101.97%        101.97%   101.00%   101.00%   101.00%   101.00%   101.00%   101.00%   101.00%
 100+      101.00%        101.00%   101.00%   101.00%   101.00%   101.00%   101.00%   101.00%   101.00%

ADDITIONAL INFORMATION


Additional information about the Policy is available in the Statement of Additional Information dated April 29, 2005 and which is part of this prospectus.


Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Benefit Variable Universal Life, Principal Financial Group, P.O. Box 9296, Des Moines, Iowa 50306-9296, 1-800-247-9988. You may also contact us through our internet site: www.principal.com


Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Policy are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street NW, Washington, D.C. 20549-0102.


                   Principal Benefit Variable Universal Life
                 Investment Company Act File No. 333-89446

                                     PART B






                      STATEMENT OF ADDITIONAL INFORMATION






                   PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE







                            DATED APRIL 29, 2005






The Statement of Additional Information provides information about the Principal Benefit Variable Universal Life Insurance Policy sponsored by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account.






This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy's Prospectus dated April 29, 2005. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:





                   Principal Benefit Variable Universal Life
                           Principal Financial Group
                                 P.O. Box 9296
                            Telephone:1-800-247-9988

                               TABLE OF CONTENTS


                                                                            Page


GENERAL INFORMATION AND HISTORY .........................................3

 THE COMPANY ............................................................ 3

 PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT ........ 3

SERVICE PROVIDERS .......................................................3

UNDERWRITERS ............................................................3

ADDITIONAL INFORMATION ABOUT CHARGES ....................................4

 SPECIAL PURCHASE PLANS ................................................. 4

 UNDERWRITING PROCEDURES ................................................ 4

PERFORMANCE DATA ........................................................4

FINANCIAL STATEMENTS....................................................6

GENERAL INFORMATION AND HISTORY


THE COMPANY
Principal Life Insurance Company (the "Company") is the issuer of the Principal Benefit Variable Universal Life Insurance Policy (the "Policy"). The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.

In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.


PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
The separate account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the separate account.

All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.


SERVICE PROVIDERS


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, 801 Grand, Des Moines, Iowa, serves as the independent registered public accounting firm for Principal Life Insurance Company Variable Life Separate Account and the Company.

THIRD PARTY ADMINISTRATOR
We have entered into a Master Remote Processing Agreement ("Services Agreement") with McCamish Systems, L.L.C., an insurance administrator organized and existing under the laws of Georgia.

UNDERWRITERS


The principal underwriter of the Policy is Princor Financial Services Corporation ("Princor") which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of Princor is the Principal Financial Group, 680 8th Street, Des Moines, IA 50392-0200. Princor was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the NASD. The Policies may also be sold through other broker-dealers authorized by Princor and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.


The Policy's offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Policy. For the last three fiscal years Princor has received and retained the following commissions:

          2004                   2003                    2002*
    RECEIVED/RETAINED      RECEIVED/RETAINED       RECEIVED/RETAINED
    -----------------      -----------------       -----------------
      $2,255,698/$0          $1,464,366/$0              $102,930/$0
  * Period from September 18, 2002 through December 31, 2002



COMMISSIONS PAID TO DEALERS
For Policies sold through Princor, commissions generally will be no more than 50% of premium received in the first policy year (or the first year following an adjustment) up to the target premium. Commissions range from 0% to 15% of


PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE                               3
www.principal.com
premiums received after the first policy year. In addition, service fee of up to 2% is paid on premiums received after the first policy year.

Expense allowances may be paid to agents and brokers based on premiums received.


ADDITIONAL INFORMATION ABOUT CHARGES


SPECIAL PURCHASE PLANS
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals on a group basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:
.. employees, officers, directors, agents and immediate family members of the group or sponsored arrangement; and
.. employees of agents of the Company and its subsidiaries.

Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).


Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to arrangements.


We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected owners and all other Policy owners with policies funded with the Separate Account.


UNDERWRITING PROCEDURES


Guaranteed maximum cost of insurance rates are based on 1980 CSO Mortality Table (the prevailing mortality table approved by the National Associations of Insurance Commissioners), age nearest birthday, with distinction for the insured's gender and smoking status. The rates will reflect the insured's risk class(es).


PERFORMANCE DATA


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.


The Policy was not offered prior to September 18, 2002. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any


4                               PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE
                                                          1-800-247-4123
performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.


From time to time the Principal Variable Contracts Fund, Inc. advertises its Money Market division's "yield" and "effective yield". Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The "effective yield" is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." For the period ended December 31, 2004, the 7-day annualized and effective yields were 1.77% and 1.75%, respectively.


In addition, the Separate Account advertises the "yield" for certain other divisions. The "yield" of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the "yield." No contingent deferred sales charge is assessed on investments in the Separate Account divisions of the Policy, however, Policies which are fully surrendered within the first ten policy years (or within ten years of a face amount increase) are subject to a surrender charge


Performance history of the underlying mutual funds is measured by comparing the value of the underlying mutual fund at the beginning of the period to the value of the underlying mutual fund at the end of the period.


The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.


The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, administrative charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy's value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy's performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.


Following are the hypothetical average annual total returns for the periods ended December 31, 2004 assuming the Policy had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

                            EFFECTIVE                                           SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
       --------             ---------       --------  ----------  ---------   ---------
 AIM V.I. Aggressive
 Growth                 May 1, 1998          11.80       -3.64                   2.65
 AIM V.I. Core Stock    August 10, 1994       4.24       -0.27      10.23        9.95
 AIM V.I. Dynamics      August 25, 1997      13.34       -6.71                   4.24
 AIM V.I. Health
 Sciences
 (effective July 1,
 2005 the AIM V.I.
 Global Health Care)    May 22, 1997          7.57        3.45                   9.24
 AIM V.I.
 International Growth   May 5, 1993          24.00       -5.35       7.43        7.78
 AIM V.I. Premier
 Equity                 May 5, 1993           5.77       -7.19       8.66        9.04
 AIM V.I. Small
 Company Growth         August 25, 1997      13.90       -6.23                   6.58
 AIM V.I. Technology    May 21, 1997          4.63      -19.63                   3.00
 American Century VP
 Income & Growth        October 30, 1997     12.57       -0.84                   6.28
 American Century VP
 International          May 2, 1994          14.77       -7.76       7.08        6.11
 American Century VP
 Ultra                  May 1, 2001          10.59                               0.39
 American Century VP
 Value                  May 1, 1996          14.17       11.31                  11.22
 Dreyfus IP Core Value  May 1, 1998          11.44        3.74                   4.69
 Dreyfus IP Founders
 Discovery              December 15, 1999     9.87       -6.67                  -4.64
 Dreyfus IP Founders
 Growth                 September 30, 1998    7.85       -9.60                   1.04
 Dreyfus Socially
 Responsible Growth     October 7, 1993       5.94       -8.31       8.61        8.46
 Dreyfus VIF
 Appreciation           April 5, 1993         4.80       -1.13      11.40       10.52
 Dreyfus VIF
 Developing Leaders     August 31, 1990      11.05        4.52      10.08       21.71
 Dreyfus VIF Quality
 Bond                   August 31, 1990       3.05        6.54       7.02        6.88
 Fidelity VIP II Asset
 Manager                September 6, 1989     5.18        0.62       7.82        8.65
 Fidelity VIP II
 Contrafund             January 3, 1995      15.16        1.71                  13.96
 Fidelity VIP
 Equity-Income          November 3, 1986     11.23        4.34      11.23       10.94
 Fidelity VIP Growth    October 31, 1986      3.12       -7.02       9.81       11.08
 Fidelity VIP High
 Income                 October 1, 1985       9.38       -0.55       4.99        4.35
 Fidelity VIP Mid Cap   December 28, 1998    24.66       14.81                  20.48
 Franklin Income
 Securities             January 24, 1989     13.85       12.40      11.03       10.71
 Franklin Mutual
 Discovery              November 8, 1996     18.19        8.82                  10.04
 Franklin Mutual
 Shares Securities      November 8, 1996     12.63        8.55                   9.46
 Franklin Rising
 Dividends              January 27, 1992     11.00       13.28      14.43       11.13
 Franklin Small Cap
 Value Securities       May 1, 1998          23.75       16.11                   7.96
 Janus Aspen Balanced   December 31, 1999     8.29        1.51                   1.51
 Janus Aspen Core
 Equity                 December 31, 1999    13.22       -1.40                  -1.40
 Janus Aspen Flexible
 Bond                   December 31, 1999     3.71        6.70                   6.70
 Janus Aspen
 International Growth   December 31, 1999    18.69       -5.31                  -5.31
 Janus Aspen Mid Cap
 Growth                 September 13, 1993   20.48      -13.62       8.33       10.33
 Janus Aspen Worldwide
 Growth                 December 31, 1999     4.53       -8.99                  -8.99
 JP Morgan Bond         January 3, 1995       4.29        6.82                   6.86
 JP Morgan SmallCap     January 3, 1995      27.17        2.02                  11.58
 MFS VIT Emerging
 Growth                 July 24, 1995        12.72      -12.37                   7.91
 MFS VIT MidCap Growth  May 1, 2000          14.38                              -7.14
 MFS VIT New Discovery  May 1, 1998           6.21       -2.16                   7.19
 MFS VIT Value          January 2, 2002      14.82                               7.28
 Neuberger Berman AMT
 Guardian               November 3, 1997     15.81        2.21                   8.35
 Principal VCF Bond     December 18, 1987     4.98        7.01       7.37        8.00
 Principal VCF Capital
 Value                  May 13, 1970         12.36        2.72      10.04       12.07
 Principal VCF
 Diversified
 International          May 2, 1994          21.03       -1.38       7.55        6.72
 Principal VCF Equity
 Growth                 June 1, 1994          9.33       -5.64      11.61       11.21
 Principal VCF
 Government Securities  April 9, 1987         3.56        6.59       7.27        7.61
 Principal VCF Growth   May 2, 1994           9.38       -8.07       5.23        5.42
 Principal VCF
 International
 SmallCap               May 1, 1998          30.20        3.07                  11.13
 Principal VCF
 LargeCap Blend         May 1, 2002          10.36                               5.53
 Principal VCF
 LargeCap Growth
 Equity                 October 24, 2000      3.16                             -16.88
 Principal VCF
 LargeCap Value         May 1, 2002          13.09                               8.46
 Principal VCF Limited
 Term Bond              May 1, 2003           1.30                               2.09
 Principal VCF MidCap   December 18, 1987    17.76        9.51      13.47       14.40
 Principal VCF MidCap
 Growth                 May 1, 1998          11.82        0.81                   1.62
 Principal VCF MidCap
 Value                  May 3, 1999          22.67       13.99                  14.20
 Principal VCF Money
 Market                 March 18, 1983        0.92        2.58       3.88        5.34
 Principal VCF Real
 Estate Securities      May 1, 1998          34.53       23.45                  15.13
 Principal VCF
 SmallCap               May 1, 1998          19.82        1.52                   3.16
 Principal VCF
 SmallCap Growth        May 1, 1998          11.24      -12.48                   0.51
 Principal VCF
 SmallCap Value         May 1, 1998          23.08       17.33                  13.26
 Putnam VT Growth &
 Income                 February 1, 1988     11.11        2.98      10.81       11.33
 Putnam VT
 International Growth   January 2, 1997      16.19       -2.47                   8.65
 Putnam VT Voyager      February 1, 1988      5.03       -8.99       9.38       11.46
 Vanguard VIF Balanced  May 23, 1991         11.29        7.58      12.31       11.07
 Vanguard VIF Equity
 Index                  April 29, 1991       10.80       -2.36      12.01       11.05
 Vanguard VIF MidCap
 Index                  February 9, 1999     20.32       10.08                  12.68
 Wells Fargo Advantage
 VT Asset Allocation    April 15, 1994        9.34        1.81      10.03        9.45
 Wells Fargo Advantage
 VT Equity Income       May 6, 1996          11.08        1.84                   8.04
 Wells Fargo Advantage
 VT Large Company
 Growth                 September 20, 1999    3.26       -5.89                  -2.22

FINANCIAL STATEMENTS

             Report of Independent Registered Public Accounting Firm

Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Variable Life Separate Account [comprised of the AIM V.I. Aggressive Growth Series I, AIM V.I. Core Equity Series I, AIM V.I. Core Equity Series II, AIM V.I. Core Stock Series I, AIM V.I. Dynamics Series I (formerly INVESCO VIF-Dynamics), AIM V.I. Growth Series I, AIM V.I. Growth Series II, AIM V.I. Health Sciences Series I (formerly INVESCO VIF-Health Sciences), AIM V.I. International Growth Series I, AIM V.I. Premier Equity Series I, AIM V.I. Premier Equity Series II, AIM V.I. Small Company Growth Series I (formerly INVESCO VIF-Small Company Growth), AIM V.I. Technology Series I (formerly INVESCO VIF-Technology), American Century VP Income & Growth, American Century VP Ultra, American Century VP II Income & Growth, American Century VP II International, American Century VP II Ultra, American Century VP II Value, Asset Allocation, Balanced, Bond, Capital Value, Dreyfus IP Core Value Service Shares, Dreyfus IP Founders Discovery Initial Shares, Dreyfus IP Founders Growth Initial Shares, Dreyfus Socially Responsible Growth Service Shares, Dreyfus VIF Appreciation Service Shares, Dreyfus VIF Developing Leaders Service Shares, Dreyfus VIF Quality Bond Service Shares, Equity Growth, Equity Income (formerly Utilities), Fidelity VIP Equity-Income Initial Class, Fidelity VIP Equity-Income Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP High Income Initial Class, Fidelity VIP High Income Service Class 2, Fidelity VIP II Asset Manager Service Class 2, Fidelity VIP II Contrafund Initial Class, Fidelity VIP II Contrafund Service Class 2, Fidelity VIP III Mid Cap Service Class 2, Franklin Income Securities Class 2, Franklin Mutual Discovery Securities Class 2, Franklin Mutual Shares Securities Class 2, Franklin Rising Dividends Securities Class 2, Franklin Small Cap Value Securities Class 2, Government Securities, Growth, International, International Emerging Markets, International SmallCap, Janus Aspen Balanced Service Shares, Janus Aspen Core Equity Service Shares, Janus Aspen Flexible Income Service Shares, Janus Aspen Mid Cap Growth Service Shares, Janus Aspen Worldwide Growth Service Shares, JP Morgan Bond Series Trust II, JP Morgan Small Company Series Trust II, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, Limited Term Bond, MFS VIT Emerging Growth Service Class, MFS VIT MidCap Growth Service Class, MFS VIT New Discovery Service Class, MFS VIT Value Service Class, MidCap, MidCap Growth, MidCap Value, Money Market, Neuberger Berman AMT Guardian I Class, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Putnam VT Growth & Income Class IB, Putnam VT International Equity Class IB, Putnam VT Voyager Class IB, Real Estate Securities (formerly Real Estate), SmallCap, SmallCap Growth, SmallCap Value, Vanguard VIF Balanced, Vanguard VIF Equity Index, Vanguard VIF Mid-Cap Index, Wells Fargo VT Asset Allocation, Wells Fargo VT Equity Income, and Wells Fargo VT Large Company Growth Divisions] as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Variable Life Separate Account at December 31, 2004, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.



Des Moines, Iowa
March 11, 2005

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Assets and Liabilities

                                December 31, 2004


                                                                           AIM V.I.
                                                                       Aggressive Growth     AIM V.I.
                                                                           Series I        Core Equity
                                                                           Division          Series I
                                                                                             Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                            $473,413        $1,322,088

Liabilities                                                                        -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                  $473,413        $1,322,088
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                          $229,675        $        -
   Executive Variable Universal Life                                         243,738                 -
   Flex Variable Life                                                              -            14,728
   PrinFlex Life                                                                   -           850,002
   Survivorship Variable Universal Life                                            -            40,603
   Variable Universal Life Accumulator                                             -           416,755
   Variable Universal Life Accumulator II                                          -                 -
   Variable Universal Life Income                                                  -                 -
                                                                       ------------------------------------
Total net assets                                                            $473,413        $1,322,088
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                              $419,555        $1,123,369
Shares of mutual fund owned                                                   39,984            58,499

Accumulation units outstanding:
   Benefit Variable Universal Life                                            21,028                 -
   Executive Variable Universal Life                                          22,315                 -
   Flex Variable Life                                                              -             1,577
   PrinFlex Life                                                                   -            88,560
   Survivorship Variable Universal Life                                            -             4,230
   Variable Universal Life Accumulator                                             -            43,425
   Variable Universal Life Accumulator II                                          -                 -
   Variable Universal Life Income                                                  -                 -

Accumulation unit value:
   Benefit Variable Universal Life                                              10.92                -
   Executive Variable Universal Life                                            10.92                -
   Flex Variable Life                                                              -              9.34
   PrinFlex Life                                                                   -              9.60
   Survivorship Variable Universal Life                                            -              9.60
   Variable Universal Life Accumulator                                             -              9.60
   Variable Universal Life Accumulator II                                          -                 -
   Variable Universal Life Income                                                  -                 -

See accompanying notes.

                                                                                             AIM V.I.
     AIM V.I.         AIM V.I.     AIM V.I. Dynamics  AIM V.I. Growth      AIM V.I.           Health
   Core Equity       Core Stock         Series I         Series I           Growth           Sciences
Series II Division    Series I          Division         Division     Series II Division     Series I
                      Division                                                               Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

      $107,086           $56,133        $561,209         $1,770,928         $112,696        $4,028,286

             -                 -               -                  -                -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $107,086           $56,133        $561,209         $1,770,928         $112,696        $4,028,286
===========================================================================================================
===========================================================================================================



  $          -       $         -       $  16,591     $              -  $           -       $   139,781
             -            56,133          53,208                  -                -           171,976
             -                 -             344              1,607                -            12,361
             -                 -         405,980          1,400,044                -         2,508,047
             -                 -          22,416            112,041                -           187,960
             -                 -          62,670            257,236                -           705,664
       106,628                 -               -                  -          112,105           301,178
           458                 -               -                  -              591             1,319
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $107,086           $56,133        $561,209         $1,770,928         $112,696        $4,028,286
===========================================================================================================
===========================================================================================================

     $  98,505           $54,027        $458,626         $1,491,603         $104,205        $3,538,770
         4,764             3,033          42,070            110,338            7,074           213,137


             -                 -           1,938                  -                -            13,509
             -             5,398           6,214                  -                -            16,624
             -                 -              41                197                -             1,228
             -                 -          47,415            166,812                -           242,432
             -                 -           2,618             13,349                -            18,169
             -                 -           7,340             30,649                -            68,219
         7,572                 -               -                  -            7,833            29,112
            32                 -               -                  -               41               128


             -                 -            8.56                  -                -             10.35
             -             10.40            8.56                  -                -             10.35
             -                 -            8.39               8.16                -             10.07
             -                 -            8.56               8.39                -             10.35
             -                 -            8.56               8.39                -             10.35
             -                 -            8.54               8.39                -             10.34
         14.08                 -   -                              -            14.31             10.35
         14.31                 -   -                              -            14.41             10.30

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2004


                                                                           AIM V.I.          AIM V.I.
                                                                         International       Premier
                                                                            Growth            Equity
                                                                           Series I          Series I
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                             $642,119      $3,592,997

Liabilities                                                                         -               -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                   $642,119      $3,592,997
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                          $  32,287   $              -
   Executive Variable Universal Life                                          609,832               -
   Flex Variable Life                                                               -          26,590
   PrinFlex Life                                                                    -       2,683,616
   Survivorship Variable Universal Life                                             -         176,252
   Variable Universal Life Accumulator                                              -         706,539
   Variable Universal Life Accumulator II                                           -               -
   Variable Universal Life Income                                                   -               -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                             $642,119       $3,592,997
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                               $578,969       $3,247,131
Shares of mutual fund owned                                                    32,479          168,685

Accumulation units outstanding:
   Benefit Variable Universal Life                                              2,484               -
   Executive Variable Universal Life                                           46,914               -
   Flex Variable Life                                                               -           3,343
   PrinFlex Life                                                                    -         328,375
   Survivorship Variable Universal Life                                             -          21,567
   Variable Universal Life Accumulator                                              -          86,465
   Variable Universal Life Accumulator II                                           -               -
   Variable Universal Life Income                                                   -               -

Accumulation unit value:
   Benefit Variable Universal Life                                              13.00               -
   Executive Variable Universal Life                                            13.00               -
   Flex Variable Life                                                               -            7.95
   PrinFlex Life                                                                    -            8.17
   Survivorship Variable Universal Life                                             -            8.17
   Variable Universal Life Accumulator                                              -            8.17
   Variable Universal Life Accumulator II                                           -               -
   Variable Universal Life Income                                                   -               -

See accompanying notes.

                       AIM V.I.
     AIM V.I.           Small                         American Century                       American
     Premier            Company         AIM V.I.             VP            American       Century VP II
      Equity            Growth         Technology         Income &        Century VP     Income & Growth
    Series II          Series I         Series I           Growth            Ultra           Division
     Division          Division         Division          Division         Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

     $679,420         $1,982,103        $2,233,025       $3,041,773        $2,245,534         $521,054

            -                  -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $679,420         $1,982,103        $2,233,025       $3,041,773        $2,245,534         $521,054
===========================================================================================================
===========================================================================================================



$           -        $   204,499      $     34,466   $              -  $             -       $  41,069
            -            381,143           151,830                -                 -          265,506
            -              3,888            47,329            7,581            10,199                -
            -          1,155,822         1,693,469        2,130,401         1,293,910                -
            -             36,944            44,664          124,936           378,918                -
            -            199,807           261,267          778,855           562,507                -
      666,384                  -                 -                -                 -          213,734
       13,036                  -                 -                -                 -              745
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $679,420         $1,982,103        $2,233,025       $3,041,773        $2,245,534         $521,054
===========================================================================================================
===========================================================================================================

     $632,604         $1,637,026        $1,970,580       $2,488,872        $1,979,484         $482,849
       32,078            128,624           179,793          415,543           221,017           71,377


            -             22,958             5,985                -                 -            3,465
            -             42,789            26,369                -                 -           22,404
            -                449             8,447              732             1,067                -
            -            129,758           294,108          200,086           131,780                -
            -              4,148             7,757           11,734            38,591                -
            -             22,454            45,408           73,156            57,289                -
       49,164                  -                 -                -                 -           18,035
          962                  -                 -                -                 -               63


            -               8.91              5.76                -                 -            11.85
            -               8.91              5.76                -                 -            11.85
            -               8.66              5.60            10.36              9.56                -
            -               8.91              5.76            10.65              9.82                -
            -               8.91              5.76            10.65              9.82                -
            -               8.90              5.75            10.65              9.82                -
        13.55                  -                 -                -                 -            11.85
        13.55                  -                 -                -                 -            11.83


                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2004



                                                                           American          American
                                                                         Century VP II    Century VP II
                                                                         International        Ultra
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                            $404,874         $755,896

Liabilities                                                                        -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                  $404,874         $755,896
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                         $  30,256        $  71,899
   Executive Variable Universal Life                                         374,618          393,798
   Flex Variable Life                                                              -                -
   PrinFlex Life                                                                   -                -
   Survivorship Variable Universal Life                                            -                -
   Variable Universal Life Accumulator                                             -                -
   Variable Universal Life Accumulator II                                          -          288,050
   Variable Universal Life Income                                                  -            2,149
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                            $404,874         $755,896
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                              $354,927         $685,188
Shares of mutual fund owned                                                   55,160           74,620

Accumulation units outstanding:
   Benefit Variable Universal Life                                             2,666            6,574
   Executive Variable Universal Life                                          33,008           36,006
   Flex Variable Life                                                              -                -
   PrinFlex Life                                                                   -                -
   Survivorship Variable Universal Life                                            -                -
   Variable Universal Life Accumulator                                             -                -
   Variable Universal Life Accumulator II                                          -           26,337
   Variable Universal Life Income                                                  -              196

Accumulation unit value:
   Benefit Variable Universal Life                                             11.35            10.94
   Executive Variable Universal Life                                           11.35            10.94
   Flex Variable Life                                                              -                -
   PrinFlex Life                                                                   -                -
   Survivorship Variable Universal Life                                            -                -
   Variable Universal Life Accumulator                                             -                -
   Variable Universal Life Accumulator II                                          -            10.94
   Variable Universal Life Income                                                  -            10.96

See accompanying notes.

       American
 Century VP II Value          Asset                                                         Capital
       Division            Allocation            Balanced               Bond                 Value
                            Division             Division             Division             Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

       $3,239,661          $15,588,785          $17,088,028         $34,207,643           $50,378,442

                -                    -                    -                   -                     -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       $3,239,661          $15,588,785          $17,088,028         $34,207,643           $50,378,442
===========================================================================================================
===========================================================================================================



      $   305,601     $              -   $                -       $     691,131       $         3,476
          270,946                    -                    -           2,020,675                39,887
            8,727               90,990            2,941,527           2,760,886             6,625,887
        1,580,776           12,879,402           12,656,916          23,484,824            30,441,548
          226,293            1,091,363              666,946           1,328,764             1,014,757
          460,315            1,270,012              621,243           2,269,669            11,654,955
          382,409              255,422              196,664           1,631,848               593,627
            4,594                1,596                4,732              19,846                 4,305
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       $3,239,661          $15,588,785          $17,088,028         $34,207,643           $50,378,442
===========================================================================================================
===========================================================================================================

       $2,784,201          $14,382,438          $16,652,445         $32,932,641           $46,388,854
          370,671            1,269,445            1,191,634           2,778,850             1,555,370


           24,501                    -                    -              42,796                   223
           21,740                    -                    -             125,123                 2,563
              714                8,449               95,810              88,388               166,992
          126,837              764,962              903,771           1,454,211             1,955,850
           18,157               87,637               63,420              94,491                96,563
           36,934               75,437               44,360             140,542               748,823
           30,684               15,170               14,043             101,046                38,140
              369                   95                  338               1,229                   277


            12.47                    -                    -               16.15                 15.59
            12.46                    -                    -               16.15                 15.56
            12.22                10.77                30.70               31.24                 39.68
            12.46                16.84                14.00               16.15                 15.56
            12.46                12.45                10.52               14.06                 10.51
            12.46                16.84                14.00               16.15                 15.56
            12.46                16.84                14.00               16.15                 15.56
            12.45                16.80                14.00               16.15                 15.54

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2004


                                                                                            Dreyfus IP
                                                                          Dreyfus IP         Founders
                                                                          Core Value        Discovery
                                                                        Service Shares    Initial Shares
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                          $1,012,429          $983,456

Liabilities                                                                        -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                $1,012,429          $983,456
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                      $     25,998        $    1,521
   Executive Variable Universal Life                                         986,431           179,129
   Flex Variable Life                                                              -             9,771
   PrinFlex Life                                                                   -           568,145
   Survivorship Variable Universal Life                                            -            16,366
   Variable Universal Life Accumulator                                             -           208,524
   Variable Universal Life Accumulator II                                          -                 -
   Variable Universal Life Income                                                  -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                          $1,012,429          $983,456
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                           $   889,155          $858,260
Shares of mutual fund owned                                                   65,150           100,353

Accumulation units outstanding:
   Benefit Variable Universal Life                                             2,316               171
   Executive Variable Universal Life                                          87,867            20,161
   Flex Variable Life                                                              -             1,130
   PrinFlex Life                                                                   -            63,945
   Survivorship Variable Universal Life                                            -             1,842
   Variable Universal Life Accumulator                                             -            23,470
   Variable Universal Life Accumulator II                                          -                 -
   Variable Universal Life Income                                                  -                 -

Accumulation unit value:
   Benefit Variable Universal Life                                              11.23             8.89
   Executive Variable Universal Life                                            11.23             8.88
   Flex Variable Life                                                              -              8.65
   PrinFlex Life                                                                   -              8.88
   Survivorship Variable Universal Life                                            -              8.88
   Variable Universal Life Accumulator                                             -              8.88
   Variable Universal Life Accumulator II                                           -                -
   Variable Universal Life Income                                                   -                -

See accompanying notes.

                       Dreyfus
    Dreyfus IP         Socially                         Dreyfus VIF
     Founders        Responsible       Dreyfus VIF       Developing       Dreyfus VIF
      Growth            Growth        Appreciation        Leaders        Quality Bond         Equity
  Initial Shares    Service Shares   Service Shares    Service Shares   Service Shares        Growth
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

       $35,617           $32,356         $371,323        $2,026,924          $588,947      $73,341,632

             -                 -                -                 -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       $35,617           $32,356         $371,323        $2,026,924          $588,947      $73,341,632
===========================================================================================================
===========================================================================================================



   $         -           $25,996         $120,263       $   168,962          $266,009     $    114,758
        35,617             6,360          251,060         1,308,376           322,938          235,092
             -                 -                -                 -                 -           53,820
             -                 -                -                 -                 -       66,874,135
             -                 -                -                 -                 -        3,387,306
             -                 -                -                 -                 -        1,626,521
             -                 -                -           542,003                 -        1,028,676
             -                 -                -             7,583                 -           21,324
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       $35,617           $32,356         $371,323        $2,026,924          $588,947      $73,341,632
===========================================================================================================
===========================================================================================================

       $34,667           $28,760         $361,659        $1,763,920          $588,241      $78,976,052
         3,008             1,291           10,472            49,173            51,753        4,578,129


             -             2,622           11,514            15,229            23,210            7,457
         3,365               642           24,036           117,916            28,178           15,276
             -                 -                -                 -                 -            6,163
             -                 -                -                 -                 -        4,345,713
             -                 -                -                 -                 -          366,043
             -                 -                -                 -                 -          105,700
             -                 -                -            48,849                 -           66,843
             -                 -                -               683                 -            1,386


             -              9.91            10.44             11.09             11.46            15.39
         10.58              9.91            10.45             11.10             11.46            15.39
             -                 -                -                 -                 -             8.73
             -                 -                -                 -                 -            15.39
             -                 -                -                 -                 -             9.25
             -                 -                -                 -                 -            15.39
             -                 -                -             11.10                 -            15.39
             -                 -                -             11.10                 -            15.39

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2004



                                                                                           Fidelity VIP
                                                                            Equity        Equity-Income
                                                                            Income        Initial Class
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $4,140,755      $34,571,336

Liabilities                                                                         -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $4,140,755      $34,571,336
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                         $        -      $         -
   Executive Variable Universal Life                                                -                -
   Flex Variable Life                                                           4,632          101,646
   PrinFlex Life                                                            3,265,866       30,162,409
   Survivorship Variable Universal Life                                       428,421        2,445,893
   Variable Universal Life Accumulator                                        266,683        1,861,388
   Variable Universal Life Accumulator II                                     170,182                -
   Variable Universal Life Income                                               4,971                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $4,140,755      $34,571,336
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $4,053,832      $30,263,899
Shares of mutual fund owned                                                   459,573        1,362,686

Accumulation units outstanding:
   Benefit Variable Universal Life                                                  -                -
   Executive Variable Universal Life                                                -                -
   Flex Variable Life                                                             559            9,435
   PrinFlex Life                                                              273,996        1,665,851
   Survivorship Variable Universal Life                                        43,263          202,196
   Variable Universal Life Accumulator                                         22,374          102,803
   Variable Universal Life Accumulator II                                      14,278                -
   Variable Universal Life Income                                                 417                -

Accumulation unit value:
   Benefit Variable Universal Life                                                  -                -
   Executive Variable Universal Life                                                -                -
   Flex Variable Life                                                            8.29            10.77
   PrinFlex Life                                                                11.92            18.11
   Survivorship Variable Universal Life                                          9.90            12.10
   Variable Universal Life Accumulator                                          11.92            18.11
   Variable Universal Life Accumulator II                                       11.92                -
   Variable Universal Life Income                                               11.92                -

See accompanying notes.

   Fidelity VIP      Fidelity VIP                       Fidelity VIP    Fidelity VIP II
  Equity-Income         Growth        Fidelity VIP      High Income      Asset Manager   Fidelity VIP II
     Service           Service         High Income        Service           Service         Contrafund
     Class 2           Class 2        Initial Class       Class 2           Class 2       Initial Class
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $4,957,713       $4,633,663         $6,247,741      $1,289,702           $843,384      $68,672,764

             -                -                  -               -                  -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $4,957,713       $4,633,663         $6,247,741      $1,289,702           $843,384      $68,672,764
===========================================================================================================
===========================================================================================================



   $   899,980      $   440,549         $        -      $  335,644           $150,598      $         -
     2,739,093        1,525,004                  -         709,385            692,786                -
             -            8,194              7,192               -                  -          130,415
             -        1,419,513          5,834,037               -                  -       62,724,741
             -          292,397            222,495               -                  -        3,155,251
             -          476,611            184,017               -                  -        2,662,357
     1,305,800          465,227                  -         244,656                  -                -
        12,840            6,168                  -              17                  -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $4,957,713       $4,633,663         $6,247,741      $1,289,702           $843,384      $68,672,764
===========================================================================================================
===========================================================================================================

    $4,412,135       $4,350,040         $6,117,096      $1,213,459           $816,795      $57,616,896
       197,597          146,449            892,534         186,643             57,608        2,579,743


        77,089           43,439                  -          23,507             13,079                -
       234,596          150,365                  -          49,683             60,160                -
             -              824                569               -                  -           10,634
             -          139,969            495,801               -                  -        2,909,373
             -           28,831             22,396               -                  -          252,149
             -           46,995             15,639               -                  -          123,488
       111,851           45,873                  -          17,135                  -                -
         1,100              608                  -               1                  -                -


         11.67            10.14                  -            14.28             11.51                -
         11.68            10.14                  -            14.28             11.52                -
             -             9.94              12.64               -                  -            12.26
             -            10.14              11.77               -                  -            21.56
             -            10.14               9.93               -                  -            12.51
             -            10.14              11.77               -                  -            21.56
         11.67            10.14                  -            14.28                 -                -
         11.67            10.14                  -            17.00                 -                -

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2004


                                                                        Fidelity VIP II  Fidelity VIP III
                                                                          Contrafund         Mid Cap
                                                                            Service          Service
                                                                            Class 2          Class 2
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $4,493,056       $4,631,657

Liabilities                                                                         -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $4,493,056       $4,631,657
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                        $   451,994      $   829,923
   Executive Variable Universal Life                                        2,739,254        3,333,332
   Flex Variable Life                                                               -                -
   PrinFlex Life                                                                    -                -
   Survivorship Variable Universal Life                                             -                -
   Variable Universal Life Accumulator                                              -                -
   Variable Universal Life Accumulator II                                   1,295,108          462,689
   Variable Universal Life Income                                               6,700            5,713
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $4,493,056       $4,631,657
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $3,976,924       $3,799,318
Shares of mutual fund owned                                                   170,514          155,009

Accumulation units outstanding:
   Benefit Variable Universal Life                                             35,489           56,375
   Executive Variable Universal Life                                          215,110          226,448
   Flex Variable Life                                                               -                -
   PrinFlex Life                                                                    -                -
   Survivorship Variable Universal Life                                             -                -
   Variable Universal Life Accumulator                                              -                -
   Variable Universal Life Accumulator II                                     101,705           31,434
   Variable Universal Life Income                                                 526              388

Accumulation unit value:
   Benefit Variable Universal Life                                              12.74            14.72
   Executive Variable Universal Life                                            12.73            14.72
   Flex Variable Life                                                               -                -
   PrinFlex Life                                                                    -                -
   Survivorship Variable Universal Life                                             -                -
   Variable Universal Life Accumulator                                              -                -
   Variable Universal Life Accumulator II                                       12.73            14.72
   Variable Universal Life Income                                               12.74            14.72

See accompanying notes.

        Franklin                 Franklin                Franklin                Franklin
         Income              Mutual Discovery         Mutual Shares          Rising Dividends
      Securities                Securities             Securities               Securities
         Class 2                  Class 2                 Class 2                 Class 2
        Division                 Division                Division                Division
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

        $1,230,745                 $883,756               $1,334,110              $2,163,287

                 -                        -                        -                       -
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
        $1,230,745                 $883,756               $1,334,110              $2,163,287
==================================================================================================
==================================================================================================



       $   170,499                 $170,019              $   515,480             $   591,713
         1,060,246                  713,737                  818,630               1,571,574
                 -                        -                        -                       -
                 -                        -                        -                       -
                 -                        -                        -                       -
                 -                        -                        -                       -
                 -                        -                        -                       -
                 -                        -                        -                       -
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
        $1,230,745                 $883,756               $1,334,110              $2,163,287
==================================================================================================
==================================================================================================

        $1,127,823                 $777,980               $1,188,836              $1,972,074
            78,542                   54,385                   80,175                 123,546


            11,998                   13,254                   43,153                  49,857
            74,611                   55,641                   68,531                 132,437
                 -                        -                        -                       -
                 -                        -                        -                       -
                 -                        -                        -                       -
                 -                        -                        -                       -
                 -                        -                        -                       -
                 -                        -                        -                       -


             14.21                    12.83                    11.95                   11.87
             14.21                    12.83                    11.95                   11.87
                 -                        -                        -                       -
                 -                        -                        -                       -
                 -                        -                        -                       -
                 -                        -                        -                       -
                 -                        -                        -                       -
                 -                        -                        -                       -

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2004

                                                                           Franklin
                                                                           Small Cap
                                                                             Value
                                                                          Securities        Government
                                                                            Class 2         Securities
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                          $1,582,039       $27,666,134

Liabilities                                                                        -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                $1,582,039       $27,666,134
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                       $   312,805     $     579,726
   Executive Variable Universal Life                                       1,269,234           986,754
   Flex Variable Life                                                              -           209,935
   PrinFlex Life                                                                   -        17,054,493
   Survivorship Variable Universal Life                                            -         4,312,207
   Variable Universal Life Accumulator                                             -         3,569,784
   Variable Universal Life Accumulator II                                          -           946,711
   Variable Universal Life Income                                                  -             6,524
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                          $1,582,039       $27,666,134
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                            $1,334,631       $27,386,418
Shares of mutual fund owned                                                  101,089         2,376,816

Accumulation units outstanding:
   Benefit Variable Universal Life                                            23,855            35,727
   Executive Variable Universal Life                                          96,790            60,810
   Flex Variable Life                                                              -            17,924
   PrinFlex Life                                                                   -         1,051,009
   Survivorship Variable Universal Life                                            -           308,730
   Variable Universal Life Accumulator                                             -           219,994
   Variable Universal Life Accumulator II                                          -            58,342
   Variable Universal Life Income                                                  -               402

Accumulation unit value:
   Benefit Variable Universal Life                                             13.11             16.23
   Executive Variable Universal Life                                           13.11             16.23
   Flex Variable Life                                                              -             11.71
   PrinFlex Life                                                                   -             16.23
   Survivorship Variable Universal Life                                            -             13.97
   Variable Universal Life Accumulator                                             -             16.23
   Variable Universal Life Accumulator II                                          -             16.23
   Variable Universal Life Income                                                  -             16.23

See accompanying notes.

                                                                                             Janus
                                               International                                 Aspen
                                                 Emerging           International          Balanced
        Growth            International           Markets             SmallCap          Service Shares
       Division             Division             Division             Division             Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

     $19,950,384             $42,718,468          $3,101,078         $25,361,061               $47,350

               -                       -                   -                   -                     -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $19,950,384             $42,718,468          $3,101,078         $25,361,061               $47,350
===========================================================================================================
===========================================================================================================



$                -        $       64,371    $              -       $     494,842              $  3,088
          39,527                 895,650                   -           1,075,704                44,262
           6,759                  56,527              56,516              86,538                     -
      18,170,031              29,981,746           1,742,734          18,871,514                     -
       1,352,313               1,782,809              77,475           2,315,367                     -
         279,139               8,173,641             550,936           1,606,571                     -
         101,874               1,727,975             660,454             893,936                     -
             741                  35,749              12,963              16,589                     -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $19,950,384             $42,718,468          $3,101,078         $25,361,061               $47,350
===========================================================================================================
===========================================================================================================

     $24,798,177             $34,553,945          $2,646,200         $16,574,974               $43,124
       1,670,886               3,106,798             209,816           1,431,211                 1,876


               -                   4,545                   -              24,242                   271
           3,511                  63,240                   -              52,698                 3,879
             830                   5,069               3,666               6,224                     -
       1,613,836               2,116,937             110,841             924,545                     -
         188,602                 165,190               4,928             133,390                     -
          24,796                 577,120              35,041              78,708                     -
           9,048                 122,008              42,006              43,795                     -
              66                   2,524                 824                 813                     -


               -                   14.16                   -                20.41                 11.39
           11.26                   14.16                   -                20.41                 11.41
            8.14                   11.15               15.42                13.90                    -
           11.26                   14.16               15.72                20.41                    -
            7.17                   10.79               15.72                17.36                    -
           11.26                   14.16               15.72                20.41                    -
           11.26                   14.16               15.72                20.41                    -
           11.23                   14.16               15.73                20.40                    -

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2004


                                                                             Janus            Janus
                                                                             Aspen            Aspen
                                                                          Core Equity    Flexible Income
                                                                        Service Shares    Service Shares
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                            $378,721        $2,429,332

Liabilities                                                                        -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                  $378,721        $2,429,332
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                         $  79,852       $   339,118
   Executive Variable Universal Life                                         298,869         2,090,214
   Flex Variable Life                                                              -                 -
   PrinFlex Life                                                                   -                 -
   Survivorship Variable Universal Life                                            -                 -
   Variable Universal Life Accumulator                                             -                 -
   Variable Universal Life Accumulator II                                          -                 -
   Variable Universal Life Income                                                  -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                            $378,721        $2,429,332
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                              $332,182        $2,495,934
Shares of mutual fund owned                                                   20,372           191,136

Accumulation units outstanding:
   Benefit Variable Universal Life                                             7,068            28,201
   Executive Variable Universal Life                                          26,454           173,838
   Flex Variable Life                                                              -                 -
   PrinFlex Life                                                                   -                 -
   Survivorship Variable Universal Life                                            -                 -
   Variable Universal Life Accumulator                                             -                 -
   Variable Universal Life Accumulator II                                          -                 -
   Variable Universal Life Income                                                  -                 -

Accumulation unit value:
   Benefit Variable Universal Life                                              11.30            12.03
   Executive Variable Universal Life                                            11.30            12.02
   Flex Variable Life                                                              -                 -
   PrinFlex Life                                                                   -                 -
   Survivorship Variable Universal Life                                            -                 -
   Variable Universal Life Accumulator                                             -                 -
   Variable Universal Life Accumulator II                                          -                 -
   Variable Universal Life Income                                                  -                 -
See accompanying notes.


        Janus                 Janus                                   JP Morgan
        Aspen                 Aspen             JP Morgan               Small
       Mid Cap              Worldwide              Bond                Company
        Growth               Growth               Series               Series               LargeCap
    Service Shares       Service Shares          Trust II             Trust II               Blend
       Division             Division             Division             Division              Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

     $2,857,327             $406,334            $305,985             $872,148            $4,411,096

              -                    -                   -                    -                     -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $2,857,327             $406,334            $305,985             $872,148            $4,411,096
===========================================================================================================
===========================================================================================================



$              -            $106,938           $  74,038             $171,340         $       7,619
              -              299,396             231,947              700,808               117,218
          7,777                    -                   -                    -                22,450
      2,221,086                    -                   -                    -             2,048,670
        108,532                    -                   -                    -               156,096
        519,932                    -                   -                    -               788,745
              -                    -                   -                    -             1,248,665
              -                    -                   -                    -                21,633
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $2,857,327             $406,334            $305,985             $872,148            $4,411,096
===========================================================================================================
===========================================================================================================

     $2,204,484             $392,290            $301,994             $716,510            $4,020,982
        112,671               15,264              25,143               48,778               411,099


              -               10,616               6,392               12,870                   671
              -               29,722              20,024               52,645                10,316
            905                    -                   -                    -                 2,015
        251,536                    -                   -                    -               180,296
         12,291                    -                   -                    -                13,737
         58,904                    -                   -                    -                69,415
              -                    -                   -                    -               109,891
              -                    -                   -                    -                 1,904


              -                10.07                11.58               13.31                 11.35
              -                10.07                11.58               13.31                 11.36
           8.59                    -                   -                    -                 11.14
           8.83                    -                   -                    -                 11.36
           8.83                    -                   -                    -                 11.36
           8.83                    -                   -                    -                 11.36
              -                    -                   -                    -                 11.36
              -                    -                   -                    -                 11.36

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2004



                                                                           LargeCap          LargeCap
                                                                            Growth            Stock
                                                                            Equity            Index
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                          $10,534,568      $30,994,449

Liabilities                                                                         -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                $10,534,568      $30,994,449
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                        $    83,877      $         -
   Executive Variable Universal Life                                                -                -
   Flex Variable Life                                                          27,049          156,135
   PrinFlex Life                                                              931,090       25,599,549
   Survivorship Variable Universal Life                                        17,271        2,569,913
   Variable Universal Life Accumulator                                      9,309,227        1,498,065
   Variable Universal Life Accumulator II                                     162,779        1,130,481
   Variable Universal Life Income                                               3,275           40,306
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                          $10,534,568      $30,994,449
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $9,990,313      $29,162,829
Shares of mutual fund owned                                                 2,290,123        3,534,145

Accumulation units outstanding:
   Benefit Variable Universal Life                                              6,421                -
   Executive Variable Universal Life                                                -                -
   Flex Variable Life                                                           2,096           16,316
   PrinFlex Life                                                               71,275        2,656,021
   Survivorship Variable Universal Life                                         1,322          265,549
   Variable Universal Life Accumulator                                        712,627          155,435
   Variable Universal Life Accumulator II                                      12,461          117,290
   Variable Universal Life Income                                                 251            4,182

Accumulation unit value:
   Benefit Variable Universal Life                                              13.06                -
   Executive Variable Universal Life                                                -                -
   Flex Variable Life                                                           12.91             9.57
   PrinFlex Life                                                                13.06             9.64
   Survivorship Variable Universal Life                                         13.06             9.68
   Variable Universal Life Accumulator                                          13.06             9.64
   Variable Universal Life Accumulator II                                       13.06             9.64
   Variable Universal Life Income                                               13.05             9.64

See accompanying notes.

                                     MFS VIT MFS VIT
                                        Emerging           MidCap           MFS VIT
     LargeCap          Limited           Growth            Growth        New Discovery
      Value           Term Bond       Service Class    Service Class     Service Class
     Division          Division         Division          Division         Division
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

    $5,836,293       $1,735,143           $157,101         $425,804         $867,855

             -                -                  -                -                -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    $5,836,293       $1,735,143           $157,101         $425,804         $867,855
=========================================================================================
=========================================================================================



  $     65,240      $    37,138          $  44,763        $  77,436        $  82,267
       187,423          218,679            112,338          348,368          550,169
        67,084              345                  -                -                -
     2,882,770          856,664                  -                -                -
       401,539          115,268                  -                -                -
       962,582          255,828                  -                -                -
     1,248,715          251,221                  -                -          234,332
        20,940                -                  -                -            1,087
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    $5,836,293       $1,735,143           $157,101         $425,804         $867,855
=========================================================================================
=========================================================================================

    $5,036,240       $1,728,539           $139,693         $390,043         $810,434
       491,271          171,457              9,044           60,829           58,998


         5,369            3,652              4,072            6,936            7,650
        15,424           21,505             10,218           31,204           51,165
         5,630               34                  -                -                -
       237,231           84,246                  -                -                -
        33,044           11,336                  -                -                -
        79,213           25,159                  -                -                -
       102,760           24,706                  -                -           21,792
         1,723                -                  -                -              101


         12.15            10.17              10.99            11.16            10.75
         12.15            10.17              10.99            11.16            10.75
         11.92            10.15                  -                -                -
         12.15            10.17                  -                -                -
         12.15            10.17                  -                -                -
         12.15            10.17                  -                -                -
         12.15            10.17                  -                -            10.75
         12.15                -                  -                -            10.76

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2004



                                                                            MFS VIT
                                                                             Value
                                                                         Service Class        MidCap
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                             $362,147      $72,634,574

Liabilities                                                                         -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                   $362,147      $72,634,574
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                          $  91,763    $     252,636
   Executive Variable Universal Life                                          270,384        1,110,898
   Flex Variable Life                                                               -       15,446,664
   PrinFlex Life                                                                    -       49,341,818
   Survivorship Variable Universal Life                                             -        1,695,089
   Variable Universal Life Accumulator                                              -        3,412,974
   Variable Universal Life Accumulator II                                           -        1,355,837
   Variable Universal Life Income                                                   -           18,658
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                             $362,147      $72,634,574
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                               $327,340      $62,036,489
Shares of mutual fund owned                                                    30,004        1,832,818

Accumulation units outstanding:
   Benefit Variable Universal Life                                              7,739           11,381
   Executive Variable Universal Life                                           22,804           50,049
   Flex Variable Life                                                               -          221,140
   PrinFlex Life                                                                    -        2,222,992
   Survivorship Variable Universal Life                                             -           96,447
   Variable Universal Life Accumulator                                              -          153,769
   Variable Universal Life Accumulator II                                           -           61,085
   Variable Universal Life Income                                                   -              841

Accumulation unit value:
   Benefit Variable Universal Life                                              11.86            22.20
   Executive Variable Universal Life                                            11.86            22.20
   Flex Variable Life                                                               -            69.85
   PrinFlex Life                                                                    -            22.20
   Survivorship Variable Universal Life                                             -            17.58
   Variable Universal Life Accumulator                                              -            22.20
   Variable Universal Life Accumulator II                                           -            22.20
   Variable Universal Life Income                                                   -            22.19

See accompanying notes.

                                                                                Neuberger
                                                                                Berman AMT
         MidCap                   MidCap                  Money                  Guardian
         Growth                   Value                   Market                 I Class
        Division                 Division                Division                Division
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

         $11,018,928             $11,579,997      $50,588,200             $7,529

                   -                       -      -                       -
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
         $11,018,928             $11,579,997      $50,588,200             $7,529
==================================================================================================
==================================================================================================



       $     109,010           $     635,807      $  3,608,808            $7,529
             177,093                 676,193      9,411,521               -
              26,988                  81,281      350,128                 -
           8,047,785               6,960,573      26,752,741              -
             744,608                 470,576      3,126,670               -
           1,107,481               1,472,313      2,176,508               -
             795,377               1,268,524      3,848,056               -
              10,586                  14,730      1,313,768               -
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
         $11,018,928             $11,579,997      $50,588,200             $7,529
==================================================================================================
==================================================================================================

        $  9,545,695             $10,193,888      $50,588,200             $6,872
           1,119,810                 752,926      50,588,201              466


               9,746                  43,697      275,163                 663
              15,834                  46,480      717,694                 -
               2,692                   5,741      18,763                  -
             719,551                 478,482      2,040,011               -
              65,838                  32,348      269,652                 -
              99,020                 101,221      165,969                 -
              71,115                  87,201      293,425                 -
                 947                   1,013      100,142                 -


               11.19                   14.55        13.12                11.36
               11.18                   14.55        13.11                 -
               10.03                   14.16        18.66                 -
               11.18                   14.55        13.11                 -
               11.31                   14.55        11.60                 -
               11.18                   14.55        13.11                 -
               11.18                   14.55        13.11                 -
               11.18                   14.54        13.12                 -

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2004



                                                                           Principal        Principal
                                                                           LifeTime          LifeTime
                                                                             2020              2030
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                             $4,165         $140,375

Liabilities                                                                       -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                   $4,165         $140,375
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                        $       -      $         -
   Executive Variable Universal Life                                              -                -
   Flex Variable Life                                                             -                -
   PrinFlex Life                                                                  -                -
   Survivorship Variable Universal Life                                           -                -
   Variable Universal Life Accumulator                                            -                -
   Variable Universal Life Accumulator II                                     3,268           34,005
   Variable Universal Life Income                                               897          106,370
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                             $4,165         $140,375
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                               $3,981         $137,764
Shares of mutual fund owned                                                     380           12,796

Accumulation units outstanding:
   Benefit Variable Universal Life                                                -                -
   Executive Variable Universal Life                                              -                -
   Flex Variable Life                                                             -                -
   PrinFlex Life                                                                  -                -
   Survivorship Variable Universal Life                                           -                -
   Variable Universal Life Accumulator                                            -                -
   Variable Universal Life Accumulator II                                       295            3,075
   Variable Universal Life Income                                                81            9,618

Accumulation unit value:
   Benefit Variable Universal Life                                                -                -
   Executive Variable Universal Life                                              -                -
   Flex Variable Life                                                             -                -
   PrinFlex Life                                                                  -                -
   Survivorship Variable Universal Life                                           -                -
   Variable Universal Life Accumulator                                            -                -
   Variable Universal Life Accumulator II                                     11.08            11.06
   Variable Universal Life Income                                             11.07            11.06

See accompanying notes.

                                    Putnam VT        Putnam VT
     Principal        Principal       Growth &      International       Putnam VT
     LifeTime          LifeTime        Income          Equity            Voyager         Real Estate
       2040              2050         Class IB        Class IB           Class IB        Securities
     Division          Division       Division        Division           Division         Division
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

    $135,735            $77,128        $157,557     $1,488,252           $28,827,540     $30,220,884

           -                  -               -              -                     -               -
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    $135,735            $77,128        $157,557     $1,488,252           $28,827,540     $30,220,884
========================================================================================================
========================================================================================================



$           -       $         -       $  80,347    $   544,404         $     110,026    $  1,120,585
           -                  -          77,210        943,848               552,333       3,602,683
           -                  -               -              -                33,715         126,351
           -                  -               -              -            25,048,658      17,865,907
           -                  -               -              -             1,901,237       3,567,828
           -                  -               -              -             1,181,571       2,432,613
     134,102             70,445               -              -                     -       1,500,285
       1,633              6,683               -              -                     -           4,632
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    $135,735            $77,128        $157,557     $1,488,252           $28,827,540     $30,220,884
========================================================================================================
========================================================================================================

    $126,686            $70,954        $140,599     $1,233,281           $37,352,105     $23,736,247
      12,239              6,955           6,193        101,173             1,059,836       1,690,206


           -                  -           7,023         45,549                10,288          43,747
           -                  -           6,749         78,969                51,647         140,645
           -                  -               -              -                 4,239           5,862
           -                  -               -              -             2,342,232         697,415
           -                  -               -              -               213,822         129,399
           -                  -               -              -               110,485          94,959
      11,997              6,304               -              -                     -          58,569
         146                598               -              -                     -             181


           -                  -           11.44          11.95                 10.69           25.62
           -                  -           11.44          11.95                 10.69           25.62
           -                  -               -              -                  7.95           21.55
           -                  -               -              -                 10.69           25.62
           -                  -               -              -                  8.89           27.57
           -                  -               -              -                 10.69           25.62
       11.18               11.17              -              -                     -           25.62
       11.18               11.18              -              -                     -           25.59

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2004




                                                                                          SmallCap
                                                                          SmallCap         Growth
                                                                          Division        Division
                                                                       ---------------------------------
                                                                       ---------------------------------
Assets
Investments in shares of mutual funds, at market                          $18,289,154    $16,914,181

Liabilities                                                                         -              -
                                                                       ---------------------------------
                                                                       ---------------------------------
Net assets                                                                $18,289,154    $16,914,181
                                                                       =================================
                                                                       =================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                       $    130,961 $       41,085
   Executive Variable Universal Life                                          724,773         68,159
   Flex Variable Life                                                          94,042         13,959
   PrinFlex Life                                                            9,299,348     14,575,307
   Survivorship Variable Universal Life                                       545,073        885,220
   Variable Universal Life Accumulator                                      7,042,643        825,691
   Variable Universal Life Accumulator II                                     449,861        502,145
   Variable Universal Life Income                                               2,453          2,615
                                                                       ---------------------------------
                                                                       ---------------------------------
Total net assets                                                          $18,289,154    $16,914,181
                                                                       =================================
                                                                       =================================

Investments in shares of mutual funds, at cost                            $14,410,807    $19,145,099
Shares of mutual fund owned                                                 1,915,095      1,818,729

Accumulation units outstanding:
   Benefit Variable Universal Life                                             10,576          3,985
   Executive Variable Universal Life                                           58,537          6,608
   Flex Variable Life                                                           8,525          2,139
   PrinFlex Life                                                              751,077      1,413,051
   Survivorship Variable Universal Life                                        42,315        108,409
   Variable Universal Life Accumulator                                        568,814         80,079
   Variable Universal Life Accumulator II                                      36,334         48,682
   Variable Universal Life Income                                                 198            254

Accumulation unit value:
   Benefit Variable Universal Life                                              12.38          10.31
   Executive Variable Universal Life                                            12.38          10.31
   Flex Variable Life                                                           11.03           6.53
   PrinFlex Life                                                                12.38          10.31
   Survivorship Variable Universal Life                                         12.88           8.17
   Variable Universal Life Accumulator                                          12.38          10.31
   Variable Universal Life Accumulator II                                       12.38          10.31
   Variable Universal Life Income                                               12.39          10.30
See accompanying notes.

                                                                                                Wells
                                                 Vanguard         Wells          Wells        Fargo VT
                   Vanguard       Vanguard          VIF         Fargo VT       Fargo VT         Large
    SmallCap          VIF        VIF Equity       Mid-Cap         Asset         Equity         Company
     Value         Balanced         Index          Index       Allocation       Income         Growth
    Division       Division       Division       Division       Division       Division       Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $28,903,720     $3,122,214    $6,656,728      $1,946,480      $724,876        $179,058       $280,191

              -              -             -               -             -               -              -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $28,903,720     $3,122,214    $6,656,728      $1,946,480      $724,876        $179,058       $280,191
===========================================================================================================
===========================================================================================================



  $     785,733     $1,004,794    $1,117,415     $   582,606    $    3,061   $           -     $    4,523
      3,168,055      2,117,420     5,539,313       1,363,874        12,324          20,174        150,803
        155,852              -             -               -             -               -              -
     20,464,719              -             -               -       460,451          49,017         66,656
      1,215,532              -             -               -        49,955          49,998          9,687
      2,019,741              -             -               -       102,768          30,656         17,396
      1,088,941              -             -               -        95,987          27,733         30,899
          5,147              -             -               -           330           1,480            227
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $28,903,720     $3,122,214    $6,656,728      $1,946,480      $724,876        $179,058       $280,191
===========================================================================================================
===========================================================================================================

    $23,234,093     $2,890,948    $6,002,111      $1,673,523      $652,011        $157,546       $265,140
      1,717,393        167,681       235,303         119,636        55,889          10,965         31,553


         34,188         82,293        97,615          45,595           257               -            448
        137,843        173,401       483,906         106,735         1,034           1,817         14,944
          9,611              -             -               -             -               -              -
        890,450              -             -               -        38,647           4,413          6,606
         49,345              -             -               -         4,193           4,502            960
         87,891              -             -               -         8,626           2,760          1,724
         47,381              -             -               -         8,056           2,497          3,062
            224              -             -               -            28             133             22


          22.98          12.21          11.45          12.78         11.91               -          10.10
          22.98          12.21          11.45          12.78         11.92           11.10          10.09
          16.22              -             -               -             -               -              -
          22.98              -             -               -         11.91           11.11          10.09
          24.63              -             -               -         11.91           11.11          10.09
          22.98              -             -               -         11.91           11.11          10.09
          22.98              -             -               -         11.91           11.11          10.09
          22.98              -             -               -         11.79           11.13          10.32

                        Principal Life Insurance Company
                         Variable Life Separate Account

                            Statements of Operations

              For The Year Ended December 31, 2004, Except as Noted


                                                                           AIM V.I.
                                                                       Aggressive Growth     AIM V.I.
                                                                           Series I        Core Equity
                                                                           Division          Series I
                                                                                             Division
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                              $         -           $12,460

Expenses:
   Mortality and expense risks                                                    532            10,870
                                                                       ------------------------------------
Net investment income (loss)                                                     (532)            1,590

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                 18,826            48,775
Capital gains distributions                                                         -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                   18,826            48,775

Change in net unrealized appreciation or depreciation of investments
                                                                               24,078            45,984
                                                                       ------------------
                                                                                        -------------------
Net increase (decrease) in net assets resulting from operations               $42,372           $96,349
                                                                       ====================================

(1)  Commenced operations March 18, 2004.
(2) Represented the operations of INVESCO VIF - Dynamics Division until October 15, 2004 name change.
(3) Represented the operations of INVESCO VIF - Health Sciences Division until October 15, 2004 name change.

See accompanying notes.

                                                                                             AIM V.I.
     AIM V.I.          AIM V.I.         AIM V.I.          AIM V.I.         AIM V.I.           Health
   Core Equity        Core Stock        Dynamics           Growth           Growth           Sciences
    Series II          Series I         Series I          Series I         Series II         Series I
     Division        Division (1)     Division (2)        Division         Division        Division (3)
-----------------------------------------------------------------------------------------------------------



      $   775           $   478        $         -    $           -         $        -   $            -


          358               108              4,145           15,452                315           29,597
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
          417               370             (4,145)         (15,452)              (315)         (29,597)


          598              (273)            42,251           32,557                167           71,188
            -                 -                  -                -                  -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
          598              (273)            42,251           32,557                167           71,188


        5,246             2,106             30,014           96,347              7,088          193,429
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       $6,261            $2,203            $68,120         $113,452             $6,940         $235,020
===========================================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2004, Except as Noted


                                                                           AIM V.I.          AIM V.I.
                                                                         International       Premier
                                                                            Growth            Equity
                                                                           Series I          Series I
                                                                           Division          Division
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                                 $  2,828       $  16,111

Expenses:
   Mortality and expense risks                                                    489          28,654
                                                                       ------------------------------------
                                                                       ------------------------------------
Net investment income (loss)                                                    2,339         (12,543)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                  1,253          64,049
Capital gains distributions                                                         -               -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                    1,253          64,049

Change in net unrealized appreciation or depreciation of investments
                                                                               59,757         131,678
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations               $63,349        $183,184
                                                                       ====================================

(1) Represented operations of INVESCO VIF - Small Company Growth Division until October 15, 2004 name change.

(2) Represented operations of INVESCO VIF - Technology Division until October 15, 2004 name change.

See accompanying notes.

                       AIM V.I.
     AIM V.I.           Small                             American                           American
     Premier           Company          AIM V.I.         Century VP        American       Century VP II
      Equity            Growth         Technology         Income &        Century VP         Income &
    Series II          Series I         Series I           Growth            Ultra            Growth
     Division        Division (1)     Division (2)        Division         Division          Division
-----------------------------------------------------------------------------------------------------------



    $   1,976      $          -       $          -       $  35,205     $            -          $  1,025


        2,484            11,371             17,358          21,831             14,272               871
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
         (508)          (11,371)           (17,358)         13,374            (14,272)              154


          139            46,462             39,720          55,329             31,467             1,341
            -                 -                  -               -                  -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
          139            46,462             39,720          55,329             31,467             1,341


       35,541           181,406             44,207         247,961            143,868            29,148
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $35,172          $216,497            $66,569        $316,664           $161,063           $30,643
===========================================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2004, Except as Noted



                                                                           American          American
                                                                         Century VP II    Century VP II
                                                                         International        Ultra
                                                                           Division          Division
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                                  $    496       $         -

Expenses:
   Mortality and expense risks                                                     731             2,124
                                                                       ------------------------------------
                                                                       ------------------------------------
Net investment income (loss)                                                      (235)           (2,124)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                   7,085            24,549
Capital gains distributions                                                          -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                     7,085            24,549

Change in net unrealized appreciation or depreciation of investments
                                                                                35,248            37,509
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations                $42,098           $59,934
                                                                       ====================================

See accompanying notes.

     American
  Century VP II         Asset                                               Capital
      Value           Allocation        Balanced            Bond             Value
     Division          Division         Division          Division         Division
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------



    $  14,628        $   462,591      $   327,069        $1,380,213        $   687,910


       16,780            121,330          138,328           258,638            371,175
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
       (2,152)           341,261          188,741         1,121,575            316,735


       57,206             39,529          (95,233)           80,564            (37,575)
       13,427                  -                -                 -                  -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
       70,633             39,529          (95,233)           80,564            (37,575)


      237,710            710,445        1,320,852            46,844          4,776,814
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     $306,191         $1,091,235       $1,414,360        $1,248,983         $5,055,974
=========================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

             For The Years Ended December 31, 2004, Except as Noted


                                                                                            Dreyfus IP
                                                                          Dreyfus IP         Founders
                                                                          Core Value        Discovery
                                                                        Service Shares    Initial Shares
                                                                           Division          Division
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                                $  7,783       $          -

Expenses:
   Mortality and expense risks                                                 2,112              5,498
                                                                       ------------------------------------
                                                                       ------------------------------------
Net investment income (loss)                                                   5,671             (5,498)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                12,770              7,098
Capital gains distributions                                                        -                  -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                  12,770              7,098

Change in net unrealized appreciation or depreciation of investments
                                                                              63,894             63,963
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations              $82,335            $65,563
                                                                       ====================================

(1) Commenced operations November 23, 2004.

 See accompanying notes.

                        Dreyfus
    Dreyfus IP          Socially                         Dreyfus VIF
     Founders         Responsible       Dreyfus VIF      Developing       Dreyfus VIF
      Growth             Growth         Appreciation       Leaders       Quality Bond         Equity
  Initial Shares     Service Shares    Service Shares  Service Shares   Service Shares        Growth
   Division (1)         Division          Division        Division         Division          Division
-----------------------------------------------------------------------------------------------------------



        $   142         $     48            $  5,024  $           -           $21,072      $   377,891


              1               92                 553         5,052              1,117          614,285
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
            141              (44)              4,471        (5,052)            19,955         (236,394)


              -               67               1,494        79,257            (12,161)        (438,762)
              -                -                   -             -                  -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
              -               67               1,494        79,257            (12,161)        (438,762)


            950            1,393               6,589        98,066              2,543        6,308,719
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
         $1,091           $1,416             $12,554      $172,271            $10,337       $5,633,563
===========================================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2004, Except as Noted



                                                                                           Fidelity VIP
                                                                            Equity        Equity-Income
                                                                            Income        Initial Class
                                                                         Division (1)        Division
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                                 $138,072       $   437,688

Expenses:
   Mortality and expense risks                                                 30,642           254,509
                                                                       ------------------------------------
Net investment income (loss)                                                  107,430           183,179

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                (49,420)          111,582
Capital gains distributions                                                         -           104,559
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                  (49,420)          216,141

Change in net unrealized appreciation or depreciation of investments
                                                                              502,715         2,814,094
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations              $560,725        $3,213,414
                                                                       ====================================

(1) Represented the operations of Utilities Division until March 1, 2004 name change.

See accompanying notes.

   Fidelity VIP      Fidelity VIP                       Fidelity VIP    Fidelity VIP II
  Equity-Income         Growth        Fidelity VIP      High Income      Asset Manager   Fidelity VIP II
     Service           Service         High Income        Service           Service         Contrafund
     Class 2           Class 2        Initial Class       Class 2           Class 2       Initial Class
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------



    $  24,594         $    3,154         $467,326          $31,262          $12,418         $  196,638


       10,435             22,233           51,448            2,045            1,832            494,299
-----------------------------------------------------------------------------------------------------------
       14,159            (19,079)         415,878           29,217           10,586           (297,661)


       78,360             26,731          (58,985)           9,611            1,847            284,796
        6,409                  -                -                -                -                  -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       84,769             26,731          (58,985)           9,611            1,847            284,796


      293,679            115,670          133,701           41,318           20,533          8,603,464
-----------------------------------------------------------------------------------------------------------
     $392,607           $123,322         $490,594          $80,146          $32,966         $8,590,599
===========================================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2004, Except as Noted


                                                                        Fidelity VIP II  Fidelity VIP III
                                                                          Contrafund         Mid Cap
                                                                            Service          Service
                                                                            Class 2          Class 2
                                                                           Division          Division
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                                $   1,964     $           -

Expenses:
   Mortality and expense risks                                                  8,475             8,447
                                                                       ------------------------------------
                                                                       ------------------------------------
Net investment income (loss)                                                   (6,511)           (8,447)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                 30,151           152,748
Capital gains distributions                                                         -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                   30,151           152,748

Change in net unrealized appreciation or depreciation of investments
                                                                              401,817           623,059
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations              $425,457          $767,360
                                                                       ====================================

See accompanying notes.

       Franklin             Franklin             Franklin             Franklin
        Income          Mutual Discovery       Mutual Shares      Rising Dividends
      Securities           Securities           Securities           Securities
       Class 2               Class 2              Class 2              Class 2
       Division             Division             Division             Division
--------------------------------------------------------------------------------------



       $  21,061            $   4,114             $   7,531           $  11,270


           2,593                1,463                 2,200               4,723
--------------------------------------------------------------------------------------
          18,468                2,651                 5,331               6,547


          59,432               38,016                24,480              83,314
               -                    -                     -              22,190
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
          59,432               38,016                24,480             105,504


          83,492               72,759                83,457              82,397
-------------------------------------------------------------------------------------
        $161,392             $113,426              $113,268            $194,448
======================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2004, Except as Noted

                                                                           Franklin
                                                                        Small Cap Value
                                                                          Securities
                                                                            Class 2         Government
                                                                           Division         Securities
                                                                                             Division
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                               $    1,744        $1,183,595

Expenses:
   Mortality and expense risks                                                  2,961           231,456
                                                                       ------------------------------------
                                                                       ------------------------------------
Net investment income (loss)                                                   (1,217)          952,139

Realized gains (losses) on investments
Realized gains(losses) on sale of fund shares                                 118,342           (35,923)
Capital gains distributions                                                         -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                  118,342           (35,923)

Change in net unrealized appreciation or depreciation of investments
                                                                              133,492          (214,105)
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations              $250,617       $   702,111
                                                                       ====================================

See accompanying notes.

                                                                                             Janus
                                               International                                 Aspen
                                                 Emerging           International          Balanced
        Growth            International           Markets             SmallCap          Service Shares
       Division             Division             Division             Division             Division
-----------------------------------------------------------------------------------------------------------



    $     56,370           $    329,191         $  17,864           $   137,218            $   1,049


         180,924                285,860            15,248               143,317                  355
-----------------------------------------------------------------------------------------------------------
        (124,554)                43,331             2,616                (6,099)                 694


        (438,106)               176,049            41,226               308,376               16,356
               -                      -           213,581                     -                    -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        (438,106)               176,049           254,807               308,376               16,356


       2,066,600              6,732,525           230,070             4,990,709              (10,882)
-----------------------------------------------------------------------------------------------------------
      $1,503,940             $6,951,905          $487,493            $5,292,986             $  6,168
===========================================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2004, Except as Noted


                                                                             Janus            Janus
                                                                             Aspen            Aspen
                                                                          Core Equity    Flexible Income
                                                                        Service Shares    Service Shares
                                                                           Division          Division
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                              $         -        $134,758

Expenses:
   Mortality and expense risks                                                    910           6,051
                                                                       ------------------------------------
                                                                       ------------------------------------
Net investment income (loss)                                                     (910)        128,707

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                 25,060           8,541
Capital gains distributions                                                         -          15,167
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                   25,060          23,708

Change in net unrealized appreciation or depreciation of investments
                                                                               12,073         (78,419)
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations               $36,223        $ 73,996
                                                                       ====================================

See accompanying notes.

      Janus             Janus                             JP Morgan
      Aspen             Aspen           JP Morgan           Small
     Mid Cap          Worldwide            Bond            Company
      Growth            Growth            Series            Series           LargeCap
  Service Shares    Service Shares       Trust II          Trust II           Blend
     Division          Division          Division          Division          Division
-------------------------------------------------------------------------------------------



$           -        $  2,959               $3,092    $           -          $  41,060


      20,209              638                  379            1,552             25,265
-------------------------------------------------------------------------------------------
     (20,209)           2,321                2,713           (1,552)            15,795


     105,713            5,548                  635           53,678             49,576
           -                -                1,640                -            195,525
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     105,713            5,548                2,275           53,678            245,101


     380,195            3,113                3,604          104,520             86,791
-------------------------------------------------------------------------------------------
    $465,699          $10,982               $8,592         $156,646           $347,687
===========================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2004, Except as Noted



                                                                            LargeCap         LargeCap
                                                                             Growth            Stock
                                                                             Equity            Index
                                                                            Division         Division
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                               $  25,510         $  422,601

Expenses:
   Mortality and expense risks                                                65,804            227,780
                                                                       ------------------------------------
                                                                       ------------------------------------
Net investment income (loss)                                                 (40,294)           194,821

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                 5,991             56,602
Capital gains distributions                                                        -                  -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                   5,991             56,602

Change in net unrealized appreciation or depreciation of investments
                                                                             310,297          2,318,389
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations             $275,994         $2,569,812
                                                                       ====================================

See accompanying notes.

                                                  MFS VIT              MFS VIT
                                                 Emerging              MidCap               MFS VIT
       LargeCap              Limited              Growth               Growth            New Discovery
        Value               Term Bond          Service Class        Service Class        Service Class
       Division             Division             Division             Division             Division
-----------------------------------------------------------------------------------------------------------



     $  72,972            $          -           $          -       $          -         $          -


        33,602                   5,179                    324                982                1,486
-----------------------------------------------------------------------------------------------------------
        39,370                  (5,179)                  (324)              (982)              (1,486)


        37,015                  (3,190)                 5,650             (3,787)                (666)
        81,520                       -                      -                  -                    -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       118,535                  (3,190)                 5,650             (3,787)                (666)


       389,830                   6,775                 11,421             31,682               52,997
-----------------------------------------------------------------------------------------------------------
      $547,735                 $(1,594)               $16,747            $26,913              $50,845
===========================================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2004, Except as Noted



                                                                                MFS VIT
                                                                                 Value
                                                                             Service Class     MidCap
                                                                               Division       Division
                                                                            -------------------------------

Investment income (loss)
Income:
   Dividends                                                                      $  1,051  $     660,645

Expenses:
   Mortality and expense risks                                                         831        474,438
                                                                            -------------------------------
                                                                            -------------------------------
Net investment income (loss)                                                           220        186,207

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                      15,438        630,735
Capital gains distributions                                                          3,822      6,542,383
                                                                            -------------------------------
                                                                            -------------------------------
Total realized gains (losses) on investments                                        19,260      7,173,118

Change in net unrealized appreciation or depreciation of
   investments                                                                      21,404      2,783,619
                                                                            -------------------------------
                                                                            -------------------------------
Net increase (decrease) in net assets resulting from operations                    $40,884    $10,142,944
                                                                            ===============================

(1) Commenced operations March 25, 2004. (2) Commenced operations August 21,
2004.

See accompanying notes.

                                                               Neuberger
                                                               Berman AMT          Principal
       MidCap             MidCap              Money             Guardian           LifeTime
       Growth              Value             Market             I Class              2020
      Division           Division           Division          Division (1)       Division (2)
--------------------------------------------------------------------------------------------------



 $             -     $       8,024             $430,780           $     7               $  27


          77,585            60,067              439,010                12                   2
--------------------------------------------------------------------------------------------------
         (77,585)          (52,043)              (8,230)               (5)                 25


          67,046           256,631                    -              (651)                  -
               -         1,204,718                    -                 -                   -
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
          67,046         1,461,349                    -              (651)                  -


       1,068,040           376,619                  610               657                 184
--------------------------------------------------------------------------------------------------
      $1,057,501        $1,785,925           $   (7,620)          $     1                $209
==================================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2004, Except as Noted

                                                                           Principal
                                                                                            Principal
                                                                           LifeTime          LifeTime
                                                                             2030              2040
                                                                         Division (1)      Division (1)
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                                  $1,115         $  1,041

Expenses:
   Mortality and expense risks                                                    77               94
                                                                       ------------------------------------
                                                                       ------------------------------------
Net investment income (loss)                                                   1,038              947

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                    24              104
Capital gains distributions                                                        3                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                      27              104

Change in net unrealized appreciation or depreciation of investments
                                                                               2,611            9,049
                                                                       ====================================
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations               $3,676          $10,100
                                                                       ====================================

(1) Commenced operations August 21, 2004.
(2)   Represented the operations of Real Estate Division until March 1, 2004 name change.

See accompanying notes.

                              Putnam VT
           Principal    Growth & International   Putnam VT          Putnum VT
           LifeTime            Income             Equity             Voyager         Real Estate
             2050             Class IB           Class IB            Class IB        Securities
         Division (1)         Division           Division            Division       Division (2)
      ---------------------------------------------------------------------------------------------



            $   560           $  1,248          $  10,882          $    67,230        $  532,814


                176                320              3,143              260,186           162,177
      ---------------------------------------------------------------------------------------------
                384                928              7,739             (192,956)          370,637


                107              2,000             69,403           (1,104,571)          604,457
                 12                  -                  -                    -         2,512,880
      ---------------------------------------------------------------------------------------------
      ---------------------------------------------------------------------------------------------
                119              2,000             69,403           (1,104,571)        3,117,337


              6,174             10,561            121,677            2,460,999         3,353,099
      ---------------------------------------------------------------------------------------------
             $6,677            $13,489           $198,819           $1,163,472        $6,841,073
      =============================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2004, Except as Noted


                                                                                             SmallCap
                                                                           SmallCap           Growth
                                                                           Division          Division
                                                                       ------------------------------------

Investment income (loss)
Income:
   Dividends                                                           $              - $             -

Expenses:
   Mortality and expense risks                                                113,321           143,990
                                                                       ------------------------------------
                                                                       ------------------------------------
Net investment income (loss)                                                 (113,321)         (143,990)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                152,532          (500,647)
Capital gains distributions                                                         -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                  152,532          (500,647)

Change in net unrealized appreciation or depreciation of investments
                                                                            2,801,261         2,194,304
                                                                       ====================================
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations            $2,840,472        $1,549,667
                                                                       ====================================

See accompanying notes.

                   Vanguard     Vanguard VIF     Vanguard         Wells          Wells          Wells
                                                                                               Fargo VT
                                                    VIF         Fargo VT        Fargo VT        Large
    SmallCap          VIF          Equity         Mid-Cap         Asset          Equity        Company
     Value         Balanced         Index          Index       Allocation        Income         Growth
    Division       Division       Division       Division       Division        Division       Division
-----------------------------------------------------------------------------------------------------------



  $    39,322       $  36,741      $  46,593      $   6,254        $12,280       $  2,211      $        -


      167,323           5,307         12,974          3,315          4,776          1,113             740
-----------------------------------------------------------------------------------------------------------
     (128,001)         31,434         33,619          2,939          7,504          1,098            (740)


      763,960          55,340        109,646         34,922          5,491          4,820           3,959
    2,401,722               -         91,855              -         18,725              -               -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    3,165,682          55,340        201,501         34,922         24,216          4,820           3,959


    1,864,153         148,981        357,931        217,883         19,729          8,621          11,428
-----------------------------------------------------------------------------------------------------------
   $4,901,834        $235,755       $593,051       $255,744        $51,449        $14,539         $14,647
===========================================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                       Statements of Changes in Net Assets

         For The Years Ended December 31, 2004 and 2003, Except as Noted


                                                                                     AIM V.I.
                                                                                    Aggressive
                                                                                      Growth
                                                                                     Series 1
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2004             2003
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          $      (532)     $      (127)
   Total realized gains (losses) on investments                               18,826            1,608
   Change in net unrealized appreciation or depreciation of
     investments                                                              24,078           29,859
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations               42,372           31,340

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           413,971          233,310
   Contract terminations and surrenders                                       (3,717)          (2,433)
   Death benefit payments                                                          -                -
   Policy loan transfers                                                           -                -
   Transfers to other contracts                                             (151,047)         (86,887)
   Cost of insurance and administration charges                               (5,969)          (1,467)
   Surrender charges                                                               -               67
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions           253,238          142,590
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                    295,610          173,930

Net assets at beginning of period                                            177,803            3,873
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $473,413         $177,803
                                                                        ===================================

(1) Commenced operations March 18, 2004.
(2) Represented the operations of INVESCO VIF - Dynamics Division until October 15, 2004 name change.

See accompanying notes.

           AIM V.I.                       AIM V.I.                 AIM V.I.                 AIM V.I.
         Core Equity                    Core Equity               Core Stock                Dynamics
           Series I                       Series II                Series I                 Series I
           Division                       Division               Division (1)             Division (2)
 ----------------------------- ------------------------------- ------------------ -----------------------------
 ----------------------------- ------------------------------- ------------------ -----------------------------
      2004          2003            2004           2003              2004             2004          2003
 ----------------------------- ------------------------------- ------------------ -----------------------------
 ----------------------------- ------------------------------- ------------------ -----------------------------



 $       1,590 $       3,769      $      417     $     247         $     370        $    (4,145)    $  (2,300)
        48,775        (8,328)            598           169              (273)            42,251        (3,473)

        45,984       218,923           5,246         3,335             2,106             30,014       100,668
 ----------------------------- ------------------------------- ------------------------------------------------
 ----------------------------- ------------------------------- ------------------------------------------------
        96,349       214,364           6,261         3,751             2,203             68,120        94,895



     1,910,786     2,032,237          81,404        42,121            72,142            805,116       766,175
       (27,826)      (26,980)            (65)            -                 -             (8,295)      (14,349)
             -             -               -             -                 -                (28)            -
      (221,856)      (12,659)              -             -                 -            (39,837)       (4,253)
    (1,531,352)   (1,521,430)        (11,384)       (1,981)          (17,614)          (785,587)     (432,552)
      (105,276)      (97,418)        (10,514)       (2,401)             (598)           (29,894)      (25,181)
       (16,957)      (10,799)           (106)            -                 -             (2,917)       (4,509)
 ----------------------------- ------------------------------- ------------------------------------------------
 ----------------------------- ------------------------------- ------------------------------------------------
         7,519       362,951          59,335        37,739            53,930            (61,442)      285,331
 ----------------------------- ------------------------------- ------------------------------------------------
 ----------------------------- ------------------------------- ------------------------------------------------
       103,868       577,315          65,596        41,490            56,133              6,678       380,226

     1,218,220       640,905          41,490             -                 -            554,531       174,305
 ----------------------------- ------------------------------- ------------------ -----------------------------
 ----------------------------- ------------------------------- ------------------ -----------------------------
    $1,322,088    $1,218,220        $107,086       $41,490           $56,133           $561,209      $554,531
 ============================= =============================== ================== =============================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2004 and 2003, Except as Noted


                                                                                    AIM V.I.
                                                                                     Growth
                                                                                    Series I
                                                                                    Division
                                                                        ---------------------------------
                                                                        ---------------------------------
                                                                              2004            2003
                                                                        ---------------------------------
                                                                        ---------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $   (15,452)  $      (9,132)
   Total realized gains (losses) on investments                                32,557          (7,963)
   Change in net unrealized appreciation or depreciation of
     investments                                                               96,347         288,378
                                                                        ---------------------------------
                                                                        ---------------------------------
Net increase (decrease) in net assets resulting from operations               113,452         271,283

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                          1,352,866       1,193,595
   Contract terminations and surrenders                                       (63,415)        (10,698)
   Death benefit payments                                                           -               -
   Policy loan transfers                                                      (14,675)        (16,228)
   Transfers to other contracts                                              (952,915)       (503,726)
   Cost of insurance and administration charges                              (122,469)       (109,576)
   Surrender charges                                                          (22,604)         (4,015)
                                                                        ---------------------------------
                                                                        ---------------------------------
Increase (decrease) in net assets from policy related transactions            176,788         549,352
                                                                        ---------------------------------
                                                                        ---------------------------------
Total increase (decrease)                                                     290,240         820,635

Net assets at beginning of period                                           1,480,688         660,053
                                                                        ---------------------------------
                                                                        ---------------------------------
Net assets at end of period                                                $1,770,928      $1,480,688
                                                                        =================================

(1) Represented operations of INVESCO VIF - Health Sciences Division until October 15, 2004 name change.

See accompanying notes

                                                   AIM V.I.                          AIM V.I.
               AIM V.I.                             Health                         International
                Growth                             Sciences                           Growth
              Series II                            Series I                          Series I
               Division                          Division (1)                        Division
 ----------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------
        2004              2003              2004            2003               2004           2003
 ----------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------



    $      (315)      $     (28)        $    (29,597)     $   (15,232)     $    2,339        $       76
            167              11               71,188          (13,912)          1,253                 8

          7,088           1,403              193,429          485,929          59,757             3,393
 ----------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------
          6,940           1,386              235,020          456,785          63,349             3,477



        104,468          23,728            4,484,064        3,168,818         583,406            22,007
           (216)              -              (54,450)         (67,832)              -                 -
              -               -                    -           (1,037)              -                 -
         (1,860)              -              (40,416)          (7,136)              -                 -
           (645)           (165)          (3,195,655)      (1,496,490)        (18,950)           (9,576)
        (17,475)         (3,116)            (288,858)        (225,762)         (1,594)                -
           (349)              -              (24,010)         (22,374)              -                 -
 ----------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------
         83,923          20,447              880,675        1,348,187         562,862            12,431
 ----------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------
         90,863          21,833            1,115,695        1,804,972         626,211            15,908

         21,833               -            2,912,591        1,107,619          15,908                 -
 ----------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------
       $112,696         $21,833           $4,028,286       $2,912,591        $642,119           $15,908
 ==========================================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2004 and 2003, Except as Noted


                                                                                   AIM V.I.
                                                                                   Premier
                                                                                    Equity
                                                                                   Series I
                                                                                   Division
                                                                    ---------------------------------------
                                                                    ---------------------------------------
                                                                           2004               2003
                                                                    ---------------------------------------
                                                                    ---------------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                       $    (12,543)      $    (11,394)
   Total realized gains (losses) on investments                             64,049            (76,087)
   Change in net unrealized appreciation or depreciation of
     investments                                                           131,678            611,993
                                                                    ---------------------------------------
                                                                    ---------------------------------------
Net increase (decrease) in net assets resulting from operations            183,184            524,512

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                       3,949,539          5,622,981
   Contract terminations and surrenders                                    (58,267)           (76,522)
   Death benefit payments                                                   (2,302)                 -
   Policy loan transfers                                                  (212,400)            (2,304)
   Transfers to other contracts                                         (3,234,785)        (4,215,113)
   Cost of insurance and administration charges                           (232,948)          (229,000)
   Surrender charges                                                       (22,702)           (27,950)
                                                                    ---------------------------------------
                                                                    ---------------------------------------
Increase (decrease) in net assets from policy related transactions         186,135          1,072,092
                                                                    ---------------------------------------
                                                                    ---------------------------------------
Total increase (decrease)                                                  369,319          1,596,604

Net assets at beginning of period                                        3,223,678          1,627,074
                                                                    ---------------------------------------
                                                                    ---------------------------------------
Net assets at end of period                                             $3,592,997         $3,223,678
                                                                    =======================================

(1) Represented the operations of INVESCO VIF - Small Company Division until October 15, 2004 name change.
(2) Represented the operations of INVESCO VIF -
Technology Division until October 15, 2004 name change.

See accompanying notes.

                                                       AIM V.I.
               AIM V.I.                                 Small
               Premier                                 Company                                 AIM V.I.
                Equity                                  Growth                                Technology
              Series II                                Series I                                Series I
               Division                              Division (1)                            Division (2)
--------------------------------------- --------------------------------------- ---------------------------------------
--------------------------------------- --------------------------------------- ---------------------------------------
       2004               2003                 2004               2003                 2004               2003
--------------------------------------- --------------------------------------- ---------------------------------------
--------------------------------------- --------------------------------------- ---------------------------------------



     $      (508)     $        65        $    (11,371)      $      (5,613)         $    (17,358)     $      (8,224)
             139              133              46,462               4,793                39,720             (9,564)

          35,541           11,275             181,406             235,015                44,207            390,163
--------------------------------------- --------------------------------------- ---------------------------------------
--------------------------------------- --------------------------------------- ---------------------------------------
          35,172           11,473             216,497             234,195                66,569            372,375



         609,596          157,572           2,311,151           1,812,498             2,721,477          2,090,364
          (2,798)               -             (47,428)            (13,547)              (54,931)           (67,577)
          (1,861)               -              (2,249)                  -                   (28)                 -
             (20)               -               1,584              (3,563)              (38,026)            (8,040)
         (25,430)          (1,102)         (1,557,253)         (1,206,804)           (1,950,446)        (1,052,303)
         (83,197)         (15,223)            (92,934)            (75,548)             (143,652)           (95,708)
          (4,536)            (226)            (17,255)             (4,164)              (18,487)           (21,510)
--------------------------------------- --------------------------------------- ---------------------------------------
--------------------------------------- --------------------------------------- ---------------------------------------
         491,754          141,021             595,616             508,872               515,907            845,226
--------------------------------------- --------------------------------------- ---------------------------------------
--------------------------------------- --------------------------------------- ---------------------------------------
         526,926          152,494             812,113             743,067               582,476          1,217,601

         152,494                -           1,169,990             426,923             1,650,549            432,948
--------------------------------------- --------------------------------------- ---------------------------------------
--------------------------------------- --------------------------------------- ---------------------------------------
        $679,420         $152,494          $1,982,103          $1,169,990            $2,233,025         $1,650,549
======================================= ======================================= =======================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2004 and 2003, Except as Noted


                                                                                   American
                                                                                  Century VP
                                                                                   Income &
                                                                                    Growth
                                                                                   Division
                                                                    ---------------------------------------
                                                                    ---------------------------------------
                                                                           2004               2003
                                                                    ---------------------------------------
                                                                    ---------------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                        $     13,374      $      5,672
   Total realized gains (losses) on investments                              55,329           (17,121)
   Change in net unrealized appreciation or depreciation of
     investments                                                            247,961           465,768
                                                                    ---------------------------------------
                                                                    ---------------------------------------
Net increase (decrease) in net assets resulting from operations             316,664           454,319

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                        2,583,964         2,092,394
   Contract terminations and surrenders                                    (111,697)          (44,147)
   Death benefit payments                                                      (258)                -
   Policy loan transfers                                                        176           (43,499)
   Transfers to other contracts                                          (1,839,003)       (1,082,054)
   Cost of insurance and administration charges                            (200,079)         (186,327)
   Surrender charges                                                        (56,167)          (16,862)
                                                                    ---------------------------------------
                                                                    ---------------------------------------
Increase (decrease) in net assets from policy related transactions          376,936           719,505
                                                                    ---------------------------------------
                                                                    ---------------------------------------
Total increase (decrease)                                                   693,600         1,173,824

Net assets at beginning of period                                         2,348,173         1,174,349
                                                                    ---------------------------------------
                                                                    ---------------------------------------
Net assets at end of period                                              $3,041,773        $2,348,173
                                                                    =======================================

See accompanying notes.

                                                       American
               American                             Century VP II                               American
              Century VP                               Income &                             Century VP II
                Ultra                                   Growth                               International
               Division                                Division                                Division
--------------------------------------- --------------------------------------- ---------------------------------------
--------------------------------------- --------------------------------------- ---------------------------------------
       2004               2003                 2004               2003                 2004               2003
--------------------------------------- --------------------------------------- ---------------------------------------
--------------------------------------- --------------------------------------- ---------------------------------------



 $     (14,272)      $     (6,735)          $       154         $       45         $       (235)       $     (111)
        31,467             (7,629)                1,341                354                7,085               133

       143,868            206,600                29,148              9,057               35,248            14,699
--------------------------------------- --------------------------------------- ---------------------------------------
--------------------------------------- --------------------------------------- ---------------------------------------
       161,063            192,236                30,643              9,456               42,098            14,721



     2,474,753          1,311,421               477,418             82,773              539,113           101,870
       (45,352)           (10,502)                 (238)                 -                    -                 -
             -                  -                     -                  -                    -                 -
      (186,665)            (3,606)               (3,529)                 -                    -                 -
    (1,232,108)          (665,286)              (31,161)           (14,465)            (286,061)           (4,506)
      (132,342)          (111,062)              (24,886)            (4,535)              (2,237)             (124)
       (29,241)            (5,394)                 (386)               (36)                   -                 -
--------------------------------------- --------------------------------------- ---------------------------------------
--------------------------------------- --------------------------------------- ---------------------------------------
       849,045            515,571               417,218             63,737              250,815            97,240
--------------------------------------- --------------------------------------- ---------------------------------------
--------------------------------------- --------------------------------------- ---------------------------------------
     1,010,108            707,807               447,861             73,193              292,913           111,961

     1,235,426            527,619                73,193                  -              111,961                 -
--------------------------------------- --------------------------------------- ---------------------------------------
--------------------------------------- --------------------------------------- ---------------------------------------
    $2,245,534         $1,235,426              $521,054            $73,193             $404,874          $111,961
======================================= ======================================= =======================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2004 and 2003, Except as Noted


                                                                                    American
                                                                                 Century VP II
                                                                                      Ultra
                                                                                    Division
                                                                     ---------------------------------------
                                                                     ---------------------------------------
                                                                            2004               2003
                                                                     ---------------------------------------
                                                                     ---------------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          $  (2,124)       $      (449)
   Total realized gains (losses) on investments                             24,549                782
   Change in net unrealized appreciation or depreciation of
     investments                                                            37,509             37,741
                                                                     ---------------------------------------
                                                                     ---------------------------------------
Net increase (decrease) in net assets resulting from operations             59,934             38,074

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                         699,036            234,677
   Contract terminations and surrenders                                   (134,447)                 -
   Death benefit payments                                                        -                  -
   Policy loan transfers                                                    (5,377)                 -
   Transfers to other contracts                                           (122,012)           (37,038)
   Cost of insurance and administration charges                            (43,682)            (8,913)
   Surrender charges                                                            40                  -
                                                                     ---------------------------------------
                                                                     ---------------------------------------
Increase (decrease) in net assets from policy related transactions         393,558            188,726
                                                                     ---------------------------------------
                                                                     ---------------------------------------
Total increase (decrease)                                                  453,492            226,800

Net assets at beginning of period                                          302,404             75,604
                                                                     ---------------------------------------
                                                                     ---------------------------------------
Net assets at end of period                                               $755,896           $302,404
                                                                     =======================================

See accompanying notes.

                American
             Century VP II                                 Asset
                 Value                                  Allocation                                 Balanced
                Division                                 Division                                  Division
----------------------------------------- ---------------------------------------- -----------------------------------------
----------------------------------------- ---------------------------------------- -----------------------------------------
        2004                2003                  2004               2003                  2004                2003
----------------------------------------- ---------------------------------------- -----------------------------------------
----------------------------------------- ---------------------------------------- -----------------------------------------



    $     (2,152)      $        (915)       $     341,261      $       85,244         $    188,741       $     250,614
          70,633               6,259               39,529            (108,633)             (95,233)           (237,964)

         237,710             221,787              710,445           1,968,282            1,320,852           2,252,053
----------------------------------------- ---------------------------------------- -----------------------------------------
----------------------------------------- ---------------------------------------- -----------------------------------------
         306,191             227,131            1,091,235           1,944,893            1,414,360           2,264,703



       3,249,846           1,673,100            9,385,552           9,523,873            6,812,365           5,756,048
        (111,359)            (16,571)            (520,727)           (311,474)            (812,777)           (795,895)
               -                   -              (16,048)             (9,350)            (244,170)            (95,075)
          (7,291)               (679)            (201,026)            (33,934)            (169,723)            (84,095)
      (1,457,125)           (741,100)          (6,660,739)         (4,455,983)          (3,604,548)         (2,653,659)
        (146,438)            (71,314)          (1,010,537)           (788,796)          (1,179,372)         (1,120,949)
          (4,560)             (5,421)            (174,119)           (145,709)            (181,561)           (191,063)
----------------------------------------- ---------------------------------------- -----------------------------------------
----------------------------------------- ---------------------------------------- -----------------------------------------
       1,523,073             838,015              802,356           3,778,627              620,214             815,312
----------------------------------------- ---------------------------------------- -----------------------------------------
----------------------------------------- ---------------------------------------- -----------------------------------------
       1,829,264           1,065,146            1,893,591           5,723,520            2,034,574           3,080,015

       1,410,397             345,251           13,695,194           7,971,674           15,053,454          11,973,439
----------------------------------------- ---------------------------------------- -----------------------------------------
----------------------------------------- ---------------------------------------- -----------------------------------------
      $3,239,661          $1,410,397          $15,588,785         $13,695,194          $17,088,028         $15,053,454
========================================= ======================================== =========================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2004 and 2003, Except as Noted




                                                                                       Bond
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2004             2003
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                            $  1,121,575    $     802,071
   Total realized gains (losses) on investments                                  80,564          146,476
   Change in net unrealized appreciation or depreciation of
     investments                                                                 46,844           (7,836)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations               1,248,983          940,711

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           24,334,527       34,251,076
   Contract terminations and surrenders                                      (1,037,622)      (1,858,355)
   Death benefit payments                                                      (140,581)         (42,948)
   Policy loan transfers                                                       (260,332)          64,745
   Transfers to other contracts                                             (16,857,231)     (23,206,889)
   Cost of insurance and administration charges                              (2,213,850)      (2,328,983)
   Surrender charges                                                           (282,723)        (463,299)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions            3,542,188        6,415,347
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                     4,791,171        7,356,058

Net assets at beginning of period                                            29,416,472       22,060,414
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $34,207,643      $29,416,472
                                                                        ===================================

See accompanying notes.

                                                                                     Dreyfus IP
                                                 Dreyfus IP                           Founders
               Capital                           Core Value                           Discovery
                Value                          Service Shares                      Initial Shares
               Division                           Division                            Division
  ----------------------------------- ----------------------------------  ----------------------------------
  ----------------------------------- ----------------------------------  ----------------------------------
        2004             2003               2004             2003               2004             2003
  ----------------------------------- ----------------------------------  ----------------------------------
  ----------------------------------- ----------------------------------  ----------------------------------



    $     316,735     $    242,853    $       5,671      $       853         $   (5,498)       $  (2,657)
          (37,575)        (553,033)          12,770            3,126              7,098           (1,317)

        4,776,814        8,334,911           63,894           60,633             63,963          114,524
  ----------------------------------- ----------------------------------  ----------------------------------
  ----------------------------------- ----------------------------------  ----------------------------------
        5,055,974        8,024,731           82,335           64,612             65,563          110,550



       12,354,391       12,548,925          770,987          517,425            852,349          516,531
       (2,174,191)      (1,526,074)               -                -            (32,014)          (4,490)
         (188,917)         (49,650)               -                -                  -                -
         (534,691)        (206,894)         (47,949)        (145,748)            (5,799)            (150)
       (2,931,089)      (3,450,732)        (238,996)             (30)          (374,771)        (221,471)
       (2,823,156)      (2,882,754)         (10,996)          (1,146)           (45,077)         (33,947)
         (504,344)        (423,737)               -                -             (9,684)          (1,578)
  ----------------------------------- ----------------------------------  ----------------------------------
  ----------------------------------- ----------------------------------  ----------------------------------
        3,198,003        4,009,084          473,046          370,501            385,004          254,895
  ----------------------------------- ----------------------------------  ----------------------------------
  ----------------------------------- ----------------------------------  ----------------------------------
        8,253,977       12,033,815          555,381          435,113            450,567          365,445

       42,124,465       30,090,650          457,048           21,935            532,889          167,444
  ----------------------------------- ----------------------------------  ----------------------------------
  ----------------------------------- ----------------------------------  ----------------------------------
      $50,378,442      $42,124,465       $1,012,429         $457,048           $983,456         $532,889
  =================================== ==================================  ==================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2004 and 2003, Except as Noted


                                                                           Dreyfus IP
                                                                            Founders
                                                                             Growth
                                                                         Initial Shares
                                                                          Division (1)
                                                                        ------------------
                                                                        ------------------
                                                                              2004
                                                                        ------------------
                                                                        ------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                              $      141
   Total realized gains (losses) on investments                                       -
   Change in net unrealized appreciation or depreciation of
     investments                                                                    950
                                                                        ------------------
                                                                        ------------------
Net increase (decrease) in net assets resulting from operations                   1,091

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                               35,811
   Contract terminations and surrenders                                               -
   Death benefit payments                                                             -
   Policy loan transfers                                                              -
   Transfers to other contracts                                                  (1,277)
   Cost of insurance and administration charges                                      (8)
   Surrender charges                                                                  -
                                                                        ------------------
                                                                        ------------------
Increase (decrease) in net assets from policy related transactions               34,526
                                                                        ------------------
                                                                        ------------------
Total increase (decrease)                                                        35,617

Net assets at beginning of period                                                     -
                                                                        ------------------
                                                                        ------------------
Net assets at end of period                                                     $35,617
                                                                        ==================

(1) Commenced operations November 23, 2004.

See accompanying notes.

              Dreyfus                            Dreyfus VIF
              Socially                           Appreciation                            Dreyfus VIF
             Responsible                        Service Shares                            Developing
               Growth                              Division                                Leaders
           Service Shares                                                               Service Shares
              Division                                                                     Division
-------------------------------------------------------------------------- -----------------------------------------
-------------------------------------------------------------------------- -----------------------------------------
       2004              2003               2004              2003                 2004                2003
-------------------------------------------------------------------------- -----------------------------------------
-------------------------------------------------------------------------- -----------------------------------------



    $      (44)        $      (30)       $    4,471         $     458        $     (5,052)     $       (1,746)
            67                21              1,494               167              79,257              25,258

         1,393             2,203              6,589             3,075              98,066             165,353
-------------------------------------------------------------------------- -----------------------------------------
-------------------------------------------------------------------------- -----------------------------------------
         1,416             2,194             12,554             3,700             172,271             188,865



        15,597            14,083            388,986            48,578           2,071,034           2,112,048
             -                 -             (2,501)           (1,158)            (42,078)                  -
             -                 -                  -                 -                (965)                  -
             -                 -                  -                 -                 (15)                  -
             -                 -            (69,149)           (4,667)         (1,088,503)         (1,311,704)
          (632)             (302)            (4,672)             (380)            (74,085)            (13,098)
             -                 -                  -                32              (1,985)               (162)
-------------------------------------------------------------------------- -----------------------------------------
-------------------------------------------------------------------------- -----------------------------------------
        14,965            13,781            312,664            42,405             863,403             787,084
-------------------------------------------------------------------------- -----------------------------------------
-------------------------------------------------------------------------- -----------------------------------------
        16,381            15,975            325,218            46,105           1,035,674             975,949

        15,975                 -             46,105                 -             991,250              15,301
-------------------------------------------------------------------------- -----------------------------------------
-------------------------------------------------------------------------- -----------------------------------------
       $32,356           $15,975           $371,323           $46,105          $2,026,924       $     991,250
========================================================================== =========================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2004 and 2003, Except as Noted


                                                                                   Dreyfus VIF
                                                                                   Quality Bond
                                                                                  Service Shares
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2004             2003
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                             $     19,955      $   1,215
   Total realized gains (losses) on investments                                  (12,161)         1,643
   Change in net unrealized appreciation or depreciation of
     investments                                                                   2,543         (1,837)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations                   10,337          1,021

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                             1,208,825        197,821
   Contract terminations and surrenders                                                -              -
   Death benefit payments                                                              -              -
   Policy loan transfers                                                         (60,405)             -
   Transfers to other contracts                                                 (656,242)      (105,285)
   Cost of insurance and administration charges                                   (6,188)          (937)
   Surrender charges                                                                   -              -
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions               485,990         91,599
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                        496,327         92,620

Net assets at beginning of period                                                 92,620              -
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                  $   588,947      $  92,620
                                                                        ===================================

(1) Represented the operations of Utilities Division until March 1, 2004 name change.

See accompanying notes.

                                                                                                 Fidelity VIP
                   Equity                                     Equity                            Equity-Income
                   Growth                                     Income                            Initial Class
                  Division                                 Division (1)                            Division
-------------------------------------------------------------------------------------------------------------------------
         2004                   2003                  2004                2003               2004             2003
-------------------------------------------------------------------------------------------------------------------------



  $    (236,394)         $    (202,117)           $    107,430         $     97,682     $     183,179      $     172,214
       (438,762)              (676,350)                (49,420)             (56,194)          216,141           (226,061)

      6,308,719             11,958,474                 502,715              282,333         2,814,094          6,059,773
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      5,633,563             11,080,007                 560,725              323,821         3,213,414          6,005,926



     22,521,598             29,238,581               1,848,572            1,620,756        23,253,313         19,047,744
     (2,323,955)            (1,913,311)               (170,584)            (114,424)       (1,331,078)          (843,548)
       (151,672)               (41,550)                      -                 (928)          (14,874)           (41,879)
       (717,422)              (390,107)                (43,112)              (8,810)         (530,564)          (210,760)
    (10,044,006)            (9,190,836)               (764,019)            (606,511)      (15,495,853)       (12,246,407)
     (5,072,461)            (4,471,320)               (281,991)            (263,692)       (1,792,584)        (1,667,301)
       (712,679)              (653,548)                (49,963)             (36,278)         (426,743)          (275,855)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      3,499,403             12,577,909                 538,903              590,113         3,661,617          3,761,994
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      9,132,966             23,657,916               1,099,628              913,934         6,875,031          9,767,920

     64,208,666             40,550,750               3,041,127            2,127,193        27,696,305         17,928,385
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
    $73,341,632            $64,208,666              $4,140,755           $3,041,127       $34,571,336        $27,696,305
=========================================================================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2004 and 2003, Except as Noted


                                                                                   Fidelity VIP
                                                                                  Equity-Income
                                                                                     Service
                                                                                     Class 2
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2004             2003
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $     14,159      $     13,571
   Total realized gains (losses) on investments                                 84,769            30,190
   Change in net unrealized appreciation or depreciation of
     investments                                                               293,679           254,290
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations                392,607           298,051

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           4,290,116         3,163,026
   Contract terminations and surrenders                                       (104,164)          (21,974)
   Death benefit payments                                                       (1,851)                -
   Policy loan transfers                                                        (3,066)                -
   Transfers to other contracts                                             (1,011,052)       (1,909,574)
   Cost of insurance and administration charges                               (172,602)          (28,035)
   Surrender charges                                                            (4,804)              506
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions           2,992,577         1,203,949
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                    3,385,184         1,502,000

Net assets at beginning of period                                            1,572,529            70,529
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $4,957,713        $1,572,529
                                                                        ===================================

See accompanying notes

           Fidelity VIP                                                         Fidelity VIP
              Growth                          Fidelity VIP                      High Income
              Service                         High Income                         Service
              Class 2                        Initial Class                        Class 2
             Division                           Division                          Division
  --------------------------------  --------------------------------- ---------------------------------
  --------------------------------  --------------------------------- ---------------------------------
       2004            2003               2004            2003              2004            2003
  --------------------------------  --------------------------------- ---------------------------------
  --------------------------------  --------------------------------- ---------------------------------



    $    (19,079)  $     (4,928)       $   415,878     $   228,537       $    29,217       $  11,577
          26,731         24,632            (58,985)        (78,423)            9,611           2,526

         115,670        169,666            133,701         830,642            41,318          34,925
  --------------------------------  --------------------------------- ---------------------------------
  --------------------------------  --------------------------------- ---------------------------------
         123,322        189,370            490,594         980,756            80,146          49,028



       5,268,732      2,452,577          4,354,215       4,488,140         1,255,741         610,212
         (15,607)       (24,646)          (292,958)       (307,251)           (4,367)         (5,435)
            (649)             -            (19,855)         (2,814)                -               -
        (110,027)       (10,327)           (39,248)        (52,120)          (46,203)              -
      (2,315,412)      (771,503)        (3,310,978)     (2,454,407)         (320,692)       (305,139)
        (217,946)       (75,207)          (353,541)       (319,902)          (19,645)         (3,159)
          (7,942)        (4,321)           (88,085)       (115,714)             (935)            150
  --------------------------------  --------------------------------- ---------------------------------
  --------------------------------  --------------------------------- ---------------------------------
       2,601,149      1,566,573            249,550       1,235,932           863,899         296,629
  --------------------------------  --------------------------------- ---------------------------------
  --------------------------------  --------------------------------- ---------------------------------
       2,724,471      1,755,943            740,144       2,216,688           944,045         345,657

       1,909,192        153,249          5,507,597       3,290,909           345,657               -
  --------------------------------  --------------------------------- ---------------------------------
  --------------------------------  --------------------------------- ---------------------------------
      $4,633,663     $1,909,192         $6,247,741      $5,507,597        $1,289,702        $345,657
  ================================  ================================= =================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2004 and 2003, Except as Noted


                                                                                 Fidelity VIP II
                                                                                  Asset Manager
                                                                                     Service
                                                                                     Class 2
                                                                                     Division
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                             2004              2003
                                                                       ------------------------------------
                                                                       ------------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                             $  10,586       $      132
   Total realized gains (losses) on investments                                 1,847            1,465
   Change in net unrealized appreciation or depreciation of
     investments                                                               20,533            6,056
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations                32,966            7,653

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                            808,045          851,157
   Contract terminations and surrenders                                             -           (4,609)
   Death benefit payments                                                           -                -
   Policy loan transfers                                                            -                -
   Transfers to other contracts                                              (529,251)        (315,220)
   Cost of insurance and administration charges                                (6,651)            (833)
   Surrender charges                                                                -              127
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from policy related transactions            272,143          530,622
                                                                       ------------------------------------
                                                                       ------------------------------------
Total increase (decrease)                                                     305,109          538,275

Net assets at beginning of period                                             538,275                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of period                                                  $843,384         $538,275
                                                                       ====================================

See accompanying notes.

                                           Fidelity VIP II                        Fidelity VIP III
         Fidelity VIP II                     Contrafund                                Mid Cap
           Contrafund                          Service                                 Service
          Initial Class                        Class 2                                 Class 2
            Division                           Division                               Division
--------------------------------------------------------------------  ------------------------------------------
      2004            2003              2004            2003                  2004                2003
--------------------------------------------------------------------  ------------------------------------------
--------------------------------------------------------------------  ------------------------------------------



  $   (297,661)    $   (176,191)   $      (6,511)   $       (775)      $      (8,447)      $        (214)
       284,796         (284,799)          30,151           1,692             152,748               1,745

     8,603,464       12,324,817          401,817         114,558             623,059             208,991
--------------------------------------------------------------------  ------------------------------------------
--------------------------------------------------------------------  ------------------------------------------
     8,590,599       11,863,827          425,457         115,475             767,360             210,522



    27,753,576       23,595,001        4,115,211         867,317           4,273,460           2,137,444
    (2,455,487)      (1,883,897)        (116,136)         (5,229)           (209,495)             (4,029)
      (123,646)        (105,511)               -               -                   -                   -
      (456,715)        (427,949)          (2,790)           (765)           (176,061)                  -
   (16,558,799)     (12,405,412)        (552,174)       (199,399)           (991,850)         (1,318,153)
    (3,760,609)      (3,673,034)        (155,884)        (24,929)            (78,588)             (8,889)
      (759,554)        (641,550)          (5,308)             47               1,474                 111
--------------------------------------------------------------------  ------------------------------------------
--------------------------------------------------------------------  ------------------------------------------
     3,638,766        4,457,648        3,282,919         637,042           2,818,940             806,484
--------------------------------------------------------------------  ------------------------------------------
--------------------------------------------------------------------  ------------------------------------------
    12,229,365       16,321,475        3,708,376         752,517           3,586,300           1,017,006

    56,443,399       40,121,924          784,680          32,163           1,045,357              28,351
--------------------------------------------------------------------  ------------------------------------------
--------------------------------------------------------------------  ------------------------------------------
   $68,672,764      $56,443,399       $4,493,056       $ 784,680          $4,631,657          $1,045,357
====================================================================  ==========================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2004 and 2003, Except as Noted



                                                                                     Franklin
                                                                                      Income
                                                                                    Securities
                                                                                     Class 2
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2004             2003
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          $      18,468       $    1,297
   Total realized gains (losses) on investments                                 59,432            6,958
   Change in net unrealized appreciation or depreciation of
     investments                                                                83,492           19,268
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations                161,392           27,523

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           2,182,883          317,168
   Contract terminations and surrenders                                        (53,618)               -
   Death benefit payments                                                            -                -
   Policy loan transfers                                                      (498,813)               -
   Transfers to other contracts                                               (782,723)        (120,869)
   Cost of insurance and administration charges                                 (9,256)            (532)
   Surrender charges                                                               476                -
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions             838,949          195,767
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                    1,000,341          223,290

Net assets at beginning of period                                              230,404            7,114
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $1,230,745         $230,404
                                                                        ===================================

See accompanying notes.

            Franklin                          Franklin
        Mutual Discovery                    Mutual Shares
           Securities                        Securities
            Class 2                            Class 2
            Division                          Division
---------------------------------  --------------------------------
---------------------------------  --------------------------------
      2004            2003              2004            2003
---------------------------------  --------------------------------
---------------------------------  --------------------------------



  $     2,651      $    1,983       $       5,331     $    2,407
       38,016           1,989              24,480          1,495

       72,759          33,102              83,457         61,822
---------------------------------  --------------------------------
---------------------------------  --------------------------------
      113,426          37,074             113,268         65,724



    1,050,598         327,837           1,206,574        691,148
      (35,401)         (1,060)             (3,035)             -
            -               -                   -              -
     (157,390)              -                   -              -
     (275,287)       (182,622)           (505,607)      (220,480)
       (7,608)           (696)            (13,504)        (2,382)
          314              29                   -              -
---------------------------------  --------------------------------
---------------------------------  --------------------------------
      575,226         143,488             684,428        468,286
---------------------------------  --------------------------------
---------------------------------  --------------------------------
      688,652         180,562             797,696        534,010

      195,104          14,542             536,414          2,404
---------------------------------  --------------------------------
---------------------------------  --------------------------------
     $883,756        $195,104          $1,334,110       $536,414
=================================  ================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2004 and 2003, Except as Noted


                                                                                     Franklin
                                                                                 Rising Dividends
                                                                                    Securities
                                                                                     Class 2
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2004             2003
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $      6,547       $    3,246
   Total realized gains (losses) on investments                                105,504           16,630
   Change in net unrealized appreciation or depreciation of
     investments                                                                82,397          109,960
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations                194,448          129,836

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           2,627,249          648,798
   Contract terminations and surrenders                                       (322,463)          (3,212)
   Death benefit payments                                                            -                -
   Policy loan transfers                                                      (150,360)               -
   Transfers to other contracts                                               (962,507)        (127,777)
   Cost of insurance and administration charges                                (22,406)          (5,887)
   Surrender charges                                                             2,852               89
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions           1,172,365          512,011
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                    1,366,813          641,847

Net assets at beginning of period                                              796,474          154,627
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $2,163,287         $796,474
                                                                        ===================================

See accompanying notes.

             Franklin
            Small Cap
               Value
            Securities                          Government                            Growth
             Class 2                            Securities
             Division                            Division                            Division
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
      2004             2003               2004             2003               2004             2003
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------



$      (1,217)     $       282        $     952,139    $     668,238      $    (124,554)   $    (115,622)
      118,342           31,753              (35,923)          97,465           (438,106)        (485,103)

      133,492          113,498             (214,105)        (536,579)         2,066,600        3,994,502
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
      250,617          145,533              702,111          229,124          1,503,940        3,393,777



    1,559,686          737,518           24,434,100       32,099,764          5,573,851        6,419,812
     (220,217)         (18,822)            (967,111)        (850,418)          (959,566)        (538,599)
            -                -              (42,194)         (20,620)           (39,244)         (12,426)
            -                -             (161,521)        (557,190)          (221,922)        (133,323)
     (559,456)        (382,911)         (20,651,112)     (25,249,472)        (1,804,110)      (2,196,925)
      (12,407)          (1,977)          (2,084,105)      (2,306,328)        (1,548,105)      (1,535,013)
        1,949              520             (302,504)        (278,280)          (269,878)        (173,799)
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
      769,555          334,328              225,553        2,837,456            731,026        1,829,727
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
    1,020,172          479,861              927,664        3,066,580          2,234,966        5,223,504

      561,867           82,006           26,738,470       23,671,890         17,715,418       12,491,914
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
   $1,582,039         $561,867          $27,666,134      $26,738,470        $19,950,384      $17,715,418
=================================== =================================== ===================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2004 and 2003, Except as Noted





                                                                                  International
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2004             2003
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $      43,331   $       22,693
   Total realized gains (losses) on investments                                 176,049       (1,470,099)
   Change in net unrealized appreciation or depreciation of
     investments                                                              6,732,525        8,518,069
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations               6,951,905        7,070,663

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           15,678,570       15,972,108
   Contract terminations and surrenders                                      (1,253,985)        (851,734)
   Death benefit payments                                                       (92,979)         (61,225)
   Policy loan transfers                                                       (667,347)        (109,471)
   Transfers to other contracts                                              (6,083,679)      (8,327,729)
   Cost of insurance and administration charges                              (2,143,339)      (1,912,326)
   Surrender charges                                                           (347,740)        (311,753)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions            5,089,501        4,397,870
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                    12,041,406       11,468,533

Net assets at beginning of period                                            30,677,062       19,208,529
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $42,718,468      $30,677,062
                                                                        ===================================

See accompanying notes.

                                                                                      Janus
            International                                                             Aspen
              Emerging                          International                        Balanced
               Markets                            SmallCap                        Service Shares
              Division                            Division                           Division
  ---------------------------------- ----------------------------------------------------------------------
  ---------------------------------- -----------------------------------                 ------------------
        2004            2003               2004             2003              2004             2003
  ---------------------------------- ----------------------------------------------------------------------
  ----------------------------------                  -----------------------------------------------------



   $       2,616   $       3,531      $       (6,099)  $       46,259    $        694        $   3,366
         254,807          18,519             308,376         (309,907)         16,356            9,717

         230,070         226,105           4,990,709        5,128,080         (10,882)          15,108
  ---------------------------------- ----------------------------------------------------------------------
  ---------------------------------- ----------------------------------------------------------------------
         487,493         248,155           5,292,986        4,864,432           6,168           28,191



       3,644,201       1,193,388          13,702,809        8,904,678         435,374          470,587
         (91,249)         (1,765)           (590,015)        (361,874)              -                -
            (633)              -             (16,210)          (9,359)              -                -
         (29,712)           (939)           (221,270)         (60,116)              -                -
      (1,747,567)       (488,922)         (6,179,789)      (5,597,546)       (591,659)        (299,541)
        (177,661)        (65,008)         (1,157,611)        (928,294)           (945)            (825)
         (19,694)           (924)           (175,269)        (129,560)              -                -
  ---------------------------------- ----------------------------------------------------------------------
  ---------------------------------- ----------------------------------------------------------------------
       1,577,685         635,830           5,362,645        1,817,929        (157,230)         170,221
  ---------------------------------- ----------------------------------------------------------------------
  ---------------------------------- ----------------------------------------------------------------------
       2,065,178         883,985          10,655,631        6,682,361        (151,062)         198,412

       1,035,900         151,915          14,705,430        8,023,069         198,412                -
  ---------------------------------- ----------------------------------------------------------------------
  ---------------------------------- ----------------------------------------------------------------------
      $3,101,078      $1,035,900         $25,361,061      $14,705,430     $    47,350         $198,412
  ================================== ======================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2004 and 2003, Except as Noted



                                                                                      Janus
                                                                                       Aspen
                                                                                   Core Equity
                                                                                  Service Shares
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2004             2003
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                            $      (910)   $           4
   Total realized gains (losses) on investments                                 25,060              733
   Change in net unrealized appreciation or depreciation of
     investments                                                                12,073           34,858
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations                 36,223           35,595

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                             584,616          298,706
   Contract terminations and surrenders                                         (6,198)          (1,149)
   Death benefit payments                                                            -                -
   Policy loan transfers                                                             -                -
   Transfers to other contracts                                               (519,075)         (52,376)
   Cost of insurance and administration charges                                 (5,224)          (1,650)
   Surrender charges                                                                 -               32
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions              54,119          243,563
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                       90,342          279,158

Net assets at beginning of period                                              288,379            9,221
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                   $378,721         $288,379
                                                                        ===================================

See accompanying notes.

                                                  Janus
              Janus                               Aspen
              Aspen                              Mid Cap
         Flexible Income                          Growth
          Service Shares                      Service Shares
             Division                            Division
----------------------------------- -----------------------------------
----------------------------------- -----------------------------------
      2004             2003               2004             2003
----------------------------------- -----------------------------------
----------------------------------- -----------------------------------



    $   128,707    $      58,121      $    (20,209)    $    (11,544)
         23,708            1,934           105,713          (16,439)

        (78,419)          11,666           380,195          463,910
----------------------------------- -----------------------------------
----------------------------------- -----------------------------------
         73,996           71,721           465,699          435,927



      1,444,254        5,720,113         2,885,918        1,800,356
        (35,957)          (2,506)         (207,420)         (51,654)
              -                -                 -           (1,066)
              -                -           (12,398)           3,737
     (1,062,745)      (3,751,167)       (2,128,801)        (841,751)
        (43,718)          (8,929)         (197,861)        (172,855)
            293               69           (26,426)         (19,512)
----------------------------------- -----------------------------------
----------------------------------- -----------------------------------
        302,127        1,957,580           313,012          717,255
----------------------------------- -----------------------------------
----------------------------------- -----------------------------------
        376,123        2,029,301           778,711        1,153,182

      2,053,209           23,908         2,078,616          925,434
----------------------------------- -----------------------------------
----------------------------------- -----------------------------------
     $2,429,332       $2,053,209        $2,857,327       $2,078,616
=================================== ===================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2004 and 2003, Except as Noted


                                                                                      Janus
                                                                                       Aspen
                                                                                    Worldwide
                                                                                      Growth
                                                                                  Service Shares
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2004             2003
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                              $    2,321      $       361
   Total realized gains (losses) on investments                                   5,548            1,473
   Change in net unrealized appreciation or depreciation of
     investments                                                                  3,113           11,091
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations                  10,982           12,925

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                              395,292          101,452
   Contract terminations and surrenders                                          (1,185)          (3,007)
   Death benefit payments                                                             -                -
   Policy loan transfers                                                              -                -
   Transfers to other contracts                                                 (82,152)         (28,078)
   Cost of insurance and administration charges                                  (4,132)            (633)
   Surrender charges                                                                  -               83
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions              307,823           69,817
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                       318,805           82,742

Net assets at beginning of period                                                87,529            4,787
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                    $406,334        $  87,529
                                                                        ===================================

See accompanying notes.

                                                    JP Morgan
              JP Morgan                               Small
                 Bond                                Company
                Series                               Series                             LargeCap
               Trust II                             Trust II                              Blend
               Division                             Division                            Division
 ------------------------------------- ------------------------------------ ----------------------------------
          2004              2003              2004             2003                2004             2003
 ------------------------------------- ------------------------------------ ----------------------------------



     $    2,713            $    569         $   (1,552)    $      (397)       $     15,795    $       3,366
          2,275                 248             53,678           1,559             245,101            8,399

          3,604                 387            104,520          51,987              86,791          324,041
 ------------------------------------- ------------------------------------ ----------------------------------
 ------------------------------------- ------------------------------------ ----------------------------------
          8,592               1,204            156,646          53,149             347,687          335,806



        359,719              84,630            895,676         215,983           2,812,994        2,412,727
              -                   -            (52,975)              -            (127,485)         (30,949)
              -                   -                  -               -              (2,626)               -
              -                   -                  -               -             (22,022)          (4,642)
       (116,854)            (29,617)          (383,999)        (41,733)           (599,240)        (758,256)
         (1,524)               (165)            (5,604)         (1,011)           (340,304)        (174,560)
              -                   -                470               -             (16,197)         (11,364)
 ------------------------------------- ------------------------------------ ----------------------------------
 ------------------------------------- ------------------------------------ ----------------------------------
        241,341              54,848            453,568         173,239           1,705,120        1,432,956
 ------------------------------------- ------------------------------------ ----------------------------------
 ------------------------------------- ------------------------------------ ----------------------------------
        249,933              56,052            610,214         226,388           2,052,807        1,768,762

         56,052                   -            261,934          35,546           2,358,289          589,527
 ------------------------------------- ------------------------------------ ----------------------------------
 ------------------------------------- ------------------------------------ ----------------------------------
       $305,985             $56,052           $872,148        $261,934          $4,411,096       $2,358,289
 ===================================== ==================================== ==================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2004 and 2003, Except as Noted



                                                                                   LargeCap
                                                                                    Growth
                                                                                    Equity
                                                                                   Division
                                                                     --------------------------------------
                                                                     --------------------------------------
                                                                            2004              2003
                                                                     --------------------------------------
                                                                     --------------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         $      (40,294)    $        (513)
   Total realized gains (losses) on investments                                  5,991               740
   Change in net unrealized appreciation or depreciation of
     investments                                                               310,297           233,958
                                                                     --------------------------------------
                                                                     --------------------------------------
Net increase (decrease) in net assets resulting from operations                275,994           234,185

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           4,903,498         6,809,293
   Contract terminations and surrenders                                        (44,754)           (8,833)
   Death benefit payments                                                      (69,242)                -
   Policy loan transfers                                                        (9,843)          (18,102)
   Transfers to other contracts                                             (1,222,646)          (20,823)
   Cost of insurance and administration charges                               (255,755)          (12,031)
   Surrender charges                                                           (23,611)           (2,762)
                                                                     --------------------------------------
                                                                     --------------------------------------
Increase (decrease) in net assets from policy related transactions           3,277,647         6,746,742
                                                                     --------------------------------------
                                                                     --------------------------------------
Total increase (decrease)                                                    3,553,641         6,980,927

Net assets at beginning of period                                            6,980,927                 -
                                                                     --------------------------------------
                                                                     --------------------------------------
Net assets at end of period                                                $10,534,568        $6,980,927
                                                                     ======================================

See accompanying notes.

                     LargeCap
                       Stock                        LargeCap                           Limited
                       Index                         Value                            Term Bond
                     Division                       Division                          Division
          -------------------------------- ------------------------------- --------------------------------
          -------------------------------- -------------------------------                -----------------
                2004           2003             2004           2003             2004            2003
          -------------------------------- ------------------------------- --------------------------------
          -------------------------------- ----------------------------------------------------------------



             $    194,821  $       81,972    $    39,370   $     16,363      $     (5,179)    $      666
                   56,602      (1,183,205)       118,535         14,812            (3,190)            (2)

                2,318,389       5,986,813        389,830        411,955             6,775           (171)
          -------------------------------- ------------------------------- --------------------------------
          -------------------------------- ------------------------------- --------------------------------
                2,569,812       4,885,580        547,735        443,130            (1,594)           493



               16,356,572      23,731,535      4,007,821      3,019,547         2,090,508        115,679
                 (774,142)       (688,218)      (114,372)       (11,392)           (1,281)             -
                  (31,658)         (1,473)        (6,812)             -            (4,701)             -
                 (279,430)         (2,828)       (15,352)       (11,754)          (10,886)             -
               (9,649,560)    (19,428,103)    (1,068,685)      (856,429)         (398,388)        (2,746)
               (1,582,930)     (1,407,707)      (391,951)      (181,934)          (45,524)        (6,061)
                 (327,579)       (258,759)       (30,877)        (5,689)             (356)             -
          -------------------------------- ------------------------------- --------------------------------
          -------------------------------- ------------------------------- --------------------------------
                3,711,273       1,944,447      2,379,772      1,952,349         1,629,372        106,872
          -------------------------------- ------------------------------- --------------------------------
          -------------------------------- ------------------------------- --------------------------------
                6,281,085       6,830,027      2,927,507      2,395,479         1,627,778        107,365

               24,713,364      17,883,337      2,908,786        513,307           107,365              -
          -------------------------------- ------------------------------- --------------------------------
          -------------------------------- ------------------------------- --------------------------------
              $30,994,449     $24,713,364     $5,836,293     $2,908,786        $1,735,143       $107,365
          ================================ =============================== ================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                      For The Year Ended December 31, 2004


                                                                                      MFS VIT
                                                                                     Emerging
                                                                                       Growth
                                                                         Service Class
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2004             2003
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          $      (324)      $      (84)
   Total realized gains (losses) on investments                                5,650            1,557
   Change in net unrealized appreciation or depreciation of
     investments                                                              11,421            7,071
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations               16,747            8,544

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           168,179           38,966
   Contract terminations and surrenders                                      (37,240)               -
   Death benefit payments                                                          -                -
   Policy loan transfers                                                           -                -
   Transfers to other contracts                                              (38,386)         (15,352)
   Cost of insurance and administration charges                               (1,669)            (310)
   Surrender charges                                                             331                -
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions            91,215           23,304
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                    107,962           31,848

Net assets at beginning of period                                             49,139           17,291
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $157,101          $49,139
                                                                        ===================================

See accompanying notes.

             MFS VIT
              MidCap                           MFS VIT                               MFS VIT
              Growth                          New Discovery                           Value
          Service Class                       Service Class                       Service Class
             Division                            Division                            Division
----------------------------------- ----------------------------------- -----------------------------------
-----------------------------------                                     -----------------------------------
      2004             2003               2004             2003               2004             2003
----------------------------------- ----------------------------------- -----------------------------------
-----------------------------------                                     -----------------------------------



   $     (982)      $      (35)     $      (1,486)     $      (77)      $       220      $       (79)
       (3,787)            (705)             (666)             831            19,260            1,379

       31,682            4,094            52,997            4,436            21,404           13,453
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
       26,913            3,354            50,845            5,190            40,884           14,753



      554,658          150,646         1,127,123           82,098           452,975          600,761
            -                -            (2,466)               -            (4,280)               -
            -                -                 -                -                 -                -
            -                -            (2,358)               -                 -                -
     (247,516)         (57,685)         (364,678)          (9,165)         (529,950)        (210,028)
       (4,556)            (372)          (16,162)          (2,976)           (4,925)            (725)
            -                -               (99)               -                 -                -
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
      302,586           92,589           741,360           69,957           (86,180)         390,008
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
      329,499           95,943           792,205           75,147           (45,296)         404,761

       96,305              362            75,650              503           407,443            2,682
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
     $425,804        $  96,305       $   867,855          $75,650          $362,147         $407,443
=================================== =================================== ===================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                      For The Year Ended December 31, 2004





                                                                                      MidCap
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2004             2003
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          $      186,207    $     161,905
   Total realized gains (losses) on investments                               7,173,118            8,414
   Change in net unrealized appreciation or depreciation of
     investments                                                              2,783,619       13,069,056
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations              10,142,944       13,239,375

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           31,085,310       23,288,062
   Contract terminations and surrenders                                      (2,775,947)      (2,325,035)
   Death benefit payments                                                       (96,643)         (70,833)
   Policy loan transfers                                                       (783,105)          55,090
   Transfers to other contracts                                             (17,570,336)     (12,701,971)
   Cost of insurance and administration charges                              (3,711,218)      (3,303,347)
   Surrender charges                                                           (575,653)        (379,531)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions            5,572,408        4,562,435
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                    15,715,352       17,801,810

Net assets at beginning of period                                            56,919,222       39,117,412
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $72,634,574      $56,919,222
                                                                        ===================================

See accompanying notes.

              MidCap                              MidCap                              Money
              Growth                              Value                               Market
             Division                            Division                            Division
----------------------------------- ----------------------------------- -----------------------------------
-----------------------------------                                     -----------------------------------
      2004             2003               2004             2003               2004             2003
----------------------------------- ----------------------------------- -----------------------------------
-----------------------------------                                     -----------------------------------



 $     (77,585)    $    (40,988)     $      (52,043)    $    (25,774)   $                $       (97,055)
                                                                                (8,230)
        67,046           (2,422)          1,461,349           86,036                 -                -

     1,068,040        1,778,102             376,619        1,194,153               610             (524)
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
     1,057,501        1,734,692           1,785,925        1,254,415            (7,620)         (97,579)



     8,715,274        6,541,162          11,241,349        7,512,936       100,659,534      109,059,108
      (301,793)        (288,158)           (211,421)        (124,107)       (1,942,790)      (2,224,872)
        (5,163)          (5,137)             (2,560)               -            (1,773)         (53,267)
       (36,156)         (58,733)           (631,404)          (4,262)       (3,754,772)        (466,826)
    (5,562,633)      (2,887,270)         (5,933,626)      (4,543,723)      (83,208,901)     (99,760,629)
      (687,806)        (450,963)           (550,236)        (347,425)       (4,694,580)      (5,407,423)
      (105,229)         (99,618)            (51,605)         (43,911)         (624,397)        (717,260)
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
     2,016,494        2,751,283           3,860,497        2,449,508         6,432,321          428,831
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
     3,073,995        4,485,975           5,646,422        3,703,923         6,424,701          331,252

     7,944,933        3,458,958           5,933,575        2,229,652        44,163,499       43,832,247
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
   $11,018,928       $7,944,933         $11,579,997       $5,933,575     $  50,588,200    $  44,163,499
=================================== =================================== ===================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2004 and 2003, Except as Noted

                                                                                     Neuberger
                                                                                    Berman AMT
                                                                                     Guardian
                                                                                      I Class
                                                                                   Division (1)
                                                                                  ----------------
                                                                                  ----------------
                                                                                       2004
                                                                                  ----------------
                                                                                  ----------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                      $      (5)
   Total realized gains (losses) on investments                                           (651)
   Change in net unrealized appreciation or depreciation of
     investments                                                                           657
                                                                                  ----------------
                                                                                  ----------------
Net increase (decrease) in net assets resulting from operations                              1

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                                      74,008
   Contract terminations and surrenders                                                      -
   Death benefit payments                                                                    -
   Policy loan transfers                                                                     -
   Transfers to other contracts                                                        (66,409)
   Cost of insurance and administration charges                                            (71)
   Surrender charges                                                                         -
                                                                                  ----------------
                                                                                  ----------------
Increase (decrease) in net assets from policy related transactions                       7,528
                                                                                  ----------------
                                                                                  ----------------
Total increase (decrease)                                                                7,529

Net assets at beginning of period                                                            -
                                                                                  ----------------
                                                                                  ----------------
Net assets at end of period                                                             $7,529
                                                                                  ================

(1) Commenced operations March 25, 2004. (2) Commenced operations August 21,
2004.

See accompanying notes.

                       Principal         Principal                                     Putnam VT
    Principal                                               Principal                   Growth &
    LifeTime           LifeTime           LifeTime          LifeTime                     Income
      2020               2030               2040              2050                      Class 1B
  Division (2)       Division (2)       Division (2)      Division (2)                  Division
------------------ ------------------ ----------------- ------------------ -----------------------------------
                                      ----------------- ------------------ -----------------------------------
      2004               2004               2004              2004                2004             2003
------------------ ------------------ ----------------- ------------------ -----------------------------------
                                      ----------------- ------------------ -----------------------------------



        $    25          $   1,038       $       947         $     384         $       928       $     3,541
              -                 27               104               119               2,000            (5,195)

            184              2,611             9,049             6,174              10,561             6,696
------------------ ------------------ ----------------- ------------------ -----------------------------------
------------------ ------------------ ----------------- ------------------ -----------------------------------
            209              3,676            10,100             6,677              13,489             5,042



          4,032            138,076           127,614            73,327             133,606           837,772
              -                  -                 -                 -                   -                 -
              -                  -                 -                 -                   -                 -
              -                  -                 -                 -                   -                 -
              -                 (4)                1                 -             (38,481)         (800,992)
            (76)            (1,373)           (1,980)           (2,876)             (2,201)             (285)
              -                  -                 -                 -                   -                 -
------------------ ------------------ ----------------- ------------------ -----------------------------------
------------------ ------------------ ----------------- ------------------ -----------------------------------
          3,956            136,699           125,635            70,451              92,924            36,495
------------------ ------------------ ----------------- ------------------ -----------------------------------
------------------ ------------------ ----------------- ------------------ -----------------------------------
          4,165            140,375           135,735            77,128             106,413            41,537

              -                  -                 -                 -              51,144             9,607
------------------ ------------------ ------------------------------------ -----------------------------------
------------------ ------------------ ------------------------------------ -----------------------------------
         $4,165           $140,375          $135,735           $77,128            $157,557        $   51,144
================== ================== ==================================== ===================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2004 and 2003, Except as Noted


                                                                                    Putnam VT
                                                                                  International
                                                                                      Equity
                                                                                     Class 1B
                                                                                    Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2004             2003
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          $       7,739   $        3,682
   Total realized gains (losses) on investments                                 69,403           11,649
   Change in net unrealized appreciation or depreciation of
     investments                                                               121,677          133,433
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations                198,819          148,764

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           1,382,507        2,358,042
   Contract terminations and surrenders                                         (2,291)               -
   Death benefit payments                                                            -                -
   Policy loan transfers                                                             -                -
   Transfers to other contracts                                               (793,077)      (1,789,587)
   Cost of insurance and administration charges                                (20,202)          (2,875)
   Surrender charges                                                                 -                -
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions             566,937          565,580
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                      765,756          714,344

Net assets at beginning of period                                              722,496            8,152
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $1,488,252     $    722,496
                                                                        ===================================

(1)   Represented the operations of Real Estate Division until March 1, 2004 name change.

See accompanying notes.

            Putnam VT
             Voyager                           Real Estate
             Class 1B                           Securities                           SmallCap
             Division                          Division (1)                          Division
----------------------------------- ----------------------------------- -----------------------------------
-----------------------------------                                     -----------------------------------
      2004             2003               2004             2003               2004             2003
----------------------------------- ----------------------------------- -----------------------------------
-----------------------------------                                     -----------------------------------



  $    (192,956)    $   (141,020)      $    370,637    $     347,689      $    (113,321)  $      (49,805)
     (1,104,571)        (920,204)         3,117,337          488,242            152,532          (87,195)

      2,460,999        6,330,325          3,353,099        3,032,736          2,801,261        2,608,246
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
      1,163,472        5,269,101          6,841,073        3,868,667          2,840,472        2,471,246



     10,422,513       16,980,240         25,832,567       18,298,438          8,660,712        9,237,015
     (1,090,576)        (986,939)          (871,888)        (370,472)          (386,590)        (196,411)
       (116,077)         (42,997)           (11,398)            (328)           (60,337)          (2,791)
       (368,234)        (119,501)          (202,515)        (199,046)          (380,131)         (25,240)
     (6,748,958)     (10,501,886)       (16,396,312)     (11,061,562)        (4,560,157)      (2,734,234)
     (2,204,621)      (2,348,847)        (1,331,815)      (1,041,657)          (747,052)        (527,073)
       (337,505)        (370,690)          (202,671)        (109,029)          (122,006)         (77,056)
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
       (443,458)       2,609,380          6,815,968        5,516,344          2,404,439        5,674,210
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
        720,014        7,878,481         13,657,041        9,385,011          5,244,911        8,145,456

     28,107,526       20,229,045         16,563,843        7,178,832         13,044,243        4,898,787
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
    $28,827,540      $28,107,526        $30,220,884      $16,563,843        $18,289,154      $13,044,243
=================================== =================================== ===================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2004 and 2003, Except as Noted




                                                                                     SmallCap
                                                                                      Growth
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2004             2003
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                            $   (143,990)    $   (108,309)
   Total realized gains (losses) on investments                                (500,647)        (468,870)
   Change in net unrealized appreciation or depreciation of
     investments                                                              2,194,304        4,515,584
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations               1,549,667        3,938,405

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                            8,394,987        7,358,333
   Contract terminations and surrenders                                        (508,131)        (315,398)
   Death benefit payments                                                       (11,856)         (12,303)
   Policy loan transfers                                                       (193,801)         (58,974)
   Transfers to other contracts                                              (5,060,531)      (3,250,078)
   Cost of insurance and administration charges                              (1,158,053)      (1,077,422)
   Surrender charges                                                           (158,548)        (117,905)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions            1,304,067        2,526,253
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                     2,853,734        6,464,658

Net assets at beginning of period                                            14,060,447        7,595,789
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $16,914,181      $14,060,447
                                                                        ===================================

See accompanying notes.

                                                 Vanguard                            Vanguard
                                                   VIF
                                                 Balanced
             SmallCap                            Division                           VIF Equity
              Value                                                                    Index
             Division                                                                Division
----------------------------------- -----------------------------------  ----------------------------------
----------------------------------- -----------------------------------  ----------------------------------
      2004             2003               2004             2003                2004            2003
----------------------------------- -----------------------------------  ----------------------------------
----------------------------------- -----------------------------------  ----------------------------------



  $    (128,001)   $     (38,751)     $     31,434    $       8,847        $     33,619    $      6,861
      3,165,682          550,538            55,340            6,928             201,501          77,025

      1,864,153        4,672,123           148,981           83,345             357,931         315,685
----------------------------------- -----------------------------------  ----------------------------------
----------------------------------- -----------------------------------  ----------------------------------
      4,901,834        5,183,910           235,755           99,120             593,051         399,571



     28,968,737       19,148,967         3,241,756        1,100,899           5,655,899       5,772,428
       (828,357)        (387,510)         (265,451)          (6,913)           (520,396)        (14,388)
        (31,464)         (11,017)                -                -                   -               -
       (907,483)         (72,427)                -                -                   -               -
    (19,813,253)     (13,010,651)         (918,576)        (460,122)         (1,886,582)     (3,667,213)
     (1,170,951)        (920,310)          (32,668)          (4,277)            (51,126)         (7,313)
       (269,823)        (123,465)            2,358              191               4,622             398
----------------------------------- -----------------------------------  ----------------------------------
----------------------------------- -----------------------------------  ----------------------------------
      5,947,406        4,623,587         2,027,419          629,778           3,202,417       2,083,912
----------------------------------- -----------------------------------  ----------------------------------
----------------------------------- -----------------------------------  ----------------------------------
     10,849,240        9,807,497         2,263,174          728,898           3,795,468       2,483,483

     18,054,480        8,246,983           859,040          130,142           2,861,260         377,777
=================================== ===================================  ==================================
----------------------------------- -----------------------------------  ----------------------------------
    $28,903,720      $18,054,480        $3,122,214      $   859,040          $6,656,728      $2,861,260
=================================== ===================================  ==================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2003 and 2002, Except as Noted

                                                                                     Vanguard
                                                                                       VIF
                                                                                     Mid-Cap
                                                                                      Index
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2004             2003
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          $      2,939      $       723
   Total realized gains (losses) on investments                                34,922            7,371
   Change in net unrealized appreciation or depreciation of
     investments                                                              217,883           56,300
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations               255,744           64,394

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                          2,006,209          298,533
   Contract terminations and surrenders                                      (112,114)          (2,807)
   Death benefit payments                                                           -                -
   Policy loan transfers                                                      (20,859)               -
   Transfers to other contracts                                              (483,134)         (90,980)
   Cost of insurance and administration charges                               (17,571)          (1,313)
   Surrender charges                                                              959               78
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions          1,373,490          203,511
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                   1,629,234          267,905

Net assets at beginning of period                                             317,246           49,341
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                $1,946,480         $317,246
                                                                        ===================================

See accompanying notes.

              Wells                               Wells
                                                 Fargo VT                             Wells
                                                  Equity                             Fargo VT
             Fargo VT                             Income                              Large
              Asset                              Division                             Company
            Allocation                                                                Growth
             Division                                                                Division
----------------------------------- ----------------------------------- -----------------------------------
-----------------------------------                                                      ------------------
      2004             2003               2004             2003               2004             2003
----------------------------------- ----------------------------------- -----------------------------------
-----------------------------------                                                      ------------------



    $    7,504       $    1,539        $    1,098      $       519          $     (740)       $    (132)
        24,216            1,358             4,820            1,508               3,959              586

        19,729           48,646             8,621           12,891              11,428            3,811
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
        51,449           51,543            14,539           14,918              14,647            4,265



       422,703          261,013           103,898           98,382             356,057           50,851
        (8,275)            (478)          (12,273)            (146)             (7,156)            (681)
             -                -                 -                -                   -                -
          (526)          (1,469)             (497)               -             (69,261)               -
      (114,384)         (21,591)          (13,415)          (6,565)            (53,135)          (2,827)
       (36,564)         (26,910)          (14,922)         (11,921)            (11,499)          (4,085)
        (6,450)            (180)           (9,266)             (64)             (2,366)            (362)
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
       256,504          210,385            53,525           79,686             212,640           42,896
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
       307,953          261,928            68,064           94,604             227,287           47,161

       416,923          154,995           110,994           16,390              52,904            5,743
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
      $724,876         $416,923          $179,058         $110,994            $280,191          $52,904
=================================== =================================== ===================================

                        Principal Life Insurance Company
                         Variable Life Separate Account


                          Notes to Financial Statements

                                December 31, 2004

1. Investment and Accounting Policies

Principal Life Insurance Company Variable Life Separate Account (the Separate Account) is a segregated investment account of Principal Life Insurance Company (Principal Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contract holders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2004, contractholder investment options include the following diversified open-end management investment companies:

   Division Investment by Fund                           American Century VP Income & Growth Division
   Principal Variable Contracts Fund, Inc. (7):          American Century VP Ultra Division
     Asset Allocation Division                           American Century VP II Income & Growth Division
                                                           (1)
     Balanced Division                                   American Century VP II International Division (1)
     Bond Division                                       American Century VP II Ultra Division
     Capital Value Division                              American Century VP II Value Division
     Equity Growth Division                              Dreyfus IP Core Value Service Shares Division
     Equity Income Division, formerly Utilities          Dreyfus IP Founders Discovery Initial Shares
                                                           Division
       Division until March 1, 2004 name change          Dreyfus IP Founders Growth Initial Shares
                                                           Division (6)
     Government Securities Division                      Dreyfus Socially Responsible Growth Service
                                                           Shares
     Growth Division                                       Division (1)
     International Division                              Dreyfus VIF Appreciation Service Shares Division
                                                           (1)
     International Emerging Markets Division            Dreyfus VIF Developing Leaders Service Shares
     International SmallCap Division                       Division
     LargeCap Blend Division                             Dreyfus VIF Quality Bond Service Shares Division
                                                           (1)
     LargeCap Growth Equity Division (1)                Fidelity VIP Equity-Income Initial Class Division
     LargeCap Stock Index Division                       Fidelity VIP Equity-Income Service Class 2
                                                           Division
     LargeCap Value Division                             Fidelity VIP Growth Service Class 2 Division
     Limited Term Bond Division (2)                      Fidelity VIP High Income Initial Class Division
     MidCap Division                                     Fidelity VIP High Income Service Class 2
                                                           Division (1)
     MidCap Growth Division                              Fidelity VIP II Asset Manager Service Class 2
     MidCap Value Division                                 Division (1)
     Money Market Division                               Fidelity VIP II Contrafund Initial Class Division
     Principal LifeTime 2020 Division (5)                Fidelity VIP II Contrafund Service Class 2
                                                           Division
     Principal LifeTime 2030 Division (5)                Fidelity VIP III Mid Cap Service Class 2 Division
     Principal LifeTime 2040 Division (5)                Franklin Income Securities Class 2 Division
     Principal LifeTime 2050 Division (5)                Franklin Mutual Discovery Securities Class 2
                                                         Division
     Real Estate Securities Division, formerly Real
       Estate
       Division until March 1, 2004 name change
     SmallCap Division
     SmallCap Growth Division
     SmallCap Value Division

   AIM V.I. Aggressive Growth Series I Division        Franklin Mutual Shares Securities Class 2 Division
   AIM V.I. Core Equity Series I Division               Franklin Rising Dividends Securities Class 2
                                                          Division
   AIM V.I. Core Equity Series II Division (1)          Franklin Small Cap Value Securities Class 2
                                                          Division
   AIM V.I. Core Stock Series I Division (3)            Janus Aspen Balanced Service Shares Division (1)
   AIM V.I. Dynamics Series I Division , formerly       Janus Aspen Core Equity Service Shares Division
     INVESCO VIF - Dynamics Division until              Janus Aspen Flexible Income Service Shares
                                                        Division
     October 15, 2004 name change                      Janus Aspen Mid Cap Growth Service Shares Division
   AIM V.I. Growth Series I Division                    Janus Aspen Worldwide Growth Service Shares
   AIM V.I. Growth Series II Division (1)                 Division
   AIM V.I. Health Sciences Series I Division,          JP Morgan Bond Series Trust II Division (1)
     formerly INVESCO VIF - Health Sciences             JP Morgan Small Company Series Trust II Division
     Division until October 15, 2004 name change        MFS VIT Emerging Growth Service Class Division
   AIM V.I. International Growth Series I Division (1)  MFS VIT MidCap Growth Service Class Division
   AIM V.I. Premier Equity Series I Division            MFS VIT New Discovery Service Class Division
   AIM V.I. Premier Equity Series II Division (1)       MFS VIT Value Service Class Division
   AIM V.I. Small Company Growth Series I               Neuberger Berman AMT Guardian I Class Division (4)
     Division, formerly INVESCO VIF - Small             Putnam VT Growth & Income Class IB
     Division Company Growth Division until October 15, Putnam VT International
     Equity Class IB Division 2004 name change          Putnam VT Voyager Class IB Division
   AIM V.I. Technology Series I Division,               Vanguard VIF Balanced Division
     formerly INVESCO VIF - Technology                  Vanguard VIF Equity Index Division
     Division until October 15, 2004 name change        Vanguard VIF Mid-Cap Index Division
                                                        Wells Fargo VT Asset Allocation Division
                                                        Wells Fargo VT Equity Income Division
                                                        Wells Fargo VT Large Company Growth Division

(1) Commenced operations February 22, 2003.
(2) Commenced operations May 17, 2003.
(3) Commenced operations March 18, 2004.
(4) Commenced operations March 25, 2004.
(5) Commenced operations August 21, 2004.
(6) Commenced operations November 23, 2004.
(7) Organized by Principal Life Insurance Company.

Investments are stated at the closing net asset values per share on December 31, 2004. The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

The Separate Account supports the following variable life insurance contracts of Principal Life: Benefit Variable Universal Life Contracts, Executive Variable Universal Life Contracts, Flex Variable Life Contracts, PrinFlex Life Contracts, Survivorship Variable Universal Life Contracts, Variable Universal Life Accumulator Contracts, Variable Universal Life Accumulator II Contracts, and Variable Universal Life Income Contracts.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Separate Account's financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses and charges:

   Benefit Variable Universal Life Contracts - Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense risk is deducted at an annual rate of 0.40% of the net policy value to cover this risk. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first through fifth years, a sales charge of 6.50% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Executive Variable Universal Life Contracts - Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense risk is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 4.50% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.0% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Flex Variable Life Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a monthly reduction of the unit value equivalent to an annual rate of 0.75% of the asset value of each policy. An annual administration charge of $57 for each policy and a cost of insurance charge, which is based on the Company's expected future mortality experience, are deducted on a monthly basis through the redemption of units as compensation for administrative and insurance expenses, respectively. A sales charge of 5.0% and a tax charge of 2.0% are deducted from each payment made on behalf of each participant. The sales and tax charge is deducted from the payments by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

   PrinFlex Life Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.90% of the asset value of each policy. A monthly administration charge of $0.40 for each $1,000 of policy face amount will be deducted from policies in their first year. After the first policy year, the administration charge is $6 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 2.75% of premiums less than or equal to target premium and 0.75% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is also deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Survivorship Variable Universal Life Insurance Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.80% of the asset value of each policy. A monthly administration charge of $8 is deducted from policies. There is an additional monthly administration charge in the first ten years (and ten years after an increase in the face amount) of $0.07 per $1,000 of face amount. The charge of $0.07 is increased by $0.005 per $1,000 for each insured classified as a smoker. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 5.0% of premiums less than or equal to target premium and 2.0% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Variable Universal Life Accumulator Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.70% of the asset value of each policy. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Variable Universal Life Accumulator II Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.70% of the asset value of each policy. A monthly administrative charge of $25 is deducted during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charged, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums less than or equal to target premium and 1.25% of premiums in excess of target premium, is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Variable Universal Life Income Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.70% of the asset value of each policy. A monthly administrative charge of $25 is deducted during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charged, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

In addition, during the year ended December 31, 2004, management fees were paid indirectly to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.), an affiliate of Principal Life Insurance Company, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are computed at the annual rate of 0.35% of the average daily net assets of the Large Cap Stock Index Account, 1.00% of the average daily net assets of the LargeCap Growth Equity Account, and 0.1225% of the average daily net assets of the Principal LifeTime Accounts.

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $100 million increase in net asset value above the initial $100 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $400 million. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $100 million of net asset value to net asset values of over $400 million.

                          Account                                   Fee Range
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Bond, Government Securities, Money Market, Limited Term Bond  0.50% - 0.30%
   Balanced, Equity Income                                       0.60    -  0.40
   MidCap                                                        0.65    -  0.45
   Asset Allocation, Equity Growth                               0.80    -  0.60
   SmallCap                                                      0.85    -  0.65
   MidCap Growth, Real Estate Securities                         0.90    -  0.70
   SmallCap Growth                                               1.00    -  0.80
   SmallCap Value                                                1.10    -  0.90
   International SmallCap                                        1.20    -  1.00

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $250 million increase in net asset value above the initial $250 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $1 billion. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $250 million of net asset value to net asset values of over $1 billion:

            Account                                     Fee Range
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------

   Capital Value, Growth                              0.60% - 0.40%
   LargeCap Blend, LargeCap Value                    0.75    -  0.55
   International                                     0.85    -  0.65
   MidCap Value                                      1.05    -  0.85
   International Emerging Markets                    1.25    -  1.05

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 2004:

   Division                                                Purchase           Sales
   ----------------------------------------------------------------------------------------

   AIM V.I. Aggressive Growth Series I Division:
      Benefit Variable Universal Life                       $   196,689     $     74,606
      Executive Variable Universal Life                         217,282           86,659
  AIM V.I. Core Equity Series I Division:
      Flex Variable Life                                            733           11,962
      PrinFlex Life                                           1,736,481        1,788,683
      Survivorship Variable Universal Life                       19,006            6,169
      Variable Universal Life Accumulator                       167,026          107,323

   AIM V.I. Core Equity Series II Division:
      Variable Universal Life Accumulator II                     81,721           22,419
      Variable Universal Life Income                                458                8

   AIM V.I. Core Stock Series I Division:
      Executive Variable Universal Life                          72,620           18,320

   AIM V.I. Dynamics Series I Division:
      Benefit Variable Universal Life                            38,405           40,025
      Executive Variable Universal Life                          32,917            4,255
      Flex Variable Life                                            157               55
      PrinFlex Life                                             704,899          812,020
      Survivorship Variable Universal Life                            -              303
      Variable Universal Life Accumulator                        28,738           14,045

   Division                                                Purchase           Sales
   ----------------------------------------------------------------------------------------

   AIM V.I. Growth Series I Division:
      Flex Variable Life                                $          291   $          172
      PrinFlex Life                                          1,206,978        1,122,378
      Survivorship Variable Universal Life                      51,576            2,316
      Variable Universal Life Accumulator                       94,021           66,664

   AIM V.I. Growth Series II Division:
      Variable Universal Life Accumulator II                   103,844           20,789
      Variable Universal Life Income                               624               71

   AIM V.I. Health Sciences Series I Division:
      Benefit Variable Universal Life                          187,341          119,631
      Executive Variable Universal Life                        152,893          111,148
      Flex Variable Life                                         9,295            8,498
      PrinFlex Life                                          3,541,256        3,174,410
      Survivorship Variable Universal Life                      49,865           14,212
      Variable Universal Life Accumulator                      296,118          142,524
      Variable Universal Life Accumulator II                   245,879           62,410
      Variable Universal Life Income                             1,417              153

   AIM V.I. International Growth Series I Division:
      Benefit Variable Universal Life                           30,319              648
      Executive Variable Universal Life                        555,915           20,385

   AIM V.I. Premier Equity Series I Division:
      Flex Variable Life                                        16,382            4,892
      PrinFlex Life                                          3,568,529        3,618,206
      Survivorship Variable Universal Life                     105,294           53,502
      Variable Universal Life Accumulator                      275,445          115,458

   AIM V.I. Premier Equity Series II Division:
      Variable Universal Life Accumulator II                   598,105          119,639
      Variable Universal Life Income                            13,467              687

   Division                                                Purchase           Sales
   ----------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------

   AIM V.I. Small Company Growth Series I Division:
      Benefit Variable Universal Life                      $   160,457     $     30,579
      Executive Variable Universal Life                        326,577          257,788
      Flex Variable Life                                         2,554              939
      PrinFlex Life                                          1,742,517        1,383,326
      Survivorship Variable Universal Life                      15,539            3,366
      Variable Universal Life Accumulator                       63,507           50,908

   AIM V.I. Technology Series I Division:
      Benefit Variable Universal Life                           62,209           45,088
      Executive Variable Universal Life                        150,149          105,263
      Flex Variable Life                                        26,940           14,791
      PrinFlex Life                                          2,345,949        1,977,136
      Survivorship Variable Universal Life                      10,928            3,099
      Variable Universal Life Accumulator                      125,302           77,551

   American Century VP Income & Growth Division:
      Flex Variable Life                                         1,591            1,361
      PrinFlex Life                                          2,268,155        2,038,578
      Survivorship Variable Universal Life                      69,056            1,998
      Variable Universal Life Accumulator                      280,367          186,922

   American Century VP Ultra Division:
      Flex Variable Life                                           705            1,427
      PrinFlex Life                                          1,878,359        1,491,037
      Survivorship Variable Universal Life                     330,380            5,829
      Variable Universal Life Accumulator                      265,309          141,687

   American Century VP II Income & Growth Division:
      Benefit Variable Universal Life                           47,601           16,636
      Executive Variable Universal Life                        254,212           11,157
      Variable Universal Life Accumulator II                   175,880           33,261
      Variable Universal Life Income                               750               17

   American Century VP II International Division:
      Benefit Variable Universal Life                           25,291              717
      Executive Variable Universal Life                        514,318          288,312

   Division                                                Purchase           Sales
   ----------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------

   American Century VP II Ultra Division:
      Benefit Variable Universal Life                     $     45,041     $     11,962
      Executive Variable Universal Life                        395,986          245,242
      Variable Universal Life Accumulator II                   255,851           50,316
      Variable Universal Life Income                             2,158               82

   American Century VP II Value Division:
      Benefit Variable Universal Life                          333,571           98,701
      Executive Variable Universal Life                        339,102          161,969
      Flex Variable Life                                         2,366              448
      PrinFlex Life                                          1,909,118        1,330,617
      Survivorship Variable Universal Life                     104,595           10,851
      Variable Universal Life Accumulator                      228,247           79,915
      Variable Universal Life Accumulator II                   356,335           60,953
      Variable Universal Life Income                             4,567               99

   Asset Allocation Division:
      Flex Variable Life                                        48,502           19,160
      PrinFlex Life                                          8,640,371        7,965,591
      Survivorship Variable Universal Life                     317,255          245,878
      Variable Universal Life Accumulator                      579,761          408,950
      Variable Universal Life Accumulator II                   260,564           64,811
      Variable Universal Life Income                             1,690              136

   Balanced Division:
      Flex Variable Life                                       452,643          636,964
      PrinFlex Life                                          6,016,823        5,258,071
      Survivorship Variable Universal Life                     138,789          155,118
      Variable Universal Life Accumulator                      258,475          147,899
      Variable Universal Life Accumulator II                   267,897          132,284
      Variable Universal Life Income                             4,807              143

   Division                                                Purchase           Sales
   ----------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------

   Bond Division:
      Benefit Variable Universal Life                     $    643,912     $    173,109
      Executive Variable Universal Life                      1,897,194          939,055
      Flex Variable Life                                       418,270          429,735
      PrinFlex Life                                         18,987,545       17,752,644
      Survivorship Variable Universal Life                     562,458          140,469
      Variable Universal Life Accumulator                    1,215,969          601,593
      Variable Universal Life Accumulator II                 1,968,616        1,013,361
      Variable Universal Life Income                            20,776            1,011

   Capital Value Division:
      Benefit Variable Universal Life                            3,484                -
      Executive Variable Universal Life                         39,537           50,534
      Flex Variable Life                                       752,571        1,208,187
      PrinFlex Life                                          7,490,775        7,324,797
      Survivorship Variable Universal Life                     219,836           72,609
      Variable Universal Life Accumulator                    3,900,657          643,626
      Variable Universal Life Accumulator II                   528,237          122,813
      Variable Universal Life Income                           107,204          104,997

   Dreyfus IP Core Value Service Shares Division:
      Benefit Variable Universal Life                           19,870              500
      Executive Variable Universal Life                        758,900          299,553

   Dreyfus IP Founders Discovery Initial Shares Division:
      Benefit Variable Universal Life                            1,536               60
      Executive Variable Universal Life                        207,887           29,208
      Flex Variable Life                                         5,637            1,114
      PrinFlex Life                                            520,697          411,225
      Survivorship Variable Universal Life                      10,974              236
      Variable Universal Life Accumulator                      105,618           31,000

   Dreyfus IP Founders Growth Initial Shares Division:
      Executive Variable Universal Life                         35,953            1,286


   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   Dreyfus Socially Responsible Growth Service Shares Division:
      Benefit Variable Universal Life                                    $       9,380   $          684
      Executive Variable Universal Life                                          6,265               40

   Dreyfus VIF Appreciation Service Shares Division:
      Benefit Variable Universal Life                                          128,032           45,239
      Executive Variable Universal Life                                        265,978           31,636

   Dreyfus VIF Developing Leaders Service Shares Division:
      Benefit Variable Universal Life                                          172,229           54,926
      Executive Variable Universal Life                                      1,428,327        1,077,678
      Variable Universal Life Accumulator II                                   462,816           79,829
      Variable Universal Life Income                                             7,662              250

   Dreyfus VIF Quality Bond Service Shares Division:
      Benefit Variable Universal Life                                          223,889           37,473
      Executive Variable Universal Life                                      1,006,008          686,479

   Equity Growth Division:
      Benefit Variable Universal Life                                           96,217           16,072
      Executive Variable Universal Life                                        251,988          109,561
      Flex Variable Life                                                        21,394           20,422
      PrinFlex Life                                                         20,172,196       18,278,117
      Survivorship Variable Universal Life                                     717,475          617,212
      Variable Universal Life Accumulator                                      759,822          416,267
      Variable Universal Life Accumulator II                                   859,008          178,242
      Variable Universal Life Income                                            21,389              587

   Equity Income Division:
      Flex Variable Life                                                         2,595              813
      PrinFlex Life                                                          1,592,997        1,245,080
      Survivorship Variable Universal Life                                      81,802           26,116
      Variable Universal Life Accumulator                                      152,317           44,231
      Variable Universal Life Accumulator II                                   151,934           23,983
      Variable Universal Life Income                                             4,999               88

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   Fidelity VIP Equity-Income Initial Class Division:
      Flex Variable Life                                                 $      21,440   $        6,609
      PrinFlex Life                                                         22,359,733       19,190,849
      Survivorship Variable Universal Life                                     573,919          153,795
      Variable Universal Life Accumulator                                      840,468          494,952

   Fidelity VIP Equity-Income Service Class 2 Division:
      Benefit Variable Universal Life                                          812,514          208,946
      Executive Variable Universal Life                                      2,360,271          900,240
      Variable Universal Life Accumulator II                                 1,135,221          198,249
      Variable Universal Life Income                                            13,113              539

   Fidelity VIP Growth Service Class 2 Division:
      Benefit Variable Universal Life                                          461,248          106,577
      Executive Variable Universal Life                                      2,425,426        1,467,484
      Flex Variable Life                                                         1,172            3,151
      PrinFlex Life                                                          1,519,458          926,419
      Survivorship Variable Universal Life                                      87,685           15,832
      Variable Universal Life Accumulator                                      321,347           82,323
      Variable Universal Life Accumulator II                                   449,280           87,828
      Variable Universal Life Income                                             6,270              202

   Fidelity VIP High Income Initial Class Division:
      Flex Variable Life                                                         3,242              692
      PrinFlex Life                                                          4,607,965        4,082,265
      Survivorship Variable Universal Life                                     127,880           41,708
      Variable Universal Life Accumulator                                       82,454           31,448

   Fidelity VIP High Income Service Class 2 Division:
      Benefit Variable Universal Life                                          300,577           71,875
      Executive Variable Universal Life                                        748,403          302,876
      Variable Universal Life Accumulator II                                   237,996           19,126
      Variable Universal Life Income                                                27               10

   Fidelity VIP II Asset Manager Service Class 2 Division:
      Benefit Variable Universal Life                                          163,993           51,880
      Executive Variable Universal Life                                        656,470          485,854

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   Fidelity VIP II Contrafund Initial Class Division:
      Flex Variable Life                                                 $      17,013   $        8,457
      PrinFlex Life                                                         26,088,488       23,466,522
      Survivorship Variable Universal Life                                     832,382          509,069
      Variable Universal Life Accumulator                                    1,012,331          625,061

   Fidelity VIP II Contrafund Service Class 2 Division:
      Benefit Variable Universal Life                                          539,530          151,906
      Executive Variable Universal Life                                      2,421,712          502,021
      Variable Universal Life Accumulator II                                 1,149,099          186,496
      Variable Universal Life Income                                             6,834              344

   Fidelity VIP III Mid Cap Service Class 2 Division:
      Benefit Variable Universal Life                                          728,981          186,385
      Executive Variable Universal Life                                      3,136,437        1,230,416
      Variable Universal Life Accumulator II                                   402,302           45,931
      Variable Universal Life Income                                             5,740              235

   Franklin Income Securities Class 2 Division:
      Benefit Variable Universal Life                                          160,405           17,884
      Executive Variable Universal Life                                      2,043,539        1,328,643

   Franklin Mutual Discovery Securities Class 2 Division:
      Benefit Variable Universal Life                                          138,802            6,509
      Executive Variable Universal Life                                        915,910          470,326

   Franklin Mutual Shares Securities Class 2 Division:
      Benefit Variable Universal Life                                          390,058           44,311
      Executive Variable Universal Life                                        824,047          480,035

   Franklin Rising Dividends Securities Class 2 Division:
      Benefit Variable Universal Life                                          476,736          110,020
      Executive Variable Universal Life                                      2,183,973        1,349,587

   Franklin Small Cap Value Securities Class 2 Division:
      Benefit Variable Universal Life                                          259,385           83,731
      Executive Variable Universal Life                                      1,302,045          709,361

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   Government Securities Division:
      Benefit Variable Universal Life                                     $    486,491     $    150,513
      Executive Variable Universal Life                                      1,373,285        1,466,125
      Flex Variable Life                                                        59,454           55,856
      PrinFlex Life                                                         17,575,109       17,538,553
      Survivorship Variable Universal Life                                   3,441,670        3,463,228
      Variable Universal Life Accumulator                                    1,814,295        1,514,192
      Variable Universal Life Accumulator II                                   860,384          251,035
      Variable Universal Life Income                                             7,007              501

   Growth Division:
      Executive Variable Universal Life                                         38,991               16
      Flex Variable Life                                                         6,517              248
      PrinFlex Life                                                          5,096,433        4,762,077
      Survivorship Variable Universal Life                                     272,309          159,508
      Variable Universal Life Accumulator                                      126,469           74,321
      Variable Universal Life Accumulator II                                    88,718           27,525
      Variable Universal Life Income                                               784               54

   International Division:
      Benefit Variable Universal Life                                           58,133           11,964
      Executive Variable Universal Life                                        968,518          373,459
      Flex Variable Life                                                        39,723            8,010
      PrinFlex Life                                                         10,417,125        9,472,029
      Survivorship Variable Universal Life                                     422,602          124,953
      Variable Universal Life Accumulator                                    2,659,393          607,444
      Variable Universal Life Accumulator II                                 1,406,704          275,764
      Variable Universal Life Income                                            35,563            1,306

   International Emerging Markets Division:
      Flex Variable Life                                                        88,463           63,187
      PrinFlex Life                                                          2,734,332        1,749,100
      Survivorship Variable Universal Life                                      64,275           10,772
      Variable Universal Life Accumulator                                      353,356          146,691
      Variable Universal Life Accumulator II                                   621,943          111,557
      Variable Universal Life Income                                            13,277              457

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   International SmallCap Division:
      Benefit Variable Universal Life                                       $  489,378      $   103,377
      Executive Variable Universal Life                                      1,087,306          220,573
      Flex Variable Life                                                        32,092            4,082
      PrinFlex Life                                                          9,609,730        7,236,814
      Survivorship Variable Universal Life                                   1,200,057          423,280
      Variable Universal Life Accumulator                                      638,499          334,377
      Variable Universal Life Accumulator II                                   766,646          160,469
      Variable Universal Life Income                                            16,319              509

   Janus Aspen Balanced Service Shares Division:
      Benefit Variable Universal Life                                           11,844            8,777
      Executive Variable Universal Life                                        424,579          584,182

   Janus Aspen Core Equity Service Shares Division:
      Benefit Variable Universal Life                                           68,420           61,194
      Executive Variable Universal Life                                        516,196          470,213

   Janus Aspen Flexible Income Service Shares Division:
      Benefit Variable Universal Life                                          304,332          130,281
      Executive Variable Universal Life                                      1,289,847        1,017,897

   Janus Aspen Mid Cap Growth Service Shares Division:
      Executive Variable Universal Life                                         48,242          240,004
      Flex Variable Life                                                         3,234           20,497
      PrinFlex Life                                                          2,592,033        2,224,032
      Survivorship Variable Universal Life                                      40,049            3,436
      Variable Universal Life Accumulator                                      202,360          105,146

   Janus Aspen Worldwide Growth Service Shares Division:
      Benefit Variable Universal Life                                          107,446           45,511
      Executive Variable Universal Life                                        290,805           42,596

   JP Morgan Bond Series Trust II Division:
      Benefit Variable Universal Life                                           63,911            7,387
      Executive Variable Universal Life                                        300,540          111,370

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   JP Morgan Small Company Series Trust II Division:
      Benefit Variable Universal Life                                      $   197,029     $     79,608
      Executive Variable Universal Life                                        698,647          364,052

   LargeCap Blend Division:
      Benefit Variable Universal Life                                           13,426            5,970
      Executive Variable Universal Life                                         93,104          183,117
      Flex Variable Life                                                        16,859            5,270
      PrinFlex Life                                                          1,246,749          562,623
      Survivorship Variable Universal Life                                     103,552           17,007
      Variable Universal Life Accumulator                                      409,626          149,474
      Variable Universal Life Accumulator II                                 1,144,019          209,038
      Variable Universal Life Income                                            22,244              640

   LargeCap Growth Equity Division:
      Benefit Variable Universal Life                                           64,199           37,665
      Flex Variable Life                                                        12,213            2,673
      PrinFlex Life                                                          1,487,249        1,232,608
      Survivorship Variable Universal Life                                       6,075            2,327
      Variable Universal Life Accumulator                                    3,209,703          385,561
      Variable Universal Life Accumulator II                                   146,254           30,726
      Variable Universal Life Income                                             3,315               95

   LargeCap Stock Index Division:
      Flex Variable Life                                                        26,373           17,081
      PrinFlex Life                                                         14,639,816       11,820,373
      Survivorship Variable Universal Life                                     405,978          344,752
      Variable Universal Life Accumulator                                      613,753          510,333
      Variable Universal Life Accumulator II                                 1,052,466          179,989
      Variable Universal Life Income                                            40,787              551

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   LargeCap Value Division:
      Benefit Variable Universal Life                                      $    69,611     $      7,020
      Executive Variable Universal Life                                        205,830           93,974
      Flex Variable Life                                                        29,775            4,156
      PrinFlex Life                                                          1,875,533        1,161,487
      Survivorship Variable Universal Life                                     355,757           11,339
      Variable Universal Life Accumulator                                      501,554          178,595
      Variable Universal Life Accumulator II                                 1,102,712          204,247
      Variable Universal Life Income                                            21,541              833

   Limited Term Bond Division:
      Benefit Variable Universal Life                                           41,734            4,616
      Executive Variable Universal Life                                        220,657            2,781
      Flex Variable Life                                                           353               11
      PrinFlex Life                                                          1,135,706          342,206
      Survivorship Variable Universal Life                                     106,438            3,561
      Variable Universal Life Accumulator                                      335,726           97,789
      Variable Universal Life Accumulator II                                   249,894           15,351

   MFS VIT Emerging Growth Service Class Division:
      Benefit Variable Universal Life                                           42,418           20,360
      Executive Variable Universal Life                                        125,761           56,928

   MFS VIT MidCap Growth Service Class Division:
      Benefit Variable Universal Life                                           59,030           19,104
      Executive Variable Universal Life                                        495,628          233,950

   MFS VIT New Discovery Service Class Division:
      Benefit Variable Universal Life                                           86,696           38,597
      Executive Variable Universal Life                                        837,024          331,615
      Variable Universal Life Accumulator II                                   202,323           16,987
      Variable Universal Life Income                                             1,080               50

   MFS VIT Value Service Class Division:
      Benefit Variable Universal Life                                           92,427           59,838
      Executive Variable Universal Life                                        365,421          480,148

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   MidCap Division:
      Benefit Variable Universal Life                                     $    210,271    $      17,828
      Executive Variable Universal Life                                      1,667,869          925,592
      Flex Variable Life                                                     3,191,351        2,395,682
      PrinFlex Life                                                         29,714,523       21,524,406
      Survivorship Variable Universal Life                                     539,251          148,738
      Variable Universal Life Accumulator                                    1,715,463          709,432
      Variable Universal Life Accumulator II                                 1,230,296          265,177
      Variable Universal Life Income                                            19,314              485

   MidCap Growth Division:
      Benefit Variable Universal Life                                           74,996           34,898
      Executive Variable Universal Life                                        143,898           72,409
      Flex Variable Life                                                        15,355           11,060
      PrinFlex Life                                                          7,032,557        6,208,073
      Survivorship Variable Universal Life                                     170,921           42,178
      Variable Universal Life Accumulator                                      520,056          244,691
      Variable Universal Life Accumulator II                                   746,629          162,432
      Variable Universal Life Income                                            10,862              624

   MidCap Value Division:
      Benefit Variable Universal Life                                          757,772          383,175
      Executive Variable Universal Life                                        742,170          152,763
      Flex Variable Life                                                        42,960           22,118
      PrinFlex Life                                                          8,757,896        6,389,131
      Survivorship Variable Universal Life                                     207,171           18,795
      Variable Universal Life Accumulator                                      745,247          276,593
      Variable Universal Life Accumulator II                                 1,185,081          197,566
      Variable Universal Life Income                                            15,794              778

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   Money Market Division:
      Benefit Variable Universal Life                                     $  7,574,145     $  5,914,099
      Executive Variable Universal Life                                     35,347,613       28,831,424
      Flex Variable Life                                                       166,863          349,051
      PrinFlex Life                                                         33,421,824       36,330,363
      Survivorship Variable Universal Life                                   2,323,062        2,721,264
      Variable Universal Life Accumulator                                    1,952,452        4,007,824
      Variable Universal Life Accumulator II                                18,485,269       16,006,880
      Variable Universal Life Income                                         1,819,086          505,318

   Neuberger Berman AMT Guardian I Class Division:
      Benefit Variable Universal Life                                            9,811            2,958
      Executive Variable Universal Life                                         64,204           63,534

   Principal Lifetime 2020 Division:
      Variable Universal Life Accumulator II                                     3,169               78
      Variable Universal Life Income                                               890                -

   Principal Lifetime 2030 Division:
      Variable Universal Life Accumulator II                                    32,834            1,351
      Variable Universal Life Income                                           106,360              103

   Principal Lifetime 2040 Division:
      Variable Universal Life Accumulator II                                   127,048            2,073
      Variable Universal Life Income                                             1,607                -

   Principal Lifetime 2050 Division:
      Variable Universal Life Accumulator II                                    67,059            2,781
      Variable Universal Life Income                                             6,840              271

   Putnam VT Growth & Income Class 1B Division:
      Benefit Variable Universal Life                                           90,626           36,379
      Executive Variable Universal Life                                         44,228            4,623

   Putnam VT International Equity Class IB Division:
      Benefit Variable Universal Life                                          368,032          129,968
      Executive Variable Universal Life                                      1,025,357          688,745

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   Putnam VT Voyager Class IB Division:
      Benefit Variable Universal Life                                     $    114,921    $      68,968
      Executive Variable Universal Life                                        318,480          254,094
      Flex Variable Life                                                         2,237            1,780
      PrinFlex Life                                                          9,203,489        9,783,387
      Survivorship Variable Universal Life                                     356,995          694,555
      Variable Universal Life Accumulator                                      493,621          323,373

   Real Estate Securities Division:
      Benefit Variable Universal Life                                        1,065,255          268,242
      Executive Variable Universal Life                                      3,607,992        1,444,224
      Flex Variable Life                                                        67,164           29,707
      PrinFlex Life                                                         20,222,705       16,470,055
      Survivorship Variable Universal Life                                   1,449,697          289,569
      Variable Universal Life Accumulator                                    1,132,769          474,221
      Variable Universal Life Accumulator II                                 1,327,569          202,387
      Variable Universal Life Income                                             5,110              371

   SmallCap Division:
      Benefit Variable Universal Life                                          124,094           29,319
      Executive Variable Universal Life                                        583,986           40,258
      Flex Variable Life                                                        19,397            6,047
      PrinFlex Life                                                          5,418,352        5,482,630
      Survivorship Variable Universal Life                                      86,028          472,785
      Variable Universal Life Accumulator                                    2,054,337          295,264
      Variable Universal Life Accumulator II                                   372,025           43,153
      Variable Universal Life Income                                             2,493              138

   SmallCap Growth Division:
      Benefit Variable Universal Life                                           50,142           25,293
      Executive Variable Universal Life                                         49,134            1,555
      Flex Variable Life                                                        15,100           12,823
      PrinFlex Life                                                          7,282,501        6,610,275
      Survivorship Variable Universal Life                                     201,333          211,710
      Variable Universal Life Accumulator                                      326,294          229,712
      Variable Universal Life Accumulator II                                   467,676          143,222
      Variable Universal Life Income                                             2,807              320

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   SmallCap Value Division:
      Benefit Variable Universal Life                                     $    758,692     $    318,280
      Executive Variable Universal Life                                      3,538,891        1,367,527
      Flex Variable Life                                                        36,072           15,852
      PrinFlex Life                                                         24,697,312       20,697,060
      Survivorship Variable Universal Life                                     426,881           67,713
      Variable Universal Life Accumulator                                      871,934          501,058
      Variable Universal Life Accumulator II                                 1,074,639          220,985
      Variable Universal Life Income                                             5,360              179

   Vanguard VIF Balanced Division:
      Benefit Variable Universal Life                                        1,036,841          330,728
      Executive Variable Universal Life                                      2,241,656          888,916

   Vanguard VIF Equity Index Division:
      Benefit Variable Universal Life                                          964,679          249,745
      Executive Variable Universal Life                                      4,829,668        2,216,711

   Vanguard VIF Mid-Cap Index Division:
      Benefit Variable Universal Life                                          512,737          125,888
      Executive Variable Universal Life                                      1,499,726          510,146

   Wells Fargo VT Asset Allocation Division:
      Benefit Variable Universal Life                                            8,214            5,268
      Executive Variable Universal Life                                         14,188           15,268
      PrinFlex Life                                                            281,427           98,724
      Survivorship Variable Universal Life                                       9,316            1,688
      Variable Universal Life Accumulator                                       48,831           36,510
      Variable Universal Life Accumulator II                                    91,402           13,499
      Variable Universal Life Income                                               330               18

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   Wells Fargo VT Equity Income Division:
      Executive Variable Universal Life                                     $   20,518         $  1,813
      PrinFlex Life                                                             36,397           18,658
      Survivorship Variable Universal Life                                       7,623            1,638
      Variable Universal Life Accumulator                                       11,010           25,421
      Variable Universal Life Accumulator II                                    29,068            3,888
      Variable Universal Life Income                                             1,493               68

   Wells Fargo VT Large Company Growth Division:
      Benefit Variable Universal Life                                            6,222            1,838
      Executive Variable Universal Life                                        234,505           93,436
      PrinFlex Life                                                             46,823           17,838
      Survivorship Variable Universal Life                                       9,519              170
      Variable Universal Life Accumulator                                        9,957            4,377
      Variable Universal Life Accumulator II                                    48,685           26,369
      Variable Universal Life Income                                               346              129

5. Changes in Units Outstanding

Transactions in units were as follows for each of the periods ended December 31:

                                                          2004                           2003
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Aggressive Growth Series I
      Division:
      Benefit Variable Universal Life               19,740          7,471          12,984          4,225
      Executive Variable Universal Life             21,405          8,531          15,626          6,687

   AIM V.I. Core Equity Series I Division:
      Flex Variable Life                                68          1,338           1,368            166
      PrinFlex Life                                191,778        198,675         234,113        206,297
      Survivorship Variable Universal Life           2,066            690           1,684            663
      Variable Universal Life Accumulator           18,163         11,943          29,690         11,826

   AIM V.I. Core Equity Series II Division:
      Variable Universal Life Accumulator II         6,073          1,703           3,573            371
      Variable Universal Life Income                    33              1               -              -

   AIM V.I. Core Stock Series I Division:
      Executive Variable Universal Life              7,274          1,876               -              -

   AIM V.I. Dynamics Series I Division:
      Benefit Variable Universal Life                4,828          5,219           2,432            103
      Executive Variable Universal Life              4,225            532           2,734            359
      Flex Variable Life                                21              7              53             26
      PrinFlex Life                                 90,983        103,946         107,747         72,803
      Survivorship Variable Universal Life               -             39               -             37
      Variable Universal Life Accumulator            3,696          1,848           5,232          3,266

   AIM V.I. Growth Series I Division:
      Flex Variable Life                                38             21             205            526
      PrinFlex Life                                153,146        142,677         147,695         85,569
      Survivorship Variable Universal Life           6,400            294           3,568            215
      Variable Universal Life Accumulator           12,027          8,550          23,114          9,018

   AIM V.I. Growth Series II Division:
      Variable Universal Life Accumulator II         7,735          1,549           1,913            266
      Variable Universal Life Income                    46              5               -              -

                                                          2004                           2003
                                              --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Health Sciences Series I
      Division:
      Benefit Variable Universal Life               19,013         12,338           7,599            765
      Executive Variable Universal Life             15,597         11,108          19,281          8,164
      Flex Variable Life                               943            883             375            133
      PrinFlex Life                                359,701        322,706         278,910        187,333
      Survivorship Variable Universal Life           5,081          1,460          14,962          6,846
      Variable Universal Life Accumulator           30,343         14,581          40,559         13,028
      Variable Universal Life Accumulator II        25,229          6,409          11,287            995
      Variable Universal Life Income                   144             16               -              -

   AIM V.I. International Growth Series I
      Division:
      Benefit Variable Universal Life                2,540             56           2,633          1,115
      Executive Variable Universal Life             47,184          1,788               -              -

   AIM V.I. Premier Equity Series I Division:
      Flex Variable Life                             2,213            647             730            544
      PrinFlex Life                                458,113        463,999         766,544        646,897
      Survivorship Variable Universal Life          13,794          7,187           4,358            916
      Variable Universal Life Accumulator           35,271         15,070          52,533         21,876

   AIM V.I. Premier Equity Series II
      Division:
      Variable Universal Life Accumulator II        46,699          9,404          13,266          1,397
      Variable Universal Life Income                 1,014             52               -              -

   AIM V.I. Small Company Growth Series I
      Division:
      Benefit Variable Universal Life               20,027          3,861          10,281          3,489
      Executive Variable Universal Life             39,961         32,082          97,070         62,540
      Flex Variable Life                               323            119             204            130
      PrinFlex Life                                218,889        173,318         152,032        122,866
      Survivorship Variable Universal Life           1,973            435           1,595            267
      Variable Universal Life Accumulator            8,034          6,442          14,150          9,273

                                                          2004                           2003
                                            --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Technology Series I Division:
      Benefit Variable Universal Life               11,459          8,292           3,060            242
      Executive Variable Universal Life             28,044         19,883          36,541         18,807
      Flex Variable Life                             4,995          2,845           1,638            789
      PrinFlex Life                                429,221        364,919         370,159        232,735
      Survivorship Variable Universal Life           2,072            587             958            411
      Variable Universal Life Accumulator           23,243         14,494          33,311          6,994

   American Century VP Income & Growth
      Division:
      Flex Variable Life                               157            140             307            112
      PrinFlex Life                                231,224        209,987         216,714        159,892
      Survivorship Variable Universal Life           6,876            203             646          1,006
      Variable Universal Life Accumulator           27,910         19,335          44,100         12,762

   American Century VP Ultra Division:
      Flex Variable Life                                77            151             151             73
      PrinFlex Life                                206,446        164,963         134,045         91,927
      Survivorship Variable Universal Life          35,181            632           1,207            550
      Variable Universal Life Accumulator           29,186         15,695          31,976          9,713

   American Century VP II Income & Growth
      Division:
      Benefit Variable Universal Life                4,381          1,538             637             15
      Executive Variable Universal Life             22,009            964           2,951          1,592
      Variable Universal Life Accumulator II        16,094          3,030           5,451            480
      Variable Universal Life Income                    64              1               -              -

   American Century VP II International
      Division:
      Benefit Variable Universal Life                2,376             70             360              -
      Executive Variable Universal Life             50,126         28,081          11,498            535

   American Century VP II Ultra Division:
      Benefit Variable Universal Life                4,350          1,192           3,682            266
      Executive Variable Universal Life             38,106         23,161          15,689          4,168
      Variable Universal Life Accumulator II        25,190          4,954           7,004            903
      Variable Universal Life Income                   204              8               -              -

                                                          2004                           2003
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   American Century VP II Value Division:
      Benefit Variable Universal Life               28,547          8,456           5,348            938
      Executive Variable Universal Life             29,104         13,336           6,342            430
      Flex Variable Life                               197             35             565             13
      PrinFlex Life                                166,386        118,246         134,410         85,048
      Survivorship Variable Universal Life           8,884            941           6,812            363
      Variable Universal Life Accumulator           19,663          6,995          20,880          4,182
      Variable Universal Life Accumulator II        30,952          5,370           5,715            613
      Variable Universal Life Income                   377              8               -              -

   Asset Allocation Division:
      Flex Variable Life                             4,507          1,834           4,668            167
      PrinFlex Life                                523,568        504,850         600,310        386,691
      Survivorship Variable Universal Life          24,541         20,854          31,537         33,417
      Variable Universal Life Accumulator           34,055         26,093          54,270         14,514
      Variable Universal Life Accumulator II        16,358          4,126           4,314          1,376
      Variable Universal Life Income                   103              8               -              -

   Balanced Division:
      Flex Variable Life                            13,606         21,472          17,146         25,398
      PrinFlex Life                                444,638        404,785         428,877        368,450
      Survivorship Variable Universal Life          12,807         15,518           9,274          8,657
      Variable Universal Life Accumulator           19,073         11,343          29,197          8,796
      Variable Universal Life Accumulator II        20,460         10,129           4,479            767
      Variable Universal Life Income                   348             10               -              -

   Bond Division:
      Benefit Variable Universal Life               40,287         11,073          18,811          5,229
      Executive Variable Universal Life            118,047         60,342         100,324         43,000
      Flex Variable Life                             9,377         13,415          48,925         29,251
      PrinFlex Life                              1,146,054      1,135,714       1,868,260      1,661,716
      Survivorship Variable Universal Life          38,079         10,322          26,821         24,115
      Variable Universal Life Accumulator           72,269         38,455         121,649         68,736
      Variable Universal Life Accumulator II       122,670         64,015          47,814          5,423
      Variable Universal Life Income                 1,292             63               -              -

                                                          2004                           2003
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   Capital Value Division:
      Benefit Variable Universal Life                  223              -           1,356          1,356
      Executive Variable Universal Life              2,564          3,675          14,265         12,583
      Flex Variable Life                            18,195         31,904          23,927         32,589
      PrinFlex Life                                496,395        516,012         627,258        590,581
      Survivorship Variable Universal Life          21,388          7,548          27,897         12,935
      Variable Universal Life Accumulator          262,496         45,238         323,238         41,241
      Variable Universal Life Accumulator II        36,295          8,607          11,985          1,533
      Variable Universal Life Income                 7,070          6,793               -              -

   Dreyfus IP Core Value Service Shares
      Division:
      Benefit Variable Universal Life                1,937             48             430              3
      Executive Variable Universal Life             71,433         28,509          58,543         16,390

   Dreyfus IP Founders Discovery Initial
      Shares Division:
      Benefit Variable Universal Life                  178              7               -              -
      Executive Variable Universal Life             23,609          3,448              10            203
      Flex Variable Life                               754            132             536             28
      PrinFlex Life                                 62,709         49,361          59,833         34,467
      Survivorship Variable Universal Life           1,381             30             491              -
      Variable Universal Life Accumulator           12,946          3,784          15,047          3,484

   Dreyfus IP Founders Growth Initial
      Shares Division:
      Executive Variable Universal Life              3,491            126               -              -

   Dreyfus Socially Responsible Growth
      Service Shares Division:
      Benefit Variable Universal Life                  988             73           1,745             38
      Executive Variable Universal Life                646              4           4   -              -

   Dreyfus VIF Appreciation Service Shares
      Division:
      Benefit Variable Universal Life               12,578          4,484           3,966            546
      Executive Variable Universal Life             25,970          3,140           1,333            127

   Dreyfus VIF Developing Leaders Service
      Shares Division:
      Benefit Variable Universal Life               16,830          5,465           4,734            870
      Executive Variable Universal Life            137,051        102,803         246,068        164,411
      Variable Universal Life Accumulator II        44,905          7,729          12,737          1,064
      Variable Universal Life Income                   706             23               -              -

   Dreyfus VIF Quality Bond Service Shares
      Division:
      Benefit Variable Universal Life               19,398          3,350           7,632            470
      Executive Variable Universal Life             89,020         62,020          10,261          9,083

   Equity Growth Division:
      Benefit Variable Universal Life                6,758          1,145           2,075            231
      Executive Variable Universal Life             17,321          7,853           8,061          2,520
      Flex Variable Life                             2,656          2,446           3,412            435
      PrinFlex Life                              1,401,006      1,290,465       2,125,875      1,316,002
      Survivorship Variable Universal Life          81,940         72,289         162,771         68,164
      Variable Universal Life Accumulator           53,125         29,424          60,676         22,348
      Variable Universal Life Accumulator II        60,266         12,623          21,062          1,862
      Variable Universal Life Income                 1,425             39               -              -

   Equity Income Division:
      Flex Variable Life                               338            107             203             94
      PrinFlex Life                                141,286        119,349         149,552        105,196
      Survivorship Variable Universal Life           7,732          2,986          12,076          5,227
      Variable Universal Life Accumulator           13,783          4,215          11,405          3,325
      Variable Universal Life Accumulator II        13,619          2,293           3,645            693
      Variable Universal Life Income                   425              8               -              -

   Fidelity VIP Equity-Income Initial Class
      Division:
      Flex Variable Life                             2,017            602           1,537            679
      PrinFlex Life                              1,316,714      1,156,306       1,304,723      1,104,113
      Survivorship Variable Universal Life          48,177         13,669          53,899         27,187
      Variable Universal Life Accumulator           49,002         29,927          64,410         16,616

   Fidelity VIP Equity-Income Service
      Class 2 Division:
      Benefit Variable Universal Life               74,116         19,363          30,681          8,345
      Executive Variable Universal Life            214,871         82,303         314,082        220,792
      Variable Universal Life Accumulator II       104,756         18,369          29,245          3,781
      Variable Universal Life Income                 1,147             47               -              -

   Fidelity VIP Growth Service Class 2
      Division:
      Benefit Variable Universal Life               48,115         11,073           7,870          1,473
      Executive Variable Universal Life            248,693        150,973          75,633         23,095
      Flex Variable Life                               119            321             791             34
      PrinFlex Life                                153,207         94,185         113,891         48,017
      Survivorship Variable Universal Life           8,802          1,627          21,068            542
      Variable Universal Life Accumulator           32,674          8,434          43,596         24,906
      Variable Universal Life Accumulator II        46,164          9,007          10,339          1,623
      Variable Universal Life Income                   628             20               -              -

   Fidelity VIP High Income Initial Class
      Division:
      Flex Variable Life                               239             55             399            271
      PrinFlex Life                                378,978        371,215         443,664        326,895
      Survivorship Variable Universal Life          12,177          4,441           4,193          8,413
      Variable Universal Life Accumulator            6,365          2,853          13,575          4,033

   Fidelity VIP High Income Service Class 2
      Division:
      Benefit Variable Universal Life               21,531          5,400          10,076          2,700
      Executive Variable Universal Life             54,280         22,624          41,690         23,663
      Variable Universal Life Accumulator II        17,471          1,413           1,502            425
      Variable Universal Life Income                     2              1               -              -

   Fidelity VIP II Asset Manager Service
      Class 2 Division:
      Benefit Variable Universal Life               14,694          4,645           3,909            879
      Executive Variable Universal Life             58,121         44,094          74,784         28,651

   Fidelity VIP II Contrafund Initial Class
      Division:
      Flex Variable Life                             1,532            688           1,700            388
      PrinFlex Life                              1,330,347      1,204,753       1,369,783      1,172,400
      Survivorship Variable Universal Life          73,057         45,182          72,245         50,782
      Variable Universal Life Accumulator           52,174         32,336          76,477         24,431

   Fidelity VIP II Contrafund Service Class
      2 Division:
      Benefit Variable Universal Life               46,675         13,193           3,669          1,662
      Executive Variable Universal Life            207,066         41,889          65,936         19,732
      Variable Universal Life Accumulator II        98,788         16,105          21,507          2,485
      Variable Universal Life Income                   554             28               -              -

   Fidelity VIP III MidCap Service Class 2 Division:
      Benefit Variable Universal Life               57,946         14,681          20,926          7,816
      Executive Variable Universal Life            245,171         90,312         214,060        145,790
      Variable Universal Life Accumulator II        31,199          3,593           4,195            367
      Variable Universal Life Income                   404             16               -              -

   Franklin Income Securities Class 2
      Division:
      Benefit Variable Universal Life               12,304          1,351           1,063             18
      Executive Variable Universal Life            156,245         99,050          27,724         11,059

   Franklin Mutual Discovery Securities
      Class 2 Division:
      Benefit Variable Universal Life               11,782            535           4,108          2,101
      Executive Variable Universal Life             77,914         38,243          32,866         18,624

   Franklin Mutual Shares Securities Class 2
      Division:
      Benefit Variable Universal Life               34,668          4,017          20,367          7,865
      Executive Variable Universal Life             74,248         43,792          53,246         15,455

   Franklin Rising Dividends Securities
      Class 2 Division:
      Benefit Variable Universal Life               42,274          9,861          23,766          6,322
      Executive Variable Universal Life            194,409        119,029          47,483          8,446

   Franklin Small Cap Value Securities Class
      2 Division:
      Benefit Variable Universal Life               22,596          7,270          10,276          1,747
      Executive Variable Universal Life            112,563         60,266          77,201         42,933

   Government Securities Division:
      Benefit Variable Universal Life               29,748          9,465          34,092         18,648
      Executive Variable Universal Life             83,591         92,600         125,058         65,821
      Flex Variable Life                             4,379          4,722           7,778          9,263
      PrinFlex Life                              1,060,240      1,105,168       1,614,018      1,674,181
      Survivorship Variable Universal Life         237,180        253,588          58,803         30,297
      Variable Universal Life Accumulator          104,374         95,326         210,818        101,910
      Variable Universal Life Accumulator II        52,979         15,794          26,421          5,264
      Variable Universal Life Income                   433             31               -              -

   Growth Division:
      Executive Variable Universal Life              3,512              1          23,749         23,749
      Flex Variable Life                               848             30              27             15
      PrinFlex Life                                482,394        457,181         638,203        482,511
      Survivorship Variable Universal Life          40,482         23,659          53,791         32,106
      Variable Universal Life Accumulator           12,035          7,109          18,125          4,447
      Variable Universal Life Accumulator II         8,541          2,653           3,886            726
      Variable Universal Life Income                    71              5               -              -

   International Division:
      Benefit Variable Universal Life                4,770            988             766              3
      Executive Variable Universal Life             77,733         27,995          11,081         15,330
      Flex Variable Life                             4,062            800           1,519             82
      PrinFlex Life                                833,260        774,880       1,364,596      1,191,426
      Survivorship Variable Universal Life          42,962         13,330          40,798         24,496
      Variable Universal Life Accumulator          213,449         49,958         272,170         36,406
      Variable Universal Life Accumulator II       114,086         22,529          33,734          3,283
      Variable Universal Life Income                 2,620             96               -              -

   International Emerging Markets Division:
      Flex Variable Life                             6,363          5,413           2,459             39
      PrinFlex Life                                197,386        135,034          90,519         52,879
      Survivorship Variable Universal Life           4,484            845           1,342             62
      Variable Universal Life Accumulator           23,568         11,445          20,996          5,893
      Variable Universal Life Accumulator II        43,829          8,726           7,613            710
      Variable Universal Life Income                   855             31               -              -

   International SmallCap Division:
      Benefit Variable Universal Life               28,667          5,949           1,652            128
      Executive Variable Universal Life             61,922         11,508          11,995         10,205
      Flex Variable Life                             2,591            306           1,713            171
      PrinFlex Life                                552,576        420,913         711,953        611,514
      Survivorship Variable Universal Life          83,893         29,766          18,834         12,859
      Variable Universal Life Accumulator           36,053         19,514          49,381         19,138
      Variable Universal Life Accumulator II        43,999          9,249          10,167          1,122
      Variable Universal Life Income                   839             26               -              -

   Janus Aspen Balanced Service Shares
      Division:
      Benefit Variable Universal Life                1,100            829               -              -
      Executive Variable Universal Life             39,505         54,457          48,894         30,063

   Janus Aspen Core Equity Service Shares
      Division:
      Benefit Variable Universal Life                6,736          6,008           8,191          1,851
      Executive Variable Universal Life             49,915         46,021          25,807          4,403

   Janus Aspen Flexible Income Service
      Shares Division:
      Benefit Variable Universal Life               24,272         11,076          19,249          4,244
      Executive Variable Universal Life             98,322         86,559         491,530        331,645

   Janus Aspen Mid Cap Growth Service Shares
      Division:
      Benefit Variable Universal Life                    -              -           2,922          2,922
      Executive Variable Universal Life              5,325         29,329          15,751          4,415
      Flex Variable Life                               419          2,716           1,927            524
      PrinFlex Life                                340,644        291,336         227,867        150,803
      Survivorship Variable Universal Life           4,838            443           3,004            927
      Variable Universal Life Accumulator           26,062         13,491          37,577         15,938

   Janus Aspen Worldwide Growth Service
      Shares Division:
      Benefit Variable Universal Life               11,116          4,751           4,766            515
      Executive Variable Universal Life             29,213          4,322           7,509          3,292

   JP Morgan Bond Series Trust II Division:
      Benefit Variable Universal Life                5,458            650           1,599             15
      Executive Variable Universal Life             26,539          9,977           6,133          2,671

   JP Morgan Small Company Series
      Trust II Division:
      Benefit Variable Universal Life               16,607          6,739           3,252            250
      Executive Variable Universal Life             61,795         31,167          22,288          4,888

   LargeCap Blend Division:
      Benefit Variable Universal Life                1,251            580               -              -
      Executive Variable Universal Life              7,543         16,792          21,595         13,755
      Flex Variable Life                             1,525            504             556             55
      PrinFlex Life                                107,369         53,680         159,688         81,432
      Survivorship Variable Universal Life           9,005          1,618           6,811            522
      Variable Universal Life Accumulator           34,804         14,253          48,684         10,052
      Variable Universal Life Accumulator II       103,159         19,946          30,015          3,337
      Variable Universal Life Income                 1,962             58               -              -

   LargeCap Growth Equity Division:
      Benefit Variable Universal Life                5,162          3,070           4,346             17
      Flex Variable Life                             1,000            202           1,322              24
      PrinFlex Life                                116,789         97,076          54,506          2,944
      Survivorship Variable Universal Life             486            192           1,032              4
      Variable Universal Life Accumulator          253,657         30,769         491,420          1,681
      Variable Universal Life Accumulator II        11,575          2,454           3,760            420
      Variable Universal Life Income                   258              7               -              -

   LargeCap Stock Index Division:
      Flex Variable Life                             2,731          1,798           6,220          1,475
      PrinFlex Life                              1,601,274      1,327,893       3,020,116      2,960,912
      Survivorship Variable Universal Life          41,166         38,397          90,416         55,413
      Variable Universal Life Accumulator           66,340         57,537         112,560         31,328
      Variable Universal Life Accumulator II       115,373         20,097          24,957          2,943
      Variable Universal Life Income                 4,240             58               -              -

   LargeCap Value Division:
      Benefit Variable Universal Life                5,996            627               -              -
      Executive Variable Universal Life             17,738          7,935          11,822          8,377
      Flex Variable Life                             2,564            348           3,445            281
      PrinFlex Life                                161,557        104,201         225,215         91,456
      Survivorship Variable Universal Life          29,625          1,006           3,887            183
      Variable Universal Life Accumulator           42,917         16,101          50,942         10,453
      Variable Universal Life Accumulator II        96,140         18,383          27,758          2,755
      Variable Universal Life Income                 1,793             70               -              -

   Limited Term Bond Division:
      Benefit Variable Universal Life                4,108            456               -              -
      Executive Variable Universal Life             21,778            273               -              -
      Flex Variable Life                                35              1               -              -
      PrinFlex Life                                111,962         33,980           6,825            561
      Survivorship Variable Universal Life          10,549            354           1,181             40
      Variable Universal Life Accumulator           33,119          9,733           1,941            168
      Variable Universal Life Accumulator II        24,706          1,518           1,659            141

   MFS VIT Emerging Growth Service
      Class Division:
      Benefit Variable Universal Life                4,292          2,049           2,074            245
      Executive Variable Universal Life             12,339          5,330           2,447          1,542

   MFS VIT MidCap Growth Service Class
      Division:
      Benefit Variable Universal Life                5,678          1,891           3,383            234
      Executive Variable Universal Life             47,307         22,820          13,939          7,273

   MFS VIT New Discovery Service Class
      Division:
      Benefit Variable Universal Life                8,852          3,935           3,431            698
      Executive Variable Universal Life             81,250         32,096           2,259            314
      Variable Universal Life Accumulator II        20,768          1,705           3,062            333
      Variable Universal Life Income                   106              5               -              -

   MFS VIT Value Service Class Division:
      Benefit Variable Universal Life                8,474          5,612           7,890          3,013
      Executive Variable Universal Life             33,518         45,294          52,464         18,208

   MidCap Division:
      Benefit Variable Universal Life                9,568            882           2,830            135
      Executive Variable Universal Life             78,500         46,226          40,943         24,425
      Flex Variable Life                            25,560         36,481          35,568         48,890
      PrinFlex Life                              1,253,288      1,090,752       1,168,018        978,531
      Survivorship Variable Universal Life          23,514          9,523          45,811         25,772
      Variable Universal Life Accumulator           70,208         35,777          94,516         25,805
      Variable Universal Life Accumulator II        55,930         13,260          21,765          3,350
      Variable Universal Life Income                   863             22               -              -

   MidCap Growth Division:
      Benefit Variable Universal Life                7,486          3,476           5,765             29
      Executive Variable Universal Life             13,899          6,809           8,875            131
      Flex Variable Life                             1,696          1,216           1,944             41
      PrinFlex Life                                690,859        609,026         583,589        378,585
      Survivorship Variable Universal Life          16,569          4,191          25,753          2,989
      Variable Universal Life Accumulator           51,031         23,941         111,837         61,974
      Variable Universal Life Accumulator II        73,009         16,013          15,835          1,716
      Variable Universal Life Income                 1,005             58               -              -

   MidCap Value Division:
      Benefit Variable Universal Life               53,234         28,192          23,784          5,129
      Executive Variable Universal Life             52,538         11,065          85,648         82,066
      Flex Variable Life                             2,701          1,825             967            171
      PrinFlex Life                                628,958        504,952         558,392        415,419
      Survivorship Variable Universal Life          12,124          1,474          14,798          1,815
      Variable Universal Life Accumulator           46,434         22,068          63,586         17,674
      Variable Universal Life Accumulator II        83,885         15,569          20,869          1,984
      Variable Universal Life Income                 1,068             55               -              -

   Money Market Division:
      Benefit Variable Universal Life              578,475        453,222         424,590        290,328
      Executive Variable Universal Life          2,702,633      2,207,661       1,969,395      2,165,956
      Flex Variable Life                             8,786         18,585          16,017         19,021
      PrinFlex Life                              2,543,438      2,785,114       4,584,706      4,607,741
      Survivorship Variable Universal Life         198,682        235,696         158,710        120,123
      Variable Universal Life Accumulator          147,806        307,402         768,567        817,201
      Variable Universal Life Accumulator II     1,414,740      1,226,669         507,826        402,472
      Variable Universal Life Income               138,693         38,551               -              -

   Neuberger Berman AMT Guardian I Class
      Division:
      Benefit Variable Universal Life                  957            294               -              -
      Executive Variable Universal Life              6,214          6,214               -              -

   Principal LifeTime 2020 Division:
      Variable Universal Life Accumulator II           302              7               -              -
      Variable Universal Life Income                    81              -               -              -

   Principal LifeTime 2030 Division:
      Variable Universal Life Accumulator II         3,203            128               -              -
      Variable Universal Life Income                 9,627              9               -              -

   Principal LifeTime 2040 Division:
      Variable Universal Life Accumulator II        12,189            192               -              -
      Variable Universal Life Income                   146              -               -              -

   Principal LifeTime 2050 Division:
      Variable Universal Life Accumulator II         6,568            264               -              -
      Variable Universal Life Income                   623             25               -              -

   Putnam VT Growth & Income Class 1B
      Division:
      Benefit Variable Universal Life                8,595          3,463          11,075          9,184
      Executive Variable Universal Life              4,102            429          89,953         88,066

   Putnam VT International Equity Class 1B
      Division:
      Benefit Variable Universal Life               34,123         12,293          33,821         10,102
      Executive Variable Universal Life             96,925         64,476         258,650        213,149

   Putnam VT Voyager Class 1B Division:
      Benefit Variable Universal Life               11,228          6,876          12,554          6,618
      Executive Variable Universal Life             30,990         24,780         418,592        373,354
      Flex Variable Life                               285            203             345            213
      PrinFlex Life                                898,752        958,669       1,385,013      1,179,008
      Survivorship Variable Universal Life          41,858         80,855          52,118         72,464
      Variable Universal Life Accumulator           48,394         31,608          71,413         32,786

   Real Estate Securities Division:
      Benefit Variable Universal Life               45,462         13,624          20,088          8,179
      Executive Variable Universal Life            155,681         67,861          57,007         12,371
      Flex Variable Life                             3,253          1,631           2,726          1,647
      PrinFlex Life                                892,318        808,256         968,575        752,211
      Survivorship Variable Universal Life          49,262         12,882          28,660         11,863
      Variable Universal Life Accumulator           42,662         23,157          59,885         18,183
      Variable Universal Life Accumulator II        55,607          9,606          14,021          1,453
      Variable Universal Life Income                   196             15               -              -

   SmallCap Division:
      Benefit Variable Universal Life               11,508          2,690           1,800             42
      Executive Variable Universal Life             54,153          3,685          11,526          3,503
      Flex Variable Life                             1,998            566           4,345            199
      PrinFlex Life                                502,402        508,034         706,697        387,260
      Survivorship Variable Universal Life           7,953         42,314          51,533          7,554
      Variable Universal Life Accumulator          192,322         28,751         255,942         25,333
      Variable Universal Life Accumulator II        35,829          3,973           5,019            541
      Variable Universal Life Income                   210             12               -              -

   SmallCap Growth Division:
      Benefit Variable Universal Life                5,428          2,815           3,942          2,570
      Executive Variable Universal Life              5,423            159          51,527         50,183
      Flex Variable Life                             2,513          2,383             525            214
      PrinFlex Life                                795,984        725,024         831,978        563,817
      Survivorship Variable Universal Life          27,205         28,508          27,027         28,748
      Variable Universal Life Accumulator           35,182         24,821          58,775         18,914
      Variable Universal Life Accumulator II        50,564         15,630          15,144          1,396
      Variable Universal Life Income                   286             32               -              -

   SmallCap Value Division:
      Benefit Variable Universal Life               35,156         15,905          22,042          7,105
      Executive Variable Universal Life            161,808         65,138          66,021         25,971
      Flex Variable Life                             1,580          1,106             990            553
      PrinFlex Life                              1,156,139      1,043,629       1,133,822        936,239
      Survivorship Variable Universal Life          15,051          3,191          14,448         12,175
      Variable Universal Life Accumulator           35,555         25,385          55,057         17,066
      Variable Universal Life Accumulator II        49,955         11,056           9,590          1,108
      Variable Universal Life Income                   232              8               -              -

   Vanguard VIF Balanced Division:
      Benefit Variable Universal Life               90,069         28,879          28,442          7,339
      Executive Variable Universal Life            192,781         76,574          82,580         39,673

   Vanguard VIF Equity Index Division:
      Benefit Variable Universal Life               88,985         23,383          36,717          4,704
      Executive Variable Universal Life            444,682        205,726         583,470        385,498

   Vanguard VIF Mid-Cap Index Division:
      Benefit Variable Universal Life               45,264         11,189          12,757          1,237
      Executive Variable Universal Life            132,259         43,875          21,523          9,400

   Wells Fargo VT Asset Allocation Division:
      Benefit Variable Universal Life                  742            485               -              -
      Executive Variable Universal Life              1,157          1,285           1,330            168
      PrinFlex Life                                 23,491          8,877          11,831          2,944
      Survivorship Variable Universal Life             638            151           3,732             26
      Variable Universal Life Accumulator            3,973          3,304           7,942          2,118
      Variable Universal Life Accumulator II         7,851          1,201           1,591            185
      Variable Universal Life Income                    30              2               -              -

   Wells Fargo VT Equity Income Division:
      Executive Variable Universal Life              1,985            168               -              -
      PrinFlex Life                                  3,461          1,808           3,152            818
      Survivorship Variable Universal Life             666            158           4,021             27
      Variable Universal Life Accumulator            1,039          2,496           3,893          1,319
      Variable Universal Life Accumulator II         2,742            375             169             39
      Variable Universal Life Income                   139              6               -              -

   Wells Fargo VT Large Company Growth
      Division:
      Benefit Variable Universal Life                  637            189               -              -
      Executive Variable Universal Life             24,419          9,475               -              -
      Flex Variable Life                                 -              -               -            257
      PrinFlex Life                                  4,889          1,853           3,375            242
      Survivorship Variable Universal Life             978             18               -              -
      Variable Universal Life Accumulator            1,048            454           1,396            316
      Variable Universal Life Accumulator II         5,014          2,665             804             91
      Variable Universal Life Income                    35             13               -              -

6. Financial Highlights

Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Separate Account has presented the following disclosures required by AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

                                  December 31                  For the Year Ended December 31, Except as Noted
                    ----------------------------------------------------------------------------------------------

                      Units    Unit Fair Value      Net      Investment      Expense               Total
                              Corresponding to                              Ratio (2)           Return (3)
                              Lowest to Highest   Assets       Income    Lowest to Highest      Lowest to
       Division      (000's)    Expense Ratio     (000's)    Ratio (1)                            Highest
------------------------------------------------------------------------------------------------------------------

AIM V.I. Aggressive
   Growth Series I
   Division:
     2004                43        $10.92       $     473            -%         0.00%               11.77%
     2003                18         9.77              178          -           0.00                26.72
     2002 (5)             1         7.71                4           -          0.00               (21.88)

AIM V.I. Core
   Equity Series I
   Division:
     2004               138     9.60 to 9.34        1,322        0.95      0.00 to 0.75        8.97 to 8.10
     2003               138     8.81 to 8.64        1,218        1.20      0.00 to 0.75       24.44 to 23.61
     2002              90       7.08 to 6.99       641           0.52      0.00 to 0.75     (15.61) to (16.29)
     2001 (4)          13       8.39 to 8.35       107           0.17      0.00 to 0.75     (18.39) to (18.77)

AIM V.I. Core
   Equity Series II
   Division:
     2004                 8    14.08 to 14.31         107        1.24          0.00            8.64 to 10.84
     2003 (6)             3         12.96              41        1.92          0.00                31.84

AIM V. I. Core
   Stock Series I
   Division:
     2004 (8)             5         10.40              56        1.28          0.00                4.24

AIM V.I. Dynamics
   Series I
   Division:
     2004                66    $8.54 to $8.39   $     561            -%   0.00% to 0.75%     13.38% to 11.57%
     2003                73     7.55 to 7.52          555          -       0.00 to 0.75       37.77 to 39.00
     2002                32         5.48              174          -           0.00         (31.93) to (24.73)
     2001 (4)             7         8.05               53          -           0.00               (22.97)

AIM V.I. Growth
   Series I
   Division:
     2004               211     8.39 to 8.16        1,771          -       0.00 to 0.75        8.26 to 7.51
     2003               191     7.75 to 7.59        1,481          -       0.00 to 0.75       30.91 to 29.97
     2002               112     5.92 to 5.84          660           -      0.00 to 0.75     (30.84) to (31.46)
     2001 (4)            20         8.56              175        0.80          0.00           (15.67) to 1.18

AIM V.I. Growth
   Series II
   Division:
     2004                 8    14.31 to 14.41         113           -          0.00            7.92 to 14.00
     2003(6)              2         13.26              22           -          0.00                35.44

AIM V.I. Health
   Sciences Series
   I Division:
     2004               389    10.30 to 10.07       4,028           -      0.00 to 0.75        10.04 to 6.79
     2003               303     9.62 to 9.43        2,913           -      0.00 to 0.75       33.43 to 26.75
     2002               147     7.53 to 7.44        1,108        0.15      0.00 to 0.75     (15.49) to (24.70)
     2001 (4)            37         9.93              369           -          0.00          (2.74) to (1.97)

AIM V.I.
   International
   Growth Series I
   Division:
     2004                49         13.00             642        1.31          0.00                24.05
     2003 (6)             2         10.48              16        0.69          0.00                29.06

AIM V.I. Premier
   Equity Series I
   Division:
     2004               440     8.17 to 7.95        3,593        0.50      0.00 to 0.75        5.69 to 4.88
     2003               417     7.73 to 7.58        3,224        0.37      0.00 to 0.75       25.08 to 24.26
     2002             263       6.19 to 6.10    1,627        0.52          0.00 to 0.75     (30.14) to (30.84)
     2001 (4)         48        8.86 to 8.82    426          0.37          0.00 to 0.75       0.11 to (13.27)

AIM V.I. Premier
   Equity Series II
   Division:
     2004                50        $13.55       $     679        0.51%          0.00%         5.45% to 10.70%
     2003 (6)            12         12.85             152        0.59          0.00                30.72

AIM V.I. Small
   Company Growth
   Series I
   Division:
     2004               223     8.90 to 8.66        1,982          -       0.00 to 0.75       13.94 to 13.05
     2003               150     7.82 to 7.66        1,170          -       0.00 to 0.75       33.45 to 32.07
     2002                73     5.86 to 5.80          427          -       0.00 to 0.75     (23.30) to (31.52)
     2001 (4)             7     8.51 to 8.47           63          -       0.00 to 0.75     (17.46) to (17.85)

AIM V.I. Technology
   Series I
   Division:
     2004               388     5.75 to 5.60        2,233          -       0.00 to 0.75        4.73 to 3.70
     2003               300     5.50 to 5.40        1,651          -       0.00 to 0.75       45.12 to 44.39
     2002               114     3.79 to 3.74          433          -       0.00 to 0.75     (35.98) to (47.25)
     2001 (4)            19     7.13 to 7.09          138          -       0.00 to 0.75      (1.52) to (33.68)

American Century VP
   Income & Growth
   Division:
     2004               286    10.65 to 10.36       3,042       1.34       0.00 to 0.75       13.06 to 12.12
     2003               249     9.42 to 9.24        2,348       1.14       0.00 to 0.75       29.40 to 28.51
     2002               161     7.28 to 7.19        1,174       0.66       0.00 to 0.75     (19.38) to (20.02)
     2001 (4)            36     9.03 to 8.99          323          -       0.00 to 0.75       1.01 to (11.34)

American Century VP
   Ultra Division:
     2004               229     9.82 to 9.56        2,246          -       0.00 to 0.75        10.71 to 9.89
     2003               139     8.87 to 8.70        1,235          -       0.00 to 0.75       24.75 to 23.76
     2002                74     7.11 to 7.03          528       0.27       0.00 to 0.75     (22.63) to (23.17)
     2001 (4)            21     9.19 to 9.15          193          -       0.00 to 0.75       1.55 to (9.94)

American Century VP
   II Income and
   Growth Division:
     2004                44    11.83 to 11.85         521       0.48           0.00           11.00 to 12.54
     2003 (6)             7         10.53              73       0.32           0.00           29.20 to 36.58

American Century VP
   II International
   Division:
     2004                36        $11.35       $     405       0.19%           0.00%               14.76%
     2003 (6)            11         9.89              112          -           0.00                24.40

American Century VP
   II Ultra
   Division:
     2004                69    10.94 to 10.96         756          -           0.00           10.62 to 13.22
     2003                31         9.89              302          -           0.00           24.87 to 31.69
     2002 (5)            10         7.92               76       0.14           0.00               (19.92)

American Century VP
   II Value
   Division:
     2004               260    12.45 to 12.22       3,240       0.64       0.00 to 0.75       10.77 to 13.36
     2003               129    10.91 to 10.78       1,410       0.65       0.00 to 0.75       38.28 to 27.88
     2002 (5)            41         8.47              345          -           0.00               (14.36)

Asset Allocation
   Division:
     2004               952    16.80 to $10.77     15,589       3.16       0.00 to 0.75        9.02 to 7.70
     2003               906    15.52 to 10.00      13,695       1.67       0.00 to 0.75       25.77 to 20.63
     2002               647     9.44 to 8.29        7,972          -       0.00 to 0.75     (12.92) to (13.56)
     2001               675     14.66 to 9.59       9,650       2.57       0.00 to 0.75      (0.34) to (4.86)

Balanced Division:
   2004               1,122    10.52 to 30.70      17,088       2.02       0.00 to 0.75        10.04 to 9.21
   2003               1,074    12.73 to 28.11      15,053       2.71       0.00 to 0.75       22.05 to 17.96
   2002                 997     8.04 to 23.83      11,973       3.09       0.00 to 0.75     (13.17) to (13.85)
   2001                 927    12.34 to 27.66      13,101       3.00       0.00 to 0.75      (0.64) to (7.65)

 Bond Division:
   2004               2,048    16.15 to 31.24      34,208       4.43       0.00 to 0.75        2.34 to 4.20
   2003               1,833    13.40 to 29.98      29,416       3.72       0.00 to 0.75        4.61 to 3.81
   2002               1,438    12.81 to 28.88      22,060       3.99       0.00 to 0.75        9.30 to 8.45
   2001               1,036    11.72 to 26.63      14,909       5.74       0.00 to 0.75        8.12 to 7.29

Capital Value
   Division:
     2004             3,009   $15.54 to $39.68    $50,378       1.51%     0.00% to 0.75%     13.18% to 11.52%
     2003             2,785    13.85 to 35.58      42,124       1.53       0.00 to 0.75       31.65 to 24.58
     2002             2,447    11.04 to 28.56      30,091       1.60           0.00         (13.62) to (14.31)
     2001             2,002    12.78 to 33.33      29,595       1.25           0.00           2.16 to (8.76)

Dreyfus IP Core
   Value Service
   Shares Division:
     2004                90         11.23           1,012       1.06           0.00                11.52
     2003                45         10.07             457       0.65           0.00                28.12
     2002 (5)             3         7.86               22       0.48           0.00               (20.61)

Dreyfus IP Founders
   Discovery
   Initial Shares
   Division:
     2004               111     8.88 to 8.65          983          -       0.00 to 0.75        9.90 to 8.94
     2003                66     8.09 to 7.94          533          -       0.00 to 0.75       36.20 to 35.26
     2002                28     5.94 to 5.95          167          -           0.00         (33.18) to (27.88)
     2001 (4)            17         8.89              155          -           0.00           (13.18) to 7.11

Dreyfus IP Founders
   Growth Initial
   Shares Division:
     2004 (11)            3         10.58              36       2.57           0.00                7.85

Dreyfus Socially
   Responsible
   Growth Service
   Shares Division:
     2004                 3         9.91               32       0.19           0.00                5.88
     2003 (6)             2         9.36               16          -           0.00                25.81

Dreyfus VIF
   Appreciation
   Service Shares
   Division:
     2004                36    10.44 to 10.45         371       2.50           0.00            4.71 to 4.92
     2003 (6)             5     9.96 to 9.97           46       4.05           0.00           20.73 to 20.83

Dreyfus VIF
   Developing
   Leaders Service
   Shares Division:
     2004               183   $11.09 to $11.10   $  2,027           -%          0.00%        11.01% to 14.79%
     2003                99         9.99              991          -           0.00           31.27 to 38.37
     2002 (5)             2         7.61               15          -           0.00               (22.90)

Dreyfus VIF Quality
   Bond Service
   Shares Division:
     2004                51          11.46            589       3.93           0.00            3.06 to 3.24
     2003 (6)             8    11.10 to 11.12          93       3.48           0.00            4.62 to 4.81

Equity Growth
   Division:
     2004             4,915     15.39 to 8.73      73,342       0.57       0.00 to 0.75        15.11 to 8.45
     2003             4,706     14.08 to 8.05      64,209       0.49       0.00 to 0.75       31.84 to 25.00
     2002             3,734     11.17 to 6.44      40,551       0.29       0.00 to 0.75     (21.34) to (28.21)
     2001             3,349     15.46 to 8.97      50,584       0.09       0.00 to 0.75     (14.87) to (12.23)

Equity Income
   Division
     2004               355     11.92 to 8.29       4,141       4.01       0.00 to 0.75       14.84 to 16.76
     2003               307     10.14 to 7.10       3,041       4.68       0.00 to 0.75       18.74 to 12.88
     2002               244     7.40 to 6.29        2,127       5.11       0.00 to 0.75     (12.53) to (13.24)
     2001               207     10.19 to 7.25       2,061       2.95       0.00 to 0.75     (27.68) to (28.00)

Fidelity VIP
   Equity-Income
   Initial Class
   Division:
     2004             1,980    18.11 to 10.77      34,571       1.41       0.00 to 0.75       11.58 to 10.69
     2003             1,765     10.85 to 9.73      27,696       1.60       0.00 to 0.75       30.41 to 29.39
     2002             1,489     12.46 to 7.52      17,928       1.58       0.00 to 0.75     (16.93) to (17.63)
     2001             1,247     15.00 to 9.13      18,130       1.48       0.00 to 0.75       1.56 to (9.24)

Fidelity VIP
   Equity- Income
   Service Class 2
   Division:
     2004               425    11.67 to 11.68       4,958       0.73           0.00           10.93 to 11.24
     2003               150         10.50           1,573       1.49           0.00           30.11 to 39.07
     2002 (5)             9         8.07               71          -           0.00               (18.57)

idelity VIP Growth
   Service Class 2
   Division:
     2004               457    $10.14 to $9.94   $  4,634       0.09%     0.00% to 0.75%      10.58% to 2.26%
     2003               194     9.83 to 9.72        1,909       0.03       0.00 to 0.75       39.24 to 31.71
     2002 (5)            21     7.44 to 7.38          153          -       0.00 to 0.75     (24.62) to (25.23)

Fidelity VIP High
   Income Initial
   Class Division:
     2004               534     9.93 to 12.64       6,248       7.98       0.00 to 0.75        9.60 to 8.78
     2003               515     9.06 to 11.62       5,508       5.93       0.00 to 0.75       27.25 to 26.44
     2002               393     8.44 to 9.19        3,291       9.99       0.00 to 0.75        3.43 to 2.57
     2001               348     6.89 to 8.96        2,818       9.20       0.00 to 0.75     (11.67) to (10.40)

Fidelity VIP High
   Income Service
   Class 2 Division:
     2004                90    14.28 to 17.00       1,290       4.29           0.00            9.43 to 27.15
     2003 (6)            26         13.05             346       4.90           0.00           23.11 to 26.70

Fidelity VIP II Asse
   Manager Service
   Class 2 Division:t
     2004                73    11.51 to 11.52         843       1.89           0.00            5.11 to 5.21
     2003 (6)            49         10.95             538       0.40           0.00                17.62

Fidelity VIP II
   Contrafund
   Initial Class
   Division:
     2004             3,296    21.56 to 12.26      68,673       0.32       0.00 to 0.75       15.48 to 14.58
     2003             3,121    18.67 to 10.70      56,443       0.43       0.00 to 0.75       28.49 to 27.53
     2002             2,849     8.44 to 8.39       40,122       0.80       0.00 to 0.75      (9.34) to (10.08)
     2001             2,638     16.03 to 9.33      41,155       0.71       0.00 to 0.75       2.69 to (7.35)

Fidelity VIP II
   Contrafund Servic
   Class 2 Division:e
     2004               353    12.74 to 12.73       4,493       0.08           0.00           14.67 to 15.19
     2003                71         11.06             785       0.07           0.00           28.16 to 34.55
     2002 (5)             4         8.63               32          -           0.00               (13.00)

Fidelity VIP III
   Mid Cap Service
   Class 2 Division:
     2004               315        $14.72        $  4,632           -%          0.00%        22.16% to 24.64%
     2003                89         11.81           1,045       0.23           0.00           38.29 to 43.50
     2002 (5)             3         8.54               28          -           0.00               (14.60)

Franklin Income
   Securities Class
   2 Division:
     2004                87         14.21           1,231       2.27           0.00                13.86
     2003                18         12.48             230       1.67           0.00                31.78
     2002 (5)             1         9.47                7          -           0.00               (5.68)

Franklin Mutual
   Discovery
   Securities Class
   2 Division:
     2004                69         12.83             884       0.79           0.00                18.25
     2003                18         10.85             195       1.83           0.00                29.01
     2002 (5)             2         8.41               15          -           0.00               (15.65)

Franklin Mutual
   Shares
   Securities Class
   2 Division:
     2004               112         11.95           1,334       0.82           0.00                12.63
     2003                51         10.61             536       1.11           0.00                25.27
     2002 (5) (12)        -         8.47                2          -           0.00               (14.96)

Franklin Rising
   Dividends
   Securities Class
   2 Division:
     2004               182         11.87           2,163       0.67           0.00                11.04
     2003                75         10.69             796       0.91           0.00                24.59
     2002 (5)            18         8.58              155          -           0.00               (13.25)

Franklin Small Cap
   Value Securities
   Class 2 Division:
     2004               121         13.11           1,582       0.17           0.00                23.68
     2003                53         10.60             562       0.23           0.00                32.17
     2002 (5)            10         8.02               82         -            0.00               (19.56)

Government
Securities Division:
   2004               1,753   $16.23 to $11.71    $27,666       4.45%     0.00% to 0.75%      1.50% to 2.72%
   2003               1,757    13.24 to 11.40      26,738       3.24       0.00 to 0.75        1.89 to 1.15
   2002               1,585    15.39 to 11.27      23,672       2.91       0.00 to 0.75        8.84 to 7.95
   2001                 777    14.14 to 10.44      10,466       3.22       0.00 to 0.75        7.61 to 4.30

Growth Division:
   2004               1,841     11.23 to 8.14      19,950       0.31       0.00 to 0.75        12.08 to 3.96
   2003               1,783     10.29 to 7.83      17,715       0.20       0.00 to 0.75       30.25 to (3.81)
   2002               1,589     8.14 to 5.18       12,492       0.02           0.00         (29.09) to (29.14)
   2001               1,370     7.31 to 11.48      15,259          -           0.00          (25.48) to (1.29)

International
   Division:
   2004               3,057    14.16 to 11.15      42,718       0.93       0.00 to 0.75       21.03 to 20.15
   2003               2,654     11.70 to 9.28      30,677       0.96       0.00 to 0.75       39.45 to 31.44
   2002               2,201     6.74 to 7.06       19,209       0.43       0.00 to 0.75     (16.06) to (16.75)
   2001               1,707     8.03 to 8.48       17,773       0.14       0.00 to 0.75     (24.25) to (15.62)

International
   Emerging Markets
   Division:
     2004               197    15.73 to 15.42       3,101       0.86       0.00 to 0.75       29.15 to 23.95
     2003                82    12.59 to 12.44       1,036       1.41       0.00 to 0.75       57.97 to 56.09
     2002 (5)            19     8.01 to 7.97          152       0.35       0.00 to 0.75     (19.17) to (19.58)

International
   SmallCap
   Division:
     2004             1,264    20.40 to 13.90      25,361       0.69       0.00 to 0.75       21.65 to 29.18
     2003               951    15.68 to 10.76      14,705       1.26       0.00 to 0.75       60.49 to 53.06
     2002               801     8.65 to 7.03        8,023       0.24       0.00 to 0.75     (16.18) to (16.90)
     2001               635    10.32 to 12.14       7,598          -           0.00           (22.88) to 3.41

Janus Aspen
   Balanced Service
   Shares Division:
     2004                 4    11.39 to 11.41          47       1.49           0.00            8.06 to 8.25
     2003 (6)            19         10.54             198       2.00           0.00                13.70

Janus Aspen Core
   Equity Service
   Shares Division:
     2004                34        $11.30       $     379           -%          0.00%             13.23%
     2003                29         9.98              288       0.28           0.00                25.06
     2002 (5)             1         7.98                9       0.14           0.00               (19.39)

Janus Aspen
   Flexible Income
   Service Shares
   Division:
     2004               202    12.02 to 12.03       2,429       6.44           0.00            3.71 to 3.80
     2003               177         11.59           2,053       4.91           0.00                6.14
     2002 (5)             2         10.92              24       2.96           0.00                8.98

Janus Aspen Mid Cap
   Growth Service
   Shares Division:
     2004               324     8.83 to 8.59        2,857          -       0.00 to 0.75       20.46 to 19.47
     2003               284     7.33 to 7.19        2,079          -       0.00 to 0.75       34.74 to 33.89
     2002               170     5.44 to 5.37          925          -       0.00 to 0.75     (18.93) to (28.69)
     2001 (4)            53     7.57 to 7.53          403          -       0.00 to 0.75       1.61 to (27.60)

Janus Aspen
   Worldwide Growth
   Service Shares
   Division:
     2004                40         10.07             406       1.40           0.00                4.46
     2003                 9         9.64               88       0.95           0.00                23.75
     2002 (5)             1         7.79                5       0.68           0.00               (21.55)

JP Morgan Bond
   Series Trust II
   Division:
     2004                26         11.58             306       1.85           0.00                4.23
     2003 (6)             5         11.11              56       1.62           0.00                3.73

JP Morgan Small
   Company Series
   Trust II
   Division:
     2004                66         13.31             872          -           0.00                27.13
     2003                25         10.47             262          -           0.00                35.97
     2002 (5)             5         7.70               36          -           0.00               (21.99)

LargeCap Blend
   Division:
     2004               388   $11.36 to $11.14   $  4,411       1.24%     0.00% to 0.75%      11.15% to 9.54%
     2003               229    10.30 to 10.17       2,358       0.95       0.00 to 0.75       30.71 to 22.97
     2002 (5)            71     8.34 to 8.27          590       0.85       0.00 to 0.75     (15.59) to (16.30)

LargeCap Growth
   Equity Division:
     2004               806    13.05 to 12.91      10,535       0.29       0.00 to 0.75        8.84 to 2.40
     2003 (6)           551    12.66 to 12.60       6,981          -       0.00 to 0.75       18.21 to 17.65

LargeCap Stock
   Index Division:
     2004             3,215     9.64 to 9.57       30,994       1.58       0.00 to 0.75        11.19 to 9.62
     2003             2,829         8.73           24,713       1.27       0.00 to 0.75       35.14 to 27.26
     2002             2,627     6.80 to 6.86       17,883       1.20       0.00 to 0.75     (22.46) to (23.01)
     2001             1,969     8.77 to 8.91       17,278       1.07       0.00 to 0.75      (0.23) to (12.30)

LargeCap Value
   Division:
     2004               480    12.15 to 11.92       5,836       1.71       0.00 to 0.75       11.47 to 10.88
     2003               271    10.75 to 10.62       2,909       1.81       0.00 to 0.75       35.73 to 27.34
     2002 (5)            61     8.39 to 8.34          513       2.13       0.00 to 0.75     (15.34) to (15.84)

Limited Term Bond
   Division:
     2004               171    10.17 to 10.15       1,735          -       0.00 to 0.75        1.29 to 1.60
     2003 (7)            11         10.04             107       2.61           0.00                0.26

MFS VIT Emerging
   Growth Service
   Class Division:
     2004                14         10.99             157          -           0.00           12.60 to 12.72
     2003                 5         9.76               49          -           0.00           29.83 to 29.96
     2002 (5)             2         7.51               17          -           0.00               (23.83)

MFS VIT MidCap
   Growth Service
   Class Division:
     2004                38         11.16             426          -           0.00                14.34
     2003                10         9.76               96          -           0.00                36.50
     2002 (5) (12)        -         7.15                -          -           0.00               (27.34)

MFS VIT New
   Discovery
   Service Class
   Division:
     2004                81   $10.75 to $10.76  $     868           -%          0.00%         6.23% to 21.86%
     2003                 7         10.12              76          -           0.00           33.33 to 40.75
     2002 (5) (12)        -         7.59                1          -           0.00               (23.02)

MFS VIT Value
   Service Class
   Division:
     2004                31         11.86             362       0.36           0.00                14.81
     2003                39         10.33             407       0.06           0.00                24.76
     2002 (5) (12)        -         8.28                3          -           0.00               (16.45)

MidCap Division:
     2004             2,818    22.19 to 69.85      72,635       1.04       0.00 to 0.75       15.09 to 16.86
     2003             2,533    18.85 to 59.77      56,919       1.09       0.00 to 0.75       39.22 to 31.83
     2002             2,231    14.19 to 45.34      39,117       1.03       0.00 to 0.75      (8.75) to (9.43)
     2001             1,973    15.55 to 50.06      39,444       0.78       0.00 to 0.75       3.67 to (4.43)

MidCap Growth
   Division:
     2004               985    11.18 to 10.03      11,019          -       0.00 to 0.75       17.93 to 11.07
     2003               794     10.00 to 9.03       7,945          -       0.00 to 0.75       44.93 to 39.57
     2002               486     7.12 to 6.47        3,459          -       0.00 to 0.75     (26.22) to (28.74)
     2001               355         9.65            3,432          -           0.00           (16.95) to 5.12

MidCap Value
   Division:
     2004               796    14.54 to 14.16      11,580       0.10       0.00 to 0.75       18.89 to 21.75
     2003               500    11.86 to 11.63       5,934       0.08       0.00 to 0.75       41.70 to 35.55
     2002               257     8.69 to 8.58        2,230          -       0.00 to 0.75      (9.95) to (10.63)
     2001 (4)            35     9.65 to 9.60          335       0.30       0.00 to 0.75       5.35 to (5.33)

Money Market
   Division:
     2004             3,881    11.60 to 18.66      50,588       0.88       0.00 to 0.75          1.05 to 1
     2003             3,420    13.00 to 18.64      44,163       0.74       0.00 to 0.75        0.70 to 0.00
     2002             3,413    11.41 to 18.64      43,832       1.34       0.00 to 0.75        1.42 to 0.65
     2001             2,360    11.25 to 18.52      29,911       3.69       0.00 to 0.75        4.07 to 3.29

Neuberger Berman
   AMT Guardian I
   Class Division:
     2004 (9)             1        $11.36       $         8     0.16%           0.00%             15.80%

Principal LifeTime
   2020 Division:
     2004 (10) (12)       -    11.07 to 11.08           4       3.95           0.00           10.26 to 10.36

Principal LifeTime
   2030 Division:
     2004 (10)           13         11.06             140       7.05           0.00                10.16

Principal LifeTime
   2040 Division:
     2004 (10)           12         11.18             136       3.65           0.00                11.35

Principal LifeTime
   2050 Division:
     2004 (10)            7    11.17 to 11.18          77       2.53           0.00           11.25 to 11.35

Putnam VT Growth &
   Income Class IB
   Division:
     2004                14         11.44             158       1.19           0.00                11.07
     2003                 5         10.30              51       5.15           0.00                27.48
     2002 (5)             1         8.08               10          -           0.00               (18.47)

Putnam VT
   International
   Equity Class IB
   Division:
     2004               125         11.95           1,488       0.98           0.00                16.13
     2003                70         10.29             722       0.75           0.00                28.63
     2002 (5)             1         8.00                8          -           0.00               (19.92)

Putnam VT Voyager
   Class IB
   Division:
     2004             2,733     10.69 to 7.95      28,828       0.24       0.00 to 0.75        5.01 to 4.19
     2003             2,804     8.47 to 7.63       28,108       0.36       0.00 to 0.75       24.93 to 24.07
     2002             2,529     8.16 to 6.15       20,229       0.60       0.00 to 0.75     (21.61) to (27.13)
     2001             2,059     9.22 to 8.44       22,401          -       0.00 to 0.75     (22.46) to (17.50)

Real Estate
   Securities
   Division:
     2004             1,171   $25.59 to $21.55    $30,221       2.42%     0.00% to 0.75%     20.65% to 33.44%
     2003               863    19.04 to 16.15      16,564       3.75       0.00 to 0.75       39.39 to 37.92
     2002               518    13.71 to 11.71       7,179       3.96       0.00 to 0.75        7.70 to 6.94
     2001               256    12.73 to 10.95       3,295       5.02       0.00 to 0.75        8.80 to 8.96

SmallCap Division:
   2004               1,476    12.39 to 11.03      18,289          -       0.00 to 0.75       22.67 to 18.99
   2003               1,260     10.33 to 9.27      13,044       0.11       0.00 to 0.75       49.49 to 35.72
   2002                 648     7.55 to 6.83        4,899       0.11       0.00 to 0.75     (25.98) to (27.88)
   2001                 353     10.39 to 9.47       3,682          -       0.00 to 0.75       7.45 to (7.61)

SmallCap Growth
   Division:
     2004             1,663     10.30 to 6.53      16,914          -       0.00 to 0.75       19.63 to 10.49
     2003             1,540     9.27 to 5.91       14,060          -       0.00 to 0.75       54.50 to 44.50
     2002             1,217     6.37 to 4.09        7,596          -       0.00 to 0.75     (45.83) to (46.25)
     2001               875     9.31 to 7.61       10,098          -       0.00 to 0.75     (31.99) to (26.54)

 SmallCap Value
    Division:
      2004            1,257     22.98 to 16.22      28,904      0.17       0.00 to 0.75       19.63 to 22.23
      2003              967     18.67 to 13.27      18,054      0.47       0.00 to 0.75       60.95 to 49.44
      2002              665     12.40 to 8.88        8,247      0.63       0.00 to 0.75      (8.82) to (9.57)
      2001              406     13.60 to 9.82        5,542      1.05       0.00 to 0.75       6.67 to (2.68)

 Vanguard VIF
    Balanced
    Division:
      2004              256         12.21            3,122      1.87           0.00                11.30
      2003               78         10.97              859      2.18           0.00                20.42
      2002 (5)           14          9.11        130               -           0.00               (8.53)

 Vanguard VIF
    Equity Index
    Division:
      2004              582         11.45            6,657      0.96           0.00                10.84
      2003              277         10.33            2,861      0.68           0.00                28.48
      2002 (5)           47          8.04              378         -           0.00               (18.54)

 Vanguard VIF
    Mid-Cap Index
    Division:
      2004              152         $12.78        $  1,946      0.53%           0.00%               20.34%
      2003               30         10.62              317      0.53           0.00                34.09
      2002 (5)            6          7.92               49         -           0.00               (19.84)

 Wells Fargo VT
    Asset
    Allocation
    Division:
      2004               61     11.79 to 11.92         725      2.14           0.00            8.76 to 9.46
      2003               38         10.90              417      1.67           0.00           21.52 to 27.49
      2002 (5)           17          8.97              155      1.81           0.00               (9.85)

 Wells Fargo VT
    Equity Income
    Division:
      2004               16     11.11 to 11.13         179      1.68           0.00           10.64 to 11.43
      2003               11     9.97 to 10.00          111      1.73           0.00           25.88 to 26.26
      2002 (5)            2          7.92               16      1.73           0.00               (20.00)

 Wells Fargo VT
    Large Company
    Growth Division:
      2004               28     10.09 to 10.32         280         -           0.00            3.17 to 13.78
      2003                5      9.77 to 9.78           53         -           0.00           26.36 to 26.55
      2002 (5)            1      7.73 to 7.69            6         -       0.00 to 0.75     (21.12) to (21.53)

  (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.
  (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
  (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  (4) Commencement of operations, May 19, 2001. Investment income ratio has been annualized for the period ended December 31, 2001.
  (5) Commencement of operations, May 18, 2002. Investment income ratio has been annualized for the period ended December 31, 2002.
  (6) Commencement of operations, February 22, 2003. Investment income ratio has been annualized for the period ended December 31, 2003.
  (7) Commencement of operations, May 17, 2003. Investment income ratio has been annualized for the period ended December 31, 2003.
  (8) Commencement of operations, March 18, 2004. Investment income ratio has been annualized for the period ended December 31, 2004.
  (9) Commencement of operations, March 25, 2004. Investment income ratio has been annualized for the period ended December 31, 2004.
  (10) Commencement of operations, August 21, 2004. Investment income ratio has been annualized for the period ended December 31, 2004.
  (11) Commencement of operations, November 23, 2004. Investment income ratio has been annualized for the period ended December 31, 2004.
  (12) Accumulation units outstanding and/or net assets less than 500 units or $500.

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding lowest total return and highest total return.

                                                     2004 Total
Division                                            Return Range
-------------------------------------------------------------------------
-------------------------------------------------------------------------

American Century VP II Value Division             10.35% to 14.17%
Bond Division                                       2.33 to 4.98
Equity Growth Division                              8.51 to 15.12
Equity Income Division                             14.85 to 17.60
Government Securities Division                      1.50 to 3.64
International SmallCap Division                    21.65 to 30.23
LargeCap Value Division                            11.53 to 13.09
MidCap Division                                    15.09 to 17.96
MidCap Value Division                              18.89 to 22.66
Real Estate Securities Division                    20.65 to 34.55
SmallCap Value Division                            19.64 to 23.11

                                                       2003 Total
Division                                              Return Range
---------------------------------------------------------------------------

Capital Value Division                              25.45% to 31.65%
Government Securities Division                        1.03 to 1.89

                                                       2002 Total
Division                                              Return Range
---------------------------------------------------------------------------

Bond Division                                        7.45% to 9.30%
Capital Value Division                             (15.47) to (13.62)
International Division                             (18.00) to (16.06)
International SmallCap Division                    (22.47) to (16.18)
MidCap Division                                     (12.30) to (8.75)
MidCap Value Division                               (14.89) to (9.95)
Money Market Division                                 0.47 to 1.42
Real Estate Securities Division                      (1.22) to 7.70
SmallCap Value Division                             (18.90) to (8.82)

                                                         2001 Total
Division                                                Return Range
-----------------------------------------------------------------------------

Bond Division                                         (0.74)% to 8.12%
Equity Growth Division                                (14.87) to (0.90)
Fidelity VIP II Contrafund Initial Class Division      (12.26) to 2.69
Government Securities Division                         (0.28) to 7.61
International Division                                (24.25) to (1.25)
Money Market Division                                   0.24 to 4.07
Putnam VT Voyager Class IB Division                   (22.46) to (0.27)
SmallCap Growth Division                               (31.99) to 4.63







             Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
Principal Life Insurance Company

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company ("the Company") as of December 31, 2004 and 2003, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2004 and 2003, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for discontinued operations, goodwill and other intangible assets effective January 1, 2002, variable interest entities effective July 1, 2003, and certain fixed and variable contract features effective January 1, 2004.

                                                /s/ Ernest & Young

Des Moines, Iowa
February 16, 2005, except for the
second paragraph of Note 16,
as to which the date is March 3, 2005

                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                     2004              2003
                                                                              --------------------------------------
                                                                                          (in millions)
Assets
Fixed maturities, available-for-sale.......................................      $   39,111.1       $   35,964.0
Fixed maturities, trading..................................................              93.0              102.9
Equity securities, available-for-sale......................................             723.8              655.9
Mortgage loans.............................................................          11,328.7           10,918.6
Real estate................................................................           1,021.2            1,186.4
Policy loans...............................................................             814.5              804.1
Other investments..........................................................           1,292.2            1,192.1
                                                                              --------------------------------------
   Total investments.......................................................          54,384.5           50,824.0

Cash and cash equivalents..................................................             385.3              901.0
Accrued investment income..................................................             670.5              643.3
Premiums due and other receivables.........................................             605.1              526.4
Deferred policy acquisition costs..........................................           1,770.9            1,519.6
Property and equipment.....................................................             418.4              433.4
Goodwill...................................................................             161.3              122.9
Other intangibles..........................................................              80.4               19.3
Separate account assets....................................................          50,722.4           42,775.5
Assets of discontinued operations..........................................               -              5,382.9
Other assets...............................................................             680.4              604.4
                                                                              --------------------------------------
                                                                              --------------------------------------
   Total assets............................................................      $  109,879.2       $  103,752.7
                                                                              ======================================
                                                                              ======================================

Liabilities
Contractholder funds.......................................................      $   32,174.8       $   28,890.6
Future policy benefits and claims..........................................          14,284.8           14,025.4
Other policyholder funds...................................................             731.1              706.2
Short-term debt............................................................             697.6              477.1
Long-term debt.............................................................             347.8              581.5
Income taxes currently payable.............................................             285.7              100.3
Deferred income taxes......................................................           1,040.8            1,094.6
Separate account liabilities...............................................          50,722.4           42,775.5
Liabilities of discontinued operations.....................................               -              4,828.0
Other liabilities..........................................................           2,937.9            3,407.5
                                                                              --------------------------------------
                                                                              --------------------------------------
   Total liabilities.......................................................         103,222.9           96,886.7

Stockholder's equity
Common stock, par value $1 per share - 5.0 million shares authorized, 2.5 million shares issued and outstanding (wholly owned indirectly by
   Principal Financial Group, Inc.).......................................                2.5                2.5
Additional paid-in capital.................................................           5,112.7            5,052.1
Retained earnings..........................................................             238.3              594.6
Accumulated other comprehensive income.....................................           1,302.8            1,216.8
                                                                              --------------------------------------
   Total stockholder's equity..............................................           6,656.3            6,866.0
                                                                              --------------------------------------
                                                                              --------------------------------------
   Total liabilities and stockholder's equity..............................      $  109,879.2       $  103,752.7
                                                                              ======================================

See accompanying notes.

                        Principal Life Insurance Company

                      Consolidated Statements of Operations

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2004               2003               2002
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)
Revenues
Premiums and other considerations...............       $ 3,468.9          $ 3,439.0          $ 3,720.0
Fees and other revenues.........................         1,260.0            1,031.9              835.1
Net investment income...........................         3,030.0            3,071.2            3,018.7
Net realized/unrealized capital losses..........          (109.7)             (90.4)            (395.2)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
  Total revenues................................         7,649.2            7,451.7            7,178.6

Expenses
Benefits, claims, and settlement expenses.......         4,602.2            4,592.2            4,958.9
Dividends to policyholders......................           296.7              307.9              316.6
Operating expenses..............................         1,856.8            1,730.5            1,535.8
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
  Total expenses................................         6,755.7            6,630.6            6,811.3
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

Income from continuing operations before income
   taxes........................................           893.5              821.1              367.3

Income taxes (benefits).........................           226.3              181.9              (69.3)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Income from continuing operations, net of                  667.2              639.2              436.6
   related income taxes (benefits)..............

Income from discontinued operations, net of
   related income taxes.........................           103.0               23.5              120.1
                                                   ------------------ ------------------ ------------------
Income before cumulative effect of accounting
   changes......................................           770.2              662.7              556.7

Cumulative effect of accounting changes, net
   of related income taxes......................            (2.4)              (3.4)              (4.6)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Net income......................................      $    767.8          $   659.3          $   552.1
                                                   ================== ================== ==================

See accompanying notes.

                        Principal Life Insurance Company

                 Consolidated Statements of Stockholder's Equity

                                                                   Accumulated
                                          Additional  Retained        other                      Total
                               Common      paid-in     earnings   comprehensive   Treasury   stockholder's
                                stock      capital    (deficit)      income         stock       equity
                              -----------------------------------------------------------------------------
                                  (in millions)

Balances at January 1, 2002...   $2.5      $5,004.6     $ (26.6)     $  368.4      $   (6.7)    $5,342.2
 Principal Financial Group,
   Inc. shares sold by rabbi
   trusts....................     -             1.3         -             -             6.7          8.0
 Stock-based compensation....     -             9.1         -             -             -            9.1
Dividends to parent...........    -             -        (590.2)          -             -         (590.2)
Comprehensive income:
   Net income................     -             -         552.1           -             -          552.1
   Net unrealized gains......     -             -           -           640.8           -          640.8
   Provision for deferred
     income taxes............     -             -           -          (226.1)          -         (226.1)
   Foreign currency
     translation adjustment..     -             -           -             2.0           -            2.0
                                                                                             --------------
Comprehensive income..........                                                                     968.8
                              -----------------------------------------------------------------------------
Balances at December 31, 2002.    2.5       5,015.0       (64.7)        785.1           -        5,737.9
Capital contribution..........    -            15.0         -             -             -           15.0
Stock-based compensation......    -            22.1         -             -             -           22.1
Comprehensive income:
   Net income................     -             -         659.3           -             -          659.3
   Net unrealized gains......     -             -           -           646.6           -          646.6
   Provision for
     deferred income
     taxes...............         -             -           -          (221.4)          -         (221.4)
   Foreign currency
     translation adjustment..     -             -           -            (0.1)          -           (0.1)
   Minimum pension liability,
     net of related income
     taxes....................    -             -           -            (2.5)          -           (2.5)
   Cumulative effect of
     accounting change, net
     of related income taxes..    -             -           -             9.1           -            9.1
                                                                                             --------------
Comprehensive income..........                                                                   1,091.0
                              -----------------------------------------------------------------------------
Balances at December 31, 2003.    2.5       5,052.1       594.6       1,216.8           -        6,866.0
Capital transactions of
   equity method investee,
   net of related income taxes    -            20.4         -             -             -           20.4
Stock-based compensation, and
   additional related tax
   benefits...................    -            40.8         -             -             -           40.8
Dividends to parent...........    -            (0.6)   (1,124.1)          -             -       (1,124.7)
Comprehensive income:
   Net income................     -             -         767.8           -             -          767.8
   Net unrealized gains......     -             -           -           137.2           -          137.2
   Provision for
     deferred income
     taxes...............         -             -           -           (47.8)          -          (47.8)
   Foreign currency
     translation adjustment..     -             -           -            (0.6)          -           (0.6)
   Minimum pension
     liability, net of
     related income taxes....     -             -           -            (2.8)          -           (2.8)
                                                                                             --------------
Comprehensive income..........                                                                     853.8
                              -----------------------------------------------------------------------------
Balances at December 31, 2004.   $2.5      $5,112.7     $ 238.3      $1,302.8      $    -       $6,656.3
                              =============================================================================

See accompanying notes.

                        Principal Life Insurance Company

                      Consolidated Statements of Cash Flows

                                                                 For the year ended December 31,
                                                       ----------------------------------------------------
                                                       ----------------------------------------------------
                                                             2004             2003              2002
                                                       ----------------- ---------------- -----------------
                                                                          (in millions)
Operating activities
Net income............................................    $    767.8        $    659.3      $     552.1
Adjustments to reconcile net income to net cash
   provided by operating activities:
     Loss (income) from discontinued operations, net
       of related income taxes........................        (103.0)            (23.5)          (120.1)
     Cumulative effect of accounting changes,
       net of related income taxes....................           2.4               3.4              4.6
     Amortization of deferred policy acquisition costs         207.7             144.0            141.1
     Additions to deferred policy acquisition costs...        (457.8)           (337.4)          (314.8)
     Accrued investment income........................         (27.3)             (1.5)           (42.9)
     Premiums due and other receivables...............         (21.4)            (39.4)            31.8
     Contractholder and policyholder liabilities
       and dividends..................................       1,645.3           1,569.1          1,979.9
     Current and deferred income taxes................          33.8              68.3            283.8
     Net realized/unrealized capital losses...........         109.7              90.4            395.2
     Depreciation and amortization expense............          98.4              91.3             90.6
     Mortgage loans held for sale, acquired or
       originated.....................................      (1,045.7)           (876.9)          (953.0)
     Mortgage loans held for sale, sold or repaid,
       net of gain....................................         845.1           1,022.5          1,019.7
     Real estate acquired through operating activities         (45.8)            (32.5)           (25.5)
     Real estate sold through operating activities....          84.7              46.0             48.2
     Stock-based compensation.........................          39.4              20.3              9.1
     Other............................................        (524.3)             72.1             49.2
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net adjustments.......................................         841.2           1,816.2          2,596.9
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash provided by operating activities.............       1,609.0           2,475.5          3,149.0

Investing activities Available-for-sale securities:
   Purchases.........................................       (9,126.9)        (10,338.7)       (15,001.2)
   Sales.............................................        1,759.8           2,732.4          8,113.0
   Maturities........................................        4,082.0           4,634.7          3,629.2
Net cash flows from trading securities................           6.3               -              (82.4)
Mortgage loans acquired or originated.................      (2,052.3)         (1,965.2)        (1,279.3)
Mortgage loans sold or repaid.........................       1,820.7           1,286.4          1,320.7
Real estate acquired..................................        (327.9)           (232.3)          (239.9)
Real estate sold......................................         345.4              60.8            181.8
Net purchases of property and equipment...............         (42.3)            (24.2)           (56.1)
Net proceeds from sales of subsidiaries...............         674.6              29.4              1.4
Purchases of interest in subsidiaries, net
   of            cash acquired........................         (87.2)            (55.8)            (6.5)
Net change in other investments.......................         154.6             263.5            493.7
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash used in investing activities................. $    (2,793.2)       $ (3,609.0)     $  (2,925.6)

                        Principal Life Insurance Company

                Consolidated Statements of Cash Flows (continued)

                                                                 For the year ended December 31,
                                                       ----------------------------------------------------
                                                       ----------------------------------------------------
                                                             2004             2003              2002
                                                       ----------------- ---------------- -----------------
                                                                          (in millions)
Financing activities
Issuance of common stock.............................  $         -        $       (0.1)   $         -
Sales of treasury stock..............................            -                 -                8.0
Proceeds from financing element derivatives..........          110.6             118.0              -
Payments for financing element derivatives...........          (84.6)           (107.3)             -
Dividends to parent..................................       (1,124.7)              -             (590.2)
Issuance of long-term debt...........................           12.1               6.1             64.1
Principal repayments of long-term debt...............         (246.6)            (85.5)          (103.0)
Net proceeds (repayments) of short-term
   borrowings........................................          220.5            (192.1)           111.2
Investment contract deposits.........................        6,995.8           9,722.0          7,117.0
Investment contract withdrawals......................       (5,209.6)         (8,666.2)        (7,225.7)
Net increase (decrease) in banking operation deposits           (5.0)            372.7            184.4
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash provided by (used in) financing activities..          668.5           1,167.6           (434.2)
                                                       ----------------- ---------------- -----------------

Net increase (decrease) in cash and cash
   equivalents.......................................         (515.7)             34.1           (210.8)

Cash and cash equivalents at beginning of year.......          901.0             866.9          1,077.7
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Cash and cash equivalents at end of year.............      $   385.3         $   901.0        $   866.9
                                                       ================= ================ =================
                                                       ================= ================ =================

See accompanying notes.

                       Principal Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2004

1.  Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company along with its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc., which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc.

Basis of Presentation

The accompanying consolidated financial statements, which include our majority-owned subsidiaries and, subsequent to June 30, 2003, consolidated variable interest entities ("VIEs"), have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP"). Less than majority-owned entities in which we had at least a 20% interest and LLCs, partnerships and real estate joint ventures in which we had at least a 5% interest, are reported on the equity basis in the consolidated statements of financial position as other investments. Investments in LLCs, partnerships and real estate joint ventures in which we have an ownership percentage of 3% to 5% will be based on the facts and circumstances to determine if equity or cost method will be applied. All significant intercompany accounts and transactions have been eliminated.

Closed Block

We operate a closed block ("Closed Block") for the benefit of individual participating dividend-paying policies in force at the time of a corporate restructuring in 1998. See Note 10 for further details regarding the Closed Block.

Use of Estimates in the Preparation of Financial Statements

The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Recent Accounting Pronouncements

On December 16, 2004, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 123 (revised
2004), Share-Based Payment ("SFAS 123R"). SFAS 123R requires all share-based payments to employees to be recognized at fair value in the financial statements. SFAS 123R replaces SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), supersedes Accounting Principles Board ("APB") Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25"), and SFAS No. 148, Accounting for Stock-Based Compensation-Transition and Disclosure-an Amendment of FASB Statement No. 123 and amends FASB Statement No. 95, Statement of Cash Flows. SFAS 123R is effective for public companies at the beginning of the first interim or annual period beginning after June 15, 2005. Accordingly, we will be adopting SFAS 123R effective July 1, 2005. This Statement will not have a material impact on our consolidated financial statements as we began expensing all stock options using a fair-value based method effective for the year beginning January 1, 2002. We applied the prospective method of transition as prescribed by SFAS 123.

SFAS No. 153, Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"), was issued in December 2004. APB Opinion No. 29, Accounting for Nonmonetary Transactions ("APB 29"), provides the basic principle that exchanges of nonmonetary assets should be measured based on the fair value of the assets exchanged. However, APB 29 includes certain exceptions to that principle. SFAS 153 amends APB 29 to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. SFAS 153 is effective for nonmonetary exchanges occurring on or after July 1, 2005. We plan to adopt SFAS 153 on July 1, 2005, and will subsequently recognize gains, resulting from real estate exchanges that meet the commercial substance criteria, as they occur.

On March 9, 2004, the U.S. Securities and Exchange Commission ("SEC") Staff issued Staff Accounting Bulletin ("SAB") 105, Application of Accounting Principles to Loan Commitments ("SAB 105"), in which the SEC Staff expressed their view that the fair value of recorded loan commitments, including interest rate lock commitments ("IRLCs"), that are required to follow derivative accounting under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), should not consider the expected future cash flows related to the associated servicing of the loan. We record IRLCs at zero value at date of issuance with subsequent gains or losses measured by changes in market interest rates. Therefore, this SAB did not have a material impact on our consolidated financial statements.

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. This EITF was originally effective for the period beginning July 1, 2004. However, on September 30, 2004, the FASB issued a Staff Position delaying the accounting and measurement provisions of EITF 03-1 until additional clarifying guidance can be issued. Due to the uncertainties that still exist with this guidance, we are unable to estimate the impact EITF 03-1 will have to our consolidated financial statements.

On July 7, 2003, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). This SOP addresses an insurance enterprise's accounting for certain fixed and variable contract features not covered by other authoritative accounting guidance. We adopted SOP 03-1 effective January 1, 2004, and recorded a cumulative effect of accounting change of $(2.4) million, which is net of income tax benefits of $1.3 million. The accounting change impacted our Life and Health Insurance and U.S. Asset Management and Accumulation segments.

SOP 03-1 addresses the classification of contracts and calculation of an additional liability for contracts that contain significant insurance features. The adoption of the guidance required the recognition of an additional liability in cases where the insurance benefit feature resulted in gains in early years followed by losses in later years. The accrual and release of the additional liability also impacted the amortization of deferred policy acquisition costs ("DPAC"). As of January 1, 2004, we increased future policyholder benefits due to our no lapse guarantee feature of our universal life and variable universal life products within our Life and Health Insurance segment and for variable annuities with guaranteed minimum death benefits in our U.S. Asset Management and Accumulation segment. This resulted in an after-tax cumulative effect of $(0.9) million in the Life and Health Insurance segment and $(1.5) million in the U.S. Asset Management and Accumulation segment.

In addition, the guidance clarifies the accounting and classification for sales inducements. Although the valuation impacts were immaterial, we reclassified $30.3 million of sales inducements from DPAC to other assets.

The FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"), in January 2003. FIN 46 applies to certain entities in which equity investors do not have the characteristics of a controlling financial interest, or do not have sufficient equity at risk for the entities to finance their activities without additional subordinated financial support from other parties. FIN 46 requires the consolidation of VIEs in which an enterprise, known as the primary beneficiary, absorbs a majority of the entity's expected losses, receives a majority of the entity's expected residual returns, or both, as a result of ownership, contractual or other financial interests in the entity.

The guidance was effective immediately for all VIEs created after January 31, 2003, and effective July 1, 2003, for all VIEs created before February 1, 2003. We invested in one VIE in April, 2003, and effective July 1, 2003, consolidated VIEs created or acquired prior to February 1, 2003, for which we are the primary beneficiary.

At July 1, 2003, our consolidated financial statements were adjusted to record a cumulative effect of adopting FIN 46, as follows:

                                                                  Accumulated
                                                                     other
                                                                  comprehensive
                                                     Net loss        income
                                                 -------------- ----------------
                                              (in millions)

   Adjustment for intercompany gains and carrying
       value of assets consolidated..............       $(6.1)           $14.1
   Income tax impact.............................         2.7             (5.0)
                                                 -------------- ----------------
                                                 -------------- ----------------
   Total.........................................       $(3.4)          $  9.1
                                                 ============== ================

See Note 6 for the disclosures relating to VIEs.

In August 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). This Statement supersedes SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and amends APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"), establishing a single accounting model for the disposal of long-lived assets. SFAS 144 generally retains the basic provisions of existing guidance, but broadens the presentation of any discontinued operations to include a component of an entity (rather than a segment of a business as defined in APB 30). We adopted SFAS 144 on January 1, 2002, which did not have a significant impact on our consolidated financial statements as of the adoption date. See Note 4 for transactions reported as discontinued operations.

In June 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142, effective January 1, 2002, prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite lives will continue to be amortized over their estimated useful lives. Additionally, SFAS 142 requires that goodwill and indefinite-lived intangible assets be reviewed for impairment at least annually, which we do in the fourth quarter each year.

Our initial adoption of SFAS 142 on January 1, 2002, required us to perform a two-step, fair-value based goodwill impairment test. The first step of the test compared the estimated fair value of the reporting unit to its carrying value, including goodwill. If the carrying value exceeded fair value, a second step was performed, which compared the implied fair value of the applicable reporting unit's goodwill with the carrying amount of that goodwill, to measure the goodwill impairment, if any. Additionally, we were required to perform an impairment test on our indefinite-lived intangible assets, which consisted of a comparison of the fair value of an intangible asset with its carrying amount.

Our measurements of fair value were based on evaluations of future discounted cash flows, product level analysis, market performance assumptions and cash flow assumptions. These evaluations utilized the best information available in the circumstances, including reasonable and supportable assumptions and projections. The discounted cash flow evaluations considered earnings scenarios and the likelihood of possible outcomes. Collectively, these evaluations were management's best estimate of projected future cash flows.

As a result of performing the two-step impairment test, we recorded an after-tax goodwill impairment of $4.6 million, net of income taxes, related to our Life and Health Insurance operations. This impairment was recognized on January 1, 2002, as a cumulative effect of a change in accounting principle.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

We classify our investments into one of three categories: held-to-maturity, available-for-sale or trading. We determine the appropriate classification of fixed maturity securities at the time of purchase. Fixed maturity securities include bonds, mortgage-backed securities and redeemable preferred stock. We classify fixed maturity securities as either available-for-sale or trading and, accordingly, carry them at fair value. (See Note 18 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity, net of related DPAC, sales inducements, unearned revenue reserves, policyholder dividend obligation ("PDO"), and applicable income taxes. Unrealized gains and losses related to trading securities are reflected in net income as net realized/ unrealized capital gains (losses).

The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). For loan-backed andstructured securities, we recognize income using a constant effective yield based on currently anticipated prepayments using a tool which models the prepayment behavior of the underlying collateral based on the current interest rate environment.

Equity securities include mutual funds, common stock and nonredeemable preferred stock. The cost of equity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). Equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 18 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity, net of related DPAC, sales inducements, unearned revenue reserves, PDO and applicable income taxes.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported in net income.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization premiums and accrual of discounts, computed using the interest method, net of valuation allowances, and direct write-downs for impairment. Any changes in the valuation allowances are reported in net income as net realized/unrealized capital gains (losses). We measure impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate or the loan's observable market price. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. We have commercial mortgage loans held-for-sale in the amount of $478.6 million and $278.1 million at December 31, 2004 and 2003, respectively, which are carried at lower of cost or fair value, less cost to sell, and reported as mortgage loans in the statements of financial position.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales, unrealized gains and losses related to other than temporary impairments, trading securities, certain seed investments, fair value hedge ineffectiveness, derivatives not designated as hedges and changes in the mortgage loan allowance are reported in net income as net realized/unrealized capital gains (losses). Investment gains and losses on sales of certain real estate held-for-sale, which do not meet the criteria for classification as a discontinued operation, are reported as net investment income and are excluded from net realized/unrealized capital gains (losses).

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

We, along with other contributors, sell commercial mortgage loans to trusts, which are unconsolidated qualified special purpose entities, which then issue commercial mortgage-backed securities. We retain primary servicing responsibilities and may retain other immaterial interests in the trusts by purchasing portions of the securities from the issuance. Gain or loss on the sales of the loans is reported as fees and other revenues. The retained interests are thereafter carried at fair value with other fixed maturity investments and classified as available-for-sale.

Derivatives

Derivatives are recognized as either assets or liabilities in the consolidated statements of financial position and measured at fair value. If certain conditions are met, a derivative may be specifically designated as one of the following:

(a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment;

(b) a hedge of the exposure to variable cash flows of a forecasted transaction;

(c) a hedge of the foreign currency exposure of an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction.

Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation as described above and is determined when the derivative contract is entered into or at the time of redesignation under SFAS 133. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

For derivatives hedging the exposure to changes in fair value of a recognized asset or liability, the change in fair value of the derivative is recognized in earnings in the period of change together with the change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the exposure to variable cash flows, the effective portion of the derivative's change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when each variable cash flow occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change. For derivatives that are terminated prior to maturity, any accumulated gain or loss is recognized in earnings immediately if the hedged item is also terminated. If the hedged item is not terminated, then the accumulated gain or loss is amortized into earnings over the remaining life of the hedged item.

For derivatives hedging the exposure to changes in fair value of the foreign currency exposure of an unrecognized firm commitment or an available-for-sale security, the change in fair value of the derivative is recognized in earnings in the period of change together with the offsetting change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the exposure to variable cash flows of the foreign currency exposure of a foreign-currency-denominated unrecognized firm commitment or forecasted transaction, the change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change.

Regression analysis is used for both retrospective and prospective hedge effectiveness testing for the fair value portfolio hedging strategy engaged in by our general account and our commercial mortgage banking operation.

Prior to October 1, 2004, minimum variance and dollar offset techniques were used in the effectiveness testing for our general account portfolio hedges.

For derivatives not designated as a hedging instrument, the change in fair value is recognized in net income in the period of change.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating, traditional and group life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies. Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest. Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

For our universal life and annuity products we hold additional reserves pursuant to SOP 03-1. SOP 03-1 requires that reserves be held on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.

Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Participating business represented approximately 28%, 33% and 34% of our life insurance in force and 67%, 70% and 72% of the number of life insurance policies in force at December 31, 2004, 2003 and 2002, respectively. Participating business represented approximately 77%, 80% and 80% of life insurance premiums for the years ended December 31, 2004, 2003 and 2002, respectively. The amount of dividends to policyholders is approved annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we established a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life and annuity products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Under the guidance for limited payment contracts under SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, which refers back to SFAS No. 60, Accounting and Reporting by Insurance Enterprises ("SFAS 60"), annuity considerations from these products are recognized as revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as defined in SFAS 60. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds are recognized over the term of the coverage and adjusted to reflect current experience. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject us to risks arising from policyholder mortality or morbidity and consist primarily of Guaranteed Investment Contracts ("GICs"), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when the service is performed or earned.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

DPAC for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. We utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future market growth assumption used for the amortization of DPAC on investment contracts pertaining to individual and group annuities which have separate account investment options. This amortization is adjusted in the current period when estimates of estimated gross profit are revised. The DPAC of nonparticipating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

DPAC are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. DPAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded, except for the medical reinsurance agreement, which is accounted for using the deposit method of accounting. Our medical reinsurance agreement is no longer in effect after December 31, 2004, as we did not renew. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2004, 2003 and 2002, respectively, we had reinsured $20.1 billion, $19.4 billion and $17.8 billion of life insurance in force, representing 15%, 15% and 14% of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

                                                For the year ended December 31,
                                             -----------------------------------
                                             -----------------------------------
                                              2004         2003        2002
                                             -----------------------------------
                                                       (in millions)
Premiums and other considerations:
   Direct....................................$3,693.1     $3,609.1    $3,916.3
   Assumed...................................    67.0        118.8       130.6
   Ceded.....................................  (291.2)      (288.9)     (326.9)
                                             -----------------------------------
                                             -----------------------------------
Net premiums and other considerations........$3,468.9     $3,439.0    $3,720.0
                                             ===================================

Benefits, claims and settlement expenses:
   Direct....................................$4,740.9     $4,697.8    $5,074.7
   Assumed...................................    83.2        129.3       135.5
   Ceded.....................................  (221.9)      (234.9)     (251.3)
                                             -----------------------------------
Net benefits, claims and settlement expenses.$4,602.2     $4,592.2    $4,958.9
                                             ===================================

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by us for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of ours. We receive a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

At December 31, 2004 and 2003, the separate accounts include a separate account valued at $782.8 million and $833.9 million, respectively, which primarily includes shares of Principal Financial Group, Inc. stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under the Principal Mutual Holding Company's 2001 demutualization. These shares are included in both Principal Financial Group, Inc.'s basic and diluted earnings per share calculations. The separate account shares are recorded at fair value and are reported as separate account assets and separate account liabilities in the consolidated statements of financial position. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and does not impact our results of operations.

Income Taxes

Our ultimate parent, Principal Financial Group, Inc. files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. Principal Financial Group, Inc. allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Goodwill and Other Intangibles

Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Due to the adoption of SFAS 142, goodwill and indefinite-lived intangible assets are no longer amortized. Goodwill and indefinite-lived intangible assets not subject to amortization are tested for impairment on an annual basis during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill impairment testing involves a two-step process described further in the Recent Accounting Pronouncements section within Note 1. Impairment testing for indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.

Intangible assets with a finite useful life continue to be amortized on a straight-line basis generally over a period of 5 to 30 years and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

Stock-Based Compensation

Our ultimate parent, Principal Financial Group, Inc., accounts for their stock-based compensation plans (described more fully in Note 21) using the fair value method for all stock-based awards granted subsequent to January 1, 2002. For stock-based awards granted prior to this date, Principal Financial Group, Inc. used the intrinsic value method. We are allocated our pro rata share of the expenses for these plans.

Awards under these plans vest over periods ranging from one year to three years. Therefore, the cost related to stock-based compensation included in the determination of net income for 2002 through 2004 is less than that which would have been recognized if the fair value based method had been applied to all awards since the inception of the stock-based compensation plans. Had compensation expense for the stock option awards and employees' purchase rights been determined based upon fair values at the grant dates for awards under the plans in accordance with SFAS 123, our net income would have been reduced to the pro forma amounts indicated below. For the purposes of pro forma disclosures, the estimated fair value of the options is amortized to expense over the options' vesting period.

                                                                      For the year ended December 31,
                                                              --------------------------------------------
                                                              --------------------------------------------
                                                                   2004          2003           2002
                                                              ----------------------------- --------------
                                                                             (in millions)

  Net income, as reported....................................      $767.8         $659.3      $  552.1
  Add:  Stock-based compensation expense
     included in reported net income, net of related tax
    effects..................................................        26.7           18.2           9.7
  Deduct:  Total stock-based compensation expense
     determined under fair value based method for all awards,
     net of related tax effects..............................        29.3           21.0          12.5
                                                              --------------------------------------------
                                                              --------------------------------------------
  Pro forma net income.......................................      $765.2         $656.5      $  549.3
                                                              ============================================

Reclassifications

Reclassifications have been made to the 2003 and 2002 consolidated financial statements to conform to the 2004 presentation.

2. Related Party Transactions

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2004, 2003 and 2002, we received $94.8 million, $94.0 million and $92.2 million, respectively, of expense reimbursements from affiliated entities.

Our direct parent, Principal Financial Services, Inc., and us are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to Principal Financial Services, Inc. in aggregate principal amounts not to exceed $3.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate plus 20 basis points (the "Internal Crediting Rate"); and (ii) Principal Financial Services, Inc. to advance cash to us in aggregate principal amounts not to exceed $1.1 billion million, with such advance amounts paying interest at the Internal Crediting Rate plus 5 basis points to reimburse Principal Financial Services, Inc. for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from Principal Financial Services, Inc. of $67.4 million and $225.7 million at December 31, 2004 and 2003, respectively, and earned interest of $8.5 million, $7.7 million and $8.5 million during 2004, 2003 and 2002, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3.  Goodwill and Other Intangible Assets

Amortized intangible assets were as follows:

                                    December 31, 2004                        December 31, 2003
                         ----------------------------------------------------------------------------------
                         ----------------------------------------------------------------------------------
                            Gross     Accumulated        Net        Gross      Accumulated   Net carrying
                          carrying                    carrying    carrying
                           amount     amortization     amount      amount     amortization      amount
                         ----------------------------------------------------------------------------------
                                  (in millions)

Intangibles with finite
   useful lives.........      87.8           7.4          80.4        22.8           3.5           19.3
                         ==================================================================================

The amortization expense for intangible assets with finite useful lives was $4.2 million, $1.1 million and $0.3 million for 2004, 2003 and 2002, respectively. At December 31, 2004, the estimated amortization expense for the next five years is as follows (in millions):


Year ending December 31:
2005.................................   $3.2
2006.................................    3.2
2007.................................    3.2
2008.................................    3.2
2009.................................    3.2

The changes in the carrying amount of goodwill reported in our operating segments for 2003 and 2004 were as follows:

                                  U.S. Asset      Life and
                                 anagement and     Health
                                MAccumulation     Insurance    Consolidated
                                ---------------- ------------ ---------------
                                               (in millions)

 Balances at January 1, 2003....     $23.2           $44.1         $  67.3
 Goodwill from acquisitions.....      30.5            25.1            55.6
                                ---------------- ------------ ---------------
 Balances at December 31, 2003..      53.7            69.2           122.9
 Goodwill from acquisitions.....      38.1             0.3            38.4
                                ---------------- ------------ ---------------
 Balances at December 31, 2004..     $91.8           $69.5         $ 161.3
                                ================ ============ ===============

4.  Discontinued Operations

Principal Residential Mortgage, Inc.

On July 1, 2004, we closed the sale of Principal Residential Mortgage, Inc. to CitiMortgage, Inc. Our total after-tax proceeds from the sale were approximately U.S. $620.0 million. Principal Residential Mortgage, Inc. is accounted for as a discontinued operation, under SFAS 144 and therefore, the results of operations (excluding corporate overhead) have been removed from our results of continuing operations, cash flows and segment operating earnings for all periods presented. Corporate overhead allocated to Principal Residential Mortgage, Inc. does not qualify for discontinued operations treatment under SFAS 144 and is included in our results of continuing operations and segment operating earnings for all periods prior to July 1, 2004. Additionally, the information included in the notes to the financial statements excludes information applicable to Principal Residential Mortgage, Inc., unless otherwise noted.

The decision to sell Principal Residential Mortgage, Inc. was made with a view toward intensifying our strategic focus on our core retirement and risk protection business as well as achieving our longer-term financial objectives. In addition, the sale was also viewed as a positive move for the stockholders of Principal Financial Group, Inc. as we go forward from an improved capital position, with better financial flexibility and greater stability of earnings.

Selected financial information for the discontinued operations of Principal Residential Mortgage, Inc. is as follows:

                                                   December 31,
                                       -------------------------------------
                                             2004               2003
                                       ------------------ ------------------
                                                   (in millions)
       Assets
       Mortgage loans.................. $      -                $  2,256.5
       Mortgage loan servicing rights..        -                   1,951.9
       Cash and cash equivalents.......        -                     674.6
       All other assets................        -                     675.8
                                        ------------------ ------------------
                                        ------------------ ------------------
          Total assets................. $      -                $  5,558.8
                                        ================== ==================

       Liabilities
       Short-term debt................. $      -                $  1,450.9
       Long-term debt..................        -                   1,393.0
       All other liabilities...........        -                   2,242.8
                                        ------------------ ------------------
                                        ------------------ ------------------
          Total liabilities............ $      -                $  5,086.7
                                        ================== ==================

                                                                 For the year ended December 31,
                                                     --------------------------------------------------------
                                                     ----------------- -- ---------------- -- ---------------
                                                           2004                2003                2002
                                                     -----------------    ----------------    ---------------
                                                                          (in millions)

Total revenues....................................         $446.9             $ 1,343.8        $ 1,073.9
                                                     =================    ================    ===============

Loss from continuing operations, net of
   related income taxes (represents corporate
   overhead).....................................         $ (10.3)            $   (18.1)       $   (16.7)
Income from discontinued
   operations:
    Income before income taxes....................           22.4                  19.6            192.7
    Income taxes..................................         8.7                      7.3             82.8
                                                     -----------------    ----------------    ---------------
                                                     -----------------    ----------------    ---------------
    Income from discontinued                               13.7                    12.3            109.9
       operations (1).............................
   Income on disposal of discontinued
     operations, net of related income taxes......           92.8                   -                -
Cumulative effect of accounting change, net of
   related income taxes...........................            -                   (10.0)            -
                                                     -----------------    ----------------    ---------------
                                                     -----------------    ----------------    ---------------
Net income (loss).................................          $96.2             $   (15.8)       $    93.2
                                                     =================    ================    ===============

(1) The 2004 summary results of operations information is for the six months ended prior to the July 1, 2004, sale of Principal Residential Mortgage, Inc. and, accordingly, there is no statement of operations data to present subsequent to the date of the sale.


Our U.S. Asset Management and Accumulation segment held $804.8 million of residential mortgage banking escrow deposits (reported as other liabilities) as of December 31, 2003. The purchaser (or acquirer) closed out the banking escrow deposit accounts as a result of the sale. U.S. Asset Management and Accumulation total revenues from this arrangement reclassified to discontinued operations for the years ended December 31, 2004, 2003 and 2002 were $(5.6) million, $28.6 million and $30.5 million, respectively. Income (loss) from discontinued operations net of related income taxes, for the years ended December 31, 2004, 2003 and 2002 were $(3.5) million, $11.2 million and $10.2 million, respectively.

5.  Other Divestitures

On February 1, 2002, we sold our remaining investment of 15.1 million shares in Coventry Health Care, Inc. common stock and a warrant, exercisable for 3.1 million shares of Coventry Health Care, Inc. common stock. Total proceeds from the completion of this transaction were $325.4 million, which resulted in a realized capital gain of $114.5 million, net of income tax.

6.  Variable Interest Entities

We have relationships with various types of special purpose entities and other entities where we have a variable interest. The following serves as a discussion of investments in entities that meet the definition of a VIE under FASB Interpretation No. 46 (Revised 2003), Consolidation of Variable Interest Entities ("FIN 46R").

Consolidated Variable Interest Entities

Grantor Trusts. We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying notes by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificate and the residual certificates were subsequently sold to a third party.

We have determined that these grantor trusts are VIEs as, in the event of a default or prepayment on the underlying notes, which is the main risk of loss, our interest-only certificates are exposed to the majority of the risk of loss. The restricted interest periods end between 2016 and 2020 and, at that time, the residual certificate holders' certificates are redeemed by the trust in return for the notes. We have determined that it will be necessary for us to consolidate these entities until the expiration of the interest-only period. As of December 31, 2004 and 2003, our consolidated statements of financial position include $369.8 million and $351.8 million, respectively, of undated subordinated floating rate notes of the grantor trusts, which are classified as available-for-sale fixed maturity securities. The obligation to deliver the underlying securities to the residual certificate holders of $138.1million and $103.9 million as of December 31, 2004 and 2003, respectively, is classified as another liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. The creditors of the grantor trusts have no recourse to the assets of our company.

Other. In addition to the entities above, we have a number of relationships with a disparate group of entities, which meet the FIN 46R criteria for VIEs. Due to the nature of our direct investment in the equity and/or debt of these VIEs, we are the primary beneficiary of such entities, which requires us to consolidate them. These entities include two financial services companies, a private investment trust and two real estate joint ventures. The consolidation of these VIEs did not have a material effect on either our consolidated statement of financial position or results of operations as of and for the years ended December 31, 2004 and 2003. For the majority of these entities, the creditors have no recourse to the assets of our company.

The carrying amount and classification of consolidated assets that are collateral for the VIEs' obligations are as follows:

                                                          December 31,
                                              ----------------------------------
                                              ----------------------------------
                                                     2004               2003
                                              ------------------- --------------
                                                          (in millions)

Fixed maturity securities, available-for-sale     $    56.9              $ 55.3
Equity securities, available-for-sale........          16.9                15.5
Real estate..................................          62.3                53.9
Cash and other assets........................          55.2                 0.3
                                              ------------------- --------------
                                              ------------------- --------------
     Total assets pledged as collateral......     $   191.3              $125.0
                                              =================== ==============
                                              =================== ==============

Long-term debt...............................     $    72.1              $ 65.0
                                              =================== ==============

As of December 31, 2004, $191.3 million of assets are pledged as collateral for the VIE entities' other obligations and long-term debt of $183.1 million, of which $111.0 million was issued by these VIE entities to affiliates and, therefore, eliminated upon consolidation.

As of December 31, 2003, $125.0 million of assets are pledged as collateral for the VIE entities' long-term debt of $121.8 million, of which $56.8 million was issued by these VIE entities to affiliates and, therefore, eliminated upon consolidation.

Significant Unconsolidated Variable Interest Entities

We hold a significant variable interest in a number of VIEs where we are not the primary beneficiary. These entities include private investment trusts and custodial relationships that have issued trust certificates or custodial receipts that are recorded as available-for-sale fixed maturity securities in the consolidated financial statements.

Between October 3, 1996 and September 21, 2001, we entered into seven separate but similar transactions where various third parties transferred funds to either a custodial account or a trust. The custodians or trusts purchased shares of specific money market funds and then separated the cash flows of the money market shares into share receipts and dividend receipts. The dividend receipts entitle the holder to dividends paid for a specified term while the share receipts, purchased at a discount, entitle the holder to dividend payments subsequent to the term of the dividend receipts and the rights to the underlying shares. We have purchased the share receipts. After the restricted dividend period ends between 2017 and 2021, we, as the share receipt holder, have the right to terminate the custodial account or trust agreement and will receive the underlying money market fund shares. Upon adoption of FIN 46R, we determined the primary beneficiary is the dividend receipt holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with these entities is our recorded investment of $203.1 million and $180.8 million as of December 31, 2004 and 2003, respectively.

On June 20, 1997, we entered into a transaction in which we purchased a residual trust certificate. The trust separated the cash flows of an underlying security into an interest-only certificate that entitles the third party certificate holder to the stated interest on the underlying security through May 15, 2017, and into a residual certificate entitling the holder to interest payments subsequent to the term of the interest-only certificates and any principal payments. Subsequent to the restricted interest period, we, as the residual certificate holder, have the right to terminate the trust agreement and will receive the underlying security. Upon adoption of FIN 46R, we determined the primary beneficiary is the interest-only certificate holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our recorded investment of $68.9 million and $56.2 million as of December 31, 2004 and 2003, respectively.

Fixed Maturities and Equity Securities

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2004 and 2003, are summarized as follows:

                                             Cost             Gross            Gross         Fair value
                                                           unrealized       unrealized
                                                              gains           losses
                                        ---------------- ---------------- ---------------- ----------------
                                                                  (in millions)
 December 31, 2004 Fixed maturities, available-for-sale:
   U.S. government and agencies.......     $    260.3        $     5.9         $   0.6       $     265.6
   Non-U.S. governments...............          428.4             61.9             -               490.3
   States and political subdivisions..          894.2             53.5             0.7             947.0
   Corporate - public.................       18,257.8          1,331.4            28.6          19,560.6
   Corporate - private................        9,934.7            649.4            35.2          10,548.9
   Mortgage-backed and other
     asset-backed securities..........        6,951.4            370.8            23.5           7,298.7
                                        ---------------- ---------------- ---------------- ----------------
                                        ---------------- ---------------- ---------------- ----------------
 Total fixed maturities,                   $ 36,726.8        $ 2,472.9         $  88.6       $  39,111.1
   available-for-sale.................
                                        ================ ================ ================ ================
                                        ================ ================ ================ ================
 Total equity securities,                  $    710.5        $    14.9         $   1.6       $     723.8
   available-for-sale.................
                                        ================ ================ ================ ================
                                        ================ ================ ================ ================

 December 31, 2003 Fixed maturities,
 available-for-sale:
   U.S. government and agencies.......     $    589.7        $    12.5         $   0.9       $     601.3
   Non-U.S. governments...............          357.4             64.1             -               421.5
   States and political subdivisions..          497.7             40.4             2.2             535.9
   Corporate - public.................       16,702.8          1,349.9            29.9          18,022.8
   Corporate - private................        9,143.9            607.8            96.4           9,655.3
   Mortgage-backed and other
     asset-backed securities..........        6,406.5            342.8            22.1           6,727.2
                                        ---------------- ---------------- ---------------- ----------------
 Total fixed maturities,
   available-for-sale.................     $ 33,698.0        $ 2,417.5         $ 151.5       $  35,964.0
                                        ================ ================ ================ ================
 Total equity securities,
   available-for-sale.................     $    640.1        $    19.0         $   3.2       $     655.9
                                        ================ ================ ================ ================

The cost and fair value of fixed maturities available-for-sale at December 31, 2004, by expected maturity, were as follows:

                                                          Cost      Fair value
                                                   -----------------------------
                                                           (in millions)

 Due in one year or less...........................    $  2,209.8   $  2,249.2
 Due after one year through five years.............       8,252.6      8,589.0
 Due after five years through ten years............       9,626.5     10,367.8
 Due after ten years...............................       9,686.5     10,606.4
                                                   -----------------------------
                                                   -----------------------------
                                                         29,775.4     31,812.4
 Mortgage-backed and other asset-backed securities.       6,951.4      7,298.7
                                                   -----------------------------
                                                   -----------------------------
 Total.............................................     $36,726.8    $39,111.1
                                                   =============================

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or prepay obligations.

Corporate private placement bonds represent a primary area of credit risk exposure. The corporate private placement bond portfolio is diversified by issuer and industry. We monitor the restrictive bond covenants which are intended to regulate the activities of issuers and control their leveraging capabilities.

Net Investment Income

Major categories of net investment income are summarized as follows:

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2004               2003               2002
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)

 Fixed maturities, available-for-sale............        $2,183.6           $2,151.3           $2,108.9
 Fixed maturities, trading.......................             9.4               10.1                5.2
 Equity securities, available-for-sale...........            46.9               45.4               27.4
 Mortgage loans..................................           730.6              765.9              754.1
 Real estate.....................................            69.2               80.9               78.6
 Policy loans....................................            51.1               54.5               57.6
 Cash and cash equivalents.......................            20.6               14.7               20.8
 Derivatives.....................................            16.9               12.7              (15.3)
 Other...........................................            25.3               44.2               73.6
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
 Total...........................................         3,153.6            3,179.7            3,110.9

 Less investment expenses........................          (123.6)            (108.5)             (92.2)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
 Net investment income...........................        $3,030.0           $3,071.2           $3,018.7
                                                   ================== ================== ==================

Net Realized/Unrealized Capital Gains and Losses

The major components of net realized/unrealized capital losses on investments are summarized as follows:

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2004               2003               2002
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)
 Fixed maturities, available-for-sale:
   Gross gains...................................        $  48.6            $  69.8          $  141.1
   Gross losses..................................          (90.4)            (289.2)           (535.7)
 Fixed maturities, trading:
   Gross gains...................................            1.5                3.5               4.0
   Gross losses..................................           (2.6)              (0.3)             (0.1)
 Equity securities, available-for-sale:
   Gross gains...................................           12.1                7.0               2.6
   Gross losses..................................          (10.4)               5.2             (32.5)
 Mortgage loans..................................          (12.1)              (2.1)            (10.3)
 Derivatives.....................................         (116.9)             110.3             (73.3)
 Other...........................................           60.5                5.4             109.0
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
 Net realized/unrealized capital losses..........        $(109.7)           $ (90.4)         $ (395.2)
                                                   ================== ================== ==================

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $1.7 billion, $2.6 billion and $7.9 billion in 2004, 2003 and 2002, respectively. The proceeds set forth above include amounts related to sales of mortgage-backed securities of $0.5 billion, $0.1 billion and $4.3 billion in 2004, 2003 and 2002, respectively. Gross gains of $0.1 million, $0.4 million and $88.2 million and gross losses of zero, $0.9 million and $11.6 million in 2004, 2003 and 2002, respectively, were realized on sales of mortgage-backed securities.

We recognize impairment losses for fixed maturities and equity securities when declines in value are other than temporary. Realized losses related to other than temporary impairments were $52.9 million, $157.2 million and $357.0 million in 2004, 2003, and 2002, respectively.

Gross Unrealized Losses for Fixed Maturities and Equity Securities

For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2004 and 2003, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

                                December 31, 2004
                             --------------------------------------------------------------------------------
                             --------------------------------------------------------------------------------
                                     Less than          Greater than or equal to
                                   twelve months              twelve months                 Total
                             -------------------------- -----------------------------------------------------
                             --------------------------                           ---------------------------
                              Carrying       Gross       Carrying       Gross                      Gross
                                          unrealized                  unrealized   Carrying     unrealized
                                value       losses         value        losses       value        losses
                             -------------------------- ------------ ------------------------- --------------
                                  (in millions)
 Fixed maturities,
   available-for-sale:
   U.S. government and
     agencies...............   $      64.1    $    0.6      $    -         $    -   $    64.1        $   0.6
   States and political
     subdivisions...........          54.2         0.3          21.5            0.4      75.7            0.7
   Corporate - public.......       1,898.5        19.5         181.8            9.1   2,080.3           28.6
   Corporate - private......       1,426.3        17.6         335.8           17.6   1,762.1           35.2
   Mortgage-backed and
     other asset-backed
     securities.............       1,470.7        18.8         102.6            4.7   1,573.3           23.5
                             -------------------------- ------------ ------------------------- --------------
                             -------------------------- ------------ ------------------------- --------------
 Total fixed maturities,       $   4,913.8    $   56.8      $  641.7                                 $  88.6
   available-for-sale.......                                               $   31.8 $ 5,555.5
                             ========================== ============ ========================= ==============
                             ========================== ============ ========================= ==============
 Total equity securities,      $      62.0    $    0.7      $  249.7                                 $   1.6
   available-for-sale.......                                               $    0.9 $   311.7
                             ========================== ============ ========================= ==============

As of December 31, 2004, we held $5,555.5 million in available-for-sale fixed maturity securities with unrealized losses of $88.6 million. Of these amounts, our General Account portfolio represented $5,555.5 million in available-for-sale fixed maturity securities with unrealized losses of $88.6 million. Our General Account portfolio consists of fixed maturity securities where 97% are investment grade (rated AAA through BBB-) with an average price of 98% (carrying value/amortized cost).

For those securities that have been in a loss position for less than twelve months, our General Account portfolio holds 557 securities with a carrying value of $4,913.8 million and unrealized losses of $56.8 million reflecting an average price of 99. Of this portfolio, 98.5% was investment grade (rated AAA through BBB-) at December 31, 2004, with associated unrealized losses of $51.8 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that have been in a continuous loss position greater than or equal to twelve months, our General Account holds 80 securities with a carrying value of $641.7 million and unrealized losses of $31.8 million. The average rating of this portfolio is BBB- with an average price of 95 at December 31, 2004. The Corporate-Public and Corporate-Private sectors account for $26.7 million of the $31.8 million in unrealized losses. The average price of the corporate sectors is 95 and the average credit rating is BBB+. Included in the mortgage-backed and other asset-backed securities sector is one previously impaired security with a carrying value of $2.0 million and a current unrealized loss of $0.9 million.

                                December 31, 2003
                             --------------------------------------------------------------------------------
                             --------------------------------------------------------------------------------
                                     Less than          Greater than or equal to
                                   twelve months              twelve months                 Total
                             -------------------------- -----------------------------------------------------
                             --------------------------                           ---------------------------
                              Carrying       Gross       Carrying       Gross                      Gross
                                          unrealized                  unrealized   Carrying     unrealized
                                value       losses         value        losses       value        losses
                             -------------------------- ------------ ------------------------- --------------
                                  (in millions)
 Fixed maturities,
   available-for-sale:
   U.S. government and
     agencies...............   $     289.8    $    0.9      $    -         $    -   $   289.8        $   0.9
   States and political
     subdivisions...........          50.3         1.2          20.5            1.0      70.8            2.2
   Corporate - public.......         866.3        20.7          77.7            9.2     944.0           29.9
   Corporate - private......       1,268.8        69.3         218.4           27.1   1,487.2           96.4
   Mortgage-backed and
     other asset-backed
     securities.............       1,376.9        14.9          83.2            7.2   1,460.1           22.1
                             -------------------------- ------------ ------------------------- --------------
                             -------------------------- ------------ ------------------------- --------------
 Total fixed maturities,       $   3,852.1    $  107.0      $  399.8                                 $ 151.5
   available-for-sale.......                                               $   44.5 $ 4,251.9
                             ========================== ============ ========================= ==============
                             ========================== ============ ========================= ==============
 Total equity securities,      $      77.7    $    0.3      $  241.7                                 $   3.2
   available-for-sale.......                                               $    2.9 $   319.4
                             ========================== ============ ========================= ==============

As of December 31, 2003, we held $4,251.9 million in available-for-sale fixed maturity securities with unrealized losses of $151.5 million. Of these amounts, our General Account portfolio represented $3,786.2 million in available-for-sale fixed maturity securities with unrealized losses of $147.3 million. Our General Account portfolio consists of fixed maturity securities where 89% are investment grade (rated AAA through BBB-) with an average price of 95 (carrying value/amortized cost). Of the $151.5 million total gross unrealized losses, $24.8 million is related to fixed maturity securities that are part of a fair value hedging relationship that have been recognized in net income as of December 31, 2003. These securities are included in the less than twelve months Corporate-Private category.

For those securities that have been in a loss position for less than twelve months, our General Account portfolio holds 349 securities with a carrying value of $3,386.4 million and unrealized losses of $102.8 million reflecting an average price of 97. Of this portfolio, 95.7% was investment grade (rated AAA through BBB-) at December 31, 2003, with associated unrealized losses of $67.5 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that have been in a continuous loss position greater than or equal to twelve months, our General Account holds 60 securities with a carrying value of $399.8 million and unrealized losses of $44.5 million. The average rating of this portfolio is BBB- with an average price of 90 at December 31, 2003. The Corporate-Public and Corporate-Private sectors account for $36.3 million of the $44.5 million in unrealized losses. The average price of the corporate sectors is 89 and the average credit rating is BB/BB-. Included in the Corporate-Private sector and mortgage-backed and other asset-backed securities sector are three previously impaired securities with a carrying value of $9.0 million and $2.0 million, respectively, and a current unrealized loss of $1.0 million and $0.8 million, respectively.

We closely monitor our below investment grade holdings and those investment grade names where we have concerns. While we are in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. We consider relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) our ability and intent to hold the security to maturity or until it recovers in value. To the extent we determine that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

Net Unrealized Gains and Losses on Available-for-Sale Securities

The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale are reported as a separate component of stockholders' equity, reduced by adjustments to DPAC, sales inducements, unearned revenue reserves and PDO that would have been required as a charge or credit to operations had such amounts been realized, and a provision for deferred income taxes.

The cumulative amount of net unrealized gains and losses on available-for-sale securities was as follows:

                                                                                   December 31,
                                                                         ----------------------------------
                                                                         ----------------------------------
                                                                              2004              2003
                                                                         ---------------- -----------------
                                                                                   (in millions)

 Net unrealized gains on fixed maturities, available-for-sale (1)......     $ 2,392.8         $2,325.3
 Net unrealized gains on equity securities, available-for-sale.........          13.4             13.1
 Adjustments for assumed changes in amortization patterns:
   Deferred policy acquisition costs...................................        (242.9)          (274.4)
   Sales inducements...................................................           0.5              -
   Unearned revenue reserves...........................................          11.5             15.3
 Net unrealized losses on derivative instruments.......................          (2.0)           (90.9)
 Net unrealized losses on policyholder dividend obligation.............        (118.5)           (99.0)
 Net unrealized losses on equity method subsidiaries and minority
     interest adjustments..............................................         (36.6)            (8.4)
 Provision for deferred income taxes...................................        (702.3)          (654.5)
                                                                         ---------------- -----------------
                                                                         ---------------- -----------------
 Net unrealized gains on available-for-sale securities.................     $ 1,315.9         $1,226.5
                                                                         ================ =================

(1) Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Commercial Mortgage Loans

Commercial mortgage loans represent a primary area of credit risk exposure. At December 31, 2004 and 2003, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

                                                                  December 31,
                                       --------------------------------------------------------------------
                                                     2004                              2003
                                       --------------------------------------------------------------------
                                       ----------------------------------
                                       Carrying amount      Percent        Carrying amount    Percent
                                                            of total                          of total
                                       --------------------------------------------------------------------
                                                              (dollars in millions)
 Geographic distribution
 New England..........................    $   426.8            4.2%         $   398.9            4.1%
 Middle Atlantic......................      1,916.8           18.7            1,686.8           17.5
 East North Central...................        913.0            8.9              945.7            9.8
 West North Central...................        419.8            4.1              336.4            3.5
 South Atlantic.......................      2,419.8           23.7            2,285.2           23.7
 East South Central...................        341.3            3.3              312.1            3.2
 West South Central...................        726.9            7.1              662.1            6.9
 Mountain.............................        819.7            8.0              702.0            7.3
 Pacific..............................      2,283.0           22.4            2,350.8           24.5
 Valuation allowance..................        (42.4)          (0.4)             (49.6)          (0.5)
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
 Total................................    $10,224.7          100.0%         $ 9,630.4          100.0%
                                       ====================================================================
                                       --------------------------------------------------------------------

 Property type distribution
 Office...............................    $ 3,383.5           33.1%         $ 3,545.2           36.8%
 Retail...............................      2,984.7           29.1            2,706.4           28.1
 Industrial...........................      2,826.4           27.6            2,708.8           28.1
 Apartments...........................        885.4            8.7              545.9            5.7
 Hotel................................         48.0            0.5               52.8            0.5
 Mixed use/other......................        139.1            1.4              120.9            1.3
 Valuation allowance..................        (42.4)          (0.4)             (49.6)          (0.5)
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
 Total................................    $10,224.7          100.0%         $ 9,630.4          100.0%
                                       ====================================================================

Commercial Mortgage Loan Loss Allowance

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a provision for loss is established equal to the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is included in net realized/unrealized capital losses on our consolidated statements of operations. Mortgage loans deemed to be impaired are directly charged against the asset or charged against the allowance for losses, and subsequent recoveries are credited to the allowance for losses.

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the adequacy of the allowance for losses and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation of our loan specific reserve component is also subjective, as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans. Impaired mortgage loans along with the related allowance for losses were as follows:

                                December 31,
                         ---------------------------------
                         ---------------------------------
                              2004            2003
                         -------------  ------------------
                                (in millions)

 Impaired loans..........   $105.4              $135.1
 Allowance for losses....     (6.5)              (12.5)
                         -------------  ------------------
                         -------------  ------------------
 Net impaired loans......   $ 98.9              $122.6
                         =============  ==================

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                     For the year ended December 31,
                                              ---------------------------------------------------
                                               2004               2003               2002
                                              ------------- ------------------ ------------------
                                                              (in millions)

 Average recorded investment in
   impaired loans......................        $105.2              $81.6              $69.5
 Interest income recognized on impaired loans.    7.0               12.0                7.1

All interest income on impaired commercial mortgage loans was recognized on the cash basis of income recognition.

A summary of the changes in the commercial mortgage loan allowance for losses is as follows:

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2004               2003               2002
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)

 Balance at beginning of year....................        $ 49.6              $83.6              $89.0
 Provision for losses............................          14.4                1.3               33.5
 Releases due to write-downs,
   sales and foreclosures........................         (21.6)             (35.3)             (38.9)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
 Balance at end of year..........................        $ 42.4              $49.6              $83.6
                                                   ================== ================== ==================

Real Estate

Depreciation expense on invested real estate was $36.9 million, $28.6 million and $25.5 million in 2004, 2003 and 2002, respectively. Accumulated depreciation was $202.8 million and $199.6 million as of December 31, 2004 and 2003, respectively.

Other Investments

Other investments include minority interests in unconsolidated entities and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees. Changes in the value of our investment in equity investees attributable to capital transactions of the investee, such as an additional offering of stock, are recorded directly to stockholder's equity. Total assets of the unconsolidated entities amounted to $3,865.5 million and $3,192.9 million at December 31, 2004 and 2003, respectively. Total revenues of the unconsolidated entities were $700.4 million, $784.7 million and $601.9 million in 2004, 2003 and 2002, respectively. During 2004, 2003 and 2002, we included $30.5 million, $41.6 million and $36.1 million, respectively, in net investment income representing our share of current year net income of the unconsolidated entities. At December 31, 2004 and 2003, our net investment in unconsolidated entities was $95.2 million and $37.3 million, respectively, which primarily included our minority interests in domestic joint ventures and partnerships.

In the ordinary course of our business and as part of our investment operations, we have also entered into long term contracts to make and purchase mortgage loans aggregating $1,268.9 million and $1,012.0 million at December 31, 2004 and 2003, respectively.

Derivatives are reflected on our consolidated statements of financial position and reported as a component of other investments. Certain seed money investments are carried at fair value with changes in fair value included in net income as net realized/unrealized capital gains or losses.

8.  Securitization Transactions

Commercial Mortgage Loans

We, along with other contributors, sell commercial mortgage loans in securitization transactions to trusts. As these trusts are classified as a qualifying special purpose entity pursuant to the guidance of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities-A Replacement of FASB Statement 125, they are not required to be consolidated under the provisions of FIN 46R. We retain primary servicing responsibilities and may retain other immaterial interests. We receive annual servicing fees approximating 0.01%, which approximates cost. The investors and the securitization entities have no recourse to our other assets for failure of debtors to pay when due. The value of our retained interests is subject primarily to credit risk.

In 2004, 2003, and 2002,we recognized gains of $14.4 million, $16.4 million and $17.2 million, respectively, on the securitization of commercial mortgage loans.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from transactions completed included a cumulative foreclosure rate between 4% and 10% during 2004, 5% and 12% during 2003, and 6% and 11% during 2002. The assumed range of the loss severity, as a percentage of defaulted loans, was between 13% and 31% during 2004, 14% and 33% during 2003, and 12% and 32% during 2002. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

At December 31, 2004 and 2003, the fair values of retained interests related to the securitizations of commercial mortgage loans were $304.3 million and $255.4 million, respectively. Key economic assumptions and the sensitivity of the current fair values of residual cash flows were tested to one and two standard deviations from the expected rates. The changes in the fair values at December 31, 2004 and 2003, as a result of these assumptions were not significant.

Securitization Transactions Cash Flows

The table below summarizes cash flows for securitization transactions:

                                                          For the year ended December 31,
                                        --------------------------------------------------------------------
                                        --------------------------------------------------------------------
                                                  2004                   2003                   2002
                                        ---------------------- ---------------------- ----------------------
                                                                   (in millions)

 Proceeds from new securitizations.....           $871.1                 $998.0               $1,067.6
 Servicing fees received...............              1.1                    0.9                    0.7
 Other cash flows received on
   retained interests................               31.1                   30.7                   26.8

9.  Derivative Financial Instruments

Derivatives are generally used to hedge or reduce exposure to market risks (primarily interest rate and foreign currency risks) associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Additionally, derivatives are also used in asset replication strategies. We do not buy, sell or hold these investments for trading purposes.

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from counterparty against our payables to the same counterparty arising out of all included transactions.

Prior to the application of the aforementioned credit enhancements, the gross exposure to credit risk with respect to these derivative instruments was $943.8 million and $811.0 million at December 31, 2004 and 2003, respectively. Subsequent to the application of such credit enhancements, the net exposure to credit risk was $547.3 million and $476.5 million at December 31, 2004 and 2003, respectively.

The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

                                                           December 31,
                                                    ----------------------------
                                                    ----------------------------
                                                         2004           2003
                                                    ------------- --------------
                                                           (in millions)
 Notional amounts of derivative instruments
 Interest rate swaps................................ $7,481.9         $5,024.9
 Foreign currency swaps.............................  3,013.4          2,823.4
 Credit default swaps...............................    988.3            863.3
 Interest rate lock commitments.....................    634.3              -
 Mortgage-backed forwards and options...............    586.8            522.1
 Bond forwards......................................    508.0            467.2
 Embedded derivative financial instruments..........    499.1            455.9
 Swaptions..........................................    429.0            315.0
 Currency forwards..................................    356.4            135.8
 Call options.......................................     73.0             30.0
 Bond options.......................................     38.5             17.5
 Futures............................................      -               27.8
                                                    ------------- ------------
 Total notional amounts at end of year.............. 14,608.7         10,682.9
                                                    ============= ============
                                                    ============= ============

 Net credit exposure of derivative instruments
 Foreign currency swaps.............................   $803.4        $   637.1
 Bond forwards......................................     66.8             52.2
 Interest rate swaps................................     41.5             68.9
 Credit default swaps...............................     19.3             45.9
 Call options.......................................     10.5              6.6
 Currency forwards..................................      1.6              0.3
 Bond options.......................................      0.7              -
                                                    ------------- ------------
                                                    ------------- ------------
Total credit exposure at end of year................    943.8            811.0
                                                    ============= ============

The net interest effect of interest rate, currency swap and credit default swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements.

The fair value of our derivative instruments related to investment hedges and classified as other invested assets at December 31, 2004 and 2003, was $864.2 million and $736.4 million, respectively. The fair value of derivative instruments classified as liabilities at December 31, 2004 and 2003, was $195.9 million and $124.5 million, respectively, and was reported with other liabilities on the consolidated statements of financial position.

Fair Value Hedges

We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration.

We also enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

We recognized a pre-tax net loss of $(28.7) million, $(9.5) million and $(20.4) million in 2004, 2003 and 2002, respectively, relating to the ineffective portion of our fair value investment hedges, which was reported with net realized/unrealized capital losses on our consolidated statements of operations.

Cash Flow Hedges

We also utilize floating-to-fixed rate interest rate swaps to match cash flows.

We entered into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

At December 31, 2004, we had hedged the exposure to variable cash flows of $46.7 million of unrecognized firm commitments. These firm commitments are scheduled to fund in first quarter 2005.

In 2004, 2003 and 2002, we recognized a $57.8 million, $49.6 million and $(74.5) million after-tax increase (decrease) in value, respectively, related to cash flow hedges in accumulated other comprehensive income. During this time period, none of our cash flow hedges have been discontinued because it was probable that the original forecasted transaction would not occur by the end of the originally specified time period. We reclassified $5.2 million and $54.6 million net losses from accumulated comprehensive income into earnings during 2004 and 2003, respectively, and we expect to reclassify $21.3 million net losses in the next 12 months.

In most cases, zero hedge ineffectiveness for cash flow hedges is assumed because the derivative instrument was constructed such that all terms of the derivative match the hedged risk in the hedged item. As a result, we have recognized an immaterial amount in net income due to cash flow hedge ineffectiveness.

Derivatives Not Designated as Hedging Instruments

We attempt to match the timing of when interest rates are committed on insurance products and other new investments. However, timing differences may occur and can expose us to fluctuating interest rates. To offset this risk, we use mortgage-backed forwards, over-the-counter options on mortgage-backed securities, U.S. Treasury futures contracts, options on Treasury futures, Treasury rate guarantees and interest rate floors to economically hedge anticipated transactions and to manage interest rate risk. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. Forward contracts are marked to market no less than quarterly.

Occasionally, we will sell a callable investment-type contract and may use interest rate swaptions or similar instruments to transform the callable liability into a fixed term liability. In addition, we may sell an investment-type contract with attributes tied to market indices, in which case we write an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. We have also entered into credit default swaps to exchange the credit default swap risk of one bond for that of another. We have also entered into currency forward agreements and swaps to reduce the exposure to future currency volatility in certain short-term foreign cash equivalents and available-for-sale securities.

We also have interest rate lock commitments that are done as part of our commercial mortgage loan securitization operation. Fair value is determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each commitment.

Although the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under SFAS 133. As such, periodic changes in the market value of these instruments flow directly into net income. In 2004, 2003 and 2002, gains (losses) of $(58.6) million, $68.5 million and $13.2 million, respectively, were recognized in income from market value changes of derivatives not receiving hedge accounting treatment.

We may purchase or issue financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or products. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value with changes in fair value reported in net income.

In 2002, we entered into an interest rate swap as part of a structuring process of an investment grade collateralized debt obligation ("CDO") issuance. Due to market conditions, the CDO was never issued. The pre-tax loss realized on the termination of the interest rate swap was $17.3 million.

10.  Closed Block

In connection with the 1998 mutual insurance holding company ("MIHC") formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from their general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A PDO is required to be established for earnings in the Closed Block that are not available to our stockholder. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income).

If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2004 and 2003, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected resulting in the recognition of a PDO of $118.5 million and $99.0 million as of December 31, 2004 and 2003, respectively.

Closed Block liabilities and assets designated to the Closed Block were as follows:

                                                                 December 31,
                                                       -------------------------
                                                       -------------------------
                                                        2004             2003
                                                       -------------------------
                                                                (in millions)
 Closed Block liabilities
 Future policy benefits and claims...................   $5,409.0        $5,401.7
 Other policyholder funds............................       28.8            30.7
 Policyholder dividends payable......................      364.3           371.3
 Policyholder dividend obligation....................      118.5            99.0
 Other liabilities...................................       42.6            42.9
                                                       -------------------------
                                                       -------------------------
   Total Closed Block liabilities....................    5,963.2         5,945.6

Assets designated to the Closed Block
Fixed maturities, available-for-sale.................    3,057.5         2,864.1
Equity securities, available-for-sale................       74.9            80.7
Mortgage loans.......................................      754.5           849.9
Real estate..........................................        1.7             1.9
Policy loans.........................................      751.2           757.8
Other investments....................................       19.9            26.8
                                                       -------------------------
                                                       -------------------------
   Total investments.................................    4,659.7         4,581.2

 Cash and cash equivalents (deficit).................        0.4            (6.0
 Accrued investment income...........................       72.9            74.1
 Deferred income tax asset...........................       78.9            70.1
 Premiums due and other receivables..................       22.8            28.1
 Other assets........................................       18.8            22.3
                                                       -------------------------
                                                       -------------------------
   Total assets designated to the Closed Block.......    4,853.5         4,769.8
                                                       -------------------------
                                                       -------------------------

 Excess of Closed Block liabilities over assets
   designated to the Closed Block....................    1,109.7         1,175.8

 Amounts included in other comprehensive income......       63.0            74.6
                                                       -------------------------
                                                       -------------------------

 Maximum future earnings to be recognized from Closed
   Block assets and liabilities......................   $1,172.7        $1,250.4
                                                       =========================

Closed Block revenues and expenses were as follows:

                                                            For the year ended December 31,
                                              -------------------------------------------------------------
                                              -------------------------------------------------------------
                                                    2004                 2003                 2002
                                              ------------------  -------------------  --------------------
                                                                     (in millions)
 Revenues
 Premiums and other considerations.........        $  648.7             $ 684.3              $ 710.0
 Net investment income.....................           301.6               306.6                309.9
 Net realized/unrealized capital losses....            (4.1)               (6.6)               (40.8)
                                              ------------------  -------------------  --------------------
                                              ------------------  -------------------  --------------------
   Total revenues..........................           946.2               984.3                979.1

 Expenses
 Benefits, claims and settlement
   expenses................................           515.1               557.4                583.3
 Dividends to policyholders................           289.1               298.6                305.2
 Operating expenses........................            11.6                 8.3                 12.3
                                              ------------------  -------------------  --------------------
                                              ------------------  -------------------  --------------------
    Total expenses.........................           815.8               864.3                900.8
                                              ------------------  -------------------  --------------------
                                              ------------------  -------------------  --------------------

 Closed Block revenue, net of Closed Block
   expenses, before income taxes...........           130.4               120.0                 78.3
 Income taxes..............................            42.6                39.5                 25.2
                                              ------------------  -------------------  --------------------
                                              ------------------  -------------------  --------------------
 Closed Block revenue, net of Closed Block             87.8                80.5                 53.1
   expenses and income taxes...............
 Funding adjustment charges................           (10.1)              (31.9)                (3.5)
                                              ------------------  -------------------  --------------------
                                              ------------------  -------------------  --------------------
 Closed Block revenue, net of Closed Block         $   77.7             $  48.6              $  49.6
   expenses, income tax and funding
   adjustment charges......................
                                              ==================  ===================  ====================

The change in maximum future earnings of the Closed Block was as follows:

                                                            For the year ended December 31,
                                              -------------------------------------------------------------
                                              -------------------------------------------------------------
                                                    2004                 2003                 2002
                                              ------------------  -------------------  --------------------
                                                                     (in millions)

 Beginning of year...........................        $1,250.4          $1,299.0                 $1,348.6
 End of year.................................         1,172.7           1,250.4                  1,299.0
                                              ------------------  -------------------  --------------------
                                              ------------------  -------------------  --------------------
 Change in maximum future earnings...........      $    (77.7)          $(48.6)                $   (49.6)
                                              ==================  ===================  ====================

We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

11.  Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 2004, 2003 and 2002 were as follows:

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2004               2003               2002
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)

Balance at beginning of year.....................       $1,519.6           $1,374.4           $1,322.3
Cost deferred during the year....................          457.8              337.4              314.8
Amortized to expense during the year.............         (207.7)            (144.0)            (141.1)
Effect of unrealized gains.......................           31.5              (48.2)            (121.6)
Other (1)........................................          (30.3)               -                  -
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Balance at end of year...........................       $1,770.9           $1,519.6           $1,374.4
                                                   ================== ================== ==================

(1) Due to the January 1, 2004 adoption of SOP 03-1, we reclassified $30.3 million of sales inducements from DPAC to other assets.

12.  Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

                                                         December 31,
                                                  ------------------------------
                                                  ------------------------------
                                                    2004               2003
                                                  -------------- ---------------
                                                         (in millions)
 Liabilities for investment-type contracts:
   GICs                                            $12,803.3           $12,868.3
   Funding agreements.............................  11,266.3             9,336.2
   Other investment-type contracts................   1,528.3             1,563.4
                                                  -------------- ---------------
 Total liabilities for investment-type contracts..  25,597.9            23,767.9

 Liabilities for individual annuities.............   4,547.2             3,486.2
 Universal life and other reserves................   2,029.7             1,636.5
                                                  -------------- ---------------
 Total contractholder funds....................... $32,174.8           $28,890.6
                                                  ============== ===============

Our GICs and funding agreements contain provisions limiting early surrenders, which typically include penalties for early surrenders and minimum notice requirements.

Funding agreements include those issued directly to nonqualified institutional investors, as well as to three separate programs where the funding agreements are issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We are authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2004 and 2003, $3,867.0 million and $3,618.7 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program.

In addition, we are authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated qualifying special purpose entity.

As of December 31, 2004 and 2003, $5,462.3 million and $5,613.4 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. We do not anticipate any new issuance activity under this program, given the March 2004 establishment of the SEC-registered program described in the next paragraph.

We are authorized to issue up to $4.0 billion of funding agreements under a program established in March, 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements are registered with the SEC. As of December 31, 2004, $1,831.5 million of liabilities are being held with respect to the issuance outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other two funding agreement-backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by Principal Financial Group, Inc.

Future Policy Benefits and Claims

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows:

                                      For the year ended December 31,
                               ------------------------------------------------
                               ------------------------------------------------
                                2004               2003               2002
                               ------------- ------------------ ---------------
                                               (in millions)

 Balance at beginning of year..$  705.8           $  699.3           $  714.8

 Incurred:
   Current year................ 1,634.2            1,572.3            1,588.3
   Prior years.................    19.9              (24.7)               0.6
                               ------------- ------------------ ---------------
                               ------------- ------------------ ---------------
 Total incurred................ 1,654.1            1,547.6            1,588.9

 Payments:
   Current year................ 1,381.6            1,304.6            1,333.2
   Prior years.................   247.6              236.5              271.2
                               ------------- ------------------ ---------------
                               ------------- ------------------ ---------------
 Total payments................ 1,629.2            1,541.1            1,604.4

 Balance at end of year:
   Current year................   252.6              267.7              255.1
   Prior years.................   478.1              438.1              444.2
                               ------------- ------------------ ---------------
                               ------------- ------------------ ---------------
 Total balance at end of year..$  730.7           $  705.8           $  699.3
                               ============= ================== ===============

The activity summary in the liability for unpaid accident and health claims shows an increase (decrease) of $19.9 million, $(24.7) million and $0.6 million for the years ended December 31, 2004, 2003 and 2002, respectively, relating to prior years. Such liability adjustments, which affected current operations during 2004, 2003 and 2002, respectively, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. In addition, in 2003 we established a premium deficiency reserve on our medical conversion business that was included in our incurred but not reported claim reserve in prior years. These trends have been considered in establishing the current year liability for unpaid accident and health claims. We also had claim adjustment expenses of $28.3 million, $27.7 million and $23.0 million, and related reinsurance recoverables of $3.6 million, $2.5 million and $2.0 million in 2004, 2003 and 2002, respectively, which are not included in the rollforward above.

13.  Debt

Short-Term Debt

The components of short-term debt as of December 31, 2004 and 2003, were as follows:

                                                December 31,
                                      ------------------------------------
                                      ------------------------------------
                                           2004               2003
                                      ----------------- ------------------
                                                (in millions)
Other recourse short-term debt........  $     0.3           $     -
Nonrecourse short-term debt...........      150.3               276.0
Revolving line of credit with parent..      547.0               201.1
                                      ----------------- ------------------
                                      ----------------- ------------------
Total short-term debt.................     $697.6              $477.1
                                      ================= ==================

As of December 31, 2004, we had credit facilities with various financial institutions in an aggregate amount of $1.0 billion. As of December 31, 2004 and 2003, we had $697.6 million and $477.1 million of outstanding borrowings related to our credit facilities, with $176.2 million and $316.1 million of assets pledged as support, respectively. Assets pledged consisted primarily of commercial mortgages and securities.

Our short-term debt consists of a payable to Principal Financial Services, Inc. of $547.0 million and $201.1 million as of December 31, 2004 and 2003, respectively. Interest paid on intercompany debt was $6.2 million and $1.5 million during 2004 and 2003, respectively.

The weighted-average interest rates on short-term borrowings as of December 31, 2004 and 2003, were 2.9% and 2.0%, respectively.

Long-Term Debt

The components of long-term debt as of December 31, 2004 and 2003, were as follows:

                                                   December 31,
                                          -----------------------------------
                                              2004               2003
                                          ---------------- ------------------
                                                   (in millions)

7.875% surplus notes payable, due 2024....$      -              $  199.0
8% surplus notes payable, due 2044........      99.2                99.2
Nonrecourse mortgages and notes payable...     213.2               211.9
Other mortgages and notes payable.........      35.4                71.4
                                          ---------------- ------------------
Total long-term debt......................  $  347.8              $ 581.5
                                          ================ ==================

The amounts included above are net of the discount and direct costs associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.


On March 10, 1994, we issued $300.0 million of surplus notes, including $200.0 million due March 1, 2024, at a 7.875% annual interest rate and the remaining $100.0 million due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that we have sufficient surplus earnings to make such payments. Interest of $10.6 million for the year ended December 31, 2004, and $23.8 million for each of the years ended December 31, 2003 and 2002, respectively, was approved by the Commissioner, and charged to expense.

After receiving approval from the Commissioner, the surplus notes due March 1, 2024, were optionally redeemed by us on March 1, 2004, in whole at a redemption price of approximately 103.6% of par. Total cash paid for the surplus note redemption on March 1, 2004, was $207.2 million.

Subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at our election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. We, including certain subsidiaries, had $125.0 million in credit facilities with various financial institutions, in addition to obtaining loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 2004, range from $0.4 million to $98.7 million per development with interest rates generally ranging from 6.0% to 8.6%. Outstanding principal balances as of December 31, 2003, range from $0.4 million to $99.9 million per development with interest rates generally ranging from 6.0% to 8.6%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $298.7 million and $322.1 million as of December 31, 2004 and 2003, respectively.

At December 31, 2004, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
2005                                                    $  36.5
2006                                                       32.0
2007                                                       98.1
2008                                                       76.0
2009                                                        0.4
Thereafter......................................          104.8
                                                 -------------------
                                                 -------------------
Total future maturities of the long-term debt...        $ 347.8
                                                 ===================

Cash paid for interest for 2004, 2003 and 2002, was $37.4 million, $45.6 million and $43.8 million, respectively. These amounts include interest paid on taxes during these years.

14.  Income Taxes

Our income tax expense (benefit) from continuing operations was as follows:

                                                                 For the year ended December 31,
                                                     --------------------------------------------------------
                                                     ---------------------------------------
                                                           2004               2003               2002
                                                     ------------------ ------------------ ------------------
                                                                          (in millions)
Current income taxes (benefits):
   U.S. federal.....................................     $   289.6          $   120.3          $   (85.6)
   State and foreign................................          33.4               38.4               48.0
   Net realized/unrealized capital gains (losses)...           3.5             (121.7)             (78.2)
                                                     ------------------ ------------------ ------------------
                                                     ------------------ ------------------ ------------------
Total current income taxes (benefits)...............         326.5               37.0             (115.8)
Deferred income taxes (benefits)....................        (100.2)             144.9               46.5
                                                     ------------------ ------------------ ------------------
                                                     ------------------ ------------------ ------------------
Total income taxes (benefits).......................     $   226.3          $   181.9          $   (69.3)
                                                     ================== ================== ==================

Our provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pre-tax income and our effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate from continuing operations is as follows:

                                                               For the year ended December 31,
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                         2004               2003               2002
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

 Statutory corporate tax rate....................          35%                35%                35%
 Dividends received deduction....................          (9)                (7)               (20)
 Interest exclusion from taxable income..........          (2)                (1)                (3)
 Federal tax settlement for prior years..........           -                 (3)               (31)
 Section 29 fuel tax credits...................            (2)                 -                  -
 Other...........................................           3                 (2)                 -
                                                   ------------------ ------------------ ------------------
 Effective tax rate..............................          25%                22%               (19)%
                                                   ================== ================== ==================

Significant components of our net deferred income taxes were as follows:

                                                                  December 31,
                                                         -----------------------------------
                                                         -----------------------------------
                                                             2004               2003
                                                         ---------------- ------------------
                                                                  (in millions)
Deferred income tax assets (liabilities):
   Insurance liabilities................................. $   390.9            $  426.7
   Other deferred tax assets.............................      88.9                86.0
                                                         ---------------- ------------------
                                                         ---------------- ------------------
     Total deferred tax assets...........................     479.8               512.7

   Deferred policy acquisition costs.....................    (555.2)             (494.4)
   Net unrealized gains on available-for-sale securities.    (702.3)             (654.5)
   Other deferred tax liabilities........................    (263.1)             (458.4)
                                                         ---------------- ------------------
                                                         ---------------- ------------------
     Total deferred tax liabilities......................     (1,520.6)           (1,607.3)
                                                         ---------------- ------------------
                                                         ---------------- ------------------

Total net deferred income tax liabilities................ $(1,040.8)           $(1,094.6)
                                                         ================ ==================

The Internal Revenue Service (the "Service") has completed examinations of the U.S. consolidated federal income tax returns for 2000 and prior years. The Service continues to review our 2001 tax return and has also started to examine returns for 2002 and 2003. The Service's completion of the examination for 1999
- 2000 resulted in a notice of deficiency that was issued on December 29, 2004. We paid the deficiency (approximately $444.0 million, including interest) in January 2005 and plan to file claims for refund relating to the disputed adjustments. The majority of the deficiency is attributable to the disallowance of carrybacks of capital losses, net operating losses and foreign tax credits arising in years after 2001; we expect the Service to allow the carrybacks upon completion of the audit of the returns for the years in which the losses and credits arose. The remainder of the deficiency is attributable to both contested issues and adjustments that we have accepted. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues. Consequently, we do not expect the ultimate resolution of issues in tax years 1999 - 2000 to have a material impact on our net income. Similarly, we believe that there are adequate defenses against, or sufficient provisions for, any challenges that might arise in tax years subsequent to 2000.

Net cash paid for income taxes in 2004 and 2003 were $626.9 million, of which $444.3 million was attributable to Principal Residential Mortgage, Inc. and $129.7 million, respectively. Net cash received for income taxes 2002 was $306.8 million, primarily due to refunds for the 2001 capital losses and the favorable settlement of an Internal Revenue Service audit issue.

15.  Employee and Agent Benefits

We have defined benefit pension plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, Principal Financial Group, Inc.("affiliated companies"). Actuarial information regarding the status of the pension plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies. The reimbursement is not reflected in our employee and agent benefits disclosures. Some of the defined benefit pension plans provide supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account will be credited with an amount based on the employee's salary, age and service. These credits will accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act ("ERISA"), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the non-qualified benefit plan is to fund the plan in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made. While we fund this plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as assets under SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), however, they are included in our consolidated statements of financial position.

We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, will have access to retiree health benefits but will need to pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually; the contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

Covered employees are first eligible for the medical and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made.

We use a measurement date of October 1 for the pension and other postretirement benefit plans.

Obligations and Funded Status

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows:

                                                    Pension benefits         Other postretirement benefits
                                              ------------------------------ ------------------------------
                                              ------------------------------ ------------------------------
                                                      December 31,                   December 31,
                                              ------------------------------ ------------------------------
                                              ------------------------------ ------------------------------
                                                  2004            2003           2004            2003
                                              ------------------------------ ------------------------------
                                                                     (in millions)
Change in benefit obligation
Benefit obligation at beginning of year.....    $(1,191.4)      $(1,046.4)      $ (253.3)      $ (280.2)
Service cost................................        (49.6)          (49.0)          (8.7)         (12.3)
Interest cost...............................        (73.8)          (66.9)         (15.4)         (17.9)
Actuarial gain (loss).......................        (62.6)          (65.5)         (22.3)          55.0
Participant contributions...................          -               -             (2.9)          (2.5)
Benefits paid...............................         42.2            38.1           10.9            9.7
Curtailment gain............................         25.1             -              3.9            -
Special termination benefits................         (1.8)            -              -              -
Other.......................................         (0.2)           (1.7)           -             (5.1)
                                              --------------  -------------- -------------- ---------------
                                              --------------  -------------- -------------- ---------------
Benefit obligation at end of year...........    $(1,312.1)      $(1,191.4)      $ (287.8)      $ (253.3)
                                              ==============  ============== ============== ===============

Change in plan assets
Fair value of plan assets at beginning
   of year..................................    $ 1,033.5         $ 893.3       $  378.8       $  354.0
Actual return on plan assets................        124.8           140.5           36.3           31.5
Employer contribution.......................         40.3            37.8            1.4            0.5
Participant contributions...................          -               -              2.9            2.5
Benefits paid...............................        (42.2)          (38.1)         (10.9)          (9.7)
                                              --------------  -------------- -------------- ---------------
                                              --------------  -------------- -------------- ---------------
Fair value of plan assets at end of year....    $ 1,156.4       $ 1,033.5       $  408.5       $  378.8
                                              ==============  ============== ============== ===============

Funded (underfunded) status.................     $  (155.7)      $ (157.9)      $  120.7       $  125.5
Unrecognized net actuarial loss.............        165.9           165.6           20.2            7.3
Unrecognized prior service cost (benefit)...          4.0             6.0          (19.9)         (24.4)
Unamortized transition asset................          -              (0.1)           -              -
                                              --------------  -------------- -------------- ---------------
                                              --------------  -------------- -------------- ---------------
Net prepaid benefit asset...................     $   14.2       $    13.6       $  121.0       $  108.4
                                              ==============  ============== ============== ===============

Amounts recognized in statement of financial
   position consist of
Prepaid benefit cost........................    $   185.7       $   166.7       $  121.3       $  109.0
Accrued benefit liability including
   minimum liability........................       (179.6)         (157.0)          (0.3)          (0.6)

Accumulated other comprehensive income......          8.1             3.9            -              -
                                              --------------  -------------- -------------- ---------------
Net amount recognized.......................    $    14.2       $    13.6       $  121.0       $  108.4
                                              ==============  ============== ============== ===============

Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote, as they do not qualify as assets under SFAS 87. Benefits paid from the pension plans include both qualified and nonqualified plan benefits.

The Principal Residential Mortgage, Inc. divestiture resulted in a curtailment under SFAS No. 88, "Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits", for the plans that provided benefits to the Principal Residential Mortgage, Inc. participants. A mid-year remeasurement to reflect the curtailment occurred as of the date of sale, July 1, 2004. Curtailment gains of $25.1 million and $3.9 million occurred under the pension and other postretirement benefit plans, respectively. This did not affect the pension plans or other postretirement benefit plans covering agents and managers. In addition, this did not affect the long-term care plan because these plans consist of only retired participants.

Due to the Principal Residential Mortgage, Inc. divestiture, we provided for contractual termination benefits in connection with termination of employment for a select group of Principal Residential Mortgage, Inc. management employees. The pension plan recognized $1.8 million in special termination benefits liability.

The pension plans' gains and losses are amortized using a straight-line amortization method over the average remaining service period of employees. For the qualified pension plan, there is no corridor recognized in determining the amount to amortize; for the nonqualified pension plans, the corridor allowed under SFAS 87 is used.

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Medicare Modernization Act") was signed into law. The Medicare Modernization Act introduced a prescription drug benefit under Medicare ("Medicare Part D") as well as a federal subsidy to sponsors of retiree medical benefit plans. The prescription drug benefits offered by the sponsor must be at least actuarially equivalent to benefits offered under Medicare Part D to qualify for the subsidy. This subsidy is effective in 2006 and would only apply to benefits paid for qualifying retirees who have not enrolled in Medicare Part D.

On July 26, 2004, the Centers of Medicare and Medicaid Services ("CMS") issued proposed regulations that provided guidance on the definition of actuarially equivalent retiree prescription drug coverage. These regulations aided in our third quarter, 2004, determination that the majority of our retiree prescription drug benefit coverage is actuarially equivalent to Medicare's Part D prescription drug plan and thus makes us eligible for the tax-free subsidy beginning in 2006. Accordingly, we conducted a mid-year remeasurement during third quarter 2004 of our retiree medical plans to reflect the recognition of the Medicare Modernization Act in accordance with FASB Staff Position FAS 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003". This caused an actuarial gain of approximately $22.5 million for the medical plans. In addition, it also caused the net periodic benefit cost for 2004 to change for the fourth quarter. The 2004 service cost decreased by approximately $0.2 million, interest cost decreased approximately $0.4 million and the actuarial loss amortization decreased by $0.1 million.

Effective for 2004, we moved to a 100% self insured medical plan for both the active and retiree participants. A co-pay structure that varies by benefit type and a coinsurance provision were added to the plans. Due to the changes, the premium structures and associated participant contribution rates changed.

These changes were reflected in 2003 and increased the accumulated postretirement benefit obligation by $5.1 million.

Also effective January 1, 2004, a $1.0 million cap on active and retiree employer-provided life insurance was implemented. This cap only affected a small group of previously grandfathered employees. For those currently over the $1.0 million amount, their cap will be set equal to their coverage level as of January 1, 2004. This change was reflected in 2003 and resulted in a decrease in the accumulated postretirement benefit obligation by $0.1 million.

There was an aggregate actuarial liability loss of $22.3 million during 2004 for the other postretirement benefit plans. Of this, $44.8 million was due to an actuarial liability loss experience primarily due to the 25 basis point drop in the discount rate and an increase in the health care cost trend rate. However, this loss was partially offset by the $22.5 million in actuarial liability gain due to the recognition of the Medicare Modernization Act.

An actuarial liability gain of $55.0 million occurred during 2003 for the other postretirement benefit plans. This was due to the demographic experience of the active employees (higher turnover rates than expected), a change in demographic assumptions including an increase in the turnover rates, which more appropriately reflects past experience and our expectations for the future and only a slight increase in our claim cost per capita assumptions from the previous year. Claim costs are developed by looking at the plan's actual experience. Slightly offsetting these gains was a loss created by a lower discount rate assumption.

The accumulated benefit obligation for all defined benefit pension plans was $1,098.6 million and $976.8 million at December 31, 2004, and 2003, respectively.

Information for pension plans with an accumulated benefit obligation in excess of plan assets:

The obligations below relate only to the nonqualified pension plan liabilities. The nonqualified plans have assets that are housed in trusts that fail to meet the requirements to be included in plan assets under SFAS 87, however, these assets are included in our consolidated statements of financial position.

                                                December 31,
                                  ---------------------------------------------
                                  ---------------- ------ ---------------------
                                     2004                         2003
                                  ----------------        ---------------------
                                               (in millions)
Projected benefit obligation......     $  233.3                  $  224.0
Accumulated benefit obligation....        179.6                     157.0

Information for other postretirement benefit plans with an accumulated postretirement benefit obligation in excess of plan assets:

                                                 December 31,
                                     -----------------------------------------
                                     ---------------- ------ -----------------
                                      2004                           2003
                                     ----------------        -----------------
                                                (in millions)
Accumulated postretirement benefit
   obligation........................  $  92.7                        $ 88.3
Fair value of plan assets............     90.3                          84.6

Components of net periodic benefit cost (in millions):

                                                        Pension benefits                 Other postretirement benefits
                                            -------------------------------------------------------------------------------
                                            -------------------------------------------------------------------------------
                                                 For the year ended December 31,        For the year ended December 31,
                                            -------------------------------------------------------------------------------
                                2004          2003          2002          2004       2003         2002
                             ----------------------------------------- ------------------------------------

 Service cost...............    $  49.6     $  49.0         $ 36.5       $  8.7     $ 12.3      $  9.4
 Interest cost..............       73.8        66.9           63.0         15.4       17.9        17.8
 Expected return on plan
   assets...................      (87.4)      (74.8)         (84.6)       (27.6)     (25.8)      (32.8)
 Amortization of prior
   service cost
   (benefit)................        1.8         1.7            1.7         (2.8)      (3.2)       (2.7)
 Amortization of transition
   asset....................       (0.1)       (0.5)          (2.2)         -          -           -
 Recognized net actuarial
   (gain) loss..............       14.1        17.9           (7.9)         0.5        2.7         0.2
 Special termination and
   benefits.....................                  1.8         -              -            -          -           -
 Curtailment gain.............            (13.8)        -              -           (5.4)       -           -
                             ----------------------------------------- ------------------------------------
                             ----------------------------------------- ------------------------------------
 Net periodic benefit cost      $  39.8     $  60.2         $  6.5       $(11.2)    $  3.9      $ (8.1)
   (income).................
                             ========================================= ====================================

Additional information:

                                                                        Other postretirement
                                         Pension benefits                     benefits
                                     -------------------------    ----------------------------------
                         For the year ended December 31,
                                     ---------------------------------------------------------------
                                     ----------    ----------- -- ---------------    ---------------
                                       2004           2003             2004               2003
                                     ----------    -----------    ---------------    ---------------
                                  (in millions)
Increase in minimum liability
   included in other
   comprehensive income...........       $ 4.3        $  3.9           N/A                N/A

Assumptions:

Weighted-average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

                                                               Other postretirement
                                   Pension benefits                 benefits
                                -------------------------    ------------------------
                                                   December 31,
                                -----------------------------------------------------
                                ---------- -------------- -- ------------ -----------
                                 2004          2003             2004         2003
                                ---------- --------------    ------------ -----------
                                ---------- --------------    ------------ -----------

Discount rate................... 6.00%         6.25%            6.00%       6.25%
Rate of compensation increase... 5.00%         5.00%            5.00%       5.00%

Weighted-average assumptions used to determine net periodic benefit cost

                                     Pension benefits                        Other postretirement benefits
                          ----------------------------------------     ------------------------------------------
                         For the year ended December 31,
                          ---------------------------------------------------------------------------------------
                                2004           2003       2002               2004           2003         2002
                          ----------------- ----------- ----------     ----------------- ------------ -----------
                          ----------------- ----------- ----------     ----------------- ------------ -----------

Discount rate..........     6.25%/6.50%*      6.50%       7.50%          6.25%/6.50%*       6.50%       7.50%
Expected long-term
   return on plan
   assets..............        8.50%          8.50%       9.00%             7.31%           7.36%       9.11%
Rate of compensation
   increase............
                               5.00%          5.00%       5.00%             5.00%           5.00%       5.00%

* The first three quarters of 2004 expense for the home office pension and other postretirement benefit plans and retiree medical plans were based on a 6.25% discount rate. The last quarter of 2004 was based on a 6.50% discount rate due to the third quarter 2004 remeasurement for the Principal Residential Mortgage, Inc. divestiture and Medicare Modernization Act. A remeasurement did not occur on the agents and managers pension and other non-medical postretirement benefit plans.

For other postretirement benefits, the 7.31% rate for 2004 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 7.25%, 7.75% and 7.75%, respectively.

The expected return on plan assets is the long-term rate we expect to be earned based on the plans' investment strategy. Historical returns of multiple asset classes were analyzed to develop a risk free rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-term inflation component, the risk free real rate of return and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plans.

Assumed health care cost trend rates
                                                               For the year ended December 31,
                                                          -------------------------------------------
                                                          ------------------- --- -------------------
                                                                 2004                    2003
                                                          -------------------     -------------------
                                                          -------------------     -------------------
Health care cost trend rate assumed for next year
   under age 65.......................................          14.45%                  12.50%
Health care cost trend rate assumed for next year age
   65 and over........................................          12.75%                  12.50%
Rate to which the cost trend rate is assumed to
   decline (the ultimate trend rate) .................           5.0%                    5.0%
Year that the rate reaches the ultimate trend rate....           2016                    2010

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                         1-percentage-point  1-percentage-point
                                                              increase            decrease
                                                         ------------------- -------------------
                                                                     (in millions)

Effect on total of service and interest cost components.      $   5.1            $   (3.2)
Effect on accumulated postretirement benefit obligation.         45.9               (37.5)

Pension Plan Assets

The pension plan's weighted-average asset allocations by asset category as of the two most recent measurement dates are as follows:

                                                  October 1,
                                    ---------------------------------------
                                    ---------------------------------------
                                           2004                2003
                                    ------------------- -------------------
                                    -------------------
Asset category
Domestic equity securities........          57%                 58%
International equity securities...          10                  10
Domestic debt securities..........          25                  27
Real estate.......................           8                   5
                                    ------------------- -------------------
                                    ------------------- -------------------
   Total                                   100%                100%
                                    =================== ===================

Our investment strategy is to achieve the following:
o Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.
o Ensure that sufficient cash is on hand to meet the emerging benefit liabilities for the plan.
o Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

In administering the qualified pension plan's asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

The overall target asset allocation for the qualified plan assets is:

Asset category                             Target allocation
                                       --------------------------
                                       --------------------------
Domestic equity securities............           40-60%
International equity securities.......            5-15%
Domestic debt securities..............           20-30%
International debt securities.........            0-7%
Real estate...........................            3-10%
Other.................................            0-7%

For 2004 and 2003, respectively, the plan assets include $26.6 million and $66.8 million in Principal Financial Group, Inc. stock held under a separate account under an annuity contract. These assets were received in the qualified defined benefit plan as a result of the demutualization. We have a plan in place to liquidate these holdings, which we are planning to complete in 2005.

Other Postretirement Benefit Plans' Assets

The other postretirement benefit plans' weighted-average asset allocations by asset category as of the two most recent measurement dates are as follows:

                                            October 1,
                              ---------------------------------------
                              ---------------------------------------
                                     2004                2003
                              ------------------- -------------------
                              -------------------
Asset category
Equity securities............         50%                 47%
Debt securities..............         50                  53
                              ------------------- -------------------
   Total.....................        100%                100%
                              =================== ===================

The weighted average target asset allocation for the other postretirement benefit plans is:

Asset category                          Target allocation
                                     -------------------------
                                     -------------------------
Equity securities..................            50-70%
Debt securities....................            30-50%

The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan.

Contributions

We expect to contribute roughly $1.5 million to our other postretirement benefit plans in 2005. Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We don't anticipate that we will be required to fund a minimum annual contribution under ERISA for the qualified pension plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2005 in the range of $10-$50 million. This includes funding for both our qualified and nonqualified plans.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, expected to be paid and the amount of tax-free subsidy receipts expected to be received are:

                                           Other postretirement benefits
                                            (gross benefit payments,
                               Pension            including                     Amount of Medicare Part D
                              benefits      prescription drug benefits)           subsidy receipts
                             -----------------------------------------------------------------------------
                             -----------------------------------------------------------------------------
                                                        (in millions)
 Year ending December 31:
 2005                           $40.7                  $16.8                            $ -
 2006                            42.8                   18.5                             0.9
 2007                            45.6                   20.7                             0.9
 2008                            49.5                   23.0                             1.0
 2009                            54.1                   25.8                             1.2
  2010-2014.................    341.1                  175.2                             8.4

The above table reflects the total benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan.

The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2004.

The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and non-qualified plans.


                                                    For the year ended December 31,
                              ---------------------------------------------------------------------------------
                              ---------------------------------------------------------------------------------
                                               2004                                     2003
                              --------------------------------------- -----------------------------------------
                              ---------------------------------------
                               Qualified   Nonqualified    Total       Qualified  Nonqualified      Total
                                  plan        plans                      plan         plans
                              --------------------------------------- -----------------------------------------
                                                             (in millions)

Benefit obligation, end of
   the year.................  $(1,078.8)     $ (233.3)    $(1,312.1)     $ (967.4)  $ (224.0)     $(1,191.4)
Fair value of plan assets,
   end of the year..........      1,156.4         -         1,156.4      1,033.5         -          1,033.5
                              --------------------------------------- -----------------------------------------
                              --------------------------------------- -----------------------------------------
Funded (underfunded) status..        77.6      (233.3)       (155.7)        66.1      (224.0)        (157.9)
Unrecognized net actuarial
   loss......................        97.6        68.3         165.9         85.5        80.1          165.6
Unrecognized prior service
   cost (benefit) ...........        10.5        (6.5)          4.0         15.3        (9.3)           6.0
Unrecognized transition                                                                  0.1
   (asset) liability.........         -           -             -            (0.2)                     (0.1)
                              --------------------------------------- -----------------------------------------
                              --------------------------------------- -----------------------------------------
Net amount recognized........   $   185.7                 $    14.2      $ 166.7                  $    13.6
                                             $ (171.5)                              $ (153.1)
                              ======================================= =========================================
                              ======================================= =========================================

Amounts recognized in
   statement of financial
   position
Prepaid benefit cost.........   $   185.7    $    -       $   185.7      $ 166.7    $    -        $   166.7
Accrued benefit liability,
   including minimum
   liability.................         -        (179.6)       (179.6)         -        (157.0)        (157.0)
Accumulated other
   comprehensive income......         -           8.1           8.1          -           3.9            3.9
                              --------------------------------------- -----------------------------------------
Net amount recognized........   $   185.7    $ (171.5)    $    14.2      $ 166.7    $ (153.1)     $    13.6
                              ======================================= =========================================
                              ======================================= =========================================

 Components of net periodic
   benefit cost
 Service cost................   $    40.4    $    9.2     $    49.6      $  41.5    $    7.5      $    49.0
 Interest cost...............        59.9        13.9          73.8         55.4        11.5           66.9
 Expected return on plan
   assets....................       (87.4)        -           (87.4)       (74.8)        -            (74.8)
 Amortization of prior
   service cost (benefit) ..          3.7        (1.9)          1.8          3.7        (2.0)           1.7
 Amortization of transition                                                              1.1
   (asset) obligation........        (0.2)        0.1          (0.1)         (1.6)                     (0.5)
 Recognized net actuarial
   loss......................         7.8         6.3          14.1         14.3         3.6           17.9
 Special termination
      benefits................        -           1.8           1.8          -           -              -
 Curtailment gain..............     (13.2)       (0.6)        (13.8)         -           -              -
                              --------------------------------------- -----------------------------------------
                              --------------------------------------- -----------------------------------------
 Net periodic benefit cost ..   $    11.0    $   28.8     $    39.8      $  38.5    $   21.7      $    60.2
                              ======================================= =========================================

In addition, we have defined contribution plans that are generally available to all employees and agents who are 21 or older. Eligible participants could not contribute more than $13,000 of their compensation to the plans in 2004. We match the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including our common stock. Effective September 1, 2002, the employer stock fund was converted to an employee stock ownership plan. We contributed $18.6 million, $18.5 million and $20.2 million in 2004, 2003, and 2002 respectively, to our qualified defined contribution plans.

We also have a nonqualified defined contribution plan available to select employees and agents who are age 21 and over which allows them to contribute amounts in excess of limits imposed by federal tax law. We match the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. We contributed $4.5 million, $3.7 million and $3.5 million in 2004, 2003, and 2002, respectively, to our nonqualified defined contribution plans.

As a result of the demutualization, the defined contribution plans received $19.7 million in compensation, which was allocated to participant accounts.

16.  Contingencies, Guarantees and Indemnifications

Litigation

We are regularly involved in litigation, both as a defendant and as a plaintiff but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, life, health and disability insurance. Some of the lawsuits are class actions, or purport to be, and some include claims for punitive damages. In addition, regulatory bodies, such as state insurance departments, the SEC, the National Association of Securities Dealers, Inc., the Department of Labor and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers.

Several lawsuits have been filed against other insurance companies and insurance brokers alleging improper conduct relating to the payment and non-disclosure of contingent compensation and bid-rigging activity. Several of these suits were filed as purported class actions. Several state attorneys general and insurance regulators have initiated industry-wide inquiries or other actions relating to compensation arrangements between insurance brokers and insurance companies. We received a subpoena on March 3, 2005 from the Office of the Attorney General of the State of New York seeking information on compensation agreements associated with the sale of retirement products. We will cooperate fully with the inquiry. We have and will continue to cooperate with regulators regarding any inquiries about our business practices.

On December 23, 2004, a lawsuit was filed in Iowa state court against us, Principal Financial Group, Inc. and Principal Financial Services, Inc., on behalf of a proposed class comprised of the settlement class in the sales practices class action settlement, which was approved in April 2001 by the United States District Court for the Southern District of Iowa. This new lawsuit claims that the treatment of the settlement costs of that sales practices litigation in relation to the allocation of demutualization consideration to our policyholders was inappropriate. Demutualization allocation was done pursuant to the terms of a plan of demutualization approved by the policyholders in July 2001 and Insurance Commissioner of the State of Iowa in August 2001. The lawsuit further claims that such allocation was not accurately described to policyholders during the demutualization process and is a breach of the sales practices settlement. On January 27, 2005, we filed a notice to remove the action from the state court to the United States District Court for the Southern District of Iowa. We intend to vigorously defend this matter.

While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on our business, financial position or net income. The outcome of litigation is always uncertain, and unforeseen results can occur. It is possible that such outcomes could materially affect net income in a particular quarter or annual period.

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary, joint ventures and industrial revenue bonds. These agreements generally expire from 2004 through 2019. The maximum exposure under these agreements as of December 31, 2004, was approximately $160.0 million; however, we believe the likelihood is remote that material payments will be required and therefore have not accrued for a liability on our consolidated statements of financial position. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us, minimizing the impact to net income. The fair value of such guarantees issued after January 1, 2003, was determined to be insignificant.

We are also subject to various indemnification obligations issued in conjunction with certain transactions, primarily the sale of Principal Residential Mortgage, Inc., and other divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe the likelihood is remote that material payments would be required under such indemnifications and therefore such indemnifications would not result in a material adverse effect on our business, financial position or net income. The fair value of such indemnifications issued after January 1, 2003, was determined to be insignificant.

Securities Posted as Collateral

We posted $364.9 million in securities under collateral agreements at December 31, 2004, to satisfy collateral requirements primarily associated with our derivatives credit support agreements and a reinsurance arrangement with our U.S. Asset Management and Accumulation segment.

17.  Stockholder's Equity

Treasury Stock

As a result of Principal Mutual Holding Company's demutualization, our ultimate parent, Principal Financial Group, Inc., issued 363.7 thousand shares of its common stock with a value of $6.7 million to rabbi trusts held by us for certain employee benefit plans. These shares were reported as treasury stock and additional paid-in capital in the consolidated statements of stockholder's equity at December 31, 2001. In February 2002, these shares were sold, which generated proceeds of $8.0 million, with a cost of $6.7 million.

Other Comprehensive Income (Loss)

Comprehensive income (loss) includes all changes in stockholder's equity during a period except those resulting from investments by stockholders and distributions to stockholders.

The components of accumulated other comprehensive income were as follows:

                                                      Net
                                 Net unrealized   unrealized
                                 gains (losses)      gains        Foreign
                                on available-     (losses) on     currency      Minimum    Accumulated other
                                     for-sale     derivative    translation     pension      comprehensive
                                   securities     instruments    adjustment    liability         income
                                ------------------------------------------------------------------------------
                                                                  (in millions)

Balances at January 1, 2002...         $435.7        $ (58.2)        $(9.1)       $    -          $  368.4
Net change in unrealized
   gains (losses) on fixed
   maturities,                                           -
   available-for-sale.........          806.3                          -             -               806.3
Net change in unrealized
   gains (losses) on equity
   securities,
   available-for-sale.........           63.4            -             -             -                63.4
Net change in unrealized
   gains (losses) on equity
   method subsidiaries and
   minority interest                                     -
   adjustments................           (2.5)                         -             -                (2.5)
Adjustments for assumed
   changes in amortization
   pattern:
   Deferred policy
     acquisition costs.....            (121.6)           -             -             -              (121.6)
   Unearned revenue reserves..            6.4            -             -             -                 6.4
Net change in unrealized
   gains (losses) on
   derivative instruments..               -            (77.6)          -             -               (77.6)
Net change in unrealized
   gains(losses) on policyholder
   dividend obligation........          (33.6)           -             -             -               (33.6)
Provision for deferred income
   tax benefit (expense)......         (253.3)          27.2           -             -              (226.1)
Change in net foreign
   currency translation
   adjustment.................            -              -             2.0           -                 2.0
                                -----------------------------------------------------------------------------
Balances at December 31, 2002.
                                       $900.8        $(108.6)        $(7.1)      $   -            $  785.1

                                                      Net
                                 Net unrealized   unrealized
                                 gains (losses)      gains        Foreign
                                on available-     (losses) on     currency      Minimum    Accumulated other
                                     for-sale     derivative    translation     pension      comprehensive
                                   securities     instruments    adjustment    liability         income
                                ------------------------------------------------------------------------------
                                                                (in millions)

Balances at January 1, 2003...       $  900.8       $ (108.6)         $(7.1)       $  -            $   785.1
Net change in unrealized
   gains (losses) on fixed
   maturities,                                           -
   available-for-sale.........          677.7                           -             -                677.7
Net change in unrealized
   gains (losses) on equity
   securities,
   available-for-sale.........           12.9            -              -             -                 12.9
Net change in unrealized
   gains (losses) on equity
   method subsidiaries and
   minority interest
   adjustments................           (8.4)           -              -             -                 (8.4)
Adjustments for assumed
   changes in amortization
   pattern:
   Deferred policy
     acquisition costs.....             (48.2)           -              -             -                (48.2)
   Unearned revenue reserves..            1.6            -              -             -                  1.6
Net change in unrealized
   gains (losses) on
   derivative instruments..               -             76.3            -             -                 76.3
Net change in unrealized
   gains (losses) on
   policyholder dividend                                 -
   obligation.................          (65.3)                          -             -                (65.3)
Provision for deferred income
   tax benefit (expense)......         (195.1)         (26.3)           -             1.4             (220.0)
Change in net foreign
   currency translation
   adjustment.................            -              -             (0.1)          -                 (0.1)
Change in minimum pension
   liability adjustment.......            -              -              -            (3.9)              (3.9)
Cumulative effect of
   accounting change, net of
   related income taxes.......            9.1            -              -             -                  9.1
                                ------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------
Balances at December 31, 2003.       $1,285.1                         $(7.2)                       $ 1,216.8
                                                    $  (58.6)                      $ (2.5)

                                                      Net
                                 Net unrealized   unrealized
                                 gains (losses)      gains        Foreign
                                on available-     (losses) on     currency      Minimum    Accumulated other
                                     for-sale     derivative    translation     pension      comprehensive
                                   securities     instruments    adjustment    liability         income
                                ------------------------------------------------------------------------------
                                                                (in millions)

Balances at January 1, 2004...      $ 1,285.1       $  (58.6)      $   (7.2)      $  (2.5)        $  1,216.8
Net change in unrealized
   gains (losses) on fixed
   maturities,
   available-for-sale.........           67.6            -               -           -                  67.6
Net change in unrealized
   gains (losses) on equity
   securities,
   available-for-sale.........            0.2            -               -           -                   0.2
Net change in unrealized
   gains (losses) on equity
   method subsidiaries and
   minority interest                                     -
   adjustments................          (28.2)                           -           -                 (28.2)
Adjustments for assumed
   changes in amortization
   pattern:
   Deferred policy
     acquisition costs.....              31.5            -               -           -                  31.5
   Sales inducements..........            0.5            -               -           -                   0.5
   Unearned revenue reserves..           (3.8)           -               -           -                  (3.8)
Net change in unrealized
   gains (losses) on
   derivative instruments..               -             88.9             -           -                  88.9
Net change in unrealized
   gains (losses) on
   policyholder dividend                                 -
   obligation.................          (19.5)                           -           -                 (19.5)
Provision for deferred income
   tax benefit (expense)......          (16.7)         (31.1)            -           1.5               (46.3)
Change in net foreign
   currency translation
   adjustment.................            -              -              (0.6)        -                  (0.6)
Change in minimum pension
   liability..................            -              -               -          (4.3)               (4.3)
                                ------------------------------------------------------------------------------
Balances at December 31, 2004.
                                    $ 1,316.7        $  (0.8)      $    (7.8)     $ (5.3)         $  1,302.8
                                ==============================================================================

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years:

                                                                    For the year ended December 31,
                                                             ----------------------------------------------
                                                             ----------------------------------------------
                                                                  2004           2003            2002
                                                             --------------- -------------- ---------------
                                                                             (in millions)
 Unrealized gains on available-for-sale securities
   arising during the year..........................              $113.5          $560.6         $674.2
 Adjustment for realized losses on available-for-sale
   securities included in net income..................             (24.1)         (126.3)        (259.5)
                                                             --------------- -------------- ---------------
                                                             --------------- -------------- ---------------
 Unrealized gains on available-for-sale securities, as             $89.4          $434.3
   adjusted............................................                                          $414.7
                                                             =============== ============== ===============

The above table is presented net of income tax, PDO and related changes in the amortization patterns of DPAC, sales inducements and unearned revenue reserves.

Dividend Limitations

Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2004 statutory results, we could pay approximately $591.1 million in stockholder dividends in 2005 without exceeding the statutory limitation.

18.  Fair Value of Financial Instruments

The following discussion describes the methods and assumptions we utilize in estimating our fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

We define fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by us from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan.

The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

The fair values of our reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed. We do consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of our financial instruments were as follows:

                                                                  December 31,
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
                                                     2004                               2003
                                       ---------------------------------- ---------------------------------
                                       ---------------- ----------------- ---------------- ----------------
                                       Carrying amount     Fair value     Carrying amount    Fair value
                                       ---------------- ----------------- ---------------- ----------------
                                                                  (in millions)
Assets (liabilities)
Fixed maturities, available-for-
   sale .............................     $39,111.1        $39,111.1         $35,964.0        $35,964.0
Fixed maturities, trading ...........          93.0             93.0             102.9            102.9
Equity securities, available-for-
   sale .............................         723.8            723.8             655.9            655.9
Mortgage loans.......................      11,328.7         12,385.4          10,918.6         12,085.9
Policy loans.........................         814.5            814.5             804.1            804.1
Other investments....................       1,259.1          1,259.1           1,164.1          1,164.1
Cash and cash equivalents............         385.3            385.3             901.0            901.0
Investment-type insurance
   contracts.........................     (30,145.1)       (30,170.9)        (27,254.1)       (28,299.8)
Short-term debt......................        (697.6)          (697.6)           (477.1)          (477.1)
Long-term debt.......................        (347.8)          (368.9)           (581.5)          (613.5)

19.  Statutory Insurance Financial Information

We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the "State of Iowa"). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices.

In 2003 and 2002, we received written approval from the State of Iowa to recognize as admitted assets those assets pledged by us on behalf of a wholly owned subsidiary instead of nonadmitting such assets. At December 31, 2003, the statutory surplus was $707.0 million greater than it would have been if NAIC Statutory Accounting Principles had been followed for this transaction. This permitted practice has no effect on our net income for the years then ended. As of December 31, 2004, there were no pledged assets on behalf of a wholly owned subsidiary.

Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, we meet the minimum RBC requirements.

Statutory net income and statutory surplus were as follows:

                           As of or for the year ended December 31,
                       ----------------------------------------------------
                       ----------------------------------------------------
                          2004               2003              2002
                       --------------- ----------------- ------------------
                                        (in millions)

Statutory net income... $   512.7          $   577.1         $   402.1
Statutory surplus......   3,044.3            3,859.4           3,336.7

20.  Segment Information

We provide financial products and services through the U.S. Asset Management and Accumulation and Life and Health Insurance segments. In addition, there is a Mortgage Banking (discontinued operations) and Corporate and Other segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

The U.S. Asset Management and Accumulation segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals and provides asset management services to our asset accumulation business, the life and health insurance operations, the Corporate and Other segment and third-party clients.

The Life and Health insurance segment provides individual life insurance, group health insurance and specialty benefits, which consists of group dental and vision insurance, individual and group disability insurance and group life insurance, throughout the U.S.

On July 1, 2004, we closed the sale of Principal Residential Mortgage, Inc. to CitiMortgage, Inc. The results of operations (excluding corporate overhead) for our Mortgage Banking segment, which includes Principal Residential Mortgage, Inc., are reported as other after-tax adjustments for all periods presented.

See Note 4 for further explanation.

The Corporate and Other segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate and Other segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, intersegment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

Management uses segment operating earnings for goal setting, determining employee compensation and evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized/unrealized capital gains and losses, as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized/unrealized capital gains and losses, as adjusted, are net of income taxes, related changes in the amortization pattern of DPAC and sales inducements, recognition of front-end fee revenues for sales charges on pension products and services, net realized capital gains and losses distributed, minority interest capital gains and losses and certain market value adjustments to fee revenues. Segment operating revenues exclude net realized/unrealized capital gains and their impact on recognition of front-end fee revenues and certain market value adjustments to fee revenues. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.

The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of capital allocation and income tax allocation. The Corporate and Other segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate and Other segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

The following tables summarize selected financial information on a continuing basis by segment and reconcile segment totals to those reported in the consolidated financial statements:

                                                     December 31,
                                        ----------------------------------------
                                        ------------------- - ------------------
                                              2004                    2003
                                        -------------------   ------------------
                                                     (in millions)
Assets:
U.S. Asset Management and Accumulation .  $   94,317.0             $   83,832.2
Life and Health Insurance...............      13,141.3                 12,158.4
Mortgage Banking........................           -                    5,558.8
Corporate and Other ....................       2,420.9                  2,203.3
                                        -------------------   ------------------
                                        -------------------   ------------------
  Total consolidated assets.............  $  109,879.2             $  103,752.7
                                        ===================   ==================

                                                             For the year ended December 31,
                                              --------------------------------------------------------------
                                              ------------------- - -------------------   ------------------
                                                     2004                  2003                 2002
                                              -------------------   -------------------   ------------------
                                                                      (in millions)
Operating revenues by segment:
U.S. Asset Management and Accumulation....          $ 3,620.0             $ 3,516.7            $ 3,659.7
Life and Health Insurance.................            4,153.2               4,014.3              3,946.8
Corporate and Other.......................               (4.2)                 24.2                 13.1
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total segment operating revenues........            7,769.0               7,555.2              7,619.6
Net realized/unrealized capital losses,
  including recognition of front-end fee
  revenues and certain market value
  adjustments to fee revenues.............             (119.8)               (103.5)              (441.0)
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total revenues per consolidated                   $ 7,649.2             $7,451.7             $ 7,178.6
     statements of operations.............
                                              ===================   ===================   ==================

                                                             For the year ended December 31,
                                              --------------------------------------------------------------
                                              ------------------- - -------------------   ------------------
                                                     2004                  2003                 2002
                                              -------------------   -------------------   ------------------
                                                                      (in millions)
Operating earnings (loss) by segment, net of related income taxes:
U.S. Asset Management and Accumulation ...           $  498.5              $  425.1           $ 358.3
Life and Health Insurance.................              257.7                 241.2             233.1
Mortgage Banking..........................              (10.3)                (18.1)            (16.7)
Corporate and Other ......................               (1.0)                 21.3              10.2
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total segment operating earnings, net of              744.9                 669.5             584.9
     related income taxes.................
Net realized/unrealized capital losses,
   as adjusted..........................                (77.7)                (59.2)           (262.7)
Other after-tax adjustments (1)...........              100.6                  49.0             229.9
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Net income per consolidated statements             $  767.8              $  659.3           $ 552.1
     of operations........................
                                              ===================   ===================   ==================

(1) In 2004, other after-tax adjustments of $100.6 million included (1) the positive effect of the discontinued operations and estimated gain on disposal of Principal Residential Mortgage, Inc. ($103.0 million) and (2) the negative effect from a cumulative change in accounting principle related to the implementation of SOP 03-1 ($2.4 million).

    In 2003, other after-tax adjustments of $49.0 million included the positive effect of: (a) a decrease in income tax reserves established for contested IRS tax audit matters ($28.9 million); (b) income from discontinued operations related to Principal Residential Mortgage, Inc. ($13.5 million)and (c) a cumulative effect of accounting change related to the implementation of FIN 46 ($6.6 million).

    In 2002, other after-tax adjustments of ($229.9) million included (1) the positive effect of: (a) the settlement of an IRS audit issue ($138.0) million and (b) income from discontinued operations related to Principal Residential Mortgage, Inc. ($120.1 million) and (2) the negative effects of:
    (a) an increase to a loss contingency reserve established for sales practice litigation ($21.6 million); (b) a cumulative effect of accounting change related to the implementation of SFAS 142 ($4.6 million); (c) expenses related to the demutualization ($2.0 million)

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

                                                             For the year ended December 31,
                                              --------------------------------------------------------------
                                              ------------------- - -------------------   ------------------
                                                     2004                  2003                 2002
                                              -------------------   -------------------   ------------------
                                                                      (in millions)
Income tax expense (benefit) by segment:
U.S. Asset Management and Accumulation....          $ 147.8             $ 131.5               $  87.7
Life and Health Insurance.................            130.6               122.6                 122.1
Mortgage Banking..........................             (6.4)              (11.2)                (10.3)
Corporate and Other.......................             (5.1)                2.5                 (11.5)
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total segment income taxes from                     266.9               245.4                 188.0
     operating earnings.................
Taxes related to net
   realized/unrealized capital losses,
   as adjusted..........................              (40.6)              (37.4)               (141.3)
Taxes related to other after-tax
   adjustments..........................                -                 (26.1)               (116.0)
                                              -------------------   -------------------   ------------------
                                              -------------------   -------------------   ------------------
  Total income tax expense (benefit)                $ 226.3             $ 181.9               $ (69.3)
     per consolidated statements of
     operations.........................
                                              ===================   ===================   ==================

The following table summarizes operating revenues for our products and services:

                                                           For the year ended December 31,
                                             -------------------------------------------------------------
                                                    2004                 2003                2002
                                             -------------------- ------------------- -------------------
                                                                    (in millions)
 ===========================================
  U.S. Asset Management and Accumulation:
 -------------------------------------------
   Full-service accumulation..............         $ 1,168.7             $1,099.5            $1,076.5
 -------------------------------------------
   Full-service payout....................             811.8                862.5             1,191.8
 -------------------------------------------
   Investment only........................             931.6                905.9               886.4
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
     Total pension........................           2,912.1              2,867.9             3,154.7
 -------------------------------------------
 -------------------------------------------
 Individual annuities.....................             393.8                354.9               303.8
 -------------------------------------------
 Principal Bank...........................              20.6                 24.3                19.2
                                             -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total U.S. Asset Accumulation..........           3,326.5              3,247.1             3,477.7
 -------------------------------------------
 -------------------------------------------
 Principal Global Investors...............             338.5                304.0               215.4

 Eliminations.............................             (45.0)               (34.4)              (33.4)
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
   Total U.S. Asset Management and                   3,620.0              3,516.7             3,659.7
     Accumulation.........................
 -------------------------------------------
 -------------------------------------------
 Life and Health Insurance:
 -------------------------------------------

   Individual life insurance..............           1,370.4              1,360.1             1,381.3
 -------------------------------------------
   Health insurance.......................           1,778.8              1,746.7             1,708.3

   Specialty benefits insurance...........           1,004.0                907.5               857.2
 ------------------------------------------- -------------------- ------------------- -------------------
                                             -------------------- ------------------- -------------------
     Total Life and Health Insurance......           4,153.2              4,014.3             3,946.8
 -------------------------------------------
 -------------------------------------------
 Corporate and Other......................              (4.2)                24.2                13.1
                                             -------------------- ------------------- -------------------
 Total operating revenues.................         $ 7,769.0             $7,555.2            $7,619.6
 ------------------------------------------- ==================== =================== ===================
                                             ==================== =================== ===================

 -------------------------------------------
 -------------------------------------------
 Total operating revenues.................         $ 7,769.0             $7,555.2            $7,619.6
 -------------------------------------------
 Net realized/unrealized capital losses,
   including recognition of front-end fee
   revenues and certain market value
   adjustments to fee revenues............            (119.8)              (103.5)             (441.0)
 ------------------------------------------- -------------------- ------------------- -------------------
 Total U.S. GAAP revenues.................         $ 7,649.2             $7,451.7            $7,178.6
                                             ==================== =================== ==================--

21.  Stock-Based Compensation Plans

As of December 31, 2004, our ultimate parent, Principal Financial Group, Inc., sponsors the Stock Incentive Plan, Stock Purchase Plan and Long Term Performance Plan, which result in an expense for us.

Under the terms of the Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units or stock appreciation rights. Options outstanding under the Stock Incentive Plan were granted at a price equal to the market value of Principal Financial Group, Inc. common stock on the date of grant, and expire ten years after the grant date. Options granted have graded or cliff vesting over a three-year period.

Beginning in 2003, restricted stock units were issued to certain employees pursuant to the Stock Incentive Plan and have graded or cliff vesting over a three-year period.

Beginning in 2003, stock appreciation rights were issued to agents meeting certain production requirements and will vest ratably over a three-year-period. For the years ended December 31, 2004 and 2003, we recorded compensation expense of $0.3 million and $0.1 million, respectively, related to the stock appreciation rights.

Principal Financial Group, Inc. also maintains the Long Term Performance Plan, which provides the opportunity for eligible executives to receive additional rewards if specified minimum corporate performance objectives are achieved over a three-year period. This plan was amended in May 2001, to utilize stock as an option for payment starting with payments in 2003. For the years ended December 31, 2004, 2003 and 2002, we recorded compensation expense of $4.7 million, $6.6 million and $3.0 million, respectively, related to the plan.

Under Principal Financial Group, Inc.'s Stock Purchase Plan, participating employees have the opportunity to purchase shares of Principal Financial Group, Inc.'s common stock on a quarterly basis. For 2002 and 2003, the maximum amount an employee could contribute during any plan year was the lesser of $10,000, or such greater or lesser amount as determined by the plan administrator, and 10% of the employee's salary. Effective January 1, 2004, employees may purchase up to $25,000 worth of Principal Financial Group, Inc. stock each year. Employees may purchase shares of Principal Financial Group, Inc. common stock at a price equal to 85% of the share's fair market value as of the beginning or end of the quarter, whichever is lower.

The compensation cost that has been charged against income for the Stock Incentive Plan and Stock Purchase Plan was $38.5 million, $20.3 million and $9.1 million for 2004, 2003 and 2002, respectively. For awards with graded vesting, we use an accelerated expense attribution method.

The weighted-average estimated fair value of stock options granted during 2004, 2003 and 2002, using the Black-Scholes option valuation model was $13.55, $10.64 and $10.18 per share, respectively. The fair value of each option was estimated on the date of grant using the Black-Scholes option pricing model and the following assumptions:

                                2004              2003           2002
                           ------------      -----------      ------------
                                                              ------------
Dividend yield............
                                 1.26   %            .91 %           .91   %
                           ============      ===========      ============
                                                              ============
Expected volatility.......
                                39.2    %          38.6  %         32.5    %
                           ============      ===========      ============
                                                              ============
Risk-free interest rate...       3.3
                                        %           3.1  %          4.7    %
                           ============      ===========      ============
                                                              ============
Expected life (in years)..
                                 6                  6               6
                           ============      ===========      ============

22.  Quarterly Results of Operations (Unaudited)

The following is a summary of unaudited quarterly results of operations for 2004 and 2003:

                                                               For the three months ended
                                         -----------------------------------------------------------------------
                                         ----------------------------------- -----------------
                                             March 31          June 30         September 30      December 31
                                         ----------------------------------- -----------------------------------
                                                                     (in millions)
2004
   Total revenues.......................   $  1,842.6        $ 1,834.3         $  1,926.6       $   2,045.7
   Total expenses.......................      1,638.0          1,655.2            1,680.8           1,781.7
   Income from continuing operations,
     net of related income taxes........        152.4            135.6              183.5             195.7
   Income (loss) from discontinued
     operations, net of related
     income taxes.......................         30.2            (20.1)              94.1              (1.2)
   Net income...........................        180.2            115.5              277.6             194.5

2003
   Total revenues.......................   $  1,783.9        $ 1,813.9         $  1,827.8       $   2,026.1
   Total expenses.......................      1,655.4          1,618.9            1,602.4           1,753.9
    Income from continuing operations,
     net of related income taxes........         97.7            144.9              167.0             229.6
   Income (loss) from discontinued
     operations, net of related income
     taxes..............................         41.9             35.0              (12.7)            (40.7)
   Net income...........................        139.6            179.9              150.9             188.9